UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05954
The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

74.7%		Fixed-Rate Obligations	10,612,461,711	10,612,461,711
7.4%		Variable-Rate Obligations	1,058,455,400	1,058,455,400
18.5%		Repurchase Agreements	2,630,017,457	2,630,017,457

100.6%		Total Investments	14,300,934,568	14,300,934,568
(0	.6)%	Other Assets and Liabilities, Net		(85,823,308)

100.0%		Net Assets		14,215,111,260

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 74.7% of net assets

Asset Backed Commercial Paper 16.9%
Alpine Securitization Corp	a,b,c	0.19%		04/03/12	23,000,000	22,999,757
	a,b,c	0.19%		04/05/12	44,000,000	43,999,071
	a,b,c	0.18%		04/13/12	50,000,000	49,997,000
	a,b,c	0.18%		04/16/12	9,000,000	8,999,325
	a,b,c	0.19%		04/20/12	1,000,000	999,900

Amsterdam Funding Corp	a,b,c	0.25%		04/27/12	43,427,000	43,419,159

Atlantis One Funding Corp	a,b,c	0.32%		07/02/12	1,000,000	999,182

CAFCO, LLC	a,b,c	0.27%		04/05/12	1,000,000	999,970
	a,b,c	0.51%		04/10/12	15,000,000	14,998,087
	a,b,c	0.51%		07/18/12	61,000,000	60,906,670
	a,b,c	0.51%		07/23/12	53,000,000	52,915,156

Cancara Asset Securitisation, LLC	a,b,c	0.22%		04/02/12	172,000,000	171,998,949

Chariot Funding, LLC	a,b,c	0.25%		05/07/12	43,000,000	42,989,250
	a,b,c	0.19%		05/15/12	50,000,000	49,988,389
	a,b,c	0.19%		05/17/12	20,000,000	19,995,144
	a,b,c	0.19%		05/29/12	50,000,000	49,984,694
	a,b,c	0.19%		05/30/12	43,000,000	42,986,610
	a,b,c	0.23%		06/14/12	10,000,000	9,995,272
	a,b,c	0.23%		06/18/12	10,000,000	9,995,017

Ciesco, LLC	a,b,c	0.50%		04/03/12	50,000,000	49,998,611
	a,b,c	0.50%		04/09/12	11,000,000	10,998,778
	a,b,c	0.50%		04/10/12	1,000,000	999,875
	a,b,c	0.50%		08/06/12	24,000,000	23,957,667

CRC Funding, LLC	a,b,c	0.27%		04/04/12	10,000,000	9,999,775
	a,b,c	0.28%		05/11/12	25,000,000	24,992,222
	a,b,c	0.58%		05/17/12	2,000,000	1,998,518

 1

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.51%		07/10/12	20,000,000	19,971,667
	a,b,c	0.51%		07/16/12	30,000,000	29,954,950
	a,b,c	0.51%		07/17/12	31,000,000	30,953,009
	a,b,c	0.50%		07/24/12	45,000,000	44,928,750

Crown Point Capital Company, LLC	a,b,c	0.42%		04/04/12	1,000,000	999,965
	a,b,c	0.42%		04/13/12	2,000,000	1,999,720
	a,b,c	0.42%		04/20/12	65,000,000	64,985,592

Fairway Finance Co, LLC	a,b,c	0.14%		04/19/12	10,000,000	9,999,300
	a,b,c	0.14%		04/23/12	58,917,000	58,911,959
	a,b,c	0.16%		05/14/12	9,000,000	8,998,280

Gemini Securitization Corp, LLC	a,b,c	0.23%		05/03/12	4,000,000	3,999,131

Gotham Funding Corp	a,b,c	0.20%		04/16/12	34,000,000	33,997,167

Govco, LLC	a,b,c	0.28%		04/16/12	2,500,000	2,499,708
	a,b,c	0.30%		04/17/12	4,000,000	3,999,467
	a,b,c	0.50%		04/24/12	8,000,000	7,997,444
	a,b,c	0.30%		05/07/12	92,000,000	91,972,400
	a,b,c	0.52%		05/07/12	5,000,000	4,997,400
	a,b,c	0.60%		06/14/12	3,000,000	2,996,300
	a,b,c	0.42%		06/15/12	34,000,000	33,970,250
	a,b,c	0.62%		06/19/12	47,000,000	46,936,054
	a,b,c	0.63%		06/20/12	63,000,000	62,911,800
	a,b,c	0.62%		06/21/12	31,000,000	30,956,755
	a,b,c	0.52%		06/28/12	33,000,000	32,958,053

Jupiter Securitization Corp	a,b,c	0.25%		04/04/12	77,000,000	76,998,396
	a,b,c	0.21%		04/11/12	15,000,000	14,999,125
	a,b,c	0.25%		05/07/12	4,000,000	3,999,000
	a,b,c	0.19%		05/09/12	20,000,000	19,995,989
	a,b,c	0.19%		05/10/12	40,000,000	39,991,767
	a,b,c	0.19%		05/15/12	19,000,000	18,995,588
	a,b,c	0.19%		05/23/12	38,000,000	37,989,571
	a,b,c	0.19%		06/04/12	41,059,000	41,045,131
	a,b,c	0.20%		06/19/12	25,000,000	24,989,028
	a,b,c	0.20%		06/20/12	18,000,000	17,992,000

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.21%		04/13/12	35,000,000	34,997,550
	a,b,c	0.21%		04/16/12	11,000,000	10,999,038
	a,b,c	0.23%		04/17/12	8,000,000	7,999,182

Market Street Funding Corp	a,b,c	0.23%		04/19/12	5,000,000	4,999,425
	a,b,c	0.25%		05/08/12	11,000,000	10,997,174
	a,b,c	0.23%		05/10/12	8,044,000	8,041,996
	a,b,c	0.23%		05/11/12	27,000,000	26,993,100
	a,b,c	0.21%		05/16/12	6,017,000	6,015,421
	a,b,c	0.23%		06/07/12	2,000,000	1,999,144
	a,b,c	0.21%		06/13/12	4,000,000	3,998,297
	a,b,c	0.21%		06/21/12	19,000,000	18,991,022
	a,b,c	0.21%		06/22/12	27,000,000	26,987,085
	a,b,c	0.21%		06/25/12	8,000,000	7,996,033
	a,b,c	0.21%		06/26/12	3,000,000	2,998,495
	a,b,c	0.22%		07/06/12	35,000,000	34,979,467

Old Line Funding, LLC	a,b,c	0.24%		05/22/12	18,048,000	18,041,864
	a,b,c	0.19%		05/25/12	7,000,000	6,998,005
	a,b,c	0.19%		06/05/12	14,000,000	13,995,197

Sheffield Receivables Corp	a,b,c	0.16%		04/11/12	2,000,000	1,999,911

Solitaire Funding, LLC	a,b,c	0.20%		04/10/12	25,000,000	24,998,750

2

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.32%		04/12/12	123,000,000	122,987,973

Thunder Bay Funding, LLC	a,b,c	0.21%		04/09/12	10,000,000	9,999,533
	a,b,c	0.22%		04/16/12	10,000,000	9,999,083
	a,b,c	0.14%		04/20/12	50,000,000	49,996,306
	a,b,c	0.20%		05/21/12	4,000,000	3,998,889
	a,b,c	0.19%		06/04/12	10,000,000	9,996,622
	a,b,c	0.19%		06/05/12	13,000,000	12,995,540
	a,b,c	0.24%		07/25/12	11,000,000	10,991,567

Variable Funding Capital Corp	a,b,c	0.18%		04/25/12	44,000,000	43,994,720

Victory Receivables Corp	a,b,c	0.18%		04/04/12	22,000,000	21,999,670
	a,b,c	0.18%		04/13/12	20,000,000	19,998,800
	a,b,c	0.19%		04/16/12	60,000,000	59,995,250
	a,b,c	0.18%		04/25/12	1,000,000	999,880

						2,403,982,753

Financial Company Commercial Paper 6.9%
Commonwealth Bank of Australia	c	0.19%		05/29/12	23,000,000	22,993,145
	c	0.63%		06/15/12	31,000,000	30,959,312

General Electric Capital Corp		0.28%		04/12/12	106,000,000	105,990,931
		0.26%		04/18/12	32,000,000	31,996,071
		0.21%		04/27/12	5,000,000	4,999,242
		0.22%		05/03/12	79,000,000	78,984,551
		0.22%		05/04/12	8,000,000	7,998,387
		0.22%		05/08/12	11,000,000	10,997,513
		0.32%		06/11/12	47,000,000	46,970,338
		0.17%		06/19/12	30,000,000	29,988,808
		0.30%		08/10/12	35,000,000	34,961,792
		0.29%		08/27/12	2,000,000	1,997,583

HSBC USA, Inc		0.24%		05/08/12	70,000,000	69,982,733

JP Morgan Chase & Co		0.18%		04/23/12	50,000,000	49,994,500
		0.18%		04/25/12	93,000,000	92,988,840

Nordea North America, Inc	a	0.15%		04/16/12	48,000,000	47,997,100
	a	0.16%		04/24/12	50,000,000	49,994,889
	a	0.15%		04/26/12	10,000,000	9,998,958
	a	0.15%		04/27/12	64,000,000	63,993,067

PNC Bank NA		0.24%		06/14/12	27,000,000	26,986,680
		0.23%		06/21/12	30,000,000	29,984,812

Skandinaviska Enskilda Banken AB		0.15%		04/26/12	38,000,000	37,996,042

State Street Corp		0.19%		06/13/12	3,000,000	2,998,844
		0.24%		06/15/12	66,000,000	65,967,000

Westpac Banking Corp	c	0.54%		08/01/12	17,000,000	16,968,890

						974,690,028

Other Commercial Paper 4.8%
Abbott Laboratories	c	0.10%		04/18/12	17,000,000	16,999,197

BHP Billiton Finance (USA) Ltd	a,c	0.14%		04/10/12	15,000,000	14,999,475
	a,c	0.17%		05/08/12	25,000,000	24,995,632

Catholic Health Initiatives		0.16%		04/10/12	23,000,000	23,000,000

 3

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

General Electric Co		0.15%		06/19/12	170,000,000	169,944,042
		0.15%		06/27/12	20,000,000	19,992,750

Philip Morris International, Inc	c	0.16%		04/25/12	25,000,000	24,997,333
	c	0.18%		05/22/12	20,000,000	19,994,900

Reckitt Benckiser Treasury Services PLC	a,c	0.60%		06/01/12	2,000,000	1,997,967
	a,c	0.60%		07/02/12	1,000,000	998,467
	a,c	0.65%		07/09/12	25,000,000	24,955,312
	a,c	0.36%		09/20/12	9,000,000	8,984,520
	a,c	0.49%		11/13/12	16,000,000	15,950,782

Roche Holdings Inc	a,c	0.13%		04/19/12	21,600,000	21,598,596

Sanofi	c	0.15%		04/13/12	4,085,000	4,084,796
	c	0.15%		04/17/12	5,000,000	4,999,667

Toyota Motor Credit Corp	a	0.57%		05/16/12	21,000,000	20,985,037
	a	0.60%		05/24/12	120,000,000	119,894,000
	a	0.45%		09/06/12	72,000,000	71,857,800

Univ of California
CP Series B		0.14%		04/09/12	8,000,000	7,999,751
		0.20%		05/08/12	10,000,000	9,997,944
		0.17%		05/15/12	25,000,000	24,994,806
		0.17%		05/17/12	6,000,000	5,998,697

Vermont Economic Development Auth
Economic Development Capitalization Program Taxable CP Notes Series A	a	0.15%		05/14/12	16,000,000	16,000,000

						676,221,471

Certificate of Deposit 28.7%
Australia & New Zealand Banking Group Ltd		0.49%		04/27/12	8,000,000	8,000,000
		0.25%		05/07/12	134,000,000	134,000,000

Bank of Montreal		0.15%		04/02/12	10,000,000	10,000,000
		0.15%		04/03/12	90,000,000	90,000,000
		0.15%		04/05/12	30,000,000	30,000,000
		0.15%		04/11/12	46,000,000	46,000,000
		0.15%		04/20/12	55,000,000	55,000,000
		0.16%		05/02/12	22,000,000	22,000,000

Bank of Nova Scotia		0.11%		04/05/12	47,000,000	47,000,000
		0.21%		04/10/12	23,000,000	23,000,000
		0.18%		05/10/12	41,000,000	41,000,000
		0.47%		05/14/12	2,000,000	2,000,000
		0.50%		05/15/12	2,000,000	2,000,000
		0.50%		05/22/12	25,000,000	25,000,000
		0.50%		05/23/12	27,000,000	27,000,000
		0.18%		06/14/12	23,000,000	23,000,000
		0.60%		08/15/12	49,000,000	49,000,000

Bank of the West		0.32%		04/23/12	41,000,000	41,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.15%		04/02/12	23,000,000	23,000,000
		0.17%		04/02/12	1,000,000	1,000,000
		0.17%		04/10/12	2,000,000	2,000,000
		0.18%		04/20/12	2,000,000	2,000,000

Barclays Bank PLC		0.15%		04/03/12	129,000,000	129,000,000
		0.15%		04/11/12	12,000,000	12,000,000
		0.15%		04/16/12	17,000,000	17,000,000

4

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.73%		04/19/12	20,000,000	20,000,000

Branch Banking & Trust Co		0.33%		06/22/12	20,000,000	20,000,000
		0.28%		08/03/12	64,000,000	64,000,000

Canadian Imperial Bank of Commerce		0.22%		05/04/12	109,000,000	109,000,000
		0.21%		05/10/12	62,000,000	62,000,000

Chase Bank USA, NA		0.18%		04/23/12	50,000,000	50,000,000
		0.18%		04/24/12	10,000,000	10,000,000
		0.18%		04/26/12	26,000,000	26,000,000
		0.18%		05/16/12	98,000,000	98,000,000
		0.18%		05/17/12	97,000,000	97,000,000

Citibank, NA		0.52%		05/29/12	105,000,000	105,000,000
		0.52%		05/30/12	38,000,000	38,000,000
		0.60%		06/20/12	11,000,000	11,000,000

Commonwealth Bank of Australia		0.32%		05/08/12	25,000,000	25,000,000
		0.32%		05/09/12	31,000,000	31,000,000
		0.22%		05/22/12	60,000,000	60,000,000

Credit Suisse AG		0.17%		05/01/12	156,000,000	156,000,000

Deutsche Bank AG		0.25%		04/12/12	123,000,000	123,000,000
		0.25%		04/17/12	300,000,000	300,000,000

DNB Bank ASA		0.14%		04/03/12	16,000,000	16,000,000
		0.15%		04/16/12	14,000,000	14,000,000
		0.16%		05/02/12	139,000,000	139,000,000

Mitsubishi UFJ Trust & Banking Corp		0.17%		04/09/12	7,000,000	7,000,000
		0.17%		04/13/12	40,000,000	40,000,000

Mizuho Corporate Bank Ltd		0.14%		04/02/12	26,000,000	26,000,000
		0.18%		04/12/12	45,000,000	45,000,000
		0.18%		04/13/12	24,000,000	24,000,000

National Australia Bank Ltd		0.50%		04/05/12	65,000,000	65,000,000
		0.50%		04/19/12	2,000,000	2,000,000
		0.60%		06/11/12	57,000,000	57,000,000
		0.39%		09/10/12	87,000,000	87,000,000

Rabobank Nederland		0.33%		07/03/12	140,000,000	140,000,000

Royal Bank of Scotland PLC		0.81%		04/19/12	20,000,000	20,000,000

Skandinaviska Enskilda Banken AB		0.18%		04/05/12	17,000,000	17,000,000

State Street Bank & Trust Company, NA		0.13%		04/13/12	107,000,000	107,000,000

Sumitomo Trust & Banking Co.		0.13%		04/02/12	70,000,000	70,000,000
		0.13%		04/05/12	73,000,000	73,000,000
		0.18%		04/10/12	69,000,000	69,000,000

Svenska Handelsbanken AB		0.15%		04/11/12	72,000,000	72,000,000
		0.15%		04/16/12	1,000,000	1,000,000
		0.15%		04/17/12	34,000,000	34,000,000
		0.15%		04/24/12	33,000,000	33,000,000
		0.15%		04/26/12	1,000,000	1,000,000
		0.15%		04/27/12	57,000,000	57,000,000

Toronto-Dominion Bank		0.21%		04/02/12	50,000,000	50,000,000
		0.13%		04/18/12	1,000,000	1,000,000

 5

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.38%		05/01/12	31,000,000	31,000,000
		0.22%		05/08/12	163,000,000	163,000,000
		0.17%		05/14/12	109,000,000	109,000,000
		0.17%		05/15/12	137,000,000	137,000,000
		0.28%		06/01/12	10,000,000	10,002,031
		0.15%		06/12/12	43,000,000	43,000,000

Union Bank, NA		0.45%		04/11/12	2,000,000	2,000,000
		0.44%		06/18/12	53,000,000	53,000,000

Westpac Banking Corp		0.50%		05/11/12	1,000,000	1,000,000

						4,082,002,031

Government Agency Debt 11.6%
Fannie Mae		0.02%		04/02/12	20,000,000	19,999,989
		0.09%		04/02/12	27,000,000	26,999,936
		0.07%		04/18/12	16,832,000	16,831,444
		0.09%		05/23/12	42,000,000	41,994,721
		0.09%		06/06/12	30,000,000	29,995,050

Federal Home Loan Bank		0.09%		04/04/12	20,000,000	19,999,850
		0.07%		04/18/12	47,111,000	47,109,443
		0.13%		04/18/12	3,000,000	2,999,816
		0.09%		05/04/12	41,000,000	40,996,617
		0.10%		05/04/12	5,000,000	4,999,542
		0.08%		05/09/12	25,000,000	24,997,889
		0.10%		05/09/12	44,000,000	43,995,355
		0.11%		05/11/12	136,000,000	135,983,378
		0.07%		05/21/12	80,000,000	79,992,222
		0.07%		05/24/12	10,000,000	9,998,969
		0.07%		05/29/12	32,000,000	31,996,391
		0.10%		05/30/12	31,000,000	30,994,919
		0.09%		06/06/12	20,000,000	19,996,700
		0.11%		06/06/12	25,000,000	24,994,958
		0.10%		06/08/12	100,000,000	99,982,056
		0.11%		06/13/12	48,000,000	47,989,780
		0.11%		06/15/12	101,000,000	100,977,385

Freddie Mac		0.07%		05/15/12	4,000,000	3,999,658
		0.10%		06/01/12	75,000,000	74,987,292
		0.09%		06/04/12	4,000,000	3,999,342
		0.10%		06/04/12	80,000,000	79,985,778
		0.09%		06/05/12	48,000,000	47,992,200

Straight A Funding, LLC	a,b,c,f	0.19%		04/02/12	10,000,000	9,999,947
	a,b,c,f	0.19%		04/03/12	11,062,000	11,061,883
	a,b,c,f	0.19%		04/05/12	10,000,000	9,999,789
	a,b,c,f	0.19%		04/18/12	25,000,000	24,997,757
	a,b,c,f	0.18%		05/07/12	50,000,000	49,991,000
	a,b,c,f	0.18%		05/08/12	62,000,000	61,988,530
	a,b,c,f	0.18%		05/09/12	50,000,000	49,990,500
	a,b,c,f	0.18%		05/10/12	48,000,000	47,990,640
	a,b,c,f	0.18%		05/18/12	10,000,000	9,997,650
	a,b,c,f	0.18%		05/22/12	25,000,000	24,993,625
	a,b,c,f	0.18%		05/24/12	75,086,000	75,066,102
	a,b,c,f	0.18%		05/29/12	5,000,000	4,998,550
	a,b,c,f	0.18%		05/30/12	88,000,000	87,974,040
	a,b,c,f	0.18%		06/04/12	47,748,000	47,732,721
	a,b,c,f	0.18%		06/14/12	11,000,000	10,995,930

						1,642,569,344

6

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Instrument 4.0%
Australia & New Zealand Banking Group Ltd	j	0.18%		04/02/12	230,000,000	230,000,000

Citibank, NA	j	0.15%		04/03/12	57,000,000	57,000,000

Northern Trust Co	j	0.06%		04/02/12	105,000,000	105,000,000

Royal Bank of Canada	j	0.12%		04/02/12	177,000,000	177,000,000

						569,000,000

Other Note 0.9%
Bank of America, NA	h	0.35%		04/09/12	35,000,000	35,000,000
	h	0.32%		04/18/12	100,000,000	100,000,000

						135,000,000

Treasury Debt 0.9%
United States Treasury Department		0.07%		04/12/12	80,000,000	79,998,289
		0.09%		04/19/12	49,000,000	48,997,795

						128,996,084

Total Fixed-Rate Obligations
(Cost $10,612,461,711)						10,612,461,711

Variable-Rate Obligations 7.4% of net assets

Certificate of Deposit 3.7%
Bank of Nova Scotia		0.32%	04/26/12	07/26/12	113,000,000	113,000,000

Canadian Imperial Bank of Commerce		0.32%	04/10/12	07/09/12	44,000,000	44,000,000

Royal Bank of Canada		0.33%	04/02/12	04/09/12	131,000,000	131,000,000
		0.38%	04/02/12	04/12/12	175,000,000	175,000,000

Westpac Banking Corp		0.33%	04/02/12	05/01/12	52,000,000	52,000,000
		0.33%	04/03/12	07/03/12	13,000,000	13,000,000

						528,000,000

Government Agency Debt 0.9%
Freddie Mac	i	0.48%	04/10/12	02/08/13	125,000,000	125,000,000

Variable Rate Demand Note 0.8%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.38%		04/06/12	17,550,000	17,550,000

GFRE Holdings, LLC	a	0.24%		04/06/12	1,925,000	1,925,000

New Jersey Economic Development Auth
Lease Refunding RB (Camden Center Urban Renewal) Series 2002A	a	0.34%		04/06/12	15,060,000	15,060,000
Lease Refunding RB (Camden Center Urban Renewal) Series 2002B	a	0.34%		04/06/12	20,000,000	20,000,000

Texas
TRAN Series 2011A	c,g	0.20%		04/02/12	69,595,000	69,595,000

						124,130,000

 7

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Note 2.0%
Commonwealth Bank of Australia	c,i	0.71%	04/27/12	04/26/13	150,000,000	150,000,000

JPMorgan Chase Bank, NA	i	0.36%	04/23/12	04/19/13	129,000,000	129,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	2,325,400	2,325,400

						281,325,400

Total Variable-Rate Obligations
(Cost $1,058,455,400)						1,058,455,400

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 18.5% of net assets

Government Agency Repurchase Agreement 16.7%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $61,800,417, issued 03/26/12, due 04/02/12.		0.15%		04/02/12	60,001,750	60,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $185,844,634, issued 03/22/12, due 05/21/12.		0.18%		04/06/12	177,013,275	177,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $353,648,215, issued 03/16/12, due 05/15/12.		0.19%		04/06/12	340,037,684	340,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $377,400,474, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	370,004,933	370,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $73,461,546, issued 03/30/12, due 04/02/12.		0.11%		04/02/12	72,018,117	72,017,457
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $9,180,767, issued 03/28/2012, due 04/04/2012.		0.15%		04/04/12	9,000,263	9,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $93,673,794, issued 03/20/2012, due 04/02/2012.		0.15%		04/02/12	90,004,875	90,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $72,739,986, issued 01/03/12, due 04/02/12.		0.23%		04/02/12	70,040,250	70,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $63,440,001, issued 02/23/12, due 04/23/12.		0.18%		04/06/12	61,013,115	61,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $48,880,000, issued 01/30/12, due 04/30/12.		0.19%		04/06/12	47,016,620	47,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $12,488,684, issued 03/01/12, due 05/30/12.		0.20%		04/06/12	12,002,400	12,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $128,821,063, issued 03/07/12, due 06/11/12.		0.20%		04/06/12	123,020,500	123,000,000

8

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $52,000,000, issued 03/14/12, due 06/12/12.		0.22%		04/06/12	50,007,028	50,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $128,100,001, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	122,001,627	122,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $134,400,00, issued 03/26/12, due 04/02/12.		0.20%		04/02/12	128,004,978	128,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $52,500,000, issued 03/22/2012, due 04/05/2012.		0.18%		04/05/12	50,003,500	50,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $463,500,001, issued 03/30/12, due 04/02/12.		0.15%		04/02/12	450,005,625	450,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $144,840,001, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	142,001,893	142,000,000

						2,373,017,457

Treasury Repurchase Agreement 1.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $204,000,091, issued 03/30/12, due 04/02/12.		0.05%		04/02/12	200,000,833	200,000,000

Other Repurchase Agreement 0.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $15,750,009, issued 03/30/12, due 04/02/12.		0.30%		04/02/12	15,000,375	15,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $44,100,010, issued 02/07/12, due 05/22/12.	d	0.68%		05/22/12	42,083,300	42,000,000

						57,000,000

Total Repurchase Agreements
(Cost $2,630,017,457)						2,630,017,457

End of Investments.

 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

At 03/31/12, the tax basis cost of the fund’s investments was $14,300,934,568.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,410,159,808 or 24.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $44,325,400 or 0.3% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

CP —	Commercial paper
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect

10

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47697MAR12

 11

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

62.4%		Fixed-Rate Obligations	10,336,354,858	10,336,354,858
18.9%		Variable-Rate Obligations	3,125,320,569	3,125,320,569
20.8%		Repurchase Agreements	3,452,150,792	3,452,150,792

102.1%		Total Investments	16,913,826,219	16,913,826,219
(2	.1)%	Other Assets and Liabilities, Net		(347,142,928)

100.0%		Net Assets		16,566,683,291

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 62.4% of net assets

Government Agency Debt 59.2%
Fannie Mae		0.16%		04/02/12	19,130,000	19,129,915
		0.06%		04/02/12	123,814,000	123,813,785
		0.07%		04/02/12	309,619,500	309,618,891
		1.00%		04/04/12	51,675,000	51,679,000
		0.12%		04/16/12	100,000,000	99,995,000
		0.03%		04/16/12	125,000,000	124,998,437
		0.07%		05/01/12	184,105,000	184,094,261
		0.08%		05/01/12	81,497,244	81,491,980
		0.06%		05/07/12	250,000,000	249,985,000
		0.12%		06/01/12	322,867,000	322,801,350
		0.06%		06/04/12	95,000,000	94,989,867
		0.08%		06/18/12	75,000,000	74,987,000
		1.25%		06/22/12	38,940,000	39,042,089
		0.06%		06/25/12	50,000,000	49,992,917
		0.14%		07/02/12	175,000,000	174,940,281
		0.09%		07/05/12	12,700,000	12,696,984
		0.05%		07/09/12	95,000,000	94,986,937
		0.10%		07/25/12	54,000,000	53,982,750
		1.13%		07/30/12	108,025,000	108,370,074
		4.38%		09/15/12	26,383,000	26,894,891

Farm Credit System		4.50%		10/17/12	5,127,000	5,246,773

Federal Home Loan Bank		0.08%		04/04/12	68,000,000	67,999,547
		0.13%		04/13/12	35,000,000	34,998,483
		0.10%		04/18/12	102,100,000	102,095,179
		0.14%		04/18/12	40,000,000	39,997,356
		0.11%		04/18/12	145,000,000	144,992,468
		0.08%		04/20/12	29,000,000	28,998,852
		0.07%		04/20/12	44,400,000	44,398,360
		0.09%		05/02/12	71,500,000	71,494,459
		0.09%		05/04/12	85,000,000	84,993,377
		0.10%		05/09/12	50,000,000	49,994,722

 1

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.11%		05/11/12	27,000,000	26,996,700
		0.15%		05/15/12	75,000,000	74,986,250
		0.12%		05/17/12	200,000,000	200,003,328
		0.10%		05/21/12	300,000,000	299,958,333
		0.12%		05/30/12	74,200,000	74,186,015
		0.08%		06/01/12	50,000,000	49,993,646
		0.14%		06/06/12	15,000,000	14,998,831
		0.16%		06/07/12	50,000,000	50,000,789
		0.10%		06/08/12	125,000,000	124,977,569
		1.38%		06/08/12	4,550,000	4,560,969
		0.11%		06/13/12	147,000,000	146,968,224
		0.11%		06/18/12	45,000,000	44,989,275
		0.10%		06/27/12	15,000,000	14,996,375
		0.27%		07/06/12	93,000,000	93,030,813
		0.09%		07/11/12	14,595,000	14,591,315
		0.09%		07/13/12	23,000,000	22,994,078
		0.10%		08/01/12	300,000,000	299,898,333
		0.23%		08/03/12	94,500,000	94,425,135
		0.23%		08/28/12	55,585,000	55,609,687
		0.14%		09/07/12	33,610,000	33,612,630
		0.18%		11/21/12	14,450,000	14,451,813
	c	0.32%		11/23/12	50,000,000	50,000,000
		0.20%		11/26/12	14,475,000	14,478,545
	c	0.30%		12/07/12	50,000,000	50,000,000
		0.18%		01/10/13	50,000,000	49,992,968
		0.16%		02/13/13	100,000,000	99,971,294
		0.18%		02/15/13	85,000,000	84,975,475
	c	0.27%		03/19/13	100,000,000	100,000,000
	c	0.30%		04/15/13	100,000,000	100,000,000

Freddie Mac		0.15%		04/03/12	60,000,000	59,999,500
		0.09%		04/03/12	148,000,000	147,999,260
		0.01%		04/05/12	270,000,000	269,999,700
		0.07%		04/24/12	6,585,000	6,584,706
		0.09%		04/24/12	26,040,000	26,038,503
		0.05%		05/01/12	185,000,000	184,992,292
		0.02%		05/02/12	400,000,000	399,993,111
		0.05%		05/09/12	85,000,000	84,995,514
		0.09%		05/09/12	2,100,000	2,099,801
		0.04%		05/09/12	100,000,000	99,995,778
		0.07%		05/15/12	50,000,000	49,995,722
		0.07%		05/17/12	50,000,000	49,995,528
		0.06%		05/21/12	46,000,000	45,996,167
		0.04%		05/22/12	50,000,000	49,997,167
		0.10%		05/22/12	180,000,000	179,974,500
		0.06%		05/25/12	150,000,000	149,986,500
		0.14%		06/01/12	50,000,000	49,988,139
		0.09%		06/04/12	50,000,000	49,991,778
		0.04%		06/05/12	45,000,000	44,996,750
		0.11%		06/11/12	40,770,000	40,761,155
		1.75%		06/15/12	69,354,000	69,591,730
		0.12%		06/18/12	15,000,000	14,996,263
		0.05%		06/19/12	125,000,000	124,986,285
		0.12%		06/19/12	75,000,000	74,981,073
		0.09%		06/19/12	145,000,000	144,971,362
		0.07%		06/20/12	50,000,000	49,992,222
		0.10%		06/25/12	35,000,000	34,991,736
		0.07%		07/10/12	215,000,000	214,958,194
		0.10%		07/11/12	200,000,000	199,943,889
		0.11%		07/17/12	35,000,000	34,988,557
		0.07%		07/25/12	25,000,000	24,994,410
		0.07%		08/01/12	75,000,000	74,982,208
		0.13%		08/07/12	150,000,000	149,930,667
		0.12%		08/15/12	40,000,000	39,981,867
		0.07%		08/17/12	50,000,000	49,986,583

2

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.13%		08/22/12	100,000,000	99,948,361
		0.11%		08/22/12	100,000,000	99,956,306
		0.10%		10/02/12	100,000,000	99,948,889

Straight A Funding, LLC	a,b,d,e	0.19%		04/02/12	50,000,000	49,999,736
	a,b,d,e	0.19%		04/04/12	180,000,000	179,997,150
	a,b,d,e	0.19%		04/05/12	10,000,000	9,999,789
	a,b,d,e	0.19%		04/09/12	70,000,000	69,997,044
	a,b,d,e	0.19%		04/10/12	79,000,000	78,996,248
	a,b,d,e	0.19%		04/11/12	10,000,000	9,999,472
	a,b,d,e	0.11%		04/18/12	2,762,000	2,761,857
	a,b,d,e	0.19%		04/18/12	15,000,000	14,998,654
	a,b,d,e	0.10%		04/24/12	17,000,000	16,998,914
	a,b,d,e	0.10%		04/26/12	14,000,000	13,999,028
	a,b,d,e	0.11%		05/01/12	21,800,000	21,798,002
	a,b,d,e	0.18%		05/02/12	60,005,000	59,995,699
	a,b,d,e	0.18%		05/03/12	24,000,000	23,996,160
	a,b,d,e	0.18%		05/04/12	83,000,000	82,986,305
	a,b,d,e	0.18%		05/07/12	20,000,000	19,996,400
	a,b,d,e	0.18%		05/09/12	65,000,000	64,987,650
	a,b,d,e	0.18%		05/10/12	15,018,000	15,015,071
	a,b,d,e	0.14%		05/14/12	5,113,000	5,112,145
	a,b,d,e	0.18%		05/14/12	50,028,000	50,017,244
	a,b,d,e	0.14%		05/17/12	15,000,000	14,997,317
	a,b,d,e	0.18%		05/24/12	30,018,000	30,010,045
	a,b,d,e	0.18%		05/25/12	48,520,000	48,506,899
	a,b,d,e	0.18%		05/30/12	25,000,000	24,992,625
	a,b,d,e	0.18%		06/01/12	23,013,000	23,005,981

						9,811,026,983

Treasury Debt 3.2%
United States Treasury Department		0.08%		04/19/12	50,000,000	49,998,000
		0.15%		04/19/12	100,000,000	99,992,500
		0.10%		04/19/12	200,000,000	199,990,500
		0.10%		04/26/12	25,000,000	24,998,333
		0.09%		06/07/12	50,000,000	49,991,625
		1.88%		06/15/12	100,000,000	100,356,917

						525,327,875

Total Fixed-Rate Obligations
(Cost $10,336,354,858)						10,336,354,858

Variable-Rate Obligations 18.9% of net assets

Government Agency Debt 18.9%
Fannie Mae		0.23%	04/26/12	07/26/12	200,000,000	200,016,157
		0.26%	04/23/12	08/23/12	125,310,000	125,309,638
		0.33%	04/02/12	12/03/12	217,255,000	217,275,252
		0.30%	04/02/12	01/10/13	5,000,000	5,001,976

Farm Credit System		0.24%	04/02/12	08/15/12	45,000,000	44,998,751
		0.16%	04/04/12	02/04/13	75,000,000	75,000,219
		0.16%	04/21/12	02/21/13	95,000,000	95,009,223

Federal Home Loan Bank		0.26%	04/02/12	07/24/12	75,000,000	74,994,084
		0.20%	04/10/12	08/10/12	100,000,000	99,985,528
		0.24%	04/02/12	08/24/12	100,000,000	99,996,985
		0.23%	04/02/12	09/19/12	100,000,000	99,990,539
		2.88%		11/13/12	22,000,000	22,367,992
		0.32%	04/02/12	04/11/13	90,000,000	90,014,042
		0.00	04/11/12	04/11/13	150,000,000	150,000,000
		0.31%	04/02/12	06/07/13	122,500,000	122,500,000

 3

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Freddie Mac		0.21%		04/03/12	200,000,000	199,999,555
		0.22%	04/11/12	05/11/12	100,000,000	99,994,523
		0.27%	04/02/12	10/12/12	75,000,000	75,008,858
		0.17%	04/27/12	12/27/12	100,460,000	100,482,557
		0.30%	04/02/12	01/24/13	123,690,000	123,709,552
		0.19%	04/04/12	02/04/13	200,000,000	199,913,857
	c	0.48%	04/10/12	02/08/13	150,000,000	150,000,000
		0.20%	04/21/12	03/21/13	115,000,000	115,054,853
		0.19%	04/09/12	05/06/13	350,000,000	349,945,560
		0.19%	04/03/12	06/03/13	25,000,000	24,997,248
		0.19%	04/17/12	06/17/13	163,840,000	163,753,620

Total Variable-Rate Obligations
(Cost $3,125,320,569)						3,125,320,569

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 20.8% of net assets

Government Agency Repurchase Agreement 19.3%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $863,681,570, issued 03/30/12, due 04/02/12.		0.17%		04/02/12	830,011,758	830,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $472,429,600, issued 03/20/12, due 04/19/12.		0.17%		04/06/12	450,036,125	450,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $520,746,107, issued 03/16/12, due 05/15/12.		0.19%		04/06/12	500,055,417	500,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $260,212,036, issued 03/19/12, due 05/21/12.		0.18%		04/06/12	250,022,500	250,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $209,989,044, issued 03/26/12, due 06/25/12.		0.19%		04/06/12	200,011,611	200,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $93,994,717, issued 03/30/12, due 04/02/12.		0.11%		04/02/12	92,151,637	92,150,792

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $157,500,000, issued 03/27/12, due 04/03/12.		0.20%		04/03/12	150,005,833	150,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $105,000,000, issued 03/28/12, due 04/04/12.		0.20%		04/04/12	100,003,889	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $78,750,001, issued 03/22/12, due 04/05/12.		0.18%		04/05/12	75,005,250	75,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $412,000,000, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	400,005,333	400,000,000

4

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $159,650,000, issued 03/30/12, due 04/02/12.		0.15%		04/02/12	155,001,938	155,000,000

						3,202,150,792

Treasury Repurchase Agreement 1.5%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $255,037,701, issued 03/30/12, due 04/02/12.		0.05%		04/02/12	250,001,042	250,000,000

Total Repurchase Agreements
(Cost $3,452,150,792)						3,452,150,792

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $16,913,826,219.

a	Credit-enhanced security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $933,165,435 or 5.6% of net assets.
c	Callable security.
d	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
e	Asset-backed security.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund

 5

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47701MAR12

6

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

94.8%	Fixed-Rate Obligations	22,266,237,253	22,266,237,253

94.8%	Total Investments	22,266,237,253	22,266,237,253
5.2%	Other Assets and Liabilities, Net		1,224,623,418

100.0%	Net Assets		23,490,860,671

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 94.8% of net assets

Treasury Debt 87.9%
United States Treasury Department		0.02%		04/05/12	384,911,000	384,910,057
		0.06%		04/05/12	300,000,000	299,998,167
		0.07%		04/05/12	2,650,000,000	2,649,980,861
		0.07%		04/12/12	250,000,000	249,994,689
		0.08%		04/12/12	119,917,000	119,914,452
		1.38%		04/15/12	612,000,000	612,309,069
		0.06%		04/19/12	100,000,000	99,997,225
		0.07%		04/19/12	125,000,000	124,995,656
		0.08%		04/19/12	318,822,000	318,810,044
		0.09%		04/19/12	650,000,000	649,971,150
		0.10%		04/19/12	150,000,000	149,992,875
		0.11%		04/19/12	250,000,000	249,986,875
		0.12%		04/19/12	175,000,000	174,989,500
		0.05%		04/26/12	1,448,591,000	1,448,541,766
		0.08%		04/26/12	200,000,000	199,993,202
		1.00%		04/30/12	448,000,000	448,321,452
		4.50%		04/30/12	394,000,000	395,400,154
		0.04%		05/03/12	100,000,000	99,996,889
		0.04%		05/10/12	300,000,000	299,988,917
		0.05%		05/10/12	500,000,000	499,972,917
		0.06%		05/10/12	1,327,000	1,326,918
		0.07%		05/10/12	300,000,000	299,977,088
		0.08%		05/10/12	326,512,000	326,484,557
		1.38%		05/15/12	250,000,000	250,393,068
		0.04%		05/17/12	250,000,000	249,988,819
		0.05%		05/17/12	5,881,000	5,880,605
		0.07%		05/17/12	350,649,000	350,616,964
		0.09%		05/17/12	250,000,000	249,970,132
		0.10%		05/17/12	250,000,000	249,969,653
		0.05%		05/24/12	100,000,000	99,993,375
		0.06%		05/24/12	532,854,000	532,808,227
		0.07%		05/24/12	200,000,000	199,980,125
		0.08%		05/31/12	250,000,000	249,956,190
		0.11%		05/31/12	1,500,000,000	1,499,737,143
		0.75%		05/31/12	385,000,000	385,427,973
		4.75%		05/31/12	301,000,000	303,287,909

 1

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.06%		06/07/12	300,000,000	299,966,500
		0.09%		06/14/12	250,000,000	249,952,208
		0.10%		06/14/12	700,000,000	699,859,194
		1.88%		06/15/12	1,200,000,000	1,204,397,512
		0.10%		06/21/12	125,000,000	124,973,141
		0.07%		06/28/12	63,480,000	63,468,649
		0.63%		06/30/12	525,000,000	525,683,951
		4.88%		06/30/12	159,000,000	160,855,192
		1.50%		07/15/12	250,000,000	251,023,735
		0.63%		07/31/12	250,000,000	250,435,412
		4.63%		07/31/12	300,000,000	304,473,288
		1.75%		08/15/12	92,000,000	92,548,955
		0.13%		08/16/12	200,000,000	199,904,862
		0.38%		08/31/12	258,000,000	258,256,694
		4.13%		08/31/12	50,000,000	50,834,161
		0.13%		09/06/12	450,000,000	449,747,859
		0.15%		09/13/12	65,000,000	64,956,802
		1.38%		09/15/12	350,000,000	351,940,620
		0.38%		09/30/12	150,000,000	150,194,011
		1.38%		10/15/12	25,000,000	25,167,802
		0.63%		12/31/12	25,000,000	25,091,460
		1.38%		01/15/13	100,000,000	100,924,485

						20,638,521,156

Government Agency Debt 6.9%
Fannie Mae		0.03%		04/16/12	225,000,000	224,997,187
		0.07%		04/16/12	45,000,000	44,998,687
		0.06%		05/07/12	100,000,000	99,994,000
		0.06%		06/04/12	275,000,000	274,970,667
		0.08%		06/18/12	25,000,000	24,995,667
		0.06%		06/25/12	100,000,000	99,985,833

Federal Home Loan Bank		0.04%		04/16/12	14,400,000	14,399,790
		0.07%		04/16/12	50,000,000	49,998,542
		0.13%		04/18/12	1,000,000	999,939
		1.88%		04/20/12	11,943,000	11,953,908
		0.15%		05/16/12	50,000,000	49,990,625
		0.25%		07/16/12	42,050,000	42,058,241

Freddie Mac		0.15%		04/03/12	60,000,000	59,999,500
		0.01%		04/05/12	125,000,000	124,999,861
		0.02%		04/19/12	225,000,000	224,997,750
		0.07%		04/23/12	37,974,000	37,972,449
		0.07%		04/24/12	415,000	414,981
		0.04%		05/09/12	50,000,000	49,997,889
		0.04%		05/17/12	40,000,000	39,997,956
		0.03%		05/30/12	150,000,000	149,992,625

						1,627,716,097

Total Fixed-Rate Obligations
(Cost $22,266,237,253)						22,266,237,253

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $22,266,237,253.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these

2

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

 3

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47702MAR12

4

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

70.3%		Fixed-Rate Obligations	11,170,554,481	11,170,554,481
10.6%		Variable-Rate Obligations	1,684,845,048	1,684,845,048
19.7%		Repurchase Agreements	3,140,703,453	3,140,703,453

100.6%		Total Investments	15,996,102,982	15,996,102,982
(0	.6)%	Other Assets and Liabilities, Net		(99,741,805)

100.0%		Net Assets		15,896,361,177

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 70.3% of net assets

Asset Backed Commercial Paper 12.5%
Alpine Securitization Corp	a,b,c	0.19%		04/04/12	13,000,000	12,999,794
	a,b,c	0.19%		04/05/12	8,466,000	8,465,821
	a,b,c	0.18%		04/13/12	10,600,000	10,599,364
	a,b,c	0.19%		04/20/12	59,000,000	58,994,084
	a,b,c	0.18%		04/26/12	50,000,000	49,993,750

CAFCO, LLC	a,b,c	0.27%		04/05/12	2,000,000	1,999,940
	a,b,c	0.29%		05/03/12	13,000,000	12,996,649
	a,b,c	0.51%		07/18/12	4,000,000	3,993,880
	a,b,c	0.51%		07/23/12	69,000,000	68,889,543

Cancara Asset Securitisation, LLC	a,b,c	0.22%		04/02/12	186,000,000	185,998,863
	a,b,c	0.25%		04/20/12	8,000,000	7,998,833

Ciesco, LLC	a,b,c	0.31%		05/03/12	17,000,000	16,995,316
	a,b,c	0.51%		07/10/12	16,000,000	15,977,333
	a,b,c	0.51%		07/24/12	44,000,000	43,928,940
	a,b,c	0.50%		08/01/12	36,000,000	35,939,000
	a,b,c	0.50%		08/06/12	3,000,000	2,994,708

CRC Funding, LLC	a,b,c	0.27%		04/04/12	14,000,000	13,999,685
	a,b,c	0.26%		04/05/12	18,000,000	17,999,480
	a,b,c	0.26%		04/16/12	56,000,000	55,993,933
	a,b,c	0.29%		05/01/12	86,000,000	85,979,217
	a,b,c	0.51%		07/17/12	37,000,000	36,943,914

Fairway Finance Co, LLC	a,b,c	0.14%		04/19/12	11,000,000	10,999,230
	a,b,c	0.15%		04/23/12	5,000,000	4,999,542
	a,b,c	0.16%		04/24/12	17,951,000	17,949,165
	a,b,c	0.16%		05/14/12	8,000,000	7,998,471
	a,b,c	0.21%		05/23/12	32,642,000	32,632,099
	a,b,c	0.21%		05/24/12	17,228,000	17,222,674

 1

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Gemini Securitization Corp, LLC	a,b,c	0.23%		05/03/12	95,000,000	94,979,364

Gotham Funding Corp	a,b,c	0.20%		04/02/12	1,579,000	1,578,991

Govco, LLC	a,b,c	0.29%		04/09/12	5,000,000	4,999,678
	a,b,c	0.29%		04/11/12	30,000,000	29,997,583
	a,b,c	0.27%		04/16/12	10,000,000	9,998,875
	a,b,c	0.28%		04/16/12	27,000,000	26,996,850
	a,b,c	0.30%		04/17/12	45,000,000	44,994,000
	a,b,c	0.30%		04/18/12	3,000,000	2,999,575
	a,b,c	0.30%		04/23/12	20,000,000	19,996,333
	a,b,c	0.30%		04/30/12	6,000,000	5,998,550
	a,b,c	0.30%		05/11/12	6,000,000	5,998,000
	a,b,c	0.46%		06/11/12	20,000,000	19,981,856
	a,b,c	0.60%		06/14/12	4,000,000	3,995,067
	a,b,c	0.42%		06/15/12	3,000,000	2,997,375
	a,b,c	0.62%		06/19/12	50,000,000	49,931,972
	a,b,c	0.63%		06/19/12	75,000,000	74,896,312
	a,b,c	0.63%		06/20/12	28,000,000	27,960,800
	a,b,c	0.62%		06/21/12	27,000,000	26,962,335
	a,b,c	0.52%		06/28/12	12,000,000	11,984,747

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.23%		04/09/12	6,999,000	6,998,642
	a,b,c	0.21%		04/13/12	35,000,000	34,997,550
	a,b,c	0.23%		04/17/12	9,000,000	8,999,080
	a,b,c	0.23%		04/18/12	10,000,000	9,998,914

Market Street Funding Corp	a,b,c	0.24%		04/19/12	7,000,000	6,999,160
	a,b,c	0.24%		04/25/12	20,000,000	19,996,800
	a,b,c	0.24%		04/27/12	1,000,000	999,827
	a,b,c	0.25%		05/07/12	13,000,000	12,996,750
	a,b,c	0.25%		05/08/12	8,000,000	7,997,944
	a,b,c	0.25%		05/10/12	9,000,000	8,997,562
	a,b,c	0.23%		05/11/12	7,000,000	6,998,211
	a,b,c	0.21%		05/16/12	5,000,000	4,998,688
	a,b,c	0.20%		05/22/12	13,000,000	12,996,317
	a,b,c	0.21%		05/22/12	49,033,000	49,018,413
	a,b,c	0.20%		06/14/12	28,000,000	27,988,489
	a,b,c	0.21%		06/25/12	5,000,000	4,997,521
	a,b,c	0.21%		06/26/12	2,000,000	1,998,997

Old Line Funding, LLC	a,b,c	0.19%		05/25/12	9,000,000	8,997,435
	a,b,c	0.19%		06/05/12	16,000,000	15,994,511
	a,b,c	0.24%		06/21/12	15,762,000	15,753,489
	a,b,c	0.24%		07/25/12	75,000,000	74,942,500
	a,b,c	0.24%		07/26/12	31,000,000	30,975,613

Sheffield Receivables Corp	a,b,c	0.16%		04/11/12	5,000,000	4,999,778

Solitaire Funding, LLC	a,b,c	0.20%		04/10/12	42,000,000	41,997,900

Thunder Bay Funding, LLC	a,b,c	0.22%		04/16/12	13,000,000	12,998,808
	a,b,c	0.14%		04/20/12	18,436,000	18,434,638
	a,b,c	0.25%		06/06/12	78,098,000	78,062,205
	a,b,c	0.25%		06/20/12	64,000,000	63,964,444

Variable Funding Capital Corp	a,b,c	0.18%		04/25/12	60,000,000	59,992,800

Victory Receivables Corp	a,b,c	0.18%		04/13/12	21,000,000	20,998,740
	a,b,c	0.18%		04/25/12	2,000,000	1,999,760

						1,986,822,977

2

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Financial Company Commercial Paper 7.5%
BNZ International Funding Ltd	a	0.23%		06/28/12	32,000,000	31,982,009

Commonwealth Bank of Australia	c	0.19%		04/23/12	25,200,000	25,197,074
	c	0.19%		05/21/12	38,000,000	37,989,972
	c	0.18%		05/25/12	55,000,000	54,985,150
	c	0.19%		05/29/12	27,000,000	26,991,953
	c	0.19%		05/31/12	68,000,000	67,978,467
	c	0.63%		06/15/12	41,000,000	40,946,187

General Electric Capital Corp		0.26%		04/18/12	106,000,000	105,986,986
		0.21%		04/26/12	41,000,000	40,994,021
		0.21%		04/27/12	193,000,000	192,970,728
		0.22%		05/03/12	12,000,000	11,997,653
		0.22%		05/08/12	1,000,000	999,774
		0.32%		06/11/12	55,000,000	54,965,289

JP Morgan Chase & Co		0.18%		04/23/12	50,000,000	49,994,500
		0.18%		04/25/12	58,000,000	57,993,040

National Australia Funding (Delaware), Inc	a	0.35%		09/17/12	47,000,000	46,922,776

Nordea North America, Inc	a	0.15%		04/16/12	79,000,000	78,995,227
	a	0.14%		04/20/12	39,000,000	38,997,221
	a	0.15%		04/26/12	2,000,000	1,999,792
	a	0.15%		04/27/12	40,000,000	39,995,667

PNC Bank NA		0.24%		06/14/12	70,000,000	69,965,467

Rabobank USA Financial Corp	a	0.35%		07/02/12	13,275,000	13,263,126

Skandinaviska Enskilda Banken AB		0.15%		04/26/12	17,000,000	16,998,229

State Street Corp		0.19%		06/13/12	64,000,000	63,975,342
		0.24%		06/15/12	14,000,000	13,993,000

						1,187,078,650

Other Commercial Paper 5.3%
Abbott Laboratories	c	0.10%		04/18/12	51,000,000	50,997,592

BHP Billiton Finance (USA) Ltd	a,c	0.17%		05/08/12	23,000,000	22,995,982
	a,c	0.17%		05/09/12	51,000,000	50,990,848

Danaher Corp	c	0.15%		04/12/12	44,000,000	43,997,983

General Electric Co		0.15%		06/19/12	220,000,000	219,927,583
		0.15%		06/27/12	22,000,000	21,992,025

Philip Morris International, Inc	c	0.17%		04/23/12	3,000,000	2,999,688
	c	0.16%		04/25/12	25,000,000	24,997,333
	c	0.18%		05/22/12	23,000,000	22,994,135

Reckitt Benckiser Treasury Services Plc	a,c	0.18%		05/01/12	2,000,000	1,999,700
	a,c	0.60%		07/09/12	25,000,000	24,958,750
	a,c	0.50%		10/05/12	18,000,000	17,953,250
	a,c	0.54%		12/13/12	13,000,000	12,950,080

Roche Holdings, Inc	a,c	0.15%		06/12/12	39,000,000	38,988,300

Sanofi	c	0.15%		04/17/12	6,000,000	5,999,600

Toyota Motor Credit Corp	a	0.50%		04/30/12	123,000,000	122,950,458

 3

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a	0.57%		05/16/12	14,000,000	13,990,025
	a	0.60%		05/23/12	19,000,000	18,983,533
	a	0.60%		05/24/12	12,000,000	11,989,400
	a	0.45%		09/06/12	47,000,000	46,907,175

Univ of California
CP Series B		0.20%		05/08/12	11,000,000	10,997,739
		0.17%		05/09/12	2,000,000	1,999,641
		0.15%		05/10/12	25,000,000	24,995,938
		0.17%		06/14/12	17,000,000	16,994,060

						834,550,818

Certificate of Deposit 29.3%
Australia & New Zealand Banking Group Ltd		0.25%		04/27/12	78,000,000	78,000,000
		0.49%		04/27/12	9,000,000	9,000,000
		0.25%		05/07/12	11,000,000	11,000,000

Bank of Montreal		0.15%		04/03/12	68,000,000	68,000,000
		0.15%		04/05/12	67,000,000	67,000,000
		0.15%		04/11/12	10,000,000	10,000,000
		0.14%		04/12/12	19,000,000	19,000,000
		0.15%		04/20/12	139,000,000	139,000,000
		0.16%		05/02/12	1,000,000	1,000,000

Bank of Nova Scotia		0.11%		04/05/12	61,000,000	61,000,000
		0.18%		04/17/12	63,000,000	63,000,000
		0.18%		05/10/12	104,000,000	104,000,000
		0.50%		05/21/12	19,000,000	19,000,000
		0.50%		05/22/12	25,000,000	25,000,000
		0.50%		05/23/12	15,000,000	15,000,000
		0.18%		06/20/12	58,000,000	58,000,000

Bank of the West		0.32%		04/23/12	46,000,000	46,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.15%		04/02/12	63,000,000	63,000,000
		0.17%		04/02/12	61,000,000	61,000,000
		0.17%		04/09/12	76,000,000	76,000,000

Barclays Bank Plc		0.15%		04/03/12	8,000,000	8,000,000
		0.15%		04/16/12	138,000,000	138,000,000
		0.15%		04/26/12	84,000,000	84,000,000

Branch Banking & Trust Co		0.31%		04/19/12	41,000,000	41,000,000
		0.33%		06/22/12	54,000,000	54,000,000

Canadian Imperial Bank of Commerce		0.22%		05/04/12	183,000,000	183,000,000
		0.21%		05/10/12	59,000,000	59,000,000
		0.68%		09/27/12	3,000,000	3,000,000

Chase Bank USA, NA		0.18%		04/23/12	55,000,000	55,000,000
		0.18%		04/24/12	10,000,000	10,000,000
		0.18%		04/26/12	143,000,000	143,000,000
		0.18%		05/16/12	55,000,000	55,000,000
		0.18%		05/17/12	55,000,000	55,000,000

Citibank, NA		0.52%		05/30/12	146,000,000	146,000,000
		0.60%		06/20/12	32,000,000	32,000,000

Commonwealth Bank of Australia		0.27%		04/10/12	6,000,000	6,000,000
		0.22%		05/24/12	29,000,000	29,000,000

Credit Suisse AG		0.17%		05/01/12	175,000,000	175,000,000

4

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Deutsche Bank AG		0.25%		04/12/12	232,000,000	232,000,000
		0.25%		04/17/12	55,000,000	55,000,000
		0.25%		04/18/12	98,000,000	98,000,000

DNB Bank ASA		0.14%		04/02/12	23,000,000	23,000,000
		0.15%		04/16/12	78,000,000	78,000,000
		0.16%		05/02/12	38,000,000	38,000,000
		0.16%		05/03/12	50,000,000	50,000,000

Mitsubishi UFJ Trust & Banking Corp		0.17%		04/09/12	13,000,000	13,000,000

Mizuho Corporate Bank Ltd		0.14%		04/02/12	79,000,000	79,000,000
		0.18%		04/13/12	78,000,000	78,000,000

National Australia Bank Ltd		0.50%		04/13/12	10,000,000	10,000,000
		0.50%		04/24/12	61,000,000	61,000,000
		0.50%		05/02/12	27,000,000	27,000,000
		0.51%		05/08/12	43,000,000	43,000,000

Rabobank Nederland		0.33%		07/03/12	144,000,000	144,000,000

Skandinaviska Enskilda Banken AB		0.18%		04/05/12	41,000,000	41,000,000

State Street Bank & Trust Company, NA		0.13%		04/13/12	120,000,000	120,000,000

Sumitomo Trust & Banking Co.		0.13%		04/02/12	37,000,000	37,000,000
		0.18%		04/10/12	37,000,000	37,000,000
		0.18%		04/16/12	41,000,000	41,000,000

Svenska Handelsbanken AB		0.15%		04/11/12	56,000,000	56,000,000
		0.15%		04/26/12	91,000,000	91,000,000
		0.15%		04/27/12	74,000,000	74,000,000

Toronto-Dominion Bank		0.21%		04/02/12	50,000,000	50,000,000
		0.38%		05/01/12	48,000,000	48,000,000
		0.22%		05/08/12	206,000,000	206,000,000
		0.17%		05/14/12	64,000,000	64,000,000
		0.28%		06/01/12	16,000,000	16,003,249
		0.15%		06/12/12	218,000,000	218,000,000
		0.17%		06/27/12	111,000,000	111,000,000

Union Bank, NA		0.45%		04/11/12	46,000,000	46,000,000
		0.44%		05/18/12	14,000,000	14,000,000
		0.44%		06/22/12	2,000,000	2,000,000

Westpac Banking Corp		0.22%		05/10/12	89,000,000	89,000,000

						4,659,003,249

Government Agency Debt 12.6%
Fannie Mae		0.02%		04/02/12	72,000,000	71,999,960
		0.09%		04/02/12	45,000,000	44,999,894
		0.11%		06/13/12	25,000,000	24,994,424

Federal Home Loan Bank		0.08%		05/09/12	30,000,000	29,997,467
		0.10%		05/09/12	100,000,000	99,989,444
		0.10%		05/11/12	125,000,000	124,986,806
		0.07%		05/21/12	125,450,000	125,437,803
		0.09%		06/06/12	14,000,000	13,997,690
		0.11%		06/06/12	21,900,000	21,895,583
		0.10%		06/08/12	70,000,000	69,987,203
		0.11%		06/13/12	125,000,000	124,973,385
		0.11%		06/15/12	105,415,000	105,391,420

 5

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Freddie Mac		0.07%		05/15/12	45,000,000	44,996,150
		0.09%		06/04/12	95,000,000	94,984,600
		0.10%		06/04/12	32,450,000	32,444,231

Straight A Funding, LLC	a,b,c,f	0.19%		04/02/12	11,000,000	10,999,942
	a,b,c,f	0.19%		04/03/12	12,000,000	11,999,873
	a,b,c,f	0.19%		04/05/12	25,000,000	24,999,473
	a,b,c,f	0.19%		04/10/12	45,197,000	45,194,853
	a,b,c,f	0.19%		04/11/12	22,000,000	21,998,839
	a,b,c,f	0.19%		04/18/12	17,000,000	16,998,475
	a,b,c,f	0.18%		05/07/12	23,000,000	22,995,860
	a,b,c,f	0.18%		05/08/12	75,000,000	74,986,125
	a,b,c,f	0.18%		05/09/12	146,000,000	145,972,260
	a,b,c,f	0.18%		05/10/12	44,226,000	44,217,376
	a,b,c,f	0.18%		05/18/12	21,000,000	20,995,065
	a,b,c,f	0.18%		05/21/12	68,869,000	68,851,782
	a,b,c,f	0.18%		05/22/12	99,296,000	99,270,679
	a,b,c,f	0.18%		05/23/12	85,000,000	84,977,900
	a,b,c,f	0.18%		05/29/12	10,000,000	9,997,100
	a,b,c,f	0.18%		05/30/12	98,564,000	98,534,924
	a,b,c,f	0.18%		06/01/12	41,091,000	41,078,467
	a,b,c,f	0.18%		06/07/12	75,000,000	74,974,875
	a,b,c,f	0.18%		06/08/12	50,000,000	49,983,000

						2,000,102,928

Other Instrument 2.3%
Australia & New Zealand Banking Group Ltd	j	0.18%		04/02/12	112,000,000	112,000,000

Citibank, NA	j	0.17%		04/04/12	19,000,000	19,000,000

Royal Bank of Canada	j	0.12%		04/02/12	238,000,000	238,000,000

						369,000,000

Treasury Debt 0.8%
United States Treasury Department		0.07%		04/12/12	80,000,000	79,998,289
		0.09%		04/19/12	54,000,000	53,997,570

						133,995,859

Total Fixed-Rate Obligations
(Cost $11,170,554,481)						11,170,554,481

Variable-Rate Obligations 10.6% of net assets

Certificate of Deposit 2.9%
Bank of Nova Scotia		0.32%	04/26/12	07/26/12	95,000,000	95,000,000

Royal Bank of Canada		0.33%	04/02/12	04/09/12	115,000,000	115,000,000

Westpac Banking Corp		0.33%	04/02/12	05/01/12	247,000,000	247,000,000

						457,000,000

Government Agency Debt 2.2%
Freddie Mac	i	0.48%	04/10/12	02/08/13	350,000,000	350,000,000

Variable Rate Demand Note 0.9%
GFRE Holdings, LLC	a	0.24%		04/06/12	2,885,000	2,885,000

New Jersey Economic Development Auth
Economic Development Bonds (MSNBC/CNBC) Series 1997A	a,c	0.25%		04/02/12	400,000	400,000

6

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Texas
TRAN Series 2011A	c,g	0.20%		04/02/12	135,050,000	135,050,000

						138,335,000

Other Note 4.4%
Bank of America, NA	h	0.91%	04/23/12	08/22/12	149,000,000	149,000,000

Commonwealth Bank of Australia	c,i	0.71%	04/27/12	04/26/13	50,000,000	50,000,000

JPMorgan Chase Bank, NA	h	0.36%	04/23/12	12/21/12	500,000,000	500,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	5,510,048	5,510,048

						704,510,048

Other Municipal Debt 0.2%
Univ of California
General Revenue Bonds Series 2011 Y-1		0.32%	04/02/12	07/01/12	35,000,000	35,000,000

Total Variable-Rate Obligations
(Cost $1,684,845,048)						1,684,845,048

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 19.7% of net assets

Government Agency Repurchase Agreement 18.7%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $187,471,546, issued 03/26/2012, due 04/02/2012.		0.15%		04/02/12	182,005,308	182,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $208,001,634, issued 03/19/12, due 05/21/12.		0.18%		04/06/12	200,018,000	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $27,079,103, issued 03/23/12, due 06/21/12.		0.20%		04/06/12	26,002,022	26,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $479,400,996, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	470,006,267	470,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $457,681,209, issued 03/30/12, due 04/02/12.		0.11%		04/02/12	448,707,566	448,703,453

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $94,389,131, issued 03/20/12, due 04/02/12.		0.15%		04/02/12	90,004,875	90,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $23,920,000, issued 01/03/12, due 04/02/12.		0.23%		04/02/12	23,013,225	23,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $31,306,335, issued 02/23/12, due 04/23/12.		0.18%		04/06/12	30,006,450	30,000,000

 7

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $217,360,000, issued 01/30/12, due 04/30/12.		0.19%		04/06/12	209,073,905	209,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $38,560,497, issued 03/01/12, due 05/30/12.		0.20%		04/06/12	37,007,400	37,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $113,360,000, issued 03/07/12, due 06/11/12.		0.20%		04/06/12	109,018,167	109,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $41,605,100, issued 03/14/12, due 06/12/12.		0.22%		04/06/12	40,005,622	40,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $131,250,000, issued 03/26/12, due 04/02/12.		0.20%		04/02/12	125,004,861	125,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $89,250,000, issued 03/27/12, due 04/03/12.		0.20%		04/03/12	85,003,306	85,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $357,000,000, issued 03/28/12, due 04/04/12.		0.20%		04/04/12	340,013,222	340,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $412,000,001, issued 03/30/12, due 04/02/12.		0.15%		04/02/12	400,005,000	400,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $57,120,001, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	56,000,747	56,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $76,500,001, issued 03/26/12, due 04/02/12.		0.18%		04/02/12	75,002,625	75,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $27,540,001, issued 03/27/12, due 04/03/12.		0.18%		04/03/12	27,000,945	27,000,000

						2,972,703,453

Treasury Repurchase Agreement 0.6%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $102,000,000, issued 03/30/2012, due 04/02/2012.		0.05%		04/02/12	100,000,417	100,000,000

Other Repurchase Agreement 0.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $21,000,018, issued 03/30/12, due 04/02/12.		0.30%		04/02/12	20,000,500	20,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $40,950,018, issued 01/27/12, due 05/11/12.	d	0.70%		05/11/12	39,079,625	39,000,000

8

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $9,450,020, issued 01/30/12, due 05/14/12.	d	0.70%		05/14/12	9,018,375	9,000,000

						68,000,000

Total Repurchase Agreements
(Cost $3,140,703,453)						3,140,703,453

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $15,996,102,982.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,723,721,937 or 23.4% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $53,510,048 or 0.3% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

CP —	Commercial paper
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 9

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47698MAR12

10

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

73.0%		Fixed-Rate Obligations	13,943,494,488	13,943,494,488
8.1%		Variable-Rate Obligations	1,538,601,401	1,538,601,401
19.5%		Repurchase Agreements	3,727,445,694	3,727,445,694

100.6%		Total Investments	19,209,541,583	19,209,541,583
(0	.6)%	Other Assets and Liabilities, Net		(114,571,886)

100.0%		Net Assets		19,094,969,697

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 73.0% of net assets

Asset Backed Commercial Paper 16.5%
Alpine Securitization Corp	a,b,c	0.19%		04/04/12	34,000,000	33,999,462
	a,b,c	0.18%		04/13/12	7,000,000	6,999,580
	a,b,c	0.18%		04/16/12	1,000,000	999,925
	a,b,c	0.19%		04/20/12	131,000,000	130,986,864
	a,b,c	0.18%		04/26/12	1,000,000	999,875

Atlantis One Funding Corp	a,b,c	0.32%		07/02/12	23,000,000	22,981,191

CAFCO, LLC	a,b,c	0.27%		04/05/12	11,000,000	10,999,670
	a,b,c	0.51%		04/10/12	4,000,000	3,999,490
	a,b,c	0.29%		05/03/12	8,000,000	7,997,938
	a,b,c	0.51%		07/23/12	31,000,000	30,950,374
	a,b,c	0.50%		08/02/12	50,000,000	49,914,583
	a,b,c	0.50%		08/07/12	19,000,000	18,966,222

Cancara Asset Securitisation, LLC	a,b,c	0.22%		04/02/12	136,000,000	135,999,169

Chariot Funding, LLC	a,b,c	0.25%		05/07/12	57,000,000	56,985,750
	a,b,c	0.25%		05/08/12	3,000,000	2,999,229
	a,b,c	0.25%		05/09/12	85,000,000	84,977,569
	a,b,c	0.19%		05/18/12	1,000,000	999,752
	a,b,c	0.19%		06/07/12	9,000,000	8,996,818
	a,b,c	0.25%		06/08/12	110,100,000	110,048,008
	a,b,c	0.23%		06/14/12	7,000,000	6,996,691
	a,b,c	0.23%		06/18/12	39,000,000	38,980,565

Ciesco, LLC	a,b,c	0.50%		04/09/12	8,000,000	7,999,111
	a,b,c	0.55%		05/16/12	19,000,000	18,986,937
	a,b,c	0.51%		07/10/12	14,000,000	13,980,167
	a,b,c	0.50%		08/06/12	139,000,000	138,754,819

CRC Funding, LLC	a,b,c	0.58%		05/17/12	73,000,000	72,945,899
	a,b,c	0.51%		07/10/12	4,000,000	3,994,333

 1

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.50%		08/01/12	184,000,000	183,688,222

Crown Point Capital Company, LLC	a,b,c	0.42%		04/04/12	84,000,000	83,997,060
	a,b,c	0.42%		04/13/12	11,000,000	10,998,460
	a,b,c	0.42%		04/20/12	1,000,000	999,778

Fairway Finance Co, LLC	a,b,c	0.15%		04/23/12	5,000,000	4,999,542
	a,b,c	0.21%		05/08/12	23,000,000	22,995,036
	a,b,c	0.16%		05/14/12	17,000,000	16,996,751
	a,b,c	0.21%		05/16/12	20,000,000	19,994,750
	a,b,c	0.25%		06/04/12	6,500,000	6,497,111

Govco, LLC	a,b,c	0.29%		04/09/12	6,000,000	5,999,613
	a,b,c	0.29%		04/11/12	64,000,000	63,994,844
	a,b,c	0.28%		04/16/12	29,000,000	28,996,617
	a,b,c	0.30%		04/17/12	13,000,000	12,998,267
	a,b,c	0.30%		04/18/12	62,000,000	61,991,217
	a,b,c	0.29%		04/30/12	123,000,000	122,971,266
	a,b,c	0.30%		05/07/12	3,000,000	2,999,100
	a,b,c	0.52%		05/07/12	20,000,000	19,989,600
	a,b,c	0.34%		05/16/12	35,000,000	34,985,125
	a,b,c	0.52%		06/20/12	45,000,000	44,948,000
	a,b,c	0.63%		06/20/12	1,000,000	998,600
	a,b,c	0.62%		06/21/12	10,000,000	9,986,050
	a,b,c	0.52%		06/28/12	15,000,000	14,980,933
	a,b,c	0.51%		07/18/12	65,000,000	64,900,550

Jupiter Securitization Corp	a,b,c	0.25%		04/04/12	115,000,000	114,997,604
	a,b,c	0.19%		05/03/12	75,000,000	74,987,333
	a,b,c	0.25%		05/07/12	9,000,000	8,997,750
	a,b,c	0.19%		05/15/12	23,000,000	22,994,659
	a,b,c	0.19%		05/16/12	48,060,000	48,048,586
	a,b,c	0.19%		05/21/12	44,430,000	44,418,275
	a,b,c	0.19%		06/04/12	39,000,000	38,986,827
	a,b,c	0.19%		06/05/12	44,000,000	43,984,906
	a,b,c	0.20%		06/19/12	6,032,000	6,029,353
	a,b,c	0.20%		06/20/12	4,000,000	3,998,222

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.21%		04/13/12	16,000,000	15,998,880
	a,b,c	0.23%		04/13/12	30,000,000	29,997,700
	a,b,c	0.23%		04/16/12	14,000,000	13,998,658
	a,b,c	0.23%		04/17/12	12,000,000	11,998,773
	a,b,c	0.23%		04/18/12	3,000,000	2,999,674

Market Street Funding Corp	a,b,c	0.24%		04/19/12	2,000,000	1,999,760
	a,b,c	0.23%		04/20/12	9,000,000	8,998,908
	a,b,c	0.24%		04/25/12	1,000,000	999,840
	a,b,c	0.24%		04/27/12	26,000,000	25,995,493
	a,b,c	0.25%		05/07/12	10,000,000	9,997,500
	a,b,c	0.25%		05/08/12	10,000,000	9,997,431
	a,b,c	0.25%		05/10/12	14,852,000	14,847,978
	a,b,c	0.23%		06/07/12	14,000,000	13,994,007
	a,b,c	0.21%		06/15/12	25,536,000	25,524,828
	a,b,c	0.21%		06/18/12	31,000,000	30,985,895
	a,b,c	0.21%		06/20/12	35,031,000	35,014,652
	a,b,c	0.21%		06/21/12	13,000,000	12,993,858
	a,b,c	0.21%		06/22/12	2,000,000	1,999,043
	a,b,c	0.21%		06/25/12	19,000,000	18,990,579
	a,b,c	0.21%		06/26/12	5,000,000	4,997,492
	a,b,c	0.22%		07/06/12	7,000,000	6,995,893

Nieuw Amsterdam Receivables Corp	a,b,c	0.12%		04/02/12	130,000,000	129,998,700

Old Line Funding, LLC	a,b,c	0.24%		05/22/12	32,000,000	31,989,120

2

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.19%		05/25/12	10,000,000	9,997,150

Solitaire Funding, LLC	a,b,c	0.20%		04/10/12	45,000,000	44,997,750

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.32%		04/12/12	54,000,000	53,994,720

Thunder Bay Funding, LLC	a,b,c	0.21%		04/09/12	20,020,000	20,019,066
	a,b,c	0.22%		04/16/12	9,337,000	9,336,144
	a,b,c	0.20%		05/21/12	8,700,000	8,697,583
	a,b,c	0.25%		05/21/12	9,000,000	8,996,875
	a,b,c	0.19%		06/04/12	10,000,000	9,996,622
	a,b,c	0.25%		06/20/12	11,073,000	11,066,848
	a,b,c	0.19%		06/27/12	10,018,000	10,013,400
	a,b,c	0.24%		07/24/12	20,000,000	19,984,800
	a,b,c	0.24%		07/26/12	50,000,000	49,960,667

Variable Funding Capital Corp	a,b,c	0.18%		04/25/12	67,000,000	66,991,960

Victory Receivables Corp	a,b,c	0.18%		04/13/12	2,000,000	1,999,880
	a,b,c	0.19%		04/13/12	10,000,000	9,999,367
	a,b,c	0.19%		04/23/12	49,000,000	48,994,311
	a,b,c	0.18%		04/25/12	40,000,000	39,995,200

						3,159,147,003

Financial Company Commercial Paper 6.2%
Australia & New Zealand Banking Group Ltd		0.18%		05/29/12	67,300,000	67,280,483

BNZ International Funding Ltd	a	0.24%		04/19/12	5,000,000	4,999,400

Commonwealth Bank of Australia	c	0.63%		06/15/12	25,000,000	24,967,187

General Electric Capital Corp		0.28%		04/03/12	18,000,000	17,999,720
		0.28%		04/12/12	6,000,000	5,999,487
		0.26%		04/18/12	8,000,000	7,999,018
		0.21%		04/27/12	5,000,000	4,999,242
		0.22%		05/03/12	107,000,000	106,979,075
		0.20%		05/17/12	195,000,000	194,950,167
		0.32%		06/11/12	100,000,000	99,936,889
		0.30%		06/22/12	19,000,000	18,987,017

HSBC USA, Inc		0.24%		05/08/12	6,000,000	5,998,520

JP Morgan Chase & Co		0.18%		04/23/12	40,000,000	39,995,600
		0.18%		04/25/12	6,000,000	5,999,280
		0.18%		06/14/12	104,000,000	103,961,520

Nordea North America, Inc	a	0.16%		04/24/12	17,000,000	16,998,262
	a	0.15%		04/26/12	60,000,000	59,993,750
	a	0.15%		04/27/12	158,000,000	157,982,883

PNC Bank NA		0.23%		06/21/12	64,000,000	63,967,600

Skandinaviska Enskilda Banken AB		0.15%		04/26/12	64,000,000	63,993,333

State Street Corp		0.23%		06/13/12	96,000,000	95,955,227
		0.24%		06/15/12	1,000,000	999,500

Westpac Banking Corp	c	0.54%		08/01/12	20,000,000	19,963,400

						1,190,906,560

Other Commercial Paper 3.1%
Abbott Laboratories	c	0.10%		04/18/12	49,000,000	48,997,686

 3

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	c	0.14%		06/19/12	20,000,000	19,993,856

BHP Billiton Finance (USA) Ltd	a,c	0.17%		05/09/12	17,000,000	16,996,949

General Electric Co		0.15%		06/27/12	45,000,000	44,983,688

Philip Morris International, Inc	c	0.17%		04/23/12	1,000,000	999,896
	c	0.16%		04/25/12	35,000,000	34,996,267
	c	0.18%		05/22/12	7,000,000	6,998,215
	c	0.19%		06/05/12	20,000,000	19,993,139

Reckitt Benckiser Treasury Services PLC	a,c	0.18%		05/01/12	42,000,000	41,993,700
	a,c	0.60%		06/01/12	27,000,000	26,972,550
	a,c	0.60%		07/02/12	2,000,000	1,996,933
	a,c	0.50%		10/09/12	5,075,000	5,061,537

Roche Holdings, Inc	a,c	0.15%		06/12/12	1,500,000	1,499,550

Sanofi	c	0.14%		04/17/12	32,000,000	31,998,009
	c	0.15%		04/17/12	5,000,000	4,999,667

Toyota Motor Credit Corp	a	0.50%		04/30/12	74,000,000	73,970,194
	a	0.55%		05/14/12	80,000,000	79,947,445
	a	0.60%		05/23/12	43,000,000	42,962,733

Univ of California
CP Series B		0.20%		05/08/12	20,500,000	20,495,786
		0.17%		05/09/12	18,000,000	17,996,770
		0.17%		05/15/12	19,000,000	18,996,052
		0.16%		06/13/12	9,500,000	9,496,918

Vermont Economic Development Auth
Economic Development Capitalization Program Taxable CP Notes Series A	a	0.15%		05/14/12	20,000,000	20,000,000

						592,347,540

Certificate of Deposit 30.6%
Australia & New Zealand Banking Group Ltd		0.25%		05/02/12	71,000,000	71,000,000
		0.25%		05/07/12	43,000,000	43,000,000
		0.18%		06/06/12	119,000,000	119,000,000

Bank of Montreal		0.15%		04/05/12	169,000,000	169,000,000
		0.15%		04/11/12	170,000,000	170,000,000
		0.14%		04/12/12	39,000,000	39,000,000
		0.15%		04/20/12	30,000,000	30,000,000
		0.16%		05/02/12	5,000,000	5,000,000

Bank of Nova Scotia		0.11%		04/05/12	159,000,000	159,000,000
		0.21%		04/10/12	65,000,000	65,000,000
		0.18%		04/17/12	59,000,000	59,000,000
		0.47%		05/14/12	33,000,000	33,000,000
		0.50%		05/15/12	123,000,000	123,000,000
		0.50%		05/23/12	5,000,000	5,000,000
		0.18%		06/14/12	27,000,000	27,000,000

Bank of the West		0.32%		04/23/12	57,000,000	57,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.17%		04/09/12	14,000,000	14,000,000
		0.17%		04/10/12	28,000,000	28,000,000
		0.18%		04/20/12	48,000,000	48,000,000

Barclays Bank PLC		0.16%		04/02/12	77,000,000	77,000,000
		0.15%		04/03/12	66,000,000	66,000,000

4

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					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.15%		04/11/12	48,000,000	48,000,000
		0.15%		04/16/12	51,000,000	51,000,000

Branch Banking & Trust Co		0.31%		04/19/12	50,000,000	50,000,000
		0.33%		06/22/12	29,000,000	29,000,000
		0.28%		08/03/12	35,000,000	35,000,000

Canadian Imperial Bank of Commerce		0.22%		05/04/12	181,000,000	181,000,000
		0.21%		05/10/12	20,000,000	20,000,000

Chase Bank USA, NA		0.18%		04/23/12	56,000,000	56,000,000
		0.18%		04/24/12	20,000,000	20,000,000
		0.18%		04/26/12	27,000,000	27,000,000
		0.18%		05/16/12	145,000,000	145,000,000
		0.18%		05/17/12	112,000,000	112,000,000
		0.18%		06/08/12	24,000,000	24,000,000

Citibank, NA		0.22%		04/03/12	138,000,000	138,000,000
		0.52%		05/29/12	54,000,000	54,000,000
		0.52%		05/30/12	5,000,000	5,000,000
		0.60%		06/20/12	2,000,000	2,000,000

Commonwealth Bank of Australia		0.27%		04/10/12	49,000,000	49,000,000
		0.36%		04/10/12	186,000,000	186,000,000

Credit Suisse AG		0.17%		05/01/12	206,000,000	206,000,000

Deutsche Bank AG		0.25%		04/18/12	446,000,000	446,000,000

DNB Bank ASA		0.14%		04/03/12	85,000,000	85,000,000
		0.15%		04/16/12	96,000,000	96,000,000
		0.16%		05/02/12	49,000,000	49,000,000

Mitsubishi UFJ Trust & Banking Corp		0.17%		04/09/12	44,000,000	44,000,000
		0.17%		04/13/12	55,000,000	55,000,000

Mizuho Corporate Bank Ltd		0.14%		04/02/12	98,000,000	98,000,000
		0.18%		04/12/12	1,000,000	1,000,000
		0.18%		04/13/12	94,000,000	94,000,000

National Australia Bank Ltd		0.50%		04/05/12	8,000,000	8,000,000
		0.50%		04/10/12	65,000,000	65,000,000
		0.50%		04/13/12	2,000,000	2,000,000
		0.63%		05/29/12	23,000,000	23,000,000
		0.39%		09/10/12	100,000,000	100,000,000

Rabobank Nederland		0.33%		07/03/12	70,000,000	70,000,000

Royal Bank of Scotland PLC		0.82%		04/19/12	61,000,000	61,000,000
		0.82%		04/27/12	35,000,000	35,000,000

Skandinaviska Enskilda Banken AB		0.18%		04/05/12	12,000,000	12,000,000

State Street Bank & Trust Company, NA		0.13%		04/13/12	143,000,000	143,000,000

Sumitomo Trust & Banking Co.		0.13%		04/02/12	40,000,000	40,000,000
		0.13%		04/05/12	153,000,000	153,000,000
		0.18%		04/10/12	18,000,000	18,000,000
		0.18%		04/16/12	77,000,000	77,000,000

Svenska Handelsbanken AB		0.15%		04/24/12	186,000,000	186,000,000
		0.15%		04/27/12	85,000,000	85,000,000

Toronto-Dominion Bank		0.21%		04/02/12	36,000,000	36,000,000

 5

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.13%		04/18/12	9,000,000	9,000,000
		0.13%		04/26/12	145,000,000	145,000,000
		0.38%		05/01/12	100,000,000	100,000,000
		0.22%		05/07/12	202,000,000	202,000,000
		0.17%		05/14/12	56,000,000	56,000,000
		0.17%		05/15/12	286,000,000	286,000,000
		0.28%		06/01/12	10,000,000	10,002,031
		0.15%		06/12/12	20,000,000	20,000,000
		0.17%		06/27/12	5,000,000	5,000,000

Union Bank, NA		0.45%		04/11/12	1,000,000	1,000,000
		0.44%		06/22/12	37,000,000	37,000,000
		0.43%		07/19/12	14,000,000	14,000,000
		0.42%		07/27/12	24,000,000	24,000,000

						5,836,002,031

Government Agency Debt 12.3%
Fannie Mae		0.09%		06/06/12	5,000,000	4,999,175
		0.10%		06/06/12	25,000,000	24,995,646
		0.11%		06/06/12	40,000,000	39,992,300

Federal Home Loan Bank		0.09%		04/04/12	16,000,000	15,999,880
		0.09%		04/09/12	45,000,000	44,999,128
		0.13%		04/18/12	21,000,000	20,998,711
		0.10%		05/02/12	25,000,000	24,997,847
		0.08%		05/04/12	33,290,000	33,287,559
		0.09%		05/04/12	70,000,000	69,994,225
		0.08%		05/09/12	30,000,000	29,997,467
		0.10%		05/09/12	90,000,000	89,990,500
		0.11%		05/09/12	14,170,000	14,168,355
		0.11%		05/11/12	119,000,000	118,985,456
		0.07%		05/21/12	70,000,000	69,993,194
		0.07%		05/29/12	11,000,000	10,998,759
		0.10%		05/30/12	13,000,000	12,997,869
		0.09%		06/06/12	30,000,000	29,995,050
		0.11%		06/06/12	25,000,000	24,994,958
		0.10%		06/08/12	50,000,000	49,991,028
		0.11%		06/13/12	120,000,000	119,974,450
		0.11%		06/15/12	94,000,000	93,978,562

Freddie Mac		0.07%		05/15/12	85,000,000	84,992,728
		0.09%		05/21/12	26,000,000	25,996,931
		0.10%		06/01/12	214,000,000	213,963,739
		0.09%		06/04/12	85,000,000	84,986,022
		0.10%		06/04/12	73,000,000	72,987,022
		0.09%		06/05/12	15,000,000	14,997,563
		0.11%		06/06/12	50,000,000	49,990,375

Straight A Funding, LLC	a,b,c,f	0.19%		04/02/12	15,000,000	14,999,921
	a,b,c,f	0.19%		04/05/12	32,000,000	31,999,324
	a,b,c,f	0.19%		04/09/12	80,000,000	79,996,622
	a,b,c,f	0.19%		04/11/12	33,000,000	32,998,258
	a,b,c,f	0.19%		04/18/12	21,000,000	20,998,116
	a,b,c,f	0.19%		04/20/12	157,000,000	156,984,256
	a,b,c,f	0.18%		05/07/12	15,000,000	14,997,300
	a,b,c,f	0.18%		05/10/12	35,000,000	34,993,175
	a,b,c,f	0.18%		05/14/12	35,000,000	34,992,475
	a,b,c,f	0.18%		05/22/12	25,000,000	24,993,625
	a,b,c,f	0.18%		05/23/12	100,000,000	99,974,000
	a,b,c,f	0.18%		05/29/12	90,000,000	89,973,900
	a,b,c,f	0.18%		05/30/12	20,024,000	20,018,093
	a,b,c,f	0.18%		06/07/12	142,000,000	141,952,430
	a,b,c,f	0.18%		06/08/12	41,000,000	40,986,060

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c,f	0.18%		06/14/12	14,000,000	13,994,820

						2,349,096,874

Other Instrument 3.3%
Australia & New Zealand Banking Group Ltd	j	0.18%		04/02/12	282,000,000	282,000,000

Citibank, NA	j	0.15%		04/03/12	1,000,000	1,000,000

Northern Trust Co	j	0.06%		04/02/12	140,000,000	140,000,000

Royal Bank of Canada	j	0.12%		04/02/12	200,000,000	200,000,000

						623,000,000

Other Note 0.1%
Bank of America, NA	h	0.35%		04/09/12	10,000,000	10,000,000

Treasury Debt 0.9%
United States Treasury Department		0.07%		04/12/12	115,000,000	114,997,540
		0.09%		04/19/12	68,000,000	67,996,940

						182,994,480

Total Fixed-Rate Obligations
(Cost $13,943,494,488)						13,943,494,488

Variable-Rate Obligations 8.1% of net assets

Financial Company Commercial Paper 1.4%
Commonwealth Bank of Australia	c	0.51%		05/18/12	135,000,000	135,000,000
	c	0.52%		06/22/12	123,000,000	122,977,550

						257,977,550

Certificate of Deposit 3.1%
Bank of Nova Scotia		0.32%	04/26/12	07/26/12	113,000,000	113,000,000

Canadian Imperial Bank of Commerce		0.33%	04/23/12	07/23/12	92,000,000	92,000,000

Rabobank Nederland		0.31%	04/02/12	05/02/12	100,000,000	100,000,000

Royal Bank of Canada		0.33%	04/02/12	04/09/12	52,000,000	52,000,000
		0.38%	04/02/12	04/12/12	69,000,000	69,000,000

Westpac Banking Corp		0.33%	04/02/12	05/01/12	158,000,000	158,000,000

						584,000,000

Government Agency Debt 0.5%
Freddie Mac	i	0.48%	04/10/12	02/08/13	100,000,000	100,000,000

Variable Rate Demand Note 1.1%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.24%		04/06/12	1,000,000	1,000,000

Cleveland
Airport System Taxable Revenue Bonds Series 2008F	a	0.19%		04/06/12	29,000,000	29,000,000

Eagle Cnty, CO
Housing Facilities RB (The Tarnes at BC, LLC) Series 1999B	a	0.24%		04/06/12	2,000,000	2,000,000

 7

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

GFRE Holdings LLC	a	0.24%		04/06/12	2,885,000	2,885,000

Indiana Health & Educational Facility Financing Auth
Taxable Variable Rate Demand Revenue Bonds (Union Hospital) Series 2006B	a	0.19%		04/06/12	12,545,000	12,545,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.24%		04/06/12	2,885,000	2,885,000

Texas
TRAN Series 2011A	c,g	0.20%		04/02/12	139,035,000	139,035,000
Veterans Taxable Refunding Bonds Series 2010B	g	0.20%		04/06/12	12,930,000	12,930,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.22%		04/06/12	6,900,000	6,900,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.22%		04/06/12	1,070,000	1,070,000

						210,250,000

Other Note 2.0%
Bank of America, NA	h	0.91%	04/23/12	08/22/12	147,000,000	147,000,000

JPMorgan Chase Bank, NA	i	0.59%	04/18/12	04/18/13	90,000,000	90,000,000
	i	0.36%	04/23/12	04/19/13	47,000,000	47,000,000

Westpac Banking Corp	c,i	0.70%	04/30/12	04/26/13	100,000,000	100,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	2,373,851	2,373,851

						386,373,851

Total Variable-Rate Obligations
(Cost $1,538,601,401)						1,538,601,401

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 19.5% of net assets

Government Agency Repurchase Agreement 18.7%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $103,000,895, issued 03/26/12, due 04/02/12.		0.15%		04/02/12	100,002,917	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $176,800,001, issued 03/30/12, due 04/02/12.		0.17%		04/02/12	170,002,408	170,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $281,216,159, issued 03/27/12, due 04/13/12.		0.14%		04/06/12	268,010,422	268,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $127,924,064, issued 03/19/12, due 05/21/12.		0.18%		04/06/12	123,011,070	123,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $36,452,845, issued 03/16/12, due 05/15/12.		0.19%		04/06/12	35,003,879	35,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $512,427,202, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	500,006,667	500,000,000

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					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $299,318,072, issued 03/30/12, due04/02/12.		0.11%		04/02/12	293,448,384	293,445,694

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $52,000,000, issued 03/30/12, due 04/02/12.		0.15%		04/02/12	50,000,625	50,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $104,000,001, issued 03/20/12, due 04/02/12.		0.15%		04/02/12	100,005,417	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $124,800,000, issued 01/03/12, due 04/02/12.		0.23%		04/02/12	120,069,000	120,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $182,000,000, issued 02/23/12, due 04/23/12.		0.18%		04/06/12	175,037,625	175,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $483,600,000 issued 01/30/12, due 04/30/12.		0.19%		04/06/12	465,164,429	465,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $8,360,064, issued 03/07/12, due 06/11/12.		0.20%		04/06/12	8,001,333	8,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $22,880,000, issued 03/01/12, due 05/30/12.		0.20%		04/06/12	22,004,400	22,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $6,240,000, issued 03/14/12, due 06/12/12.		0.22%		04/06/12	6,000,843	6,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $68,250,000, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	65,000,867	65,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $152,250,001, issued 03/26/12, due 04/02/12.		0.20%		04/02/12	145,005,639	145,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $89,250,000, issued 03/27/12, due 04/03/12.		0.20%		04/03/12	85,003,306	85,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $50,400,000, issued 03/28/12, due 04/04/12.		0.20%		04/04/12	48,001,867	48,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $105,000,001, issued 03/22/12, due 04/05/12.		0.18%		04/05/12	100,007,000	100,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $515,000,000, issued 03/30/12, due 04/02/12.		0.15%		04/02/12	500,006,250	500,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $48,960,001, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	48,000,640	48,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $107,100,000, issued 03/26/12, due 04/02/12.		0.18%		04/02/12	105,003,675	105,000,000

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					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $37,740,001, issued 03/27/12, due 04/03/12.		0.18%		04/03/12	37,001,295	37,000,000

						3,568,445,694

Treasury Repurchase Agreement 0.4%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $76,783,630, issued 03/30/12, due 04/02/12.		0.05%		04/02/12	75,000,313	75,000,000

Other Repurchase Agreement 0.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $26,250,006, issued 03/30/2011, due 04/02/12.		0.30%		04/02/12	25,000,625	25,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $2,100,009, issued 01/27/12, due 05/11/12.	d	0.70%		05/11/12	2,004,083	2,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $59,850,004, issued 01/30/12, due 05/14/12.	d	0.70%		05/14/12	57,116,375	57,000,000

						84,000,000

Total Repurchase Agreements
(Cost $3,727,445,694)						3,727,445,694

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $ 19,209,541,583.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,821,814,320 or 25.3% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $61,373,851 or 0.3% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

CP —	Commercial paper
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

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Portfolio Holdings (Unaudited) continued

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47712MAR12

 11

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

74.9%		Fixed-Rate Obligations	589,061,703	589,061,703
8.4%		Variable-Rate Obligations	65,686,930	65,686,930
17.4%		Repurchase Agreements	136,934,616	136,934,616

100.7%		Total Investments	791,683,249	791,683,249
(0	.7)%	Other Assets and Liabilities, Net		(5,149,477)

100.0%		Net Assets		786,533,772

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 74.9% of net assets

Asset Backed Commercial Paper 15.9%
Alpine Securitization Corp	a,b,c	0.18%		04/13/12	6,000,000	5,999,640

Amsterdam Funding Corp	a,b,c	0.25%		04/27/12	4,000,000	3,999,278

CAFCO, LLC	a,b,c	0.29%		05/03/12	2,000,000	1,999,484
	a,b,c	0.51%		07/18/12	1,000,000	998,470
	a,b,c	0.51%		07/23/12	3,000,000	2,995,198

Cancara Asset Securitisation, LLC	a,b,c	0.22%		04/02/12	8,000,000	7,999,951

Chariot Funding, LLC	a,b,c	0.23%		06/14/12	4,000,000	3,998,109
	a,b,c	0.23%		06/18/12	7,000,000	6,996,512

Ciesco, LLC	a,b,c	0.50%		08/06/12	3,000,000	2,994,708

CRC Funding, LLC	a,b,c	0.28%		04/30/12	1,000,000	999,774
	a,b,c	0.58%		05/17/12	1,000,000	999,259
	a,b,c	0.51%		07/10/12	1,000,000	998,583
	a,b,c	0.50%		07/24/12	4,000,000	3,993,667

Crown Point Capital Company, LLC	a,b,c	0.42%		04/13/12	1,000,000	999,860
	a,b,c	0.42%		04/20/12	1,000,000	999,778

Fairway Finance Co, LLC	a,b,c	0.14%		04/19/12	1,040,000	1,039,927
	a,b,c	0.15%		04/23/12	1,000,000	999,908
	a,b,c	0.16%		05/14/12	4,000,000	3,999,236

Gemini Securitization Corp, LLC	a,b,c	0.23%		05/03/12	8,000,000	7,998,364

Govco, LLC	a,b,c	0.50%		04/26/12	1,000,000	999,653
	a,b,c	0.30%		05/11/12	4,000,000	3,998,667
	a,b,c	0.60%		06/14/12	1,000,000	998,767

 1

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Jupiter Securitization Corp	a,b,c	0.19%		05/09/12	5,000,000	4,998,997
	a,b,c	0.19%		05/10/12	6,000,000	5,998,765
	a,b,c	0.19%		05/16/12	2,000,000	1,999,525
	a,b,c	0.19%		06/04/12	2,000,000	1,999,324

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.21%		04/13/12	1,000,000	999,930
	a,b,c	0.23%		04/17/12	1,000,000	999,898

Market Street Funding Corp	a,b,c	0.25%		05/10/12	1,000,000	999,729
	a,b,c	0.20%		06/07/12	3,000,000	2,998,883
	a,b,c	0.23%		06/07/12	2,000,000	1,999,144
	a,b,c	0.21%		06/21/12	1,000,000	999,528
	a,b,c	0.21%		06/22/12	1,000,000	999,522

Old Line Funding, LLC	a,b,c	0.21%		04/09/12	5,000,000	4,999,767
	a,b,c	0.19%		05/25/12	6,000,000	5,998,290

Sheffield Receivables Corp	a,b,c	0.16%		04/11/12	2,000,000	1,999,911
	a,b,c	0.17%		04/18/12	4,000,000	3,999,679
	a,b,c	0.22%		04/30/12	5,000,000	4,999,114

Thunder Bay Funding, LLC	a,b,c	0.14%		04/20/12	3,000,000	2,999,778
	a,b,c	0.25%		06/06/12	5,000,000	4,997,708

Victory Receivables Corp	a,b,c	0.18%		04/25/12	3,000,000	2,999,640

						124,993,925

Financial Company Commercial Paper 6.5%
Commonwealth Bank of Australia	c	0.60%		06/15/12	5,000,000	4,993,750
	c	0.63%		06/15/12	1,000,000	998,688

General Electric Capital Corp		0.20%		05/17/12	5,000,000	4,998,722
		0.28%		06/28/12	13,000,000	12,991,102
		0.30%		08/10/12	1,000,000	998,908

HSBC USA, Inc		0.24%		05/08/12	2,000,000	1,999,507

JP Morgan Chase & Co		0.18%		04/25/12	4,000,000	3,999,520

Nordea North America, Inc	a	0.15%		04/16/12	11,000,000	10,999,335

PNC Bank NA		0.24%		06/14/12	3,000,000	2,998,520

Rabobank USA Financial Corp	a	0.35%		07/02/12	1,000,000	999,106

State Street Corp		0.19%		06/13/12	3,000,000	2,998,844

Westpac Banking Corp	c	0.54%		08/01/12	2,000,000	1,996,340

						50,972,342

Other Commercial Paper 5.3%
Abbott Laboratories	c	0.10%		04/18/12	3,000,000	2,999,858

BHP Billiton Finance (USA) Ltd	a,c	0.15%		04/24/12	1,000,000	999,904
	a,c	0.17%		05/09/12	3,000,000	2,999,462

Danaher Corp	c	0.15%		04/09/12	1,085,000	1,084,964
	c	0.15%		04/12/12	2,000,000	1,999,908

General Electric Co		0.15%		06/19/12	4,000,000	3,998,683
		0.15%		06/27/12	5,000,000	4,998,188

2

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Illinois Regional Transportation Auth
GO CP Sub Working Cash Notes	a	0.17%		06/04/12	1,000,000	1,000,000

Philip Morris International, Inc	c	0.16%		04/25/12	1,000,000	999,893

Reckitt Benckiser Treasury Services PLC	a,c	0.15%		04/20/12	1,000,000	999,921
	a,c	0.36%		09/20/12	2,000,000	1,996,560

Roche Holdings Inc	a,c	0.13%		04/19/12	1,000,000	999,935

Sanofi	c	0.14%		04/17/12	3,025,000	3,024,812

Toyota Motor Credit Corp	a	0.50%		04/30/12	5,000,000	4,997,986
	a	0.57%		05/16/12	2,000,000	1,998,575
	a	0.45%		09/06/12	5,000,000	4,990,125

Univ of California
CP Series B		0.17%		05/15/12	2,000,000	1,999,585

						42,088,359

Certificate of Deposit 26.6%
Australia & New Zealand Banking Group Ltd		0.25%		05/07/12	6,000,000	6,000,000
		0.60%		05/30/12	1,000,000	1,000,000

Bank of Montreal		0.15%		04/11/12	5,000,000	5,000,000
		0.14%		04/12/12	3,000,000	3,000,000
		0.15%		04/20/12	5,000,000	5,000,000

Bank of Nova Scotia		0.11%		04/05/12	3,000,000	3,000,000
		0.21%		04/05/12	8,000,000	8,000,000
		0.18%		04/17/12	6,000,000	6,000,000
		0.50%		05/15/12	2,000,000	2,000,000
		0.17%		06/07/12	4,000,000	4,000,000

Bank of the West		0.32%		04/23/12	2,000,000	2,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.17%		04/02/12	3,000,000	3,000,000

Barclays Bank PLC		0.16%		04/02/12	2,000,000	2,000,000
		0.15%		04/16/12	3,000,000	3,000,000

Branch Banking & Trust Co		0.33%		06/22/12	3,000,000	3,000,000

Canadian Imperial Bank of Commerce		0.22%		05/04/12	1,000,000	1,000,000
		0.68%		09/27/12	9,000,000	9,000,000

Chase Bank USA, NA		0.18%		04/23/12	4,000,000	4,000,000
		0.18%		04/24/12	11,000,000	11,000,000
		0.18%		04/26/12	1,000,000	1,000,000

Citibank, NA		0.52%		05/29/12	8,000,000	8,000,000
		0.52%		05/30/12	2,000,000	2,000,000
		0.60%		06/20/12	1,000,000	1,000,000

Credit Suisse AG		0.17%		05/01/12	8,000,000	8,000,000

Deutsche Bank AG		0.25%		04/12/12	5,000,000	5,000,000
		0.25%		04/17/12	5,000,000	5,000,000
		0.25%		04/18/12	5,000,000	5,000,000

DNB Bank ASA		0.14%		04/03/12	5,000,000	5,000,000
		0.16%		05/02/12	3,000,000	3,000,000

 3

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Mitsubishi UFJ Trust & Banking Corp		0.17%		04/09/12	4,000,000	4,000,000

Mizuho Corporate Bank Ltd		0.14%		04/02/12	5,000,000	5,000,000
		0.18%		04/13/12	1,000,000	1,000,000

National Australia Bank Ltd		0.50%		04/05/12	7,000,000	7,000,000

Rabobank Nederland		0.33%		07/03/12	6,000,000	6,000,000

Skandinaviska Enskilda Banken AB		0.18%		04/05/12	1,000,000	1,000,000

State Street Bank & Trust Company, NA		0.13%		04/13/12	6,000,000	6,000,000

Sumitomo Trust & Banking Co.		0.13%		04/02/12	4,000,000	4,000,000
		0.13%		04/05/12	4,000,000	4,000,000
		0.18%		04/10/12	3,000,000	3,000,000

Svenska Handelsbanken AB		0.15%		04/26/12	2,000,000	2,000,000
		0.15%		04/27/12	5,000,000	5,000,000

Toronto-Dominion Bank		0.21%		04/02/12	1,000,000	1,000,000
		0.13%		04/18/12	6,000,000	6,000,000
		0.38%		05/01/12	9,000,000	9,000,000
		0.22%		05/08/12	18,000,000	18,000,000

Union Bank, NA		0.43%		07/19/12	3,000,000	3,000,000

						209,000,000

Government Agency Debt 13.5%
Fannie Mae		0.09%		04/02/12	7,000,000	6,999,983

Federal Home Loan Bank		0.09%		05/04/12	4,000,000	3,999,670
		0.07%		05/29/12	7,000,000	6,999,211
		0.10%		05/30/12	6,000,000	5,999,017
		0.11%		06/06/12	6,000,000	5,998,790
		0.10%		06/08/12	10,000,000	9,998,206
		0.11%		06/15/12	3,000,000	2,999,344

Freddie Mac		0.10%		06/01/12	10,000,000	9,998,306
		0.09%		06/05/12	5,000,000	4,999,187

Straight A Funding, LLC	a,b,c,f	0.19%		04/03/12	5,000,000	4,999,947
	a,b,c,f	0.19%		04/04/12	3,000,000	2,999,952
	a,b,c,f	0.19%		04/05/12	10,000,000	9,999,789
	a,b,c,f	0.19%		04/18/12	7,000,000	6,999,372
	a,b,c,f	0.18%		05/09/12	11,000,000	10,997,910
	a,b,c,f	0.18%		05/11/12	5,000,000	4,999,000
	a,b,c,f	0.18%		05/30/12	3,000,000	2,999,115
	a,b,c,f	0.18%		06/07/12	3,000,000	2,998,995
	a,b,c,f	0.18%		06/12/12	1,022,000	1,021,632

						106,007,426

Other Instrument 5.1%
Australia & New Zealand Banking Group Ltd	j	0.18%		04/02/12	17,000,000	17,000,000

Citibank, NA	j	0.15%		04/05/12	13,000,000	13,000,000

Royal Bank of Canada	j	0.12%		04/02/12	10,000,000	10,000,000

						40,000,000

4

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Note 0.4%
Bank of America, NA	h	0.35%		04/09/12	3,000,000	3,000,000

Treasury Debt 1.6%
United States Treasury Department		0.07%		04/12/12	10,000,000	9,999,786
		0.09%		04/19/12	3,000,000	2,999,865

						12,999,651

Total Fixed-Rate Obligations
(Cost $589,061,703)						589,061,703

Variable-Rate Obligations 8.4% of net assets

Financial Company Commercial Paper 1.7%
Commonwealth Bank of Australia	c	0.51%		05/18/12	13,000,000	13,000,000

Certificate of Deposit 1.1%
Canadian Imperial Bank of Commerce		0.32%	04/10/12	07/09/12	1,000,000	1,000,000

Westpac Banking Corp		0.33%	04/02/12	05/01/12	5,000,000	5,000,000
		0.33%	04/03/12	07/03/12	3,000,000	3,000,000

						9,000,000

Government Agency Debt 1.9%
Freddie Mac	i	0.48%	04/10/12	02/08/13	15,000,000	15,000,000

Variable Rate Demand Note 1.9%
New York City IDA
Industrial RB (Allway Tools) Series 1997	a	0.74%		04/06/12	95,000	95,000

Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.36%		04/06/12	7,605,000	7,605,000

Texas
TRAN Series 2011A	c,g	0.20%		04/02/12	6,950,000	6,950,000

						14,650,000

Other Note 1.3%
JPMorgan Chase Bank, NA	i	0.36%	04/23/12	04/19/13	10,000,000	10,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	36,930	36,930

						10,036,930

Other Municipal Debt 0.5%
Univ of California
General Revenue Bonds Series 2011 Y-1		0.32%	04/02/12	07/01/12	4,000,000	4,000,000

Total Variable-Rate Obligations
(Cost $65,686,930)						65,686,930

 5

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 17.4% of net assets

Government Agency Repurchase Agreement 17.4%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,150,005, issued 03/26/12, due 04/02/12.		0.15%		04/02/12	5,000,146	5,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Goverment Agency Securities with a value of $15,300,009, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	15,000,200	15,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $30,534,118, issued 03/30/12, due 04/02/12.		0.11%		04/02/12	29,934,890	29,934,616
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $4,080,590, issued 03/28/12, due 04/04/12.		0.15%		04/04/12	4,000,117	4,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $31,200,001, issued 03/30/12, due 04/02/12.		0.15%		04/02/12	30,000,375	30,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $7,280,000, issued 01/03/12, due 04/02/12.		0.23%		04/02/12	7,004,025	7,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $4,184,044, issued 03/01/12, due 05/30/12.		0.20%		04/06/12	4,000,800	4,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,200,001, issued 03/14/12, due 06/12/12.		0.22%		04/06/12	5,000,703	5,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $10,500,000, issued 03/26/12, due 04/02/12.		0.20%		04/02/12	10,000,389	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $8,400,000, issued 03/27/12, due 04/03/12.		0.20%		04/03/12	8,000,311	8,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $12,600,000, issued 03/28/12, due 04/04/12.		0.20%		04/04/12	12,000,467	12,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $6,120,001, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	6,000,080	6,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $1,020,000, issued 03/27/12, due 04/03/12.		0.18%		04/03/12	1,000,035	1,000,000

Total Repurchase Agreements
(Cost $136,934,616)						136,934,616

End of Investments.

6

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

At 03/31/12, the tax basis cost of the fund’s investments was $791,683,249.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $219,090,562 or 27.9% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $36,930 or 0.0% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 7

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47699MAR12

8

The Charles Schwab Family of Funds
Schwab Investor Money Fund®

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

71.8%		Fixed-Rate Obligations	913,806,203	913,806,203
8.5%		Variable-Rate Obligations	108,663,071	108,663,071
20.3%		Repurchase Agreements	257,575,227	257,575,227

100.6%		Total Investments	1,280,044,501	1,280,044,501
(0	.6)%	Other Assets and Liabilities, Net		(7,721,446)

100.0%		Net Assets		1,272,323,055

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 71.8% of net assets

Asset Backed Commercial Paper 13.8%
Alpine Securitization Corp	a,b,c	0.19%		04/04/12	6,000,000	5,999,905
	a,b,c	0.19%		04/20/12	5,000,000	4,999,499

CAFCO, LLC	a,b,c	0.29%		05/03/12	9,000,000	8,997,680
	a,b,c	0.51%		07/18/12	1,000,000	998,470
	a,b,c	0.51%		07/23/12	3,000,000	2,995,197

Cancara Asset Securitisation, LLC	a,b,c	0.22%		04/02/12	9,000,000	8,999,945
	a,b,c	0.25%		04/20/12	5,000,000	4,999,271

Chariot Funding, LLC	a,b,c	0.19%		06/07/12	1,000,000	999,646
	a,b,c	0.23%		06/14/12	4,000,000	3,998,109

Ciesco, LLC	a,b,c	0.28%		05/03/12	6,000,000	5,998,507
	a,b,c	0.51%		07/24/12	1,000,000	998,385
	a,b,c	0.50%		08/06/12	2,000,000	1,996,472

CRC Funding, LLC	a,b,c	0.28%		05/11/12	1,000,000	999,689
	a,b,c	0.58%		05/17/12	1,000,000	999,259
	a,b,c	0.51%		07/17/12	10,000,000	9,984,842

Fairway Finance Co, LLC	a,b,c	0.14%		04/19/12	1,000,000	999,930
	a,b,c	0.15%		04/23/12	1,000,000	999,908
	a,b,c	0.16%		05/14/12	2,000,000	1,999,618
	a,b,c	0.21%		05/16/12	6,000,000	5,998,425

Gemini Securitization Corp, LLC	a,b,c	0.23%		05/03/12	1,000,000	999,783

Govco, LLC	a,b,c	0.23%		04/03/12	9,000,000	8,999,885
	a,b,c	0.27%		04/16/12	1,000,000	999,888
	a,b,c	0.28%		04/16/12	5,500,000	5,499,358
	a,b,c	0.50%		04/24/12	2,000,000	1,999,361
	a,b,c	0.51%		04/24/12	1,000,000	999,674

 1

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.30%		04/30/12	1,000,000	999,758
	a,b,c	0.30%		05/11/12	9,000,000	8,997,000
	a,b,c	0.62%		06/19/12	1,000,000	998,639

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.21%		04/13/12	3,000,000	2,999,790
	a,b,c	0.23%		04/17/12	1,000,000	999,898

Market Street Funding Corp	a,b,c	0.24%		04/27/12	3,000,000	2,999,480
	a,b,c	0.25%		05/08/12	1,000,000	999,743
	a,b,c	0.25%		05/10/12	1,000,000	999,729
	a,b,c	0.20%		05/22/12	5,000,000	4,998,583
	a,b,c	0.20%		06/07/12	1,000,000	999,628
	a,b,c	0.21%		06/21/12	2,000,000	1,999,055
	a,b,c	0.21%		06/22/12	1,000,000	999,522
	a,b,c	0.21%		06/26/12	3,000,000	2,998,495

Old Line Funding, LLC	a,b,c	0.21%		04/09/12	18,000,000	17,999,160

Sheffield Receivables Corp	a,b,c	0.16%		04/11/12	4,000,000	3,999,822
	a,b,c	0.17%		04/18/12	3,925,000	3,924,685
	a,b,c	0.22%		04/30/12	5,000,000	4,999,114

Thunder Bay Funding, LLC	a,b,c	0.14%		04/20/12	3,000,000	2,999,778
	a,b,c	0.25%		06/06/12	10,000,000	9,995,417

Variable Funding Capital Corp	a,b,c	0.18%		04/25/12	5,000,000	4,999,400

Victory Receivables Corp	a,b,c	0.19%		04/16/12	1,000,000	999,921

						175,367,323

Financial Company Commercial Paper 5.2%
Commonwealth Bank of Australia	c	0.19%		04/23/12	3,000,000	2,999,652
	c	0.19%		05/31/12	1,000,000	999,683
	c	0.63%		06/15/12	4,000,000	3,994,750

General Electric Capital Corp		0.28%		04/03/12	5,000,000	4,999,922
		0.28%		04/09/12	11,000,000	10,999,316
		0.22%		05/08/12	9,000,000	8,997,965
		0.30%		07/06/12	6,000,000	5,995,200
		0.30%		08/10/12	1,000,000	998,908

HSBC USA, Inc		0.24%		05/08/12	1,000,000	999,753

JP Morgan Chase & Co		0.18%		04/26/12	7,000,000	6,999,125

Nordea North America, Inc	a	0.15%		04/16/12	7,000,000	6,999,577
	a	0.14%		04/20/12	2,000,000	1,999,858

Skandinaviska Enskilda Banken AB		0.15%		04/26/12	4,000,000	3,999,584

State Street Corp		0.19%		06/13/12	3,000,000	2,998,844
		0.23%		06/13/12	2,000,000	1,999,067

						65,981,204

Other Commercial Paper 5.3%
BHP Billiton Finance (USA) Ltd	a,c	0.15%		04/24/12	4,650,000	4,649,554
	a,c	0.17%		05/08/12	2,000,000	1,999,651

Danaher Corp	c	0.15%		04/12/12	4,000,000	3,999,817

General Electric Co		0.15%		06/19/12	15,000,000	14,995,062
		0.15%		06/27/12	4,000,000	3,998,550

2

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Philip Morris International, Inc	c	0.16%		04/25/12	3,000,000	2,999,680

Reckitt Benckiser Treasury Services PLC	a,c	0.50%		10/09/12	5,000,000	4,986,736

Roche Holdings, Inc	a,c	0.15%		06/12/12	3,000,000	2,999,100

Sanofi	c	0.14%		04/17/12	5,000,000	4,999,689

Toyota Motor Credit Corp	a	0.55%		05/14/12	8,000,000	7,994,744
	a	0.60%		05/24/12	4,000,000	3,996,467
	a	0.25%		07/20/12	5,450,000	5,445,837

Univ of California
CP Series B		0.17%		05/15/12	4,000,000	3,999,169

						67,064,056

Certificate of Deposit 30.6%
Australia & New Zealand Banking Group Ltd		0.49%		04/27/12	4,000,000	4,000,000
		0.25%		05/02/12	4,000,000	4,000,000
		0.60%		05/30/12	4,000,000	4,000,000

Bank of Montreal		0.15%		04/11/12	13,000,000	13,000,000
		0.15%		04/20/12	8,000,000	8,000,000

Bank of Nova Scotia		0.11%		04/05/12	13,000,000	13,000,000
		0.21%		04/05/12	2,000,000	2,000,000
		0.21%		04/10/12	11,000,000	11,000,000
		0.18%		05/10/12	7,000,000	7,000,000
		0.47%		05/14/12	5,000,000	5,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.17%		04/10/12	1,000,000	1,000,000
		0.17%		04/27/12	6,000,000	6,000,000

Barclays Bank PLC		0.16%		04/02/12	12,000,000	12,000,000
		0.15%		04/16/12	3,000,000	3,000,000

Branch Banking & Trust Co		0.33%		06/22/12	6,000,000	6,000,000
		0.28%		08/03/12	1,000,000	1,000,000

Canadian Imperial Bank of Commerce		0.22%		05/04/12	8,000,000	8,000,000
		0.68%		09/27/12	11,000,000	11,000,000

Chase Bank USA, NA		0.18%		04/23/12	10,000,000	10,000,000
		0.18%		04/24/12	15,000,000	15,000,000

Citibank, NA		0.52%		05/29/12	6,000,000	6,000,000
		0.60%		06/20/12	7,000,000	7,000,000

Commonwealth Bank of Australia		0.27%		04/10/12	6,000,000	6,000,000
		0.36%		04/10/12	7,000,000	7,000,000

Credit Suisse AG		0.17%		05/01/12	13,000,000	13,000,000

Deutsche Bank AG		0.25%		04/12/12	15,000,000	15,000,000
		0.25%		04/17/12	22,000,000	22,000,000

DNB Bank ASA		0.14%		04/03/12	7,000,000	7,000,000
		0.15%		04/16/12	5,000,000	5,000,000
		0.16%		05/02/12	3,000,000	3,000,000

Mitsubishi UFJ Trust & Banking Corp		0.17%		04/09/12	7,000,000	7,000,000
		0.17%		04/13/12	4,000,000	4,000,000

 3

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Mizuho Corporate Bank Ltd		0.14%		04/02/12	7,000,000	7,000,000
		0.18%		04/13/12	5,000,000	5,000,000

National Australia Bank Ltd		0.50%		04/05/12	11,000,000	11,000,000
		0.51%		05/08/12	1,000,000	1,000,000

Rabobank Nederland		0.33%		07/03/12	12,000,000	12,000,000

Royal Bank of Scotland PLC		0.82%		04/19/12	4,000,000	4,000,000

State Street Bank & Trust Company, NA		0.13%		04/13/12	10,000,000	10,000,000

Sumitomo Trust & Banking Co.		0.13%		04/02/12	2,000,000	2,000,000
		0.13%		04/05/12	11,000,000	11,000,000
		0.18%		04/10/12	2,000,000	2,000,000
		0.18%		04/16/12	3,000,000	3,000,000

Svenska Handelsbanken AB		0.15%		04/26/12	15,000,000	15,000,000

Toronto-Dominion Bank		0.21%		04/02/12	13,000,000	13,000,000
		0.38%		05/01/12	15,000,000	15,000,000
		0.22%		05/08/12	14,000,000	14,000,000
		0.17%		05/14/12	2,000,000	2,000,000
		0.17%		05/15/12	1,000,000	1,000,000
		0.28%		06/01/12	11,000,000	11,002,234
		0.17%		06/27/12	1,000,000	1,000,000

Union Bank, NA		0.44%		06/22/12	1,000,000	1,000,000
		0.43%		07/19/12	3,000,000	3,000,000

						390,002,234

Government Agency Debt 12.2%
Fannie Mae		0.09%		04/02/12	1,000,000	999,998
		0.11%		06/13/12	2,750,000	2,749,387

Federal Home Loan Bank		0.03%		04/09/12	3,000,000	2,999,980
		0.07%		05/21/12	10,000,000	9,999,028
		0.07%		05/24/12	1,000,000	999,897
		0.11%		06/06/12	10,000,000	9,997,983
		0.10%		06/08/12	25,000,000	24,995,514
		0.11%		06/15/12	5,000,000	4,998,906
		0.11%		06/15/12	3,000,000	2,999,312

Freddie Mac		0.10%		06/01/12	15,000,000	14,997,458
		0.09%		06/05/12	2,000,000	1,999,675

Straight A Funding, LLC	a,b,c,f	0.19%		04/04/12	11,000,000	10,999,826
	a,b,c,f	0.19%		04/05/12	19,665,000	19,664,585
	a,b,c,f	0.19%		04/18/12	5,000,000	4,999,551
	a,b,c,f	0.18%		05/09/12	12,000,000	11,997,720
	a,b,c,f	0.18%		05/10/12	10,000,000	9,998,050
	a,b,c,f	0.18%		05/11/12	3,000,000	2,999,400
	a,b,c,f	0.18%		05/14/12	9,000,000	8,998,065
	a,b,c,f	0.18%		05/30/12	5,000,000	4,998,525
	a,b,c,f	0.18%		06/12/12	3,000,000	2,998,920

						155,391,780

Other Instrument 3.0%
Australia & New Zealand Banking Group Ltd	j	0.18%		04/02/12	21,000,000	21,000,000

Royal Bank of Canada	j	0.12%		04/02/12	17,000,000	17,000,000

						38,000,000

4

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Note 0.6%
Bank of America, NA	h	0.35%		04/09/12	8,000,000	8,000,000

Treasury Debt 1.1%
United States Treasury Department		0.07%		04/12/12	10,000,000	9,999,786
		0.09%		04/19/12	4,000,000	3,999,820

						13,999,606

Total Fixed-Rate Obligations
(Cost $913,806,203)						913,806,203

Variable-Rate Obligations 8.5% of net assets

Financial Company Commercial Paper 0.4%
Commonwealth Bank of Australia	c	0.51%		05/18/12	5,000,000	5,000,000

Certificate of Deposit 1.8%
Royal Bank of Canada		0.33%	04/02/12	04/09/12	3,000,000	3,000,000

Westpac Banking Corp		0.33%	04/02/12	05/01/12	13,000,000	13,000,000
		0.33%	04/03/12	07/03/12	7,000,000	7,000,000

						23,000,000

Government Agency Debt 1.9%
Freddie Mac	i	0.48%	04/10/12	02/08/13	25,000,000	25,000,000

Variable Rate Demand Note 1.4%
Eagle Cnty, CO
Housing Facilities RB (BC Housing, LLC) Series 1997B	a	0.24%		04/06/12	1,500,000	1,500,000

Labcon North America
Taxable Demand Bonds Series 2010	a	0.64%		04/06/12	2,205,000	2,205,000

Texas
TRAN Series 2011A	c,g	0.20%		04/02/12	10,925,000	10,925,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.22%		04/06/12	1,000,000	1,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.22%		04/06/12	1,910,000	1,910,000

						17,540,000

Other Note 3.0%
JPMorgan Chase Bank, NA	i	0.36%	04/23/12	04/19/13	38,000,000	38,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	123,071	123,071

						38,123,071

Total Variable-Rate Obligations
(Cost $108,663,071)						108,663,071

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Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 20.3% of net assets

Government Agency Repurchase Agreement 20.2%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $13,390,045, issued 03/26/12, due 04/02/12.		0.15%		04/02/12	13,000,379	13,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $26,219,091, issued 03/22/12, due 05/21/12.		0.18%		04/06/12	25,001,875	25,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $10,487,637, issued 03/19/12, due 05/21/12.		0.18%		04/06/12	10,000,900	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $10,416,659, issued 03/16/12, due 05/15/12.		0.19%		04/06/12	10,001,108	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $18,782,342, issued 03/23/12, due 06/21/12.		0.20%		04/06/12	18,001,400	18,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $20,400,078, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	20,000,267	20,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $62,808,392, issued 03/30/12, due 04/02/12.		0.11%		04/02/12	61,575,791	61,575,227
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $6,120,302, issued 03/28/12, due 04/04/12.		0.15%		04/04/12	6,000,175	6,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $31,200,001, issued 03/30/12, due 04/02/12.		0.15%		04/02/12	30,000,375	30,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $15,600,001, issued 01/03/12, due 04/02/12.		0.23%		04/02/12	15,008,625	15,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $4,160,000, issued 02/23/12, due 04/23/12.		0.18%		04/06/12	4,000,860	4,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $9,360,000, issued 01/30/12, due 04/30/12.		0.19%		04/06/12	9,003,182	9,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,200,000, issued 03/01/12, due 05/30/12.		0.20%		04/06/12	5,001,000	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,200,000, issued 03/14/12, due 06/12/12.		0.22%		04/06/12	5,000,703	5,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $10,500,000, issued 03/26/12, due 04/02/12.		0.20%		04/02/12	10,000,389	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $3,150,001, issued 03/27/12, due 04/03/12.		0.20%		04/03/12	3,000,117	3,000,000

6

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Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $12,240,001, issued 03/30/12, due 04/02/12.		0.16%		04/02/12	12,000,160	12,000,000

						256,575,227

Other Repurchase Agreement 0.1%
Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $1,050,060, issued 01/27/12, due 05/11/12.	d	0.70%		05/11/12	1,002,042	1,000,000

Total Repurchase Agreements
(Cost $257,575,227)						257,575,227

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $1,280,044,501.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $303,698,348 or 23.9% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $1,123,071 or 0.1% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or

 7

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47700MAR12

8

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

73.0%		Fixed-Rate Obligations	24,703,113,255	24,703,113,255
6.5%		Variable-Rate Obligations	2,199,861,716	2,199,861,716
21.1%		Repurchase Agreements	7,157,414,309	7,157,414,309

100.6%		Total Investments	34,060,389,280	34,060,389,280
(0	.6)%	Other Assets and Liabilities, Net		(206,505,657)

100.0%		Net Assets		33,853,883,623

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 73.0% of net assets

Asset Backed Commercial Paper 16.1%
Alpine Securitization Corp	a,b,c	0.19%		04/03/12	86,000,000	85,999,092
	a,b,c	0.19%		04/04/12	208,000,000	207,996,707
	a,b,c	0.18%		04/13/12	7,000,000	6,999,580
	a,b,c	0.18%		04/16/12	2,000,000	1,999,850
	a,b,c	0.18%		04/26/12	3,000,000	2,999,625

Atlantis One Funding Corp	a,b,c	0.32%		07/02/12	276,000,000	275,774,293

CAFCO, LLC	a,b,c	0.51%		04/10/12	25,000,000	24,996,812
	a,b,c	0.29%		05/03/12	28,000,000	27,992,782
	a,b,c	0.29%		05/14/12	38,000,000	37,986,837
	a,b,c	0.51%		07/18/12	33,000,000	32,949,510
	a,b,c	0.51%		07/23/12	85,000,000	84,863,929
	a,b,c	0.50%		08/07/12	13,000,000	12,976,889

Cancara Asset Securitisation, LLC	a,b,c	0.22%		04/02/12	245,000,000	244,998,503
	a,b,c	0.25%		04/20/12	95,000,000	94,987,465

Chariot Funding, LLC	a,b,c	0.25%		04/19/12	100,000,000	99,987,500
	a,b,c	0.19%		05/04/12	50,000,000	49,991,292
	a,b,c	0.25%		05/08/12	47,000,000	46,987,924
	a,b,c	0.25%		05/09/12	65,000,000	64,982,847
	a,b,c	0.25%		05/11/12	50,000,000	49,986,111
	a,b,c	0.19%		05/17/12	39,061,000	39,051,517
	a,b,c	0.19%		05/18/12	21,000,000	20,994,791
	a,b,c	0.19%		05/30/12	3,000,000	2,999,066
	a,b,c	0.25%		06/05/12	50,000,000	49,977,431
	a,b,c	0.19%		06/07/12	1,000,000	999,646
	a,b,c	0.25%		06/08/12	90,000,000	89,957,500
	a,b,c	0.23%		06/14/12	15,000,000	14,992,908
	a,b,c	0.23%		06/18/12	10,000,000	9,995,017

Ciesco, LLC	a,b,c	0.50%		04/09/12	8,000,000	7,999,111

 1

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.50%		04/10/12	5,000,000	4,999,375
	a,b,c	0.51%		04/25/12	16,000,000	15,994,560
	a,b,c	0.51%		07/10/12	20,000,000	19,971,667
	a,b,c	0.51%		07/24/12	12,000,000	11,980,620
	a,b,c	0.50%		08/01/12	27,000,000	26,954,250

CRC Funding, LLC	a,b,c	0.27%		04/04/12	111,000,000	110,997,502
	a,b,c	0.26%		04/05/12	9,000,000	8,999,740
	a,b,c	0.26%		04/16/12	118,000,000	117,987,217
	a,b,c	0.51%		07/16/12	70,000,000	69,894,883
	a,b,c	0.51%		07/17/12	10,000,000	9,984,842
	a,b,c	0.50%		08/01/12	54,000,000	53,908,500

Crown Point Capital Company, LLC	a,b,c	0.42%		04/04/12	1,000,000	999,965
	a,b,c	0.42%		04/20/12	168,000,000	167,962,760

Fairway Finance Co, LLC	a,b,c	0.15%		04/23/12	15,000,000	14,998,625
	a,b,c	0.16%		05/14/12	13,839,000	13,836,355

Gemini Securitization Corp, LLC	a,b,c	0.23%		05/03/12	73,000,000	72,985,076

Gotham Funding Corp	a,b,c	0.20%		04/16/12	21,000,000	20,998,250

Govco, LLC	a,b,c	0.25%		04/02/12	104,000,000	103,999,278
	a,b,c	0.23%		04/03/12	66,000,000	65,999,157
	a,b,c	0.29%		04/09/12	7,000,000	6,999,549
	a,b,c	0.27%		04/16/12	34,000,000	33,996,175
	a,b,c	0.28%		04/16/12	72,000,000	71,991,600
	a,b,c	0.30%		04/17/12	125,000,000	124,983,333
	a,b,c	0.30%		04/18/12	73,000,000	72,989,658
	a,b,c	0.30%		04/19/12	31,000,000	30,995,350
	a,b,c	0.30%		04/23/12	30,000,000	29,994,500
	a,b,c	0.50%		04/24/12	4,000,000	3,998,722
	a,b,c	0.51%		04/24/12	23,000,000	22,992,506
	a,b,c	0.50%		04/26/12	35,000,000	34,987,847
	a,b,c	0.30%		04/27/12	100,000,000	99,978,333
	a,b,c	0.29%		04/30/12	5,000,000	4,998,832
	a,b,c	0.30%		04/30/12	33,000,000	32,992,025
	a,b,c	0.30%		05/11/12	47,000,000	46,984,333
	a,b,c	0.34%		05/16/12	8,000,000	7,996,600
	a,b,c	0.60%		06/14/12	4,000,000	3,995,067
	a,b,c	0.42%		06/15/12	13,000,000	12,988,625
	a,b,c	0.62%		06/19/12	2,000,000	1,997,279
	a,b,c	0.62%		06/21/12	5,000,000	4,993,025

Jupiter Securitization Corp	a,b,c	0.25%		04/04/12	58,000,000	57,998,792
	a,b,c	0.21%		04/11/12	54,000,000	53,996,850
	a,b,c	0.25%		05/07/12	62,000,000	61,984,500
	a,b,c	0.19%		05/09/12	20,000,000	19,995,989
	a,b,c	0.19%		05/10/12	117,060,000	117,035,905
	a,b,c	0.19%		05/15/12	58,000,000	57,986,531
	a,b,c	0.19%		05/21/12	86,000,000	85,977,306
	a,b,c	0.19%		05/23/12	4,000,000	3,998,902
	a,b,c	0.19%		06/04/12	50,000,000	49,983,111
	a,b,c	0.19%		06/05/12	56,000,000	55,980,789
	a,b,c	0.19%		06/06/12	25,000,000	24,991,292
	a,b,c	0.23%		06/18/12	100,095,000	100,045,119
	a,b,c	0.20%		06/19/12	14,000,000	13,993,856
	a,b,c	0.20%		06/20/12	10,000,000	9,995,556

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.21%		04/09/12	3,000,000	2,999,860
	a,b,c	0.21%		04/11/12	54,000,000	53,996,850
	a,b,c	0.23%		04/17/12	19,000,000	18,998,058
	a,b,c	0.23%		04/18/12	1,000,000	999,891

2

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.23%		04/20/12	50,000,000	49,993,931

Market Street Funding Corp	a,b,c	0.24%		04/19/12	3,000,000	2,999,640
	a,b,c	0.24%		04/24/12	48,041,000	48,033,634
	a,b,c	0.24%		04/25/12	10,000,000	9,998,400
	a,b,c	0.24%		04/27/12	20,000,000	19,996,533
	a,b,c	0.25%		05/03/12	9,432,000	9,429,904
	a,b,c	0.25%		05/07/12	12,000,000	11,997,000
	a,b,c	0.25%		05/08/12	3,000,000	2,999,229
	a,b,c	0.23%		05/10/12	42,000,000	41,989,535
	a,b,c	0.23%		05/11/12	2,000,000	1,999,489
	a,b,c	0.23%		05/14/12	7,523,000	7,520,933
	a,b,c	0.21%		05/16/12	14,000,000	13,996,325
	a,b,c	0.20%		05/22/12	20,977,000	20,971,057
	a,b,c	0.21%		05/23/12	36,024,000	36,013,073
	a,b,c	0.23%		06/07/12	8,000,000	7,996,576
	a,b,c	0.21%		06/13/12	14,000,000	13,994,038
	a,b,c	0.21%		06/18/12	12,000,000	11,994,540
	a,b,c	0.21%		06/20/12	8,000,000	7,996,267
	a,b,c	0.22%		06/21/12	45,000,000	44,977,725
	a,b,c	0.21%		06/22/12	39,068,000	39,049,312
	a,b,c	0.21%		06/25/12	38,049,000	38,030,134
	a,b,c	0.21%		06/26/12	10,814,000	10,808,575
	a,b,c	0.22%		07/06/12	5,000,000	4,997,067

Nieuw Amsterdam Receivables Corp	a,b,c	0.12%		04/02/12	98,000,000	97,999,673

Old Line Funding, LLC	a,b,c	0.21%		04/09/12	26,972,000	26,970,741
	a,b,c	0.19%		05/25/12	18,000,000	17,994,870
	a,b,c	0.25%		06/01/12	40,041,000	40,024,038
	a,b,c	0.19%		06/05/12	45,000,000	44,984,562
	a,b,c	0.24%		07/26/12	69,096,000	69,042,566

Solitaire Funding, LLC	a,b,c	0.20%		04/10/12	50,000,000	49,997,500

Thunder Bay Funding, LLC	a,b,c	0.22%		04/16/12	16,000,000	15,998,533
	a,b,c	0.20%		05/21/12	4,000,000	3,998,889
	a,b,c	0.25%		05/21/12	50,000,000	49,982,639
	a,b,c	0.25%		06/01/12	27,064,000	27,052,535
	a,b,c	0.19%		06/04/12	30,000,000	29,989,867
	a,b,c	0.19%		06/05/12	35,000,000	34,987,993
	a,b,c	0.19%		06/27/12	20,000,000	19,990,817
	a,b,c	0.24%		07/24/12	30,000,000	29,977,200
	a,b,c	0.24%		07/25/12	75,000,000	74,942,500
	a,b,c	0.25%		07/25/12	50,000,000	49,960,069

Variable Funding Capital Corp	a,b,c	0.18%		04/25/12	55,000,000	54,993,400

Victory Receivables Corp	a,b,c	0.18%		04/13/12	28,000,000	27,998,320
	a,b,c	0.19%		04/16/12	39,000,000	38,996,912
	a,b,c	0.19%		04/19/12	3,000,000	2,999,715
	a,b,c	0.19%		04/23/12	74,000,000	73,991,408
	a,b,c	0.18%		04/24/12	43,000,000	42,995,055
	a,b,c	0.18%		04/25/12	21,830,000	21,827,380

						5,453,169,772

Financial Company Commercial Paper 7.2%
ANZ National (Int’l) Ltd	a	0.26%		04/25/12	83,000,000	82,985,890

BNZ International Funding Ltd	a	0.24%		04/19/12	15,000,000	14,998,200

Commonwealth Bank of Australia	c	0.19%		04/23/12	35,000,000	34,995,936
	c	0.18%		05/25/12	120,000,000	119,967,600

 3

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	c	0.19%		05/31/12	2,000,000	1,999,367
	c	0.60%		06/15/12	17,850,000	17,827,687
	c	0.63%		06/15/12	34,000,000	33,955,375

General Electric Capital Corp		0.28%		04/03/12	177,000,000	176,997,247
		0.28%		04/09/12	10,000,000	9,999,378
		0.28%		04/12/12	2,000,000	1,999,829
		0.21%		04/26/12	103,000,000	102,984,979
		0.21%		04/27/12	185,000,000	184,971,942
		0.22%		05/03/12	6,000,000	5,998,827
		0.22%		05/08/12	95,000,000	94,978,519
		0.32%		06/11/12	98,000,000	97,938,151
		0.17%		06/19/12	2,000,000	1,999,254
		0.30%		06/22/12	150,000,000	149,897,500
		0.30%		08/10/12	18,000,000	17,980,350

HSBC USA, Inc		0.24%		05/08/12	4,000,000	3,999,013

JP Morgan Chase & Co		0.18%		04/23/12	107,000,000	106,988,230
		0.18%		04/25/12	107,000,000	106,987,160
		0.18%		06/14/12	32,000,000	31,988,160

Nordea North America, Inc	a	0.15%		04/16/12	269,000,000	268,983,748
	a	0.16%		04/24/12	2,000,000	1,999,796
	a	0.15%		04/26/12	100,000,000	99,989,583
	a	0.15%		04/27/12	39,000,000	38,995,775

PNC Bank NA		0.24%		06/14/12	100,000,000	99,950,667

Rabobank USA Financial Corp	a	0.35%		07/02/12	29,000,000	28,974,061

Skandinaviska Enskilda Banken AB		0.15%		04/26/12	127,000,000	126,986,771

State Street Corp		0.23%		06/13/12	94,000,000	93,956,159
		0.24%		06/15/12	73,000,000	72,963,500

Westpac Banking Corp	c	0.49%		05/07/12	1,000,000	999,510
	c	0.54%		08/01/12	155,000,000	154,716,350
	c	0.44%		08/03/12	33,000,000	32,949,987

						2,423,904,501

Other Commercial Paper 3.5%
Abbott Laboratories	c	0.10%		04/18/12	30,000,000	29,998,583
	c	0.14%		06/19/12	31,000,000	30,990,476

BHP Billiton Finance (USA) Ltd	a,c	0.14%		04/10/12	33,000,000	32,998,845
	a,c	0.17%		05/03/12	15,000,000	14,997,733
	a,c	0.17%		05/08/12	50,000,000	49,991,264
	a,c	0.17%		05/09/12	96,000,000	95,982,773

General Electric Co		0.15%		06/19/12	16,000,000	15,994,733
		0.15%		06/27/12	154,000,000	153,944,175

Illinois Regional Transportation Auth
GO CP Sub Working Cash Notes	a	0.15%		05/02/12	15,000,000	15,000,000
	a	0.17%		06/04/12	50,000,000	50,000,000

Philip Morris International, Inc	c	0.16%		04/25/12	61,000,000	60,993,493
	c	0.18%		05/22/12	50,000,000	49,987,250

Reckitt Benckiser Treasury Services PLC	a,c	0.18%		05/01/12	1,000,000	999,850
	a,c	0.60%		06/01/12	5,000,000	4,994,917
	a,c	0.60%		07/02/12	26,000,000	25,960,133

4

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,c	0.36%		09/20/12	4,000,000	3,993,120
	a,c	0.49%		11/13/12	23,000,000	22,929,250
	a,c	0.54%		12/13/12	47,000,000	46,819,520

Sanofi	c	0.15%		04/17/12	13,000,000	12,999,133

Toyota Motor Credit Corp	a	0.60%		05/23/12	73,000,000	72,936,734
	a	0.45%		09/05/12	200,000,000	199,607,500
	a	0.45%		09/06/12	66,000,000	65,869,650

Univ of California
CP Series B		0.14%		04/09/12	55,000,000	54,998,289
		0.20%		05/08/12	6,000,000	5,998,767
		0.15%		05/10/12	8,000,000	7,998,700
		0.17%		05/15/12	48,000,000	47,990,027
		0.16%		06/13/12	1,200,000	1,199,611

Vermont Economic Development Auth
Economic Development Capitalization Program Taxable CP Notes Series A	a	0.15%		05/14/12	5,000,000	5,000,000

						1,181,174,526

Certificate of Deposit 30.0%
Australia & New Zealand Banking Group Ltd		0.49%		04/27/12	93,000,000	93,000,000
		0.25%		05/04/12	200,000,000	200,000,000
		0.60%		05/30/12	48,000,000	48,000,000
		0.18%		06/06/12	26,000,000	26,000,000

Bank of Montreal		0.14%		04/04/12	65,000,000	65,000,000
		0.15%		04/05/12	88,000,000	88,000,000
		0.15%		04/11/12	44,000,000	44,000,000
		0.14%		04/12/12	174,000,000	174,000,000
		0.15%		04/20/12	50,000,000	50,000,000
		0.16%		05/02/12	398,000,000	398,000,000

Bank of Nova Scotia		0.11%		04/05/12	214,000,000	214,000,000
		0.18%		04/17/12	4,000,000	4,000,000
		0.13%		04/25/12	60,000,000	60,000,000
		0.18%		05/10/12	32,000,000	32,000,000
		0.47%		05/14/12	290,000,000	290,000,000
		0.50%		05/21/12	24,000,000	24,000,000
		0.18%		06/14/12	3,000,000	3,000,000
		0.18%		06/20/12	6,000,000	6,000,000

Bank of the West		0.32%		04/23/12	100,000,000	100,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.15%		04/02/12	30,000,000	30,000,000
		0.17%		04/02/12	45,000,000	45,000,000
		0.17%		04/10/12	76,000,000	76,000,000
		0.18%		04/20/12	34,000,000	34,000,000

Barclays Bank PLC		0.16%		04/02/12	3,000,000	3,000,000
		0.15%		04/11/12	144,000,000	144,000,000
		0.15%		04/16/12	190,000,000	190,000,000
		0.15%		04/26/12	76,000,000	76,000,000
		0.66%		05/04/12	13,000,000	13,000,000

Branch Banking & Trust Co		0.31%		04/19/12	1,000,000	1,000,000
		0.33%		06/22/12	114,000,000	114,000,000
		0.28%		08/03/12	87,000,000	87,000,000

Canadian Imperial Bank of Commerce		0.22%		05/04/12	129,000,000	129,000,000
		0.68%		09/27/12	258,000,000	258,000,000

 5

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Chase Bank USA, NA		0.18%		04/23/12	65,000,000	65,000,000
		0.18%		04/24/12	24,000,000	24,000,000
		0.18%		04/26/12	53,000,000	53,000,000
		0.18%		05/16/12	248,000,000	248,000,000
		0.18%		05/17/12	282,000,000	282,000,000

Citibank, NA		0.22%		04/03/12	100,000,000	100,000,000
		0.52%		05/29/12	297,000,000	297,000,000
		0.52%		05/30/12	59,000,000	59,000,000

Commonwealth Bank of Australia		0.27%		04/10/12	55,000,000	55,000,000
		0.36%		04/10/12	121,000,000	121,000,000
		0.32%		05/08/12	100,000,000	100,000,000
		0.32%		05/09/12	64,000,000	64,000,000
		0.22%		05/24/12	55,000,000	55,000,000

Credit Suisse AG		0.17%		05/01/12	370,000,000	370,000,000

Deutsche Bank AG		0.25%		04/12/12	225,000,000	225,000,000
		0.25%		04/17/12	214,000,000	214,000,000
		0.25%		04/18/12	405,000,000	405,000,000

DNB Bank ASA		0.14%		04/02/12	137,000,000	137,000,000
		0.16%		05/02/12	268,000,000	268,000,000

Mitsubishi UFJ Trust & Banking Corp		0.17%		04/13/12	95,000,000	95,000,000

Mizuho Corporate Bank Ltd		0.14%		04/02/12	5,000,000	5,000,000
		0.14%		04/09/12	113,000,000	113,000,000
		0.18%		04/12/12	167,000,000	167,000,000

National Australia Bank Ltd		0.50%		04/13/12	56,000,000	56,000,000
		0.50%		04/19/12	274,000,000	274,000,000
		0.51%		05/08/12	4,000,000	4,000,000
		0.39%		09/10/12	154,000,000	154,000,000

Rabobank Nederland		0.33%		07/03/12	8,000,000	8,000,000

Royal Bank of Scotland PLC		0.82%		04/19/12	8,000,000	8,000,000

Skandinaviska Enskilda Banken AB		0.18%		04/05/12	8,000,000	8,000,000

State Street Bank & Trust Company, NA		0.13%		04/13/12	253,000,000	253,000,000

Sumitomo Trust & Banking Co.		0.13%		04/02/12	170,000,000	170,000,000
		0.13%		04/05/12	147,000,000	147,000,000
		0.17%		04/05/12	41,000,000	41,000,000
		0.18%		04/10/12	167,000,000	167,000,000

Svenska Handelsbanken AB		0.15%		04/16/12	2,000,000	2,000,000
		0.15%		04/17/12	144,000,000	144,000,000
		0.15%		04/24/12	254,000,000	254,000,000
		0.15%		04/26/12	2,000,000	2,000,000
		0.15%		04/27/12	74,000,000	74,000,000

Toronto-Dominion Bank		0.21%		04/02/12	50,000,000	50,000,000
		0.13%		04/26/12	289,000,000	289,000,000
		0.38%		05/01/12	87,000,000	87,000,000
		0.22%		05/07/12	298,000,000	298,000,000
		0.22%		05/08/12	47,000,000	47,000,000
		0.17%		05/14/12	237,000,000	237,000,000
		0.17%		05/15/12	319,000,000	319,000,000
		0.28%		06/01/12	50,000,000	50,010,153
		0.15%		06/12/12	138,000,000	138,000,000

6

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.17%		06/27/12	11,000,000	11,000,000

Union Bank, NA		0.45%		04/11/12	69,000,000	69,000,000
		0.44%		06/22/12	30,000,000	30,000,000
		0.43%		07/19/12	27,000,000	27,000,000
		0.42%		07/27/12	8,000,000	8,000,000

Westpac Banking Corp		0.50%		05/11/12	103,000,000	103,000,000

						10,170,010,153

Government Agency Debt 11.9%
Fannie Mae		0.02%		04/02/12	58,000,000	57,999,968
		0.05%		04/02/12	2,500,000	2,499,996
		0.05%		04/11/12	3,000,000	2,999,958
		0.09%		05/23/12	8,000,000	7,998,960
		0.10%		05/30/12	46,500,000	46,492,379
		0.09%		06/06/12	40,000,000	39,993,400
		0.11%		06/13/12	40,000,000	39,991,078

Federal Home Loan Bank		0.05%		04/02/12	1,000,000	999,999
		0.09%		04/09/12	44,000,000	43,999,169
		0.09%		04/09/12	23,300,000	23,299,534
		0.05%		04/11/12	41,000,000	40,999,431
		0.09%		04/11/12	3,800,000	3,799,905
		0.09%		04/12/12	3,000,000	2,999,917
		0.05%		04/13/12	120,000,000	119,998,000
		0.08%		04/16/12	7,000,000	6,999,767
		0.07%		04/18/12	120,000,000	119,996,033
		0.10%		05/02/12	25,000,000	24,997,847
		0.09%		05/04/12	20,000,000	19,998,350
		0.08%		05/09/12	50,000,000	49,995,778
		0.10%		05/09/12	231,500,000	231,475,564
		0.11%		05/11/12	40,000,000	39,995,111
		0.07%		05/21/12	146,500,000	146,485,757
		0.07%		05/24/12	163,000,000	162,983,202
		0.09%		06/01/12	174,000,000	173,973,465
		0.09%		06/06/12	50,000,000	49,991,750
		0.11%		06/06/12	70,000,000	69,985,883
		0.10%		06/08/12	189,000,000	188,966,085
		0.10%		06/08/12	91,500,000	91,482,717
		0.11%		06/13/12	72,000,000	71,984,670
		0.11%		06/15/12	207,000,000	206,952,562
		0.11%		06/15/12	121,000,000	120,973,531

Freddie Mac		0.09%		04/09/12	1,000,000	999,980
		0.10%		05/09/12	11,100,000	11,098,828
		0.07%		05/15/12	98,000,000	97,991,615
		0.10%		06/01/12	186,000,000	185,968,483
		0.09%		06/04/12	68,290,000	68,279,074
		0.09%		06/04/12	98,000,000	97,983,884
		0.11%		06/11/12	60,690,000	60,676,834

Straight A Funding, LLC	a,b,c,f	0.19%		04/02/12	21,000,000	20,999,889
	a,b,c,f	0.19%		04/03/12	22,000,000	21,999,768
	a,b,c,f	0.19%		04/04/12	17,000,000	16,999,731
	a,b,c,f	0.19%		04/05/12	65,955,000	65,953,608
	a,b,c,f	0.19%		04/18/12	36,000,000	35,996,770
	a,b,c,f	0.18%		05/07/12	112,000,000	111,979,840
	a,b,c,f	0.18%		05/08/12	196,066,000	196,029,728
	a,b,c,f	0.18%		05/09/12	60,000,000	59,988,600
	a,b,c,f	0.18%		05/10/12	175,000,000	174,965,875
	a,b,c,f	0.18%		05/14/12	43,069,000	43,059,740
	a,b,c,f	0.18%		05/18/12	30,102,000	30,094,926

 7

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c,f	0.18%		05/21/12	57,446,000	57,431,638
	a,b,c,f	0.18%		05/22/12	146,560,000	146,522,628
	a,b,c,f	0.18%		05/23/12	115,173,000	115,143,055
	a,b,c,f	0.18%		05/29/12	145,447,000	145,404,821
	a,b,c,f	0.18%		06/12/12	17,000,000	16,993,880
	a,b,c,f	0.18%		06/14/12	25,000,000	24,990,750

						4,018,863,711

Other Instrument 2.9%
Australia & New Zealand Banking Group Ltd	j	0.18%		04/02/12	327,000,000	327,000,000

Citibank, NA	j	0.15%		04/03/12	2,000,000	2,000,000

Northern Trust Co	j	0.06%		04/02/12	240,000,000	240,000,000

Royal Bank of Canada	j	0.12%		04/02/12	413,000,000	413,000,000

						982,000,000

Other Note 0.5%
Bank of America, NA	h	0.35%		04/09/12	94,000,000	94,000,000
	h	0.32%		04/18/12	66,000,000	66,000,000

						160,000,000

Treasury Debt 0.9%
United States Treasury Department		0.07%		04/12/12	200,000,000	199,995,722
		0.09%		04/19/12	114,000,000	113,994,870

						313,990,592

Total Fixed-Rate Obligations
(Cost $24,703,113,255)						24,703,113,255

Variable-Rate Obligations 6.5% of net assets

Financial Company Commercial Paper 0.2%
Commonwealth Bank of Australia	c	0.52%		06/22/12	57,000,001	56,999,156

Certificate of Deposit 2.4%
Bank of Nova Scotia		0.32%	04/26/12	07/26/12	323,000,000	323,000,000

Canadian Imperial Bank of Commerce		0.33%	04/23/12	07/23/12	126,000,000	126,000,000

Rabobank Nederland		0.31%	04/02/12	05/02/12	26,000,000	26,000,000

Royal Bank of Canada		0.33%	04/02/12	04/09/12	93,000,000	93,000,000
		0.38%	04/02/12	04/12/12	81,000,000	81,000,000

Westpac Banking Corp		0.33%	04/02/12	05/01/12	169,000,000	169,000,000

						818,000,000

Government Agency Debt 0.6%
Freddie Mac	i	0.48%	04/10/12	02/08/13	220,000,000	220,000,000

Variable Rate Demand Note 1.1%
GFRE Holdings, LLC	a	0.24%		04/06/12	4,970,000	4,970,000

Houston Combined Utility System
First Lien Refunding RB Series 2008D1	a	0.19%		04/06/12	44,000,000	44,000,000

8

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

New York State HFA
Housing Revenue Bonds (2180 Broadway) Series 2011B	a	0.17%		04/06/12	5,450,000	5,450,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.24%		04/06/12	3,000,000	3,000,000

Texas
TRAN Series 2011A	c,g	0.20%		04/02/12	259,170,000	259,170,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.22%		04/06/12	32,000,000	32,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.22%		04/06/12	23,825,000	23,825,000

						372,415,000

Other Note 1.9%
Bank of America, NA	h	0.91%	04/23/12	08/22/12	174,000,000	174,000,000

JPMorgan Chase Bank, NA	i	0.59%	04/18/12	04/18/13	110,000,000	110,000,000
	i	0.36%	04/23/12	04/19/13	250,000,000	250,000,000

Westpac Banking Corp	c,i	0.70%	04/30/12	04/26/13	100,000,000	100,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	2,447,560	2,447,560

						636,447,560

Other Municipal Debt 0.3%
Univ of California
General Revenue Bonds Series 2011 Y-1		0.32%	04/02/12	07/01/12	96,000,000	96,000,000

Total Variable-Rate Obligations
(Cost $2,199,861,716)						2,199,861,716

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 21.1% of net assets

Government Agency Repurchase Agreement 20.5%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $169,950,194, issued 03/26/12, due 04/02/2012.		0.15%		04/02/12	165,004,813	165,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $243,381,827, issued 03/27/2012, due 04/13/2012.		0.14%		04/06/12	232,009,022	232,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $173,787,200, issued 03/19/2012, due 05/21/2012.		0.18%		04/06/12	167,015,030	167,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $102,855,289, issued 03/22/2012, due 05/21/2012.		0.18%		04/06/12	98,007,350	98,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $338,031,820, issued 03/16/2012, due 05/15/2012.		0.19%		04/06/12	325,036,021	325,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $462,255,211, issued 03/23/2012, due 06/21/2012.		0.20%		04/06/12	444,034,533	444,000,000

 9

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $901,250,001, issued 03/30/2012, due 04/02/2012.		0.16%		04/02/12	875,011,667	875,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $340,084,783, issued 03/30/2012, due 04/02/2012.		0.11%		04/02/12	333,417,365	333,414,309
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $11,224,151, issued 03/26/2012, due 04/02/2012.		0.17%		04/02/12	11,000,364	11,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $93,600,001, issued 03/30/2012, due 04/02/2012.		0.15%		04/02/12	90,001,125	90,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $416,000,000, issued 03/20/2012, due 04/02/12.		0.15%		04/02/12	400,021,667	400,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $208,000,001, issued 01/03/2012, due 04/02/2012.		0.23%		04/02/12	200,115,000	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $223,600,000, issued 02/23/2012, due 04/23/2012.		0.18%		04/06/12	215,046,225	215,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $33,280,001, issued 03/01/2012, due 05/30/2012.		0.20%		04/06/12	32,006,400	32,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $270,400,001, issued 03/07/2012, due 06/11/2012.		0.20%		04/06/12	260,043,333	260,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $513,760,001, issued 03/14/2012, due 06/12/2012.		0.22%		04/06/12	494,069,434	494,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $171,150,000, issued 03/30/2012, due 04/02/2012.		0.16%		04/02/12	163,002,173	163,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $290,850,001, issued 03/26/2012, due 04/02/2012.		0.20%		04/02/12	277,010,772	277,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $177,450,001, issued 03/27/2012, due 04/03/2012.		0.20%		04/03/12	169,006,572	169,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $78,750,001, issued 03/22/2012, due 04/05/2012.		0.18%		04/05/12	75,005,250	75,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $412,000,001, issued 03/30/2012, due 04/02/2012.		0.16%		04/02/12	400,005,333	400,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $767,350,001, issued 03/30/2012, due 04/02/2012.		0.15%		04/02/12	745,009,313	745,000,000

Morgan Stanley & Co, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $102,000,000, issued 03/30/12, due 04/02/12.		0.17%		04/02/12	100,001,417	100,000,000

10

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

UBS Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $102,000,000, issued 03/30/2012, due 04/02/2012.		0.12%		04/02/12	100,001,000	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $240,720,000, issued 03/30/2012, due 04/02/2012.		0.16%		04/02/12	236,003,147	236,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $224,400,000, issued 03/26/2012, due 04/02/2012.		0.18%		04/02/12	220,007,700	220,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $117,300,001 issued 03/27/2012, due 04/03/2012.		0.18%		04/03/12	115,004,025	115,000,000

						6,941,414,309

Treasury Repurchase Agreement 0.2%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $76,582,562, issued 03/30/2012, due 04/02/2012.		0.05%		04/02/12	75,000,312	75,000,000

Other Repurchase Agreement 0.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $42,000,005, issued 03/30/2012, due 04/02/2012.		0.30%		04/02/12	40,001,000	40,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $84,000,012, issued 01/03/2012, due 04/17/2012.	d	0.75%		04/17/12	80,175,000	80,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $22,050,003, issued 01/30/2012, due 05/14/2012.	d	0.70%		05/14/12	21,042,875	21,000,000

						141,000,000

Total Repurchase Agreements
(Cost $7,157,414,309)						7,157,414,309

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $34,060,389,280.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,038,389,887 or 23.7% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $103,447,560 or 0.3% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

 11

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

CP —	Commercial paper
GO —	General obligation
HFA —	Housing finance agency/authority
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

12

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47711MAR12

 13

The Charles Schwab Family of Funds
Schwab Municipal Money Fund®

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

26.1%	Fixed-Rate Securities	3,470,991,202	3,470,991,202
72.6%	Variable-Rate Securities	9,632,767,589	9,632,767,589

98.7%	Total Investments	13,103,758,791	13,103,758,791
1.3%	Other Assets and Liabilities, Net		169,804,833

100.0%	Net Assets		13,273,563,624

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 26.1% of net assets

Alabama 0.2%
Huntsville Health Care Auth
CP Notes		0.16%		06/05/12	22,500,000	22,500,000

Alaska 0.3%
Alaska Housing Finance Corp
State Capital Bonds Series 2006A	b,c	0.25%		05/03/12	10,430,000	10,430,000

State Capital Bonds Series 2006A	b,c	0.29%		07/19/12	27,240,000	27,240,000

North Slope Borough
GO Bonds Series 2001A		0.00%		06/30/12	2,940,000	2,937,736

						40,607,736

Arizona 0.4%
Arizona Board of Regents
RB (Arizona State Univ) Series 2007A	a,b,c	0.35%		04/19/12	10,255,000	10,255,000

Pima Cnty
GO Bonds Series 2007	b,c	0.25%		05/03/12	11,090,000	11,090,000

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007	a,b,c	0.38%		12/06/12	24,915,000	24,915,000

						46,260,000

Arkansas 0.1%
Univ of Arkansas
Facilities RB (UAMS Campus) Series 2006	a,b,c	0.38%		12/06/12	14,285,000	14,285,000

California 4.9%
California
RAN 2011-2012 Series B1	a,c	0.23%		06/28/12	26,000,000	26,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Education Notes Program
Note Participation Fiscal 2011-2012 Series A		2.00%		06/29/12	35,930,000	36,073,473

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.26%		06/18/12	3,000,000	3,000,000

RB (Kaiser Permanente) Series 2006E		0.26%		07/24/12	29,000,000	29,000,000

California School Cash Reserve Program Auth
Bonds 2011-2012 Series E		2.00%		06/01/12	10,000,000	10,027,359

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2002C		3.85%		06/01/12	150,000	150,835

RB (Kaiser Permanente) Series 2004E		0.28%		04/02/12	12,000,000	12,000,000

RB (Kaiser Permanente) Series 2004E		0.23%		09/20/12	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2004E		0.24%		11/19/12	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004K		0.28%		05/03/12	20,400,000	20,400,000

RB (Kaiser Permanente) Series 2004K		0.25%		12/06/12	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2006D		0.26%		07/11/12	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2006D		0.26%		08/06/12	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2008B		0.26%		06/11/12	29,000,000	29,000,000

RB (Kaiser Permanente) Series 2008B		0.25%		10/24/12	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2008C		0.20%		07/06/12	27,805,000	27,805,000

RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	1,700,000	1,779,023

RB (Kaiser Permanente) Series 2009B2		0.31%		05/11/12	26,000,000	26,000,000

RB (Kaiser Permanente) Series 2009B3		0.23%		09/12/12	23,500,000	23,500,000

RB (Kaiser Permanente) Series 2009B3		0.25%		11/01/12	5,800,000	5,800,000

RB (Kaiser Permanente) Series 2009B5		0.24%		08/15/12	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2009B6		0.24%		08/15/12	31,000,000	31,000,000

RB (Kaiser Permanente) Series 2009E2		0.48%		06/01/12	19,500,000	19,500,000

Kern Cnty
TRAN 2011-2012		3.00%		06/29/12	58,200,000	58,583,656

Los Angeles Cnty
TRAN 2011-2012 Series C		2.50%		06/29/12	13,500,000	13,568,657

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series B	a	0.30%		04/10/12	15,000,000	15,000,000

Los Angeles USD
TRAN 2011-2012 Series A		2.00%		08/01/12	125,000,000	125,721,487

South Coast Local Education Agencies
TRAN (Anaheim City SD) Series 2011A		2.00%		06/29/12	4,000,000	4,016,200

Victor Valley Community College District
GO Bonds Series 2009C	b,c	0.27%		10/18/12	22,045,000	22,045,000

						646,670,690

Colorado 0.3%
Aurora
First Lien Sewer Improvement RB Series 2006	a,b,c	0.42%		12/06/12	15,040,000	15,040,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B1		5.00%		11/08/12	2,200,000	2,261,622

Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds Series 1992A	a,b,c	0.25%		10/25/12	8,835,000	8,835,000

Jefferson Cnty SD No. R1
TAN Series 2011A		1.50%		06/29/12	14,750,000	14,794,871

						40,931,493

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

District of Columbia 0.4%
District of Columbia
GO TRAN Fiscal Year 2012		2.00%		09/28/12	29,000,000	29,243,211

Metropolitan Washington Airports Auth
Airport System RB Series 2005A		5.00%		10/01/12	8,145,000	8,325,416

Airport System RB Series 2007B		5.00%		10/01/12	5,000,000	5,113,793

Airport System Refunding RB Series 2004D		5.25%		10/01/12	6,500,000	6,659,927

Airport System Refunding RB Series 2007A		5.00%		10/01/12	2,000,000	2,046,736

						51,389,083

Florida 1.1%
Cape Coral
Water & Sewer Refunding RB Series 2011A	a,b,c	0.27%		10/11/12	10,105,000	10,105,000

Florida Dept of Transportation
Turnpike RB Series 2006A	b,c	0.20%		07/19/12	7,260,000	7,260,000

Florida Local Government Finance Commission
CP Notes Series A1&B1	a	0.14%		04/05/12	12,593,000	12,593,000

CP Notes Series A1&B1	a	0.16%		04/05/12	8,025,000	8,025,000

Hillsborough Cnty
CP Series A	a	0.11%		04/05/12	30,000,000	30,000,000

Lakeland
Energy System Refunding RB Series 2010	a,b,c	0.26%		04/19/12	26,790,000	26,790,000

Miami-Dade Cnty School Board
COP Series 2006A&B	a,b,c	0.29%		07/19/12	27,885,000	27,885,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A	a,b,c	0.38%		12/06/12	28,445,000	28,445,000

						151,103,000

Georgia 1.3%
Coweta Cnty Development Auth
RB (Piedmont Healthcare) Series 2010	a,b,c	0.25%		04/26/12	29,805,000	29,805,000

DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009	b,c	0.27%		11/29/12	12,395,000	12,395,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Revenue CP (Third Indenture) Series 2007C2	b	0.14%		04/13/12	99,000,000	99,000,000

Valdosta & Lowndes Counties Hospital Auth
Revenue Certificates (South Georgia Medical Center) Series 2011B	b,c	0.23%		06/28/12	27,490,000	27,490,000

						168,690,000

Hawaii 0.1%
Honolulu
GO Bonds Series 2004B		5.00%		07/01/12	1,035,000	1,046,896

Univ of Hawaii
Univ RB Series 2006A	a,b,c	0.25%		05/03/12	14,500,000	14,500,000

						15,546,896

Illinois 0.5%
Chicago
Sales Tax RB Series 2011A	b,c	0.27%		10/11/12	21,800,000	21,800,000

Illinois Finance Auth
CP Revenue Notes (Loyola Univ of Chicago)	a	0.18%		06/05/12	16,000,000	16,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Advocate Health Care Network) Series 2008A1		0.22%		01/24/13	7,250,000	7,250,000

RB (Advocate Health Care Network) Series 2003C		0.25%		04/19/13	8,000,000	8,000,000

RB (Central DuPage Health) Series 2009B	b,c	0.27%		10/18/12	19,340,000	19,340,000

						72,390,000

Indiana 0.8%
Indiana Finance Auth
Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C	b,c	0.27%		10/18/12	14,705,000	14,705,000

RB (Parkview Health) Series 2009A	a,b,c	0.26%		04/19/12	20,420,000	20,420,000

Refunding & RB (Trinity Health) Series 2009A	b,c	0.27%		10/18/12	24,090,000	24,090,000

Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds Series 2009A	a,b,c	0.25%		05/09/12	14,545,000	14,545,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A	a,b,c	0.35%		04/19/12	10,135,000	10,135,000

Whiting
Environmental Facilities RB (BP Products North America) Series 2005	a,b,c	0.26%		04/11/12	16,290,000	16,290,000

						100,185,000

Kentucky 0.1%
Lexington-Fayette Urban Cnty Government
Residential Facilities Refunding RB (Richmond Place Assoc) Series 1987	a	0.70%		04/01/12	8,010,000	8,010,000

Louisiana 0.4%
Louisiana State Univ & Agricultural & Mechanical College
Auxiliary RB Series 2006	a,b,c	0.29%		07/26/12	27,310,000	27,310,000

Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B	a	1.28%		03/15/13	16,400,000	16,400,000

St. John the Baptist Parish
RB (Marathon Oil Corp) Series 2007A	a,b,c	0.27%		10/11/12	4,775,000	4,775,000

						48,485,000

Maine 0.2%
Maine Health & Higher Educational Facilities Auth
RB Series 2006F	a,b,c	0.42%		12/06/12	29,715,000	29,715,000

Maryland 0.4%
Maryland Community Development Admin
Housing RB Series 2006D&2007B	b,c	0.23%		07/19/12	8,995,000	8,995,000

Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health) Series E	a	0.24%		06/05/12	17,000,000	17,000,000

CP Revenue Notes (John Hopkins Health) Series E	a	0.24%		06/06/12	22,600,000	22,600,000

						48,595,000

Massachusetts 0.2%
Longmeadow
GO BAN		1.25%		10/10/12	7,000,000	7,035,871

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2008H1		0.16%		04/04/12	4,700,000	4,700,000

New Bedford
GO BAN Series C		1.50%		02/08/13	4,000,000	4,034,017

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Quincy
GO BAN		1.25%		09/14/12	12,250,000	12,300,364

						28,070,252

Minnesota 0.3%
Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1	b,c	0.25%		05/03/12	10,400,000	10,400,000

Rochester
Health Care Facilities RB (Mayo Foundation) Series 2000A		0.15%		04/26/12	8,300,000	8,300,000

Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A	a,b,c	0.37%		04/12/12	27,275,000	27,275,000

						45,975,000

Missouri 0.2%
St. Louis
General Revenue Fund TRAN Series 2011		2.00%		06/29/12	10,000,000	10,039,230

Univ of Missouri
CP Notes Series A		0.14%		04/12/12	11,500,000	11,500,000

						21,539,230

Nebraska 0.0%
Nebraska Public Power District
General RB Series 2007B		5.00%		01/01/13	5,605,000	5,803,373

Nevada 1.0%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2	a,b,c	0.34%		04/19/12	45,415,000	45,415,000

Limited Tax GO Bond Bank Bonds Series 2006	b,c	0.25%		05/03/12	17,300,000	17,300,000

Las Vegas Valley Water District
GO Limited Tax Water CP Series 2004A	b	0.16%		05/09/12	18,000,000	18,000,000

GO Limited Tax Water CP Series 2004B	b	0.15%		05/01/12	19,500,000	19,500,000

Truckee Meadows Water Auth
Water Revenue CP Series 2006B	a	0.18%		04/03/12	5,000,000	5,000,000

Water Revenue CP Series 2006B	a	0.18%		04/04/12	1,700,000	1,700,000

Water Revenue CP Series 2006B	a	0.20%		04/05/12	3,600,000	3,600,000

Water Revenue CP Series 2006B	a	0.20%		04/11/12	20,000,000	20,000,000

						130,515,000

New Jersey 0.7%
Cherry Hill Township
General & Sewer Capital BAN Series 2011		1.50%		10/17/12	12,000,000	12,070,789

East Brunswick
BAN		2.00%		04/13/12	8,225,000	8,228,261

Essex Cnty
BAN Series 2011		1.25%		09/28/12	18,500,000	18,592,510

Hudson Cnty Improvement Auth
Pooled Notes Series 2011-I1		2.00%		08/17/12	15,500,000	15,575,422

New Jersey
TRAN Series Fiscal 2012C		2.00%		06/21/12	38,000,000	38,147,060

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A	a,b,c	0.25%		05/09/12	5,280,000	5,280,000

						97,894,042

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New York 3.9%
Albany Cnty
BAN 2011		1.25%		09/21/12	20,000,000	20,073,371

Bay Shore UFSD
TAN 2011-2012		2.00%		06/22/12	15,000,000	15,058,902

Commack UFSD
BAN 2011		1.25%		09/14/12	12,711,515	12,759,137

Deer Park UFSD
TAN 2011-2012		1.25%		06/28/12	18,000,000	18,037,431

Eastport South Manor CSD
TAN 2011-2012		1.50%		06/22/12	14,000,000	14,036,057

Lindenhurst UFSD
TAN 2011-2012		1.25%		06/21/12	26,200,000	26,247,943

Metropolitan Transportation Auth
Transportation Revenue BAN Series CP2B	a	0.14%		04/16/12	19,300,000	19,300,000

New York City Municipal Water Finance Auth
CP Series 6		0.22%		05/10/12	50,000,000	50,000,000

CP Series 6		0.23%		06/07/12	10,000,000	10,000,000

Extendible CP Series 8		0.18%	05/04/12	12/14/12	70,000,000	70,000,000

New York Liberty Development Corp
Liberty Refunding RB (3 World Trade Center) Series 2011A	a	0.27%		11/08/12	50,000,000	50,000,000

New York State Power Auth
CP Series 1		0.22%	06/14/12	12/11/12	7,762,000	7,762,000

New York State Thruway Auth
General Revenue BAN Series 2011A		2.00%		07/12/12	89,800,000	90,216,087

North Hempstead
RAN 2011		1.00%		09/28/12	9,150,000	9,179,566

North Tonawanda SD
BAN 2011		1.25%		09/20/12	9,927,477	9,967,756

Port Auth of New York & New Jersey
Consolidated Bonds 131st Series		5.00%		12/15/12	1,185,000	1,224,713

CP Series B		0.17%		05/09/12	12,910,000	12,910,000

Rensselaer Cnty
GO BAN 2011		1.50%		08/17/12	15,000,000	15,051,722

Rochester
BAN Series 2011-II		1.00%		08/16/12	22,000,000	22,045,044

BAN Series 2011-III		2.00%		06/29/12	14,000,000	14,052,695

Rockville Centre UFSD
TAN 2011		1.25%		06/22/12	12,000,000	12,020,608

South Country CSD
TAN 2011		1.50%		06/28/12	15,800,000	15,832,196

Tarrytown
BAN Series 2011D		1.50%		10/19/12	8,000,000	8,053,973

						523,829,201

North Carolina 0.1%
Union Cnty
COP Series 2006	a,b,c	0.31%		04/19/12	10,265,000	10,265,000

Ohio 0.8%
Cleveland
Airport System RB Series 2000C	a,b,c	0.37%		04/12/12	31,105,000	31,105,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Cuyahoga Cnty
RB (Cleveland Clinic) Series 2004B2	b	0.14%		04/05/12	57,835,000	57,835,000

Montgomery Cnty
RB (Catholic Health Initiatives) Series 2009A	b,c	0.25%		05/09/12	20,000,000	20,000,000

						108,940,000

Oregon 0.2%
Oregon
TAN Series 2011A		2.00%		06/29/12	22,050,000	22,144,852

Pennsylvania 0.1%
Philadelphia
TRAN 2011-2012 Series A		2.00%		06/29/12	17,000,000	17,068,048

Rhode Island 0.2%
Rhode Island
GO TAN Fiscal Year 2012		2.00%		06/29/12	27,000,000	27,111,358

Tennessee 0.2%
Metro Government of Nashville & Davidson Cnty
Water & Sewer Revenue CP Series A	b	0.15%		05/01/12	12,500,000	12,500,000

Water & Sewer Revenue CP Series B	b	0.15%		05/01/12	12,500,000	12,500,000

						25,000,000

Texas 5.1%
Austin
Water & Wastewater System Refunding RB Series 2006A	b,c	0.25%		05/03/12	17,064,000	17,064,000

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2005A	a,b,c	0.25%		05/03/12	14,610,000	14,610,000

Dallas
Waterworks & Sewer System CP Notes Series B	b	0.25%		04/03/12	26,885,000	26,885,000

Waterworks & Sewer System CP Notes Series B	b	0.30%		04/09/12	10,000,000	10,000,000

Waterworks & Sewer System CP Series D	b	0.17%		05/30/12	12,000,000	12,000,000

Grapevine Industrial Development Corp
Airport RB (Singer Co) Series 1983A	a	0.60%		04/01/12	19,000,000	19,000,000

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2011A		2.00%		08/15/12	37,000,000	37,237,320

Unlimited Tax Road & Refunding Bonds Series 2006B	b,c	0.26%		04/19/12	27,330,000	27,330,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.27%		06/11/12	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.28%		07/10/12	50,000,000	50,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		09/05/12	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		10/03/12	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.28%		04/05/12	5,000,000	5,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.28%		05/03/12	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.28%		08/06/12	20,000,000	20,000,000

Houston
GO CP Notes Series E2	b	0.14%		04/05/12	15,000,000	15,000,000

Sub Lien Refunding RB Series 2011A	a,b,c	0.27%		10/11/12	19,210,000	19,210,000

Houston Combined Utility System
First Lien Refunding RB Series 2010C		5.00%		11/15/12	11,445,000	11,781,642

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Jefferson Cnty Industrial Development Corp
RB (Jefferson Refinery) Series 2010	a	0.45%		06/28/12	105,365,000	105,365,000

Lower Colorado River Auth
CP Notes Series A	b	0.15%		04/04/12	10,200,000	10,200,000

CP Notes Series A	b	0.15%		04/05/12	12,800,000	12,800,000

CP Notes Series A	b	0.17%		06/05/12	18,800,000	18,800,000

CP Notes Series A	b	0.18%		06/05/12	15,000,000	15,000,000

San Antonio
Tax & Revenue Certificates of Obligation Series 2006	b,c	0.20%		07/19/12	43,000	43,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010	b,c	0.27%		10/11/12	6,500,000	6,500,000

Texas
TRAN CP Notes Series 2011B		0.17%		08/30/12	15,000,000	15,000,000

TRAN Series 2011A		2.50%		08/30/12	25,000,000	25,233,523

Texas Municipal Power Agency
CP Notes Series 2005	a	0.19%		06/05/12	40,000,000	40,000,000

CP Notes Series 2005	a	0.24%		06/06/12	32,000,000	32,000,000

Texas Public Finance Auth
Revenue CP Notes Series 2003	b	0.15%		04/05/12	40,000,000	40,000,000

Revenue CP Notes Series 2003	b	0.15%		06/18/12	15,000,000	15,000,000

						679,059,485

Utah 0.4%
Riverton
Hospital RB (IHC Health Services) Series 2009	b,c	0.27%		10/18/12	18,695,000	18,695,000

Utah Transit Auth
Sales Tax RB Series 2008A	b,c	0.27%		10/18/12	39,310,000	39,310,000

						58,005,000

Virginia 0.0%
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2007A4		3.50%		04/01/12	3,375,000	3,375,000

Washington 0.8%
Energy Northwest
Electric Refunding RB (Project No. 1) Series 2010A		3.00%		07/01/12	100,000	100,595

Port of Seattle
Refunding RB Series 2011B		2.00%		09/01/12	2,700,000	2,718,755

Port of Tacoma
Sub Lien Revenue CP Notes Series 2002A&B	a	0.20%		04/04/12	27,000,000	27,000,000

Snohomish Cnty Public Utility District No.1
Electric System Refunding RB Series 2011		2.00%		12/01/12	5,805,000	5,869,818

Univ of Washington
General Revenue Notes Series A		0.14%		04/05/12	50,000,000	50,000,000

Washington
Motor Vehicle Fuel Tax GO Bonds Series 2012C	b,c	0.23%		06/28/12	18,780,000	18,780,000

						104,469,168

Wisconsin 0.4%
Racine USD
TRAN		1.50%		06/28/12	10,000,000	10,026,295

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Wisconsin
GO CP 2006A	b	0.14%		04/05/12	46,537,000	46,537,000

						56,563,295

Total Fixed-Rate Securities
(Cost $3,470,991,202)						3,470,991,202

Variable-Rate Securities 72.6% of net assets

Alabama 1.9%
Alabama
GO Bonds Series 2007A	b,c	0.21%		04/06/12	12,652,000	12,652,000

Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E	a	0.25%		04/06/12	11,000,000	11,000,000

M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F	a	0.25%		04/06/12	10,550,000	10,550,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006	a	0.19%		04/06/12	19,960,000	19,960,000

Municipal Funding Notes Series 2008A, 2009B&2010A	a	0.19%		04/06/12	4,055,000	4,055,000

Alabama State Univ
General Tuition & Fee RB Series 2006	a,b,c	0.17%		04/06/12	13,435,000	13,435,000

Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur) Series 2003A		0.21%		04/06/12	15,790,000	15,790,000

Hoover
GO Sewer Warrants Series 2007	a,b,c	0.17%		04/06/12	11,835,000	11,835,000

Jackson IDB
IDRB (Specialty Minerals) Series 1999	a	0.20%		04/06/12	8,200,000	8,200,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011	a	0.23%		04/06/12	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007	a	0.23%		04/06/12	5,685,000	5,685,000

Mobile Cnty IDA
RB (SSAB Alabama) Series 2010B	a	0.22%		04/06/12	40,000,000	40,000,000

Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A		0.16%		04/06/12	12,100,000	12,100,000

Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006	a,b,c	0.17%		04/06/12	10,635,000	10,635,000

Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2000		0.26%		04/06/12	15,000,000	15,000,000

Trussville
GO Warrants Series 2006A	a,b,c	0.17%		04/06/12	13,190,000	13,190,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C	a	0.21%		04/06/12	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A	a	0.21%		04/06/12	30,000,000	30,000,000

						254,087,000

Alaska 0.3%
Alaska Housing Finance Corp
Collateralized Bonds First Series 2006A2	b,c	0.35%		04/06/12	14,165,000	14,165,000

Home Mortgage RB Series 2002A	b	0.22%		04/02/12	9,100,000	9,100,000

Alaska Industrial Development & Export Auth
RB (Providence Health & Services) Series 2011A	b,c	0.20%		04/06/12	8,680,000	8,680,000

Valdez
Marine Terminal Refunding RB (BP Pipelines) Series 2003B	a,b,c	0.20%		04/06/12	3,200,000	3,200,000

						35,145,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Arizona 0.4%
Apache Cnty IDA
IDRB (Tucson Electric Power) Series 1983A	a	0.16%		04/06/12	37,000,000	37,000,000

Arizona Transportation Board
Highway Sub RB Series 2011A	b,c	0.20%		04/06/12	5,250,000	5,250,000

Maricopa Cnty IDA
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005	a	0.22%		04/06/12	6,750,000	6,750,000

Pima Cnty IDA
Pollution Control RB (Tucson Electric) Series 2009A	a,b,c	0.20%		04/06/12	9,995,000	9,995,000

						58,995,000

California 2.8%
ABAG Finance Auth
RB (Marin Country Day School) Series 2007	a	0.16%		04/06/12	10,000,000	10,000,000

Alameda Cnty IDA
RB (Aitchison Family) Series 1993A	a	0.21%		04/06/12	1,280,000	1,280,000

RB (BAT Properties) Series 1998A	a	0.62%		04/06/12	4,000,000	4,000,000

RB (Golden West Paper Converting Corp) Series 2008A	a	0.29%		04/06/12	3,315,000	3,315,000

RB (Heat & Control) Series 1995A	a	0.21%		04/06/12	3,800,000	3,800,000

California
GO Refunding Bonds	a,b,c	0.23%		04/06/12	100,000	100,000

California HFA
Home Mortgage RB Series 2008F	a	0.18%		04/06/12	2,800,000	2,800,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A	a	0.21%		04/06/12	2,855,000	2,855,000

California Pollution Control Financing Auth
Pollution Control RB (Evergreen Oil) Series 2006A	a	0.62%		04/06/12	4,830,000	4,830,000

RB (Hilmar Cheese) Series 2010	a	0.16%		04/06/12	4,410,000	4,410,000

Solid Waste Disposal RB (Athens Services) Series 2010	a	0.19%		04/06/12	7,000,000	7,000,000

Solid Waste Disposal RB (Blue Line Transfer) Series 1999A	a	0.25%		04/06/12	4,900,000	4,900,000

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A	a	0.25%		04/06/12	1,790,000	1,790,000

Solid Waste Disposal RB (EDCO Disposal) Series 1996A	a	0.22%		04/06/12	5,640,000	5,640,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A	a	0.22%		04/06/12	5,700,000	5,700,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A	a	0.32%		04/06/12	3,000,000	3,000,000

Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B	a	0.29%		04/06/12	8,255,000	8,255,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A	a	0.29%		04/06/12	1,640,000	1,640,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A	a	0.29%		04/06/12	13,555,000	13,555,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2008A	a	0.29%		04/06/12	12,205,000	12,205,000

Solid Waste Disposal RB (MarBorg Industries) Series 2000A	a	0.25%		04/06/12	2,020,000	2,020,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002	a	0.25%		04/06/12	2,735,000	2,735,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A	a	0.25%		04/06/12	2,040,000	2,040,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A	a	0.29%		04/06/12	9,790,000	9,790,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A	a	0.29%		04/06/12	275,000	275,000

Coast Community College District
GO Bonds Series 2006B	b,c	0.25%		04/06/12	6,105,000	6,105,000

Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre) Series 2006A	a	0.30%		04/06/12	24,150,000	24,150,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Delano
COP (Delano Regional Medical Center)	a	0.28%		04/06/12	11,765,000	11,765,000

East Bay Municipal Utility District
Water System Refunding RB Series 2009A2		0.20%	04/05/12	03/01/13	42,000,000	42,000,000

Eastern Municipal Water District
Refunding Revenue COP Series 2008E	b	0.15%		04/06/12	20,000,000	20,000,000

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A	a	0.19%		04/06/12	4,600,000	4,600,000

Los Angeles Cnty Metropolitan Transportation Auth
Second Sr Sales Tax RB Series 2004A	b,c	0.21%		04/02/12	10,930,000	10,930,000

Sr Sales Tax Refunding RB Series 2009A2	b	0.20%		04/02/12	8,600,000	8,600,000

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A	a,b,c	0.21%		04/06/12	19,480,000	19,480,000

Los Angeles USD
GO Refunding Bonds Series 2007A2	b,c	0.18%		04/06/12	8,425,000	8,425,000

Refunding COP Series 2008B	a	0.26%		04/06/12	13,710,000	13,710,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992	a	0.16%		04/06/12	5,600,000	5,600,000

Morgan Hill Redevelopment Agency
Tax Allocation Bonds (Ojo De Agua) Series 2008A	a	0.16%		04/06/12	14,585,000	14,585,000

Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum) Series 2000C1	a	0.17%		04/06/12	35,000	35,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009B	b	0.18%		04/06/12	15,890,000	15,890,000

Sacramento Transportation Auth
Limited Sales Tax RB Series 2009C	b	0.23%		04/06/12	40,000,000	40,000,000

Univ of California
Medical Center Pooled RB Series 2007C2	b,c	0.19%		04/06/12	7,000,000	7,000,000

						370,810,000

Colorado 1.5%
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter) Series 1997	a	0.43%		04/06/12	3,500,000	3,500,000

Colorado Educational & Cultural Facilities Auth
Refunding RB (Nature Conservancy) Series 2012		0.17%		04/06/12	9,400,000	9,400,000

Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health) Series 2010B	b,c	0.19%		04/06/12	4,035,000	4,035,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002A2	a	0.21%		04/06/12	3,960,000	3,960,000

S/F Mortgage Class I Bonds Series 2003C2	b	0.18%		04/06/12	16,290,000	16,290,000

S/F Mortgage Class I Bonds Series 2004B2	b	0.18%		04/06/12	32,290,000	32,290,000

S/F Mortgage Class I Bonds Series 2005A2	b	0.18%		04/06/12	9,000,000	9,000,000

S/F Mortgage Class I Bonds Series 2006A3	b	0.19%		04/06/12	23,000,000	23,000,000

S/F Mortgage Class I Bonds Series 2007A2	b	0.19%		04/06/12	12,000,000	12,000,000

Colorado Regional Transportation District
Sales Tax Refunding RB Series 2005A	b,c	0.21%		04/06/12	2,850,000	2,850,000

Sales Tax Refunding RB Series 2007A	b,c	0.19%		04/06/12	21,530,000	21,530,000

Colorado Springs
Hospital (Memorial Health) Refunding RB Series 2009	a,b,c	0.20%		04/06/12	6,838,000	6,838,000

Commerce City Northern Infrastructure General Improvement District
GO Bonds Series 2006	a	0.21%		04/06/12	9,825,000	9,825,000

Denver
Airport System RB Bonds Series 2008C2&C3	a,b,c	0.22%		04/06/12	20,000,000	20,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Airport System RB Series 1992G	a	0.27%		04/06/12	9,950,000	9,950,000

Univ of Colorado
Univ Enterprise Refunding & Improvement RB Series 2005A	b,c	0.17%		04/06/12	15,000,000	15,000,000

						199,468,000

Connecticut 0.4%
Connecticut Health & Educational Facilities Auth
RB (Yale Univ) Series X2		0.15%		04/06/12	49,735,000	49,735,000

District of Columbia 1.3%
District of Columbia
GO Bonds Series 2008E	a,b,c	0.29%		04/06/12	6,030,000	6,030,000

RB (American Psychological Assoc) Series 2003	a	0.34%		04/06/12	2,315,000	2,315,000

RB (KIPP DC) Series 2008	a	0.20%		04/06/12	7,685,000	7,685,000

Metropolitan Washington Airports Auth
Airport System RB Series 2003D1	a	0.25%		04/06/12	27,655,000	27,655,000

Airport System RB Series 2004B	b,c	0.29%		04/06/12	4,060,000	4,060,000

Airport System RB Series 2005A	b,c	0.25%		04/06/12	12,430,000	12,430,000

Airport System RB Series 2006B	b,c	0.25%		04/06/12	12,790,000	12,790,000

Airport System RB Series 2006B	b,c	0.29%		04/06/12	11,695,000	11,695,000

Airport System RB Series 2007B	b,c	0.27%		04/06/12	23,960,000	23,960,000

Airport System RB Series 2008A	b,c	0.27%		04/06/12	26,882,000	26,882,000

Airport System RB Series 2008A	b,c	0.36%		04/06/12	8,020,000	8,020,000

Airport System Refunding RB Series 2003A	b,c	0.27%		04/06/12	9,280,000	9,280,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A	a,b,c	0.17%		04/06/12	19,945,000	19,945,000

						172,747,000

Florida 4.3%
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts) Series 1995	a	0.20%		04/06/12	1,900,000	1,900,000

Broward County Housing Finance Authority
M/F Housing RB (Sawgrass Pines Apts) Series 1993A	a	0.21%		04/06/12	12,000,000	12,000,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A	a	0.18%		04/06/12	3,800,000	3,800,000

Florida Housing Finance Corp
Housing RB (Caribbean Key Apts) Series 1996F	a	0.21%		04/06/12	280,000	280,000

Housing RB (Heritage Pointe Apts) Series 1999I-1	a	0.21%		04/06/12	10,830,000	10,830,000

Housing RB (Tiffany Club Apts) Series 1996P	a	0.21%		04/06/12	6,250,000	6,250,000

Housing RB (Timberline Apts) Series 1999P	a	0.21%		04/06/12	6,335,000	6,335,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H	a	0.22%		04/06/12	3,295,000	3,295,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H	a	0.22%		04/06/12	7,800,000	7,800,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1	a	0.22%		04/06/12	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F	a	0.22%		04/06/12	6,200,000	6,200,000

M/F Mortgage RB (Spring Haven Apts) Series 2006G	a	0.22%		04/06/12	3,860,000	3,860,000

M/F Mortgage RB (Wellesley Apts) Series 2003O	a	0.25%		04/06/12	12,185,000	12,185,000

Florida Ports Financing Commission
Refunding RB Series 2011B	b,c	0.25%		04/06/12	4,400,000	4,400,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2003B	b,c	0.22%		04/06/12	7,000,000	7,000,000

Public Education Capital Outlay Bonds Series 2006B	b,c	0.17%		04/06/12	43,805,000	43,805,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Public Education Capital Outlay Bonds Series 2007B&C	b,c	0.20%		04/06/12	5,680,000	5,680,000

Fort Pierce Redevelopment Agency
Redevelopment RB Series 2006	a,b,c	0.21%		04/06/12	3,885,000	3,885,000

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A	b,c	0.27%		04/06/12	5,635,000	5,635,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2006C&G	b,c	0.21%		04/06/12	2,500,000	2,500,000

Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A	a,b,c	0.21%		04/06/12	9,565,000	9,565,000

Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005	a	0.22%		04/06/12	20,670,000	20,670,000

M/F Housing RB (Meridian Pointe Apts) Series 2005	a	0.27%		04/06/12	6,485,000	6,485,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000	a	0.47%		04/06/12	600,000	600,000

Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007	a,b,c	0.23%		04/06/12	11,060,000	11,060,000

Jacksonville
Sales Tax Refunding RB Series 2012	a,b,c	0.20%		04/06/12	5,365,000	5,365,000

Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal HS) Series 2002	a	0.33%		04/06/12	2,650,000	2,650,000

JEA
Electric System RB Series Three 2008A	b	0.16%		04/06/12	9,800,000	9,800,000

Miami-Dade Cnty
Water & Sewer System RB Series 2010	b,c	0.22%		04/06/12	8,185,000	8,185,000

Water & Sewer System RB Series 2010	b,c	0.26%		04/06/12	17,990,000	17,990,000

Water & Sewer System RB Series 2010	b,c	0.29%		04/06/12	2,735,000	2,735,000

Miami-Dade Cnty Expressway Auth
Toll System RB Series 2006	a,b,c	0.20%		04/06/12	35,000,000	35,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.20%		04/06/12	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B		0.20%		04/06/12	20,230,000	20,230,000

IDRB (Tarmac America) Series 2004	a	0.29%		04/06/12	2,600,000	2,600,000

RB (Gulliver Schools) Series 2000	a	0.32%		04/06/12	8,800,000	8,800,000

Ocean Highway & Port Auth
RB Series 1990	a	0.25%		04/06/12	8,700,000	8,700,000

Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999	a	0.25%		04/06/12	15,000,000	15,000,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A	a	0.18%		04/06/12	12,230,000	12,230,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H	a	0.21%		04/06/12	7,670,000	7,670,000

M/F Housing RB (Laurel Oaks Apts) Series 2007G	a	0.21%		04/06/12	8,310,000	8,310,000

M/F Housing RB (Lee Vista Club Apts) Series 2004A	a	0.21%		04/06/12	14,600,000	14,600,000

M/F Housing RB (Mystic Cove Apts) Series 2002E	a	0.21%		04/06/12	8,640,000	8,640,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A	a	0.21%		04/06/12	9,300,000	9,300,000

Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007	a	0.20%		04/06/12	9,075,000	9,075,000

Orlando Utilities Commission
Utility System Refunding RB Series 2011A	d	0.30%		10/26/12	10,000,000	10,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A	a,b,c	0.20%		04/06/12	25,000,000	25,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995	a	0.24%		04/06/12	2,500,000	2,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Palm Beach Cnty HFA
M/F Housing Refunding RB (Spinnaker Landing Apts) Series 1998	a	0.23%		04/06/12	2,045,000	2,045,000

Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009A	a,b,c	0.19%		04/06/12	4,545,000	4,545,000

Refunding RB Series 2011	b,c	0.19%		04/06/12	8,000,000	8,000,000

Pinellas Cnty Educational Facility Auth
Refunding RB (Shorecrest Preparatory School) Series 2007	a	0.18%		04/06/12	9,010,000	9,010,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011	a	0.19%		04/06/12	10,250,000	10,250,000

M/F Housing RB (Greenwood Apts) Series 2002A	a	0.45%		04/06/12	3,440,000	3,440,000

Pinellas Cnty Industry Council
RB (Operation Par) Series 1999	a	0.35%		04/06/12	1,355,000	1,355,000

Polk Cnty
Utility System RB Series 2004A	a,b,c	0.20%		04/06/12	5,000,000	5,000,000

South Florida Water Management District
COP Series 2006	b,c	0.21%		04/06/12	9,760,000	9,760,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007	b,c	0.19%		04/06/12	20,000,000	20,000,000

St. Johns Cnty
Water & Sewer Refunding RB Series 2006	a,b,c	0.17%		04/06/12	10,810,000	10,810,000

						565,140,000

Georgia 1.4%
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999	a	0.55%		04/06/12	8,840,000	8,840,000

Atlanta Urban Residential Finance Auth
M/F Housing RB (Capitol Gateway Apts) Series 2005	a	0.22%		04/06/12	2,825,000	2,825,000

M/F Housing RB (M St Apts) Series 2003	a	0.24%		04/06/12	21,000,000	21,000,000

M/F Housing RB (New Community at East Lake) Series 1996	a	0.55%		04/06/12	5,600,000	5,600,000

Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.25%		04/06/12	5,000,000	5,000,000

Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997	a	0.22%		04/06/12	10,595,000	10,595,000

Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002	a	0.19%		04/06/12	3,615,000	3,615,000

DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001	a	0.35%		04/06/12	7,200,000	7,200,000

East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003	a	0.25%		04/06/12	12,525,000	12,525,000

Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts) Series 2008A	a	0.19%		04/06/12	8,900,000	8,900,000

Georgia
GO Refunding Bonds Series 2005B	b,c	0.21%		04/06/12	8,000,000	8,000,000

Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts) Series 2004	a	0.19%		04/06/12	7,500,000	7,500,000

Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002	a	0.21%		04/06/12	7,200,000	7,200,000

Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005	a	0.25%		04/06/12	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008	a	0.22%		04/06/12	6,300,000	6,300,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Municipal Electric Auth of Georgia
Sub Bonds Series 2008B	a	0.17%		04/06/12	21,605,000	21,605,000

Private Colleges & Universities Auth
RB (Emory Univ) Series 2011A	b,c	0.20%		04/06/12	4,865,000	4,865,000

Summerville Development Auth
RB (Image Industries) Series 1997	a,c	0.29%		04/06/12	11,000,000	11,000,000

Webster Cnty IDA
IDRB (Tolleson Lumber) Series 1999	a	0.30%		04/06/12	2,400,000	2,400,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007	a	0.55%		04/06/12	7,780,000	7,780,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B	a	0.19%		04/06/12	3,300,000	3,300,000

						180,350,000

Hawaii 0.1%
Honolulu
GO Bonds Series 2005AC&D	b,c	0.21%		04/06/12	8,400,000	8,400,000

Wastewater System RB Sr Series 2011A	b,c	0.20%		04/06/12	5,690,000	5,690,000

						14,090,000

Idaho 0.2%
Lemhi Cnty Industrial Development Corp
Recovery Zone Facility RB (Formation Capital Corp) Series 2010	a	0.24%		04/06/12	32,000,000	32,000,000

Illinois 4.6%
Aurora
Collateralized S/F Mortgage RB Series 2007D1	b,c	0.27%		04/06/12	10,355,000	10,355,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997	a	0.21%		04/06/12	4,415,000	4,415,000

Chicago
General Airport (O’Hare) Third Lien RB Series 2005D	a	0.19%		04/06/12	50,000,000	50,000,000

GO Bonds (City Colleges of Chicago) Series 1999	b,c	0.26%		04/06/12	8,075,000	8,075,000

GO Project & Refunding Bonds Series 2005D1	a	0.17%		04/02/12	15,000,000	15,000,000

GO Project & Refunding Bonds Series 2005D2	a	0.17%		04/02/12	15,000,000	15,000,000

GO Project & Refunding Bonds Series 2006A	b,c	0.26%		04/06/12	15,975,000	15,975,000

GO Project & Refunding Bonds Series 2007A	b,c	0.22%		04/06/12	7,990,000	7,990,000

GO Refunding Bonds Series 2008A	b,c	0.21%		04/06/12	21,780,000	21,780,000

M/F RB (Lincoln Village Sr Apts) Series 2006	a	0.22%		04/06/12	5,117,000	5,117,000

Wastewater Transmission Refunding Second Lien RB Series 2006A&B	a,b,c	0.17%		04/06/12	22,475,000	22,475,000

Chicago Board of Education
Unlimited Tax GO Refunding Bonds Series 2008C	b,c	0.20%		04/06/12	16,480,000	16,480,000

Chicago Transit Auth
Sales Tax Receipts RB Series 2011	b,c	0.21%		04/06/12	8,980,000	8,980,000

Cook Cnty
RB (Catholic Theological Union) Series 2005	a	0.21%		04/06/12	2,480,000	2,480,000

East Dundee
IDRB (Otto Engineering) Series 1998	a	0.55%		04/06/12	885,000	885,000

Illinois
Sales Tax RB Series October 2011	b,c	0.20%		04/06/12	22,800,000	22,800,000

Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010	a	0.20%		04/06/12	8,460,000	8,460,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A	a	0.20%		04/06/12	6,165,000	6,165,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (New Vistas II Apts) Series 2004	a	0.22%		04/06/12	8,500,000	8,500,000

Pollution Control RB (A.E. Staley Manufacturing) Series 1985	a	0.27%		04/06/12	7,500,000	7,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989	a	0.19%		04/06/12	32,000,000	32,000,000

RB (Catholic Charities Housing) Series 1993A	a	0.19%		04/06/12	9,160,000	9,160,000

RB (Catholic Charities Housing) Series 1993B	a	0.19%		04/06/12	910,000	910,000

RB (Chicago Academy of Sciences) Series 1998	a	0.19%		04/06/12	5,480,000	5,480,000

RB (F.C. Harris Pavilion) Series 1994	a	0.19%		04/06/12	21,410,000	21,410,000

RB (Korex) Series 1990	a	0.48%		04/06/12	4,000,000	4,000,000

RB (Lake Forest Academy) Series 1994	a	0.19%		04/06/12	4,000,000	4,000,000

RB (Lake Forest College) Series 2008	a	0.19%		04/06/12	2,500,000	2,500,000

RB (Northwestern Memorial Hospital) Series 2007A1	b	0.19%		04/06/12	45,000,000	45,000,000

RB (Northwestern Memorial Hospital) Series 2009A	b,c	0.19%		04/06/12	6,000,000	6,000,000

RB (Regency Park at Lincolnwood) Series 1991B	a,b,c	0.19%		04/06/12	17,370,000	17,370,000

RB (Rest Haven Christian Services) Series 2004B	a	0.42%		04/06/12	2,845,000	2,845,000

RB (Richard H. Driehaus Museum) Series 2005	a	0.19%		04/06/12	3,800,000	3,800,000

RB (St. Ignatius College Prep) Series 2002	a	0.19%		04/06/12	2,800,000	2,800,000

RB (Univ of Chicago) Series 2012A	b,c	0.20%		04/06/12	8,375,000	8,375,000

Refunding RB (North Shore Univ Health System) Series 2010	b,c	0.19%		04/06/12	3,000,000	3,000,000

Illinois Housing Development Auth
Homeowner Mortgage RB Series 2006A2	b,c	0.23%		04/06/12	17,380,000	17,380,000

M/F Housing RB (Spring Creek Towers) Series 2004	a	0.35%		04/06/12	5,600,000	5,600,000

Illinois Regional Transportation Auth
GO Bonds Series 2002A	a,b,c	0.19%		04/06/12	9,325,000	9,325,000

GO Bonds Series 2005A	b,c	0.19%		04/06/12	28,520,000	28,520,000

GO Bonds Series 2006A	b,c	0.21%		04/06/12	12,680,000	12,680,000

Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Refunding Bonds Series May 2006	b,c	0.25%		04/06/12	15,485,000	15,485,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998	a	0.20%		04/06/12	5,000,000	5,000,000

Rockford
IDRB (Rockford Industrial Welding Supply) Series 1996	a	0.45%		04/06/12	2,000,000	2,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004	a	0.24%		04/06/12	6,860,000	6,860,000

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994	a	0.19%		04/06/12	15,550,000	15,550,000

Univ of Illinois
Auxiliary Facilities System RB Series 2005A	b,c	0.25%		04/06/12	11,265,000	11,265,000

Auxiliary Facilities System RB Series 2006	b,c	0.23%		04/06/12	24,660,000	24,660,000

Upper Illinois River Valley Development Auth
M/F Housing RB (Morris Supportive Living) Series 2007	a	0.33%		04/06/12	4,000,000	4,000,000

Will Cnty Community HSD No. 210
GO School Bonds (Lincoln-Way) Series 2006	b,c	0.26%		04/06/12	7,410,000	7,410,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005	a,b,c	0.19%		04/06/12	15,985,000	15,985,000

						608,802,000

Indiana 1.0%
Columbia City
RB (Precision Plastics) Series 1997	a	0.48%		04/06/12	1,200,000	1,200,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Indiana Finance Auth
IDRB (Big Sky Park) Series 1999	a	0.95%		04/06/12	2,700,000	2,700,000

Refunding RB (Duke Energy Indiana) Series 2009A3	a	0.16%		04/06/12	5,425,000	5,425,000

Refunding RB (Duke Energy Indiana) Series 2009A5	a	0.16%		04/02/12	4,580,000	4,580,000

Refunding RB (Trinity Health) Series 2008D2		0.15%		04/06/12	29,305,000	29,305,000

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2006A2	b	0.20%		04/06/12	29,170,000	29,170,000

S/F Mortgage RB Series 2006D1	b,c	0.32%		04/06/12	3,410,000	3,410,000

S/F Mortgage RB Series 2007A	b,c	0.30%		04/06/12	3,910,000	3,910,000

Indiana Municipal Power Agency
Power Supply System RB Series 2006A	a,b,c	0.21%		04/06/12	9,685,000	9,685,000

Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients Americas) Series 2006	a	0.39%		04/06/12	24,200,000	24,200,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A	a	0.18%		04/06/12	8,500,000	8,500,000

Pollution Control Refunding RB (American Electric Power) Series 1995B	a	0.18%		04/06/12	8,500,000	8,500,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C	a	0.88%		04/06/12	2,130,000	2,130,000

						132,715,000

Iowa 1.1%
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006	a	0.22%		04/06/12	11,370,000	11,370,000

Midwestern Disaster Area RB (Archer Daniels Midland) Series 2011		0.19%		04/06/12	17,000,000	17,000,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.24%		04/06/12	30,000,000	30,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.24%		04/06/12	25,000,000	25,000,000

RB (Edgewater) Series 2007C	a	0.42%		04/06/12	10,000,000	10,000,000

RB (Edgewater) Series 2007E	a	0.42%		04/06/12	5,955,000	5,955,000

Refunding RB (Trinity Health) Series 2000D		0.17%		04/06/12	38,400,000	38,400,000

Solid Waste Disposal RB (MidAmerican Energy) Series 2008A		0.22%		04/06/12	11,000,000	11,000,000

						148,725,000

Kansas 0.2%
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B	a	0.22%		04/06/12	9,285,000	9,285,000

Wyandotte Cnty & Kansas City Unified Government
Utility System Refunding RB Series 2004	a,b,c	0.20%		04/06/12	20,730,000	20,730,000

						30,015,000

Kentucky 0.6%
Boone Cnty
Pollution Control Refunding RB (Duke Energy Kentucky) Series 2010	a	0.17%		04/06/12	5,220,000	5,220,000

Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp) Series 2000	a	0.24%		04/06/12	15,790,000	15,790,000

Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A	a	0.20%		04/06/12	13,925,000	13,925,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Catholic Health Initiatives) Series 2011B1	d	0.29%		10/26/12	10,680,000	10,680,000

RB (Catholic Health Initiatives) Series 2011B2	d	0.29%		10/26/12	14,720,000	14,720,000

Kentucky Housing Corp
Conduit M/F Housing RB (Highlands Court Apts) Series 2007	a	0.20%		04/06/12	3,800,000	3,800,000

Housing RB Series 2005B	b	0.19%		04/06/12	1,600,000	1,600,000

Housing RB Series 2005H	b	0.19%		04/06/12	4,385,000	4,385,000

Housing RB Series 2006I	b	0.19%		04/06/12	4,750,000	4,750,000

Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2001A	a,b,c	0.20%		04/06/12	4,870,000	4,870,000

Richmond
IDRB (Mikron) Series 1995	a	0.69%		04/06/12	800,000	800,000

						80,540,000

Louisiana 1.3%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.32%		04/06/12	15,000,000	15,000,000

East Baton Rouge Parish IDB
Solid Waste Disposal RB (Georgia-Pacific Corp) Series 2004	a	0.19%		04/06/12	7,100,000	7,100,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009	a	0.19%		04/06/12	8,795,000	8,795,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007	a	0.25%		04/06/12	14,900,000	14,900,000

M/F Housing RB (Lapalco Court Apts) Series 2007	a	0.25%		04/06/12	6,400,000	6,400,000

Louisiana Local Government Environmental Facilities & Community Development Auth
Healthcare Facilities Refunding RB (St. James Place of Baton Rouge) Series 2007A	a	0.36%		04/06/12	11,520,000	11,520,000

Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008	a	0.19%		04/02/12	19,375,000	19,375,000

New Orleans IDB
M/F Housing RB (3700 Orleans) Series 2000	a	0.22%		04/06/12	29,000,000	29,000,000

St. James Parish
RB (Nucor Steel) Series 2010A1		0.18%		04/06/12	20,000,000	20,000,000

RB (Nucor Steel) Series 2010B1		0.20%		04/06/12	18,000,000	18,000,000

RB (NuStar Logistics) Series 2011	a	0.18%		04/06/12	25,000,000	25,000,000

						175,090,000

Maryland 0.4%
Baltimore Cnty
GO Bonds (Metropolitan District) 74th Issue	b,c	0.20%		04/06/12	7,130,000	7,130,000

Maryland Community Development Admin
M/F Development RB (Shakespeare Park Apts) Series 2008B	a	0.20%		04/06/12	7,200,000	7,200,000

Residential RB Series 2004I	b	0.22%		04/06/12	17,000,000	17,000,000

Residential RB Series 2007D	b,c	0.25%		04/06/12	5,635,000	5,635,000

Maryland Economic Development Corp
Lease RB Series 2003	b,c	0.28%		04/06/12	7,345,000	7,345,000

Maryland Health & Higher Educational Facilities Auth
RB (MedStar Health) Series 2007	a,b,c	0.20%		04/06/12	5,000,000	5,000,000

						49,310,000

Massachusetts 1.7%
Massachusetts
GO Consolidated Loan Series 2005A	b,c	0.18%		04/06/12	5,970,000	5,970,000

GO Refunding Bonds Series 1997B	b	0.20%		04/06/12	5,000,000	5,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds Series 2001C	b	0.17%		04/06/12	17,350,000	17,350,000

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	d	0.28%		10/26/12	6,000,000	6,000,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A	a	0.25%		04/06/12	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B	a	0.38%		04/06/12	1,565,000	1,565,000

M/F Housing RB (Archstone Reading Apts) Series 2004A	a	0.22%		04/06/12	12,560,000	12,560,000

RB (CIL Realty) Series 2011	a	0.19%		04/06/12	12,110,000	12,110,000

RB (Harvard Univ) Series 2010B2	b,c	0.19%		04/06/12	1,000,000	1,000,000

RB (Harvard Univ) Series 2010B2	b,c	0.25%		04/06/12	6,250,000	6,250,000

Resource Recovery RB (Waste Management) Series 1999	a	0.25%		04/06/12	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.15%		04/06/12	12,860,000	12,860,000

RB (Harvard Univ) Series 2005C	b,c	0.21%		04/02/12	10,800,000	10,800,000

RB (Partners HealthCare) Series 2010J1	b,c	0.19%		04/06/12	3,000,000	3,000,000

RB (Tufts Univ) Series 2008N1	b	0.18%		04/02/12	25,000,000	25,000,000

RB (Worcester Campus - UMass) Series 2005D	a,b,c	0.19%		04/06/12	165,000	165,000

Massachusetts HFA
Housing Bonds Series 2005D	b,c	0.24%		04/06/12	8,890,000	8,890,000

Housing Bonds Series 2007A&C	b,c	0.27%		04/06/12	9,225,000	9,225,000

Housing Bonds Series 2010B	b,c	0.23%		04/06/12	7,500,000	7,500,000

Housing Bonds Series 2010C	b,c	0.27%		04/06/12	3,300,000	3,300,000

S/F Housing RB Series 122	b,c	0.28%		04/06/12	20,415,000	20,415,000

Massachusetts School Building Auth
GO Dedicated Sales Tax Bonds Series 2005A	b,c	0.18%		04/06/12	1,720,000	1,720,000

GO Dedicated Sales Tax Bonds Series 2005A	b,c	0.19%		04/06/12	11,770,000	11,770,000

GO Dedicated Sales Tax Bonds Series 2007A	b,c	0.19%		04/06/12	2,330,000	2,330,000

GO Sr Dedicated Sales Tax Bonds Series 2011B	b,c	0.19%		04/06/12	2,680,000	2,680,000

Sr Dedicated Sales Tax Bonds Series 2011B	b,c	0.20%		04/06/12	2,875,000	2,875,000

Massachusetts Water Resources Auth
General Refunding RB Series 2005A	b,c	0.29%		04/06/12	2,325,000	2,325,000

General Refunding RB Series 2005B	b,c	0.19%		04/06/12	1,600,000	1,600,000

General Refunding RB Series 2007B	b,c	0.18%		04/06/12	2,520,000	2,520,000

General Refunding RB Series 2010B	b,c	0.19%		04/06/12	5,985,000	5,985,000

Univ of Massachusetts Building Auth
Refunding RB Sr Series 2011-2	d	0.28%		10/26/12	6,450,000	6,450,000

						230,215,000

Michigan 2.3%
Hennepin Cnty HRA
M/F Housing RB (City Apts at Loring Park) Series 2001	a	0.23%		04/06/12	9,250,000	9,250,000

Michigan Finance Auth
Hospital Refunding RB (Trinity Health) Series 2011MI	b,c	0.20%		04/06/12	2,400,000	2,400,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A	b	0.22%		04/06/12	38,950,000	38,950,000

Rental Housing RB Series 2002B	b	0.18%		04/06/12	11,775,000	11,775,000

Rental Housing RB Series 2005A	b	0.18%		04/06/12	33,335,000	33,335,000

Rental Housing RB Series 2006D	b,c	0.36%		04/06/12	2,808,000	2,808,000

Rental Housing RB Series 2006D	b,c	0.39%		04/06/12	4,675,000	4,675,000

Rental Housing RB Series 2008C	b	0.19%		04/06/12	13,810,000	13,810,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Rental Housing RB Series 2008D	b	0.19%		04/06/12	60,985,000	60,985,000

S/F Mortgage RB Series 2007F	b	0.21%		04/06/12	78,000,000	78,000,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985	a	0.35%		04/06/12	7,100,000	7,100,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	d	0.28%		10/26/12	15,865,000	15,865,000

Michigan State Strategic Fund
Limited Obligation RB (American Cancer Society) Series 2000	a	0.24%		04/06/12	1,875,000	1,875,000

Limited Obligation RB (Metaltec Steel Abrasive) Series 2006	a	0.29%		04/06/12	1,560,000	1,560,000

Limited Obligation RB (Mibelloon Dairy) Series 2006	a	0.22%		04/06/12	3,000,000	3,000,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004	a	0.20%		04/06/12	13,150,000	13,150,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005	a	0.20%		04/06/12	4,370,000	4,370,000

Oakland Cnty
Limited Obligation RB (Husky Envelope Products) Series 1999	a	0.30%		04/06/12	270,000	270,000

						303,178,000

Minnesota 1.3%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009	a	0.20%		04/06/12	19,350,000	19,350,000

Eden Prairie
M/F Housing RB Series 2003A	a	0.37%		04/06/12	17,500,000	17,500,000

M/F Housing Refunding RB Series 2005A	a	0.40%		04/06/12	2,540,000	2,540,000

Hennepin Cnty HRA
M/F Housing Refunding RB (Stone Arch Apts) Series 2002	a	0.22%		04/06/12	2,800,000	2,800,000

Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000	a	0.40%		04/06/12	2,300,000	2,300,000

Minneapolis
M/F Housing RB (Gateway Real Estate) Series 2002	a	0.24%		04/06/12	4,175,000	4,175,000

RB (Fairview Health Services) Series 2008C&D	a,b,c	0.26%		04/02/12	10,000,000	10,000,000

Minnesota HFA
Residential Housing Finance Bonds Series 2003B	b	0.20%		04/06/12	11,800,000	11,800,000

Residential Housing Finance Bonds Series 2005I	b	0.24%		04/06/12	28,505,000	28,505,000

Residential Housing Finance Bonds Series 2005M	b	0.20%		04/06/12	38,540,000	38,540,000

Residential Housing Finance Bonds Series 2006G	b,c	0.25%		04/06/12	4,490,000	4,490,000

Residential Housing Finance Bonds Series 2009F	b	0.19%		04/06/12	10,975,000	10,975,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A	a	0.24%		04/06/12	2,915,000	2,915,000

St. Paul & Ramsey Cnty Housing & Redevelopment Auth
M/F Housing RB Series 2003	a	0.37%		04/06/12	11,705,000	11,705,000

						167,595,000

Mississippi 0.8%
Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving) Series 1999	a	0.26%		04/06/12	5,000,000	5,000,000

Industrial Development RB (Chevron) Series 2011D		0.20%		04/02/12	20,300,000	20,300,000

RB (Chevron USA) Series 2007E		0.19%		04/02/12	23,530,000	23,530,000

RB (PSL North America) Series 2007A	a	0.21%		04/06/12	40,000,000	40,000,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2	a	0.25%		04/06/12	5,000,000	5,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B1	b,c	0.25%		04/06/12	2,961,000	2,961,000

S.M. Educational Building Auth
RB (Athletics Facilities) Series 2007	b,c	0.30%		04/06/12	9,610,000	9,610,000

						106,401,000

Missouri 0.8%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004	a	0.24%		04/06/12	8,200,000	8,200,000

Kansas City IDA
M/F Housing RB (Timberlane Village Apts) Series 1986	a	0.22%		04/06/12	18,400,000	18,400,000

Missouri Development Finance Board
Air Cargo Facility Refunding RB (St. Louis Air Cargo Services) Series 2000	a	0.20%		04/06/12	14,000,000	14,000,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A	a	0.22%		04/06/12	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B	a	0.23%		04/06/12	4,500,000	4,500,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A	a	1.65%		04/06/12	1,100,000	1,100,000

M/F Housing RB (Black Forest Apts) Series 1997	a	0.22%		04/06/12	4,000,000	4,000,000

M/F Housing RB (Southwest Crossing) Series 2001	a	0.22%		04/06/12	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995	a	0.22%		04/06/12	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A	a	0.22%		04/06/12	20,475,000	20,475,000

Washington IDA
IDRB (Pauwels Transformers) Series 1995	a	0.52%		04/06/12	1,200,000	1,200,000

						104,410,000

Nebraska 0.7%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008	a,b,c	0.24%		04/06/12	5,265,000	5,265,000

Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008	a	0.22%		04/06/12	8,950,000	8,950,000

S/F Housing RB Series 2006F	b,c	0.25%		04/06/12	2,185,000	2,185,000

Omaha Public Power District
Electric System RB Series 2005A	a,b,c	0.20%		04/06/12	22,135,000	22,135,000

Electric System RB Series 2006A	b,c	0.23%		04/06/12	10,015,500	10,015,500

Stanton Cnty
IDRB (Nucor Corp) Series 1996		0.21%		04/06/12	19,300,000	19,300,000

Univ of Nebraska
RB (Omaha Student Facilities) Series 2007	b,c	0.26%		04/06/12	7,595,000	7,595,000

Washington Cnty
IDRB (Cargill) Series 2010		0.24%		04/06/12	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.24%		04/06/12	10,000,000	10,000,000

						92,445,500

Nevada 1.1%
Clark Cnty
Airport System Sub Lien RB Series 2011B2	a	0.18%		04/06/12	29,000,000	29,000,000

Economic Development Refunding RB (Bishiop Gorman HS) Series 2011	a	0.20%		04/06/12	8,000,000	8,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Clark Cnty SD
Limited Tax GO Bonds Series 2006B	b,c	0.24%		04/06/12	14,630,000	14,630,000

Las Vegas
Limited Tax GO Bonds Series 2006B	b,c	0.17%		04/06/12	24,615,000	24,615,000

Nevada Dept of Business & Industry
RB (LVE Energy Partners) Series 2007	a	0.21%		04/06/12	9,555,000	9,555,000

Nevada Housing Division
M/F Housing RB (Banbridge Apts) Series 2000A	a	0.23%		04/06/12	3,960,000	3,960,000

M/F Housing RB (Silver Pines Apts) Series 2002A	a	0.19%		04/06/12	10,800,000	10,800,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A	a	0.19%		04/06/12	13,770,000	13,770,000

M/F Housing Refunding RB (Oakmont) Series 2002	a	0.23%		04/06/12	4,350,000	4,350,000

Multi-Unit Housing RB (Southwest Village Apts) Series 2005	a	0.19%		04/06/12	17,000,000	17,000,000

Nevada System of Higher Education
Univ RB Series 2005B	b,c	0.30%		04/06/12	10,555,000	10,555,000

						146,235,000

New Hampshire 0.2%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008	a	0.18%		04/06/12	11,345,000	11,345,000

RB (St. Anselm College) Series 2008	a	0.19%		04/06/12	19,800,000	19,800,000

						31,145,000

New Jersey 0.8%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007	a	0.25%		04/06/12	5,860,000	5,860,000

RB (Hamilton Industrial Development) Series 1998	a	0.35%		04/06/12	3,275,000	3,275,000

RB (Research & Manufacturing Corp of America) Series 2006	a	0.35%		04/06/12	3,210,000	3,210,000

Thermal Energy Facilities RB (Marina Energy) Series 2006A	a	0.22%		04/06/12	5,465,000	5,465,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K	a,b,c	0.19%		04/06/12	10,000,000	10,000,000

New Jersey Educational Facilities Auth
Refunding RB (Princeton Univ) Series 2005A&2007E	b,c	0.18%		04/06/12	1,320,000	1,320,000

New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2005O	b	0.19%		04/06/12	16,400,000	16,400,000

S/F Housing RB Series 2005Q	b	0.17%		04/06/12	10,735,000	10,735,000

S/F Housing RB Series 2008Z	b	0.18%		04/06/12	37,580,000	37,580,000

New Jersey State Higher Education Assistance Auth
Student Loan RB Series 2010A2	b,c	0.32%		04/06/12	16,000,000	16,000,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C	a,b,c	0.23%		04/06/12	695,000	695,000

						110,540,000

New Mexico 0.4%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008	a	0.29%		04/06/12	7,500,000	7,500,000

New Mexico Educational Assistance Foundation
Education Loan Bonds Sr Series 2003A1	a	0.20%		04/06/12	10,150,000	10,150,000

Education Loan Bonds Sr Series 2003A2	a	0.20%		04/06/12	7,850,000	7,850,000

New Mexico Finance Auth
State Transportation Refunding Sub Lien RB Series 2008A1	a	0.15%		04/06/12	11,200,000	11,200,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2009A	b,c	0.20%		04/06/12	10,615,000	10,615,000

						47,315,000

New York 5.1%
Bethlehem IDA
RB (467 Delaware Ave) Series 2003A	a	0.18%		04/06/12	5,900,000	5,900,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B1	a	0.16%		04/06/12	10,000,000	10,000,000

Transportation Refunding RB Series 2002G1	a	0.16%		04/06/12	10,000,000	10,000,000

New Rochelle IDA
IDRB (West End Phase I Facility) Series 2006	a	0.54%		04/06/12	4,145,000	4,145,000

New York City
GO Bonds Fiscal 1994 Series A7	a	0.20%		04/02/12	25,000	25,000

GO Bonds Fiscal 2009 Series H1	b,c	0.19%		04/06/12	5,000,000	5,000,000

GO Bonds Fiscal 2012 Series D1	b,c	0.16%		04/06/12	4,000,000	4,000,000

New York City Housing Development Corp
M/F Housing RB Series 2010B	b,c	0.21%		04/06/12	3,835,000	3,835,000

M/F Mortgage RB (101 Ave D Apts) Series 2010A	a	0.26%		04/06/12	10,000,000	10,000,000

New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007	a	0.22%		04/06/12	40,000,000	40,000,000

Liberty RB (F.C. Hanson Office Assoc) Series 2004	a	0.16%		04/06/12	10,395,000	10,395,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2006 Series B	b,c	0.19%		04/06/12	3,000,000	3,000,000

Water & Sewer System RB Fiscal 2009 Series AA	b,c	0.19%		04/06/12	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2012 Series A1	b	0.20%		04/02/12	11,295,000	11,295,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1	b,c	0.20%		04/06/12	7,385,000	7,385,000

Building Aid RB Fiscal 2009 Series S5	a,b,c	0.20%		04/06/12	2,435,000	2,435,000

Future Tax Secured Sub Bonds Fiscal 2012 Series D1	b,c	0.20%		04/06/12	9,325,000	9,325,000

Recovery Bonds Fiscal 2003 Series 2C	b	0.16%		04/06/12	6,675,000	6,675,000

New York State Dormitory Auth
RB (Mount St. Mary College) Series 2005	a	0.18%		04/06/12	21,455,000	21,455,000

State Personal Income Tax RB Series 2006D	b,c	0.19%		04/06/12	10,500,000	10,500,000

New York State Energy Research & Development Auth
Electric Facilities RB (Long Island Lighting Co) Series 1997A	a	0.20%		04/06/12	24,880,000	24,880,000

Facilities RB Series 2004C3	a	0.21%		04/06/12	27,000,000	27,000,000

New York State HFA
Housing RB (1500 Lexington Ave) Series 2002A	a	0.18%		04/06/12	33,600,000	33,600,000

Housing RB (1501 Lexington Ave) Series 2000A	a	0.17%		04/06/12	6,700,000	6,700,000

Housing RB (2180 Broadway) Series 2011A	a	0.20%		04/06/12	7,000,000	7,000,000

Housing RB (Clinton Park Phase II) Series 2011A1	a	0.16%		04/06/12	21,000,000	21,000,000

Housing RB (Clinton Park Phase II) Series 2011A2	a	0.15%		04/06/12	12,000,000	12,000,000

Housing RB (Ocean Park Apts) Series 2005A	a	0.17%		04/06/12	13,330,000	13,330,000

Housing RB (The Helena) Series 2004A	a	0.17%		04/06/12	52,950,000	52,950,000

Housing RB (Worth St) Series 2001A	a	0.17%		04/06/12	37,100,000	37,100,000

New York State Mortgage Agency
Homeowner Mortgage RB Series 106	b,c	0.24%		04/06/12	4,500,000	4,500,000

Homeowner Mortgage RB Series 115	b	0.19%		04/06/12	8,750,000	8,750,000

Homeowner Mortgage RB Series 129	b	0.22%		04/06/12	17,000,000	17,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Homeowner Mortgage RB Series 137	b,c	0.24%		04/06/12	2,690,000	2,690,000

Homeowner Mortgage RB Series 139	b	0.21%		04/02/12	10,500,000	10,500,000

Homeowner Mortgage RB Series 145&148	b,c	0.28%		04/06/12	2,660,000	2,660,000

Homeowner Mortgage RB Series 150	b	0.24%		04/02/12	7,215,000	7,215,000

Homeowner Mortgage RB Series 153	b	0.18%		04/06/12	50,000,000	50,000,000

Homeowner Mortgage RB Series 29	b,c	0.25%		04/06/12	5,995,000	5,995,000

New York State Thruway Auth
Second Highway & Bridge Bonds Series 2005B	b,c	0.18%		04/06/12	23,425,000	23,425,000

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series	b,c	0.27%		04/06/12	7,320,000	7,320,000

Consolidated Bonds 137th Series	b,c	0.27%		04/06/12	6,195,000	6,195,000

Consolidated Bonds 141st Series	b,c	0.20%		04/06/12	11,805,000	11,805,000

Consolidated Bonds 143rd Series	b,c	0.25%		04/06/12	7,870,000	7,870,000

Consolidated Bonds 146th Series	b,c	0.32%		04/06/12	3,580,000	3,580,000

Consolidated Bonds 147th Series	b,c	0.24%		04/06/12	36,820,000	36,820,000

Consolidated Bonds 148th Series	b,c	0.20%		04/06/12	5,800,000	5,800,000

Consolidated Bonds 152nd Series	b,c	0.25%		04/06/12	28,540,000	28,540,000

Consolidated Bonds 169th Series	b,c	0.25%		04/06/12	6,440,000	6,440,000

Triborough Bridge & Tunnel Auth
Sub Refunding RB Series 2002E	b,c	0.20%		04/06/12	2,355,000	2,355,000

Ulster Cnty IDA
Civic Facility RB (Kingston Regional Sr Living Corp) Series 2007C	a	0.40%		04/06/12	3,890,000	3,890,000

						671,575,000

North Carolina 0.7%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A	a,b,c	0.20%		04/06/12	3,605,000	3,605,000

Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor) Series 2000A		0.40%		04/06/12	26,500,000	26,500,000

Lower Cape Fear Water & Sewer Auth
Special Facility RB (Bladen Bluffs) Series 2010	a	0.18%		04/06/12	4,110,000	4,110,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	d	0.29%		10/26/12	18,980,000	18,980,000

North Carolina
Limited Obligation Bonds Series 2011C	b,c	0.20%		04/06/12	5,515,000	5,515,000

North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A	a	0.18%		04/06/12	4,835,000	4,835,000

North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health) Series 2006	a,b,c	0.20%		04/06/12	17,335,000	17,335,000

Hospital Refunding RB (Cone Health) Series 2011B	d	0.31%		10/26/12	7,000,000	7,000,000

Piedmont Triad Airport Auth
Airport RB Series 2008B	a	0.18%		04/06/12	3,590,000	3,590,000

Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A	a	0.35%		04/06/12	6,525,000	6,525,000

						97,995,000

North Dakota 0.5%
North Dakota HFA
Home Mortgage Finance Program Series 2004C	b	0.18%		04/06/12	4,745,000	4,745,000

Home Mortgage Finance Program Series 2005A	b	0.24%		04/06/12	23,100,000	23,100,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Home Mortgage Finance Program Series 2009B	b	0.18%		04/06/12	36,715,000	36,715,000

						64,560,000

Ohio 0.4%
Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB (Judson) Series 2005A	a	0.20%		04/06/12	20,560,000	20,560,000

Development Refunding RB (Judson) Series 2005B	a	0.20%		04/06/12	7,550,000	7,550,000

Cuyahoga Cnty
Health Care & Independent Living Facilities RB (Eliza Jennings Sr Care) Series 2007B	a	0.42%		04/06/12	7,620,000	7,620,000

Franklin Cnty
Hospital Facilities RB (OhioHealth Corp) Series 2011A	b,c	0.18%		04/06/12	2,330,000	2,330,000

Ohio
Hospital Refunding RB (Cleveland Clinic) Series 2009A	b,c	0.19%		04/06/12	7,000,000	7,000,000

Hospital Refunding RB (Cleveland Clinic) Series 2009A	b,c	0.20%		04/06/12	3,485,000	3,485,000

						48,545,000

Oklahoma 0.0%
Oklahoma Development Finance Auth
RB (Shawnee Funding) Series 1996	a	0.22%		04/06/12	3,100,000	3,100,000

Oregon 0.7%
Multnomah Cnty Hospital Facilities Auth
RB (Providence Health) Series 2004	b,c	0.29%		04/06/12	5,895,000	5,895,000

Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village Assisted Living) Series 2001A	a	0.20%		04/06/12	2,940,000	2,940,000

Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2004L	b	0.20%		04/06/12	2,000,000	2,000,000

S/F Mortgage RB Series 2005F	b	0.20%		04/06/12	14,485,000	14,485,000

S/F Mortgage RB Series 2008I	b	0.28%		04/06/12	26,150,000	26,150,000

Port of Portland
Airport Refunding RB Series 18A	a	0.22%		04/06/12	30,570,000	30,570,000

Salem Hospital Facility Auth
RB (Capital Manor) Series 2006	a	0.44%		04/06/12	5,370,000	5,370,000

Refunding RB (Capital Manor) Series 2004	a	0.44%		04/06/12	8,260,000	8,260,000

						95,670,000

Pennsylvania 2.0%
Berks Cnty Municipal Auth
RB (Phoebe-Devitt Homes) Series 2008A	a	0.42%		04/06/12	1,555,000	1,555,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005	a	0.23%		04/06/12	5,510,000	5,510,000

Chester Cnty IDA
RB (Archdiocese of Philadelphia) Series 2001	a	0.16%		04/06/12	8,675,000	8,675,000

Crawford Cnty IDA
RB (Greenleaf Corp) Series 2007	a	0.29%		04/06/12	6,105,000	6,105,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A	a,b,c	0.24%		04/06/12	9,635,000	9,635,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009	a,b,c	0.20%		04/06/12	6,995,000	6,995,000

Montgomery Cnty IDA
RB (Waverly Heights) Series 2009	a	0.20%		04/06/12	7,000,000	7,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A	a	0.19%		04/06/12	1,370,000	1,370,000

North Hampton Cnty
RB (Binney & Smith) Series 1997B	a	0.50%		04/06/12	560,000	560,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-73A&74B	b,c	0.28%		04/06/12	1,005,000	1,005,000

S/F Mortgage RB Series 2002-74A	b	0.19%		04/06/12	7,500,000	7,500,000

S/F Mortgage RB Series 2002-75A	b	0.19%		04/06/12	2,710,000	2,710,000

S/F Mortgage RB Series 2003-79B	b	0.19%		04/06/12	51,750,000	51,750,000

S/F Mortgage RB Series 2004-81C	b	0.18%		04/06/12	4,755,000	4,755,000

S/F Mortgage RB Series 2005-88B	b	0.17%		04/06/12	10,390,000	10,390,000

S/F Mortgage RB Series 2005-88C	b	0.17%		04/06/12	7,000,000	7,000,000

S/F Mortgage RB Series 2005-91B	b	0.19%		04/06/12	19,695,000	19,695,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A	b,c	0.40%		04/06/12	7,650,089	7,650,089

S/F Mortgage RB Series 2006-94B	b	0.17%		04/06/12	8,790,000	8,790,000

S/F Mortgage RB Series 2006-95A	b,c	0.25%		04/06/12	2,345,000	2,345,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A	b,c	0.25%		04/06/12	17,180,000	17,180,000

Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C	a,b,c	0.20%		04/06/12	3,430,000	3,430,000

Pennsylvania State Turnpike Commission
Turnpike RB Series 2011C1	a,b,c	0.19%		04/06/12	7,975,000	7,975,000

Philadelphia
Airport Refunding RB Series 2005C1	a	0.18%		04/06/12	4,000,000	4,000,000

Airport Refunding RB Series 2005C2	a	0.18%		04/06/12	18,000,000	18,000,000

Water & Wastewater RB Series 2011A	a,b,c	0.20%		04/06/12	13,730,000	13,730,000

Philadelphia Municipal Auth
Lease RB Series 2009	a,b,c	0.20%		04/06/12	4,150,000	4,150,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.18%		04/06/12	27,900,000	27,900,000

						267,360,089

Rhode Island 0.3%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 54	b,c	0.39%		04/06/12	4,920,000	4,920,000

Homeownership Opportunity Bonds Series 56A	b,c	0.25%		04/06/12	8,560,000	8,560,000

Homeownership Opportunity Bonds Series 56A	b,c	0.40%		04/06/12	7,350,000	7,350,000

Homeownership Opportunity Bonds Series 58A	b,c	0.23%		04/06/12	9,630,000	9,630,000

Homeownership Opportunity Bonds Series 58A	b,c	0.40%		04/06/12	7,895,000	7,895,000

						38,355,000

South Carolina 1.0%
Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006	b,c	0.19%		04/06/12	9,615,000	9,615,000

Greenville
IDRB (Stevens Aviation Technical Services) Series 1997	a	0.40%		04/06/12	8,300,000	8,300,000

Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009	a,b,c	0.20%		04/06/12	7,410,000	7,410,000

South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A	a	0.21%		04/06/12	7,735,000	7,735,000

South Carolina Jobs Economic Development Auth
Industrial RB (SC Electric & Gas) Series 2008	a	0.22%		04/06/12	6,935,000	6,935,000

Industrial RB (South Carolina Generating) Series 2008	a	0.22%		04/06/12	4,600,000	4,600,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Holcim) Series 2003	a	0.24%		04/06/12	25,000,000	25,000,000

RB (Innovative Fibers) Series 2007	a	0.30%		04/06/12	5,250,000	5,250,000

South Carolina Public Service Auth
Refunding Revenue Obligations Series 2003A	b,c	0.22%		04/06/12	6,600,000	6,600,000

Revenue Obligations Series 2004A	b,c	0.20%		04/06/12	23,760,000	23,760,000

South Carolina Transportation Infrastucture Bank
RB Series 2007A	a,b,c	0.17%		04/06/12	25,050,000	25,050,000

						130,255,000

South Dakota 1.2%
South Dakota Health & Educational Facilities Auth
RB (Avera Health) Series 2008A1	a	0.19%		04/06/12	34,950,000	34,950,000

South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2003B&H, 2004B&2005B	b,c	0.31%		04/06/12	1,125,000	1,125,000

Homeownership Mortgage Bonds Series 2003I	b	0.25%		04/06/12	28,000,000	28,000,000

Homeownership Mortgage Bonds Series 2004C	b	0.22%		04/06/12	20,000,000	20,000,000

Homeownership Mortgage Bonds Series 2004G	b	0.27%		04/06/12	9,000,000	9,000,000

Homeownership Mortgage Bonds Series 2005C	b	0.25%		04/06/12	41,000,000	41,000,000

Homeownership Mortgage Bonds Series 2005K	b,c	0.25%		04/06/12	10,920,000	10,920,000

Homeownership Mortgage Bonds Series 2008C	b	0.18%		04/06/12	5,000,000	5,000,000

M/F Housing RB (Harmony Heights) Series 2001	a	0.23%		04/06/12	6,500,000	6,500,000

						156,495,000

Tennessee 1.1%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds Series E5B	a	0.18%		04/06/12	6,345,000	6,345,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007	b,c	0.21%		04/06/12	11,300,000	11,300,000

Clarksville Public Building Auth
Pooled Financing RB (TN Municipal Bond Fund) Series 1997	a	0.32%		04/06/12	1,510,000	1,510,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001	a	0.29%		04/06/12	1,100,000	1,100,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005	a	0.22%		04/06/12	2,200,000	2,200,000

Johnson City Health & Educational Facilities Board
Hospital RB (Mountain States Health Alliance) Series 20011A	a	0.17%		04/06/12	15,085,000	15,085,000

Hospital RB (Mountain States Health Alliance) Series 20011B	a	0.17%		04/06/12	13,330,000	13,330,000

Knoxville
Wastewater System RB Series 2005A	b,c	0.30%		04/06/12	16,270,000	16,270,000

Memphis & Shelby Cnty IDB
Exempt Facilities RB (Nucor) Series 2007		0.21%		04/06/12	28,000,000	28,000,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005	a	0.22%		04/06/12	7,960,000	7,960,000

M/F Housing RB (Jackson Grove Apts) Series 2006A	a	0.23%		04/06/12	10,000,000	10,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991	a	0.20%		04/06/12	11,320,000	11,320,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (TN Cnty Loan Pool) Series 1995	a,c	0.32%		04/06/12	1,535,000	1,535,000

Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1	a	0.23%		04/06/12	11,140,000	11,140,000

Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing RB (Courtyard Apts I) Series 1997A	a	0.25%		04/06/12	4,000,000	4,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Methodist Healthcare) Series 2004B	a,b,c	0.23%		04/06/12	7,495,000	7,495,000

						148,590,000

Texas 6.5%
Austin
Water & Wastewater System Refunding RB Series 2008	a	0.17%		04/06/12	5,360,000	5,360,000

Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C	a	0.21%		04/06/12	7,500,000	7,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B	a	0.21%		04/06/12	12,500,000	12,500,000

Capital Industrial Development Corp
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001	a	0.26%		04/06/12	4,715,000	4,715,000

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2008	a,b,c	0.19%		04/06/12	16,685,000	16,685,000

Unlimited Tax Refunding Bonds Series 2008A	a,b,c	0.29%		04/06/12	5,000,000	5,000,000

Dallam Cnty Industrial Development Corp
Economic Development RB (Hillmar Cheese) Series 2010	a	0.16%		04/06/12	20,000,000	20,000,000

Economic Development Refunding RB (Hilmar Cheese) Series 2009	a	0.16%		04/06/12	24,500,000	24,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008	b,c	0.22%		04/06/12	22,100,000	22,100,000

El Paso Cnty Hospital District
GO Bonds Series 2008A	b,c	0.21%		04/06/12	13,395,000	13,395,000

Frisco ISD
Unlimited Tax GO Refunding Bonds Series 2011A	a,b,c	0.19%		04/06/12	6,310,000	6,310,000

Grand Prairie IDA
IDRB (NTA Leasing) Series 1994	a	0.21%		04/06/12	440,000	440,000

Gulf Coast Waste Disposal Auth
Environmental Facilities RB (ExxonMobil) Series 2000		0.17%		04/02/12	25,000,000	25,000,000

Environmental Facilities RB (ExxonMobil) Series 2001A		0.17%		04/02/12	15,800,000	15,800,000

Hale Cnty Industrial Development Corp
Economic Development RB (Silverado Texas Developments) Series 2008	a	0.26%		04/06/12	5,400,000	5,400,000

IDRB (Struikmans Ramona) Series 2003	a	0.26%		04/06/12	3,000,000	3,000,000

IDRB (White River Ranch) Series 2004	a	0.22%		04/06/12	4,000,000	4,000,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B	a,b,c	0.19%		04/06/12	11,000,000	11,000,000

Harris Cnty Health Facilities Development Corp
Refunding RB (St. Luke’s Episcopal Health System) Series 2008A	b	0.30%		04/06/12	16,000,000	16,000,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Dominion Square Apts) Series 2000	a	0.25%		04/06/12	2,825,000	2,825,000

M/F Housing RB (Village At Cornerstone Apts) Series 2004	a	0.22%		04/06/12	7,820,000	7,820,000

Houston
First Lien RB Series 20011D	b,c	0.27%		04/06/12	9,655,000	9,655,000

Public Improvement Refunding Bonds Series 2005E & 2006D	b,c	0.21%		04/06/12	7,940,000	7,940,000

Houston Combined Utility System
First Lien Refunding RB Series 2004A	a,b,c	0.19%		04/06/12	9,900,000	9,900,000

First Lien Refunding RB Series 2004A	a,b,c	0.22%		04/06/12	13,895,000	13,895,000

First Lien Refunding RB Series 2004A&2007B	b,c	0.26%		04/06/12	4,150,000	4,150,000

First Lien Refunding RB Series 2004B3	a	0.16%		04/06/12	20,200,000	20,200,000

First Lien Refunding RB Series 2009A	b,c	0.19%		04/06/12	4,500,000	4,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Houston ISD
Limited Tax GO Bonds Series 2008	a,b,c	0.19%		04/06/12	4,995,000	4,995,000

Limited Tax GO Bonds Series 2008	a,b,c	0.22%		04/06/12	9,900,000	9,900,000

Houston Port Auth
Unlimited Tax Refunding Bonds Series 2008A	b,c	0.25%		04/06/12	12,610,000	12,610,000

Jewett Economic Development Corp
IDRB (Nucor Corp) Series 2003		0.21%		04/06/12	6,200,000	6,200,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990	a	0.24%		04/06/12	1,600,000	1,600,000

Lower Colorado River Auth
Refunding RB Series 1999A	a,b,c	0.20%		04/06/12	4,340,000	4,340,000

Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B		0.17%		04/02/12	6,500,000	6,500,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (CP&L) Series 2001A	a,b,c	0.20%		04/06/12	7,495,000	7,495,000

Midlothian Industrial Development Corp
Environmental Facilities Refunding RB (Holcim) Series 2009	a	0.15%		04/06/12	26,700,000	26,700,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009	b,c	0.19%		04/06/12	17,490,000	17,490,000

North East ISD
Unlimited Tax Bonds Series 2007A	a,b,c	0.17%		04/06/12	5,455,000	5,455,000

Unlimited Tax Bonds Series 2007A	a,b,c	0.19%		04/06/12	9,045,000	9,045,000

North Texas Tollway Auth
Special Projects System RB Series 2011A	b,c	0.19%		04/06/12	12,715,000	12,715,000

Special Projects System RB Series 2011D	b,c	0.19%		04/06/12	10,000,000	10,000,000

Northwest ISD
Unlimited Tax Refunding Bonds Series 2005	a,b,c	0.17%		04/06/12	9,000,000	9,000,000

Parmer Cnty Industrial Development Corp
RB (Visser Family Trust) Series 2008	a	0.34%		04/06/12	1,600,000	1,600,000

Pasadena ISD
Unlimited Tax GO Bonds Series 2006	a,b,c	0.21%		04/06/12	3,000,000	3,000,000

Plano ISD
Unlimited Tax GO Bonds Series 2012	a,b,c	0.20%		04/06/12	3,615,000	3,615,000

Red River Education Finance Corp
Higher Education RB (Texas Christian Univ) Series 2007	b,c	0.26%		04/06/12	13,695,000	13,695,000

Round Rock ISD
Unlimited Tax Bonds Series 2007	a,b,c	0.21%		04/06/12	11,055,000	11,055,000

San Antonio
Electric & Gas System RB New Series 2005	b,c	0.25%		04/06/12	10,270,000	10,270,000

Electric & Gas System RB New Series 2006A	b,c	0.25%		04/06/12	23,000,000	23,000,000

Electric & Gas System Refunding RB New Series 2009A	b,c	0.19%		04/06/12	9,020,000	9,020,000

Water System Refunding RB Series 2005	b,c	0.19%		04/06/12	18,555,000	18,555,000

Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006	a	0.21%		04/06/12	13,575,000	13,575,000

Spring Branch ISD
Limited Tax Bonds Series 2008	a,b,c	0.19%		04/06/12	1,500,000	1,500,000

Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Health Care) Series 2011B	d	0.32%		10/26/12	10,000,000	10,000,000

Hospital RB (Baylor Health Care) Series 2011C	a	0.20%		04/06/12	3,500,000	3,500,000

RB (Texas Health Resources) Series 2008A		0.16%		04/06/12	21,200,000	21,200,000

Refunding RB (Texas Health Resources) Series 2007A	b,c	0.29%		04/06/12	303,000	303,000

Tarrrant Regional Water District
Water Transmission Facilities Contract RB Series 2012	b,c	0.20%		04/06/12	12,400,000	12,400,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Texas
GO Bonds Series 2002A2		0.27%		04/06/12	14,350,000	14,350,000

GO Bonds Series 2006D	b	0.18%		04/06/12	10,285,000	10,285,000

GO Bonds Series 2008A	b	0.18%		04/06/12	21,655,000	21,655,000

GO Bonds Series 2008B	b	0.16%		04/06/12	41,460,000	41,460,000

GO Bonds Series 2010C	b	0.23%		04/06/12	6,800,000	6,800,000

GO Bonds Series 2011A	b,c	0.25%		04/06/12	17,655,000	17,655,000

GO Bonds Series 2011B	b	0.15%		04/06/12	2,340,000	2,340,000

GO Refunding Bonds Series 2006	b	0.20%		04/06/12	48,725,000	48,725,000

Texas Dept of Housing & Community Affairs
Housing Refunding RB (Addison Park Apts) Series 2008	a	0.25%		04/06/12	13,590,000	13,590,000

M/F Housing RB (Atascocita Pines Apts) Series 2005	a	0.22%		04/06/12	11,400,000	11,400,000

M/F Housing RB (Creek Point Apts) Series 2000	a	0.21%		04/06/12	5,960,000	5,960,000

M/F Housing Refunding RB (Alta Cullen Apts) Series 2008	a	0.22%		04/06/12	12,600,000	12,600,000

S/F Mortgage RB Series 2007B	b,c	0.25%		04/06/12	10,000,000	10,000,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2005A	b,c	0.20%		04/06/12	3,790,000	3,790,000

GO Mobility Fund Bonds Series 2005B	b	0.17%		04/06/12	7,170,000	7,170,000

GO Mobility Fund Bonds Series 2007	b,c	0.19%		04/06/12	5,700,000	5,700,000

GO Mobility Fund Bonds Series 2007	b,c	0.25%		04/06/12	8,721,000	8,721,000

Texas Water Development Board
State Revolving Fund Sub Lien RB Series 2007A	b	0.20%		04/02/12	19,390,000	19,390,000

Water Financial Assistance GO Bonds Series 2007D	b,c	0.27%		04/06/12	5,800,000	5,800,000

Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal) Series 1999	a	0.23%		04/06/12	1,370,000	1,370,000

						868,684,000

Utah 0.3%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008	a	0.19%		04/06/12	12,100,000	12,100,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008	a	0.19%		04/06/12	14,225,000	14,225,000

Utah State Board of Regents
Student Loan RB Sr Series 2011A	a	0.20%		04/06/12	10,520,000	10,520,000

						36,845,000

Vermont 0.3%
Vermont Economic Development Auth
IDRB (Agri-Mark) Series 1999A	a	0.27%		04/06/12	17,000,000	17,000,000

IDRB (Agri-Mark) Series 1999B	a	0.27%		04/06/12	1,000,000	1,000,000

Vermont HFA
Student Housing Facilities RB (West Block Apts) Series 2004A	a	0.70%		04/06/12	13,075,000	13,075,000

Vermont Student Assistance Corp.
Education Loan RB Sr Series 2008C2	a	0.20%		04/06/12	11,260,000	11,260,000

						42,335,000

Virginia 0.5%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2010A1	d	0.31%		10/26/12	6,000,000	6,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B	a	0.18%		04/06/12	3,005,000	3,005,000

King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996	a	0.21%		04/06/12	3,700,000	3,700,000

Newport News IDA
RB (CNU Warwick Student Apts) Series 2004	a	0.29%		04/06/12	3,830,000	3,830,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B	d	0.31%		10/26/12	10,905,000	10,905,000

Smyth Cnty IDA
Hospital RB (Mountain States Health Alliance) Series 2011C	a	0.15%		04/06/12	13,290,000	13,290,000

Hospital RB (Mountain States Health Alliance) Series 2011D	a	0.17%		04/06/12	12,675,000	12,675,000

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2005C1	b,c	0.25%		04/06/12	5,100,000	5,100,000

Virginia Port Auth
Port Facilities RB Series 2006	a,b,c	0.23%		04/06/12	6,285,000	6,285,000

						64,790,000

Washington 2.5%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A	b,c	0.19%		04/06/12	7,855,000	7,855,000

Douglas Cnty Development Corp
RB (Executive Flight) Series 1998	a	0.65%		04/06/12	4,900,000	4,900,000

King Cnty
Sewer RB Series 2007	b,c	0.19%		04/06/12	31,250,000	31,250,000

Sewer RB Series 2011	b,c	0.19%		04/06/12	2,200,000	2,200,000

Sewer Refunding RB Series 2011B	b,c	0.19%		04/06/12	6,950,000	6,950,000

Sewer Refunding RB Series 2011B	b,c	0.21%		04/06/12	7,785,000	7,785,000

Olympia
Solid Waste RB (LeMay Enterprises) Series 1999	a	0.25%		04/06/12	2,120,000	2,120,000

Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade) Series 1996	a	0.24%		04/06/12	3,945,000	3,945,000

Port of Seattle
RB Series 2003B	b,c	0.22%		04/06/12	5,000,000	5,000,000

RB Series 2007B	b,c	0.25%		04/06/12	5,775,000	5,775,000

Seattle
Drainage & Wastewater RB 2008	b,c	0.19%		04/06/12	8,090,000	8,090,000

Seattle Housing Auth
RB (CHHIP & HRG Projects) Series 1996	a	0.41%		04/06/12	2,885,000	2,885,000

Washington
GO Bonds Series 2007A	b,c	0.19%		04/06/12	5,445,000	5,445,000

GO Bonds Series 2007C	b,c	0.19%		04/06/12	11,690,000	11,690,000

GO Bonds Series 2009E	b,c	0.19%		04/06/12	5,000,000	5,000,000

GO Bonds Series 2011B	b,c	0.19%		04/06/12	4,000,000	4,000,000

Motor Vehicle Fuel Tax GO Bonds Series 2003C	b,c	0.35%		04/06/12	6,685,000	6,685,000

Motor Vehicle Fuel Tax GO Bonds Series 2012C	b,c	0.19%		04/06/12	5,000,000	5,000,000

Motor Vehicle Fuel Tax GO Bonds Series R2010C	b,c	0.19%		04/06/12	6,380,000	6,380,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K	a	0.23%		04/06/12	5,155,000	5,155,000

Solid Waste Disposal RB (Specialty Chemical Products) Series 2007	a	0.29%		04/06/12	20,800,000	20,800,000

Solid Waste Disposal RB (Waste Management) Series 2000I	a	0.25%		04/06/12	7,235,000	7,235,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2008D	b,c	0.19%		04/06/12	7,505,000	7,505,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Providence Health & Services) Series 2010A	b,c	0.25%		04/06/12	10,180,000	10,180,000

RB (Yakima Valley Farm Workers Clinic) Series 1997	a	1.64%		04/06/12	700,000	700,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997	a	0.23%		04/06/12	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A	a	0.23%		04/06/12	3,480,000	3,480,000

M/F Housing RB (Forest Creek Apts) Series 2006	a	0.22%		04/06/12	13,680,000	13,680,000

M/F Housing RB (Highlander Apts) Series 2004A	a	0.22%		04/06/12	7,000,000	7,000,000

M/F Housing RB (Lakewood Meadows Apts) Series 2000A	a	0.22%		04/06/12	6,280,000	6,280,000

M/F Housing RB (Merrill Gardens at Queen Anne) Series 2004A	a	0.20%		04/06/12	25,180,000	25,180,000

M/F Housing RB (Merrill Gardens) Series 1997A	a	0.23%		04/06/12	6,125,000	6,125,000

M/F Housing RB (Parkview Apts) Series 2008	a	0.24%		04/06/12	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A	a	0.22%		04/06/12	12,750,000	12,750,000

M/F Housing RB (Seasons Apts) Series 2006	a	0.22%		04/06/12	19,940,000	19,940,000

M/F Housing RB (Woodrose Apts) Series 1999A	a	0.23%		04/06/12	6,750,000	6,750,000

M/F Mortgage RB (Canyon Lakes) Series 1993	a	0.23%		04/06/12	3,575,000	3,575,000

M/F Mortgage RB (Meridian Court Apts) Series 1996	a	0.23%		04/06/12	6,700,000	6,700,000

M/F RB (Cedar Ridge Retirement) Series 2005A	a	0.23%		04/06/12	4,030,000	4,030,000

Refunding RB (Judson Park) Series 2007	a	0.42%		04/06/12	10,755,000	10,755,000

Yakima Cnty
IDRB (Cowiche Growers) Series 1998	a	0.70%		04/06/12	700,000	700,000

						325,285,000

West Virginia 0.7%
West Virginia Economic Development Auth
Solid Waste Disposal Facilities Refunding RB (Appalachian Power Co-Mountaineer) Series 2008A	a	0.20%		04/06/12	75,000,000	75,000,000

West Virginia Housing Development Fund
HFA Bonds Series 2008B	b	0.21%		04/06/12	10,000,000	10,000,000

West Virginia Water Development Auth
Water Development RB Series 2005A	a,b,c	0.21%		04/06/12	9,135,000	9,135,000

						94,135,000

Wisconsin 0.8%
Brokaw
Sewage & Solid Waste RB (Wausau Paper Mills) Series 1995	a	0.44%		04/06/12	9,500,000	9,500,000

Oostburg
IDRB (Dutchland Plastics) Series 2007	a	0.21%		04/06/12	5,910,000	5,910,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007	a	0.25%		04/06/12	10,000,000	10,000,000

Waukesha Cnty Housing Auth
Housing RB (Alta Mira) Series 2004	a	0.19%		04/06/12	6,070,000	6,070,000

Wisconsin
GO Bonds Series 2006C	b,c	0.24%		04/06/12	5,525,000	5,525,000

Transportation RB Series 2007A	a,b,c	0.19%		04/06/12	8,070,000	8,070,000

Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital) Series 2008B	b,c	0.21%		04/06/12	6,620,000	6,620,000

RB (Upland Hills Health) Series 2006C	a	0.20%		04/06/12	9,850,000	9,850,000

Refunding RB (Reedsburg Area Medical Center) Series 2010B	a	0.19%		04/06/12	15,000,000	15,000,000

Wisconsin Housing & Economic Development Auth
Homeownership RB Series 2005C	b	0.30%		04/06/12	4,000,000	4,000,000

Homeownership RB Series 2006E	b,c	0.25%		04/06/12	1,705,000	1,705,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB Series 2007C	b	0.30%		04/06/12	3,705,000	3,705,000

Housing RB Series 2008A	b	0.30%		04/06/12	6,160,000	6,160,000

Housing RB Series 2008D	b	0.30%		04/06/12	4,300,000	4,300,000

Housing RB Series 2008E	b	0.30%		04/06/12	3,025,000	3,025,000

Housing RB Series 2012B	b	0.17%		04/06/12	12,000,000	12,000,000

						111,440,000

Wyoming 0.4%
Green River
RB (Rhone-Poulenc) Series 1994	a	0.29%		04/06/12	11,400,000	11,400,000

Wyoming Community Development Auth
Housing RB 2005 Series 2	b	0.20%		04/06/12	3,670,000	3,670,000

Housing RB 2005 Series 7	b	0.20%		04/06/12	3,855,000	3,855,000

Housing RB 2007 Series 1	b,c	0.39%		04/06/12	4,955,000	4,955,000

Housing RB 2007 Series 10	b,c	0.25%		04/06/12	11,835,000	11,835,000

Wyoming Student Loan Corp
Refunding RB Sr Series 2010A1	a	0.18%		04/06/12	695,000	695,000

Refunding RB Sr Series 2010A3	a	0.18%		04/06/12	20,000,000	20,000,000

						56,410,000

Other Investments 13.7%
BlackRock Muni New York Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.39%		04/06/12	14,500,000	14,500,000

BlackRock Municipal Bond Investment Trust
Variable Rate Demand Preferred Shares Series W7	a,c	0.39%		04/06/12	8,500,000	8,500,000

BlackRock Municipal Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.30%		04/06/12	65,600,000	65,600,000

BlackRock MuniEnhanced Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.33%		04/06/12	30,000,000	30,000,000

BlackRock MuniHoldings Invesment Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.39%		04/06/12	44,000,000	44,000,000

BlackRock MuniHoldings New Jersey Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.39%		04/06/12	67,000,000	67,000,000

BlackRock MuniHoldings New York Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.39%		04/06/12	61,100,000	61,100,000

BlackRock MuniYield Arizona Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.33%		04/06/12	6,200,000	6,200,000

BlackRock MuniYield Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.39%		04/06/12	92,500,000	92,500,000

BlackRock MuniYield Michigan Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.33%		04/06/12	24,600,000	24,600,000

BlackRock MuniYield Michigan Quality Fund II
Variable Rate Demand Preferred Shares Series W7	a,c	0.33%		04/06/12	13,400,000	13,400,000

BlackRock MuniYield New Jersey Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.33%		04/06/12	15,500,000	15,500,000

BlackRock MuniYield New York Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.31%		04/06/12	38,000,000	38,000,000

BlackRock MuniYield Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.39%		04/06/12	79,000,000	79,000,000

BlackRock MuniYield Quality Fund III
Variable Rate Demand Preferred Shares Series W7	a,c	0.33%		04/06/12	23,500,000	23,500,000

BlackRock New York Municipal Income Quality Trust
Variable Rate Demand Preferred Shares Series W7	a,c	0.39%		04/06/12	20,000,000	20,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
BlackRock New York Municipal Income Trust II
Variable Rate Demand Preferred Shares Series W-7	a,c	0.36%		04/06/12	16,800,000	16,800,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.39%		04/06/12	5,000,000	5,000,000

Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2	a,c	0.32%		04/06/12	98,000,000	98,000,000

Nuveen Insured California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.39%		04/06/12	5,000,000	5,000,000

Nuveen Insured Municipal Opportunity Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.33%		04/06/12	150,000,000	150,000,000

Nuveen Insured New York Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 2	a,c	0.31%		04/06/12	29,000,000	29,000,000

Nuveen Insured Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2	a,c	0.32%		04/06/12	119,500,000	119,500,000

Nuveen Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.34%		04/06/12	36,500,000	36,500,000

Nuveen Municipal Advantage Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.30%		04/06/12	177,400,000	177,400,000

Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.36%		04/06/12	80,000,000	80,000,000

Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.33%		04/06/12	30,000,000	30,000,000

Nuveen New Jersey Premium Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.33%		04/06/12	20,000,000	20,000,000

Nuveen New York Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.31%		04/06/12	20,000,000	20,000,000

Nuveen New York Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.33%		04/06/12	20,000,000	20,000,000

Nuveen New York Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.31%		04/06/12	31,000,000	31,000,000

Nuveen New York Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.31%		04/06/12	31,000,000	31,000,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.33%		04/06/12	14,000,000	14,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1	a,c	0.33%		04/06/12	12,000,000	12,000,000

Nuveen Premier Insured Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.33%		04/06/12	24,000,000	24,000,000

Nuveen Premier Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.34%		04/06/12	14,000,000	14,000,000

Nuveen Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1	a,c	0.34%		04/06/12	87,000,000	87,000,000

Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.30%		04/06/12	100,000,000	100,000,000

Nuveen Select Quality Muncipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.34%		04/06/12	89,500,000	89,500,000

						1,813,100,000

Total Variable-Rate Securities
(Cost $9,632,767,589)						9,632,767,589

End of Investments.

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

At 03/31/12, the tax basis cost of the fund’s investments was $13,103,758,791.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,085,017,589 or 38.3% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $116,600,000 or 0.9% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47703MAR12

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

26.6%	Fixed-Rate Securities	999,734,946	999,734,946
71.6%	Variable-Rate Securities	2,695,912,000	2,695,912,000

98.2%	Total Investments	3,695,646,946	3,695,646,946
1.8%	Other Assets and Liabilities, Net		67,973,900

100.0%	Net Assets		3,763,620,846

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 26.6% of net assets

Alabama 0.3%
Huntsville Health Care Auth
CP Notes		0.16%		06/05/12	10,000,000	10,000,000

Arizona 0.3%
Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007	a,b,c	0.38%		12/06/12	10,795,000	10,795,000

California 5.3%
California
RAN 2011-2012 Series B1	a,c	0.23%		06/28/12	12,000,000	12,000,000

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.26%		08/06/12	30,000,000	30,000,000

RB (Providence Health & Services) Series 2009B	b,c	0.27%		11/08/12	14,500,000	14,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2002C		3.85%		06/01/12	3,050,000	3,067,802

RB (Kaiser Permanente) Series 2004E		0.23%		09/20/12	5,000,000	5,000,000

RB (Kaiser Permanente) Series 2004K		0.28%		05/03/12	5,500,000	5,500,000

RB (Kaiser Permanente) Series 2004K		0.26%		06/18/12	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2009B2		0.31%		05/11/12	49,000,000	49,000,000

RB (Kaiser Permanente) Series 2009B3		0.25%		11/01/12	34,700,000	34,700,000

RB (Kaiser Permanente) Series 2009E1		0.48%		06/01/12	10,500,000	10,500,000

RB (Kaiser Permanente) Series 2009E2		0.48%		06/01/12	7,500,000	7,501,866

Carlsbad USD
GO Bonds Series 2009B	b,c	0.27%		10/18/12	655,000	655,000

East Bay Municipal Utility District
Water System Extendible CP		0.20%	04/10/12	11/10/12	11,400,000	11,400,000

 1

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
William S. Hart UHSD
GO Bonds Series A	a,b,c	0.25%		05/09/12	6,975,000	6,975,000

						198,999,668

Colorado 0.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009A		3.00%		07/01/12	785,000	789,965

Park 70 Metropolitan District
GO Bonds Series 2008	a	0.80%		12/01/12	3,965,000	3,965,000

						4,754,965

Delaware 0.3%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2003		5.25%		10/01/12	1,300,000	1,331,151

RB (Christiana Care Health Services) Series 2010C		0.18%		04/23/12	10,000,000	10,000,000

						11,331,151

District of Columbia 0.4%
District of Columbia
Income Tax Secured Refunding RB Series 2009C		5.00%		12/01/12	150,000	154,560

Washington Convention & Sports Auth
Sr Lien Dedicated Tax RB (Convention Center Hotel) Series 2010A	a,b,c	0.25%		04/26/12	16,460,000	16,460,000

						16,614,560

Florida 2.8%
Escambia Cnty Health Facilities Auth
RB (Ascension Health) Series 2003A		5.25%		11/15/12	150,000	154,478

Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2003A		5.00%		07/01/12	320,000	323,577

Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2005B		6.38%		07/01/12	1,000,000	1,014,876

Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2006A		4.00%		07/01/12	200,000	201,737

Turnpike RB Series 2006A	b,c	0.20%		07/19/12	11,935,000	11,935,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2001F		4.00%		06/01/12	125,000	125,743

Public Education Capital Outlay Bonds Series 2002E		5.00%		06/01/12	100,000	100,767

Public Education Capital Outlay Bonds Series 2004C		5.25%		06/01/12	1,070,000	1,078,700

Public Education Capital Outlay Bonds Series 2006A		5.00%		06/01/12	575,000	579,342

Public Education Capital Outlay Refunding Bonds Series 2005B		5.25%		06/01/12	240,000	241,985

Public Education Capital Outlay Refunding Bonds Series 2005E		5.00%		06/01/12	100,000	100,703

Public Education Capital Outlay Refunding Bonds Series 2009C		5.00%		06/01/12	265,000	266,962

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health /Sunbelt) Series 2002		3.95%		09/01/12	2,125,000	2,155,948

Hillsborough Cnty
CP Series A	a	0.11%		04/05/12	8,110,000	8,110,000

JEA
Electric System RB Series Three 2008C3	b	0.15%		04/03/12	25,000,000	25,000,000

Electric System RB Series Three 2008C3	b	0.14%		05/10/12	26,515,000	26,515,000

Electric System Sub RB Series 2009D		5.00%		10/01/12	500,000	511,541

Electric System Sub RB Series 2010B		3.00%		10/01/12	1,025,000	1,038,217

2

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Orlando Utilities Commission
Utility System RB Series 2007		5.00%		10/01/12	500,000	511,719

Utility System Refunding RB Series 2009B	b,c	0.27%		10/18/12	10,115,000	10,115,000

Utility System Refunding RB Series 2009C		5.00%		10/01/12	500,000	511,645

Orlando-Orange Cnty Expressway Auth
RB Series 2007A	a,b,c	0.38%		12/06/12	14,840,000	14,840,000

						105,432,940

Hawaii 0.0%
Honolulu
GO Bonds Series 2004B		5.00%		07/01/12	160,000	161,803

Illinois 0.2%
Chicago
GO Refunding Bonds Series 2005B		5.00%		01/01/13	840,000	868,608

Sales Tax RB Series 2011A	b,c	0.27%		10/11/12	3,740,000	3,740,000

Illinois Health Facilities Auth
Refunding RB (Univ of Chicago Hospitals & Health System) Series 2003		5.00%		08/15/12	2,705,000	2,749,849

						7,358,457

Indiana 0.0%
Indiana Finance Auth
RB (Ascension Health) Series 2008E4		1.25%		05/16/12	1,600,000	1,601,663

Kentucky 0.8%
Kentucky Higher Ed Student Loan Corp
Student Loan RB Series 2010-1A2	a,b,c	0.27%		10/11/12	29,995,000	29,995,000

Louisiana 0.1%
St. John the Baptist Parish
RB (Marathon Oil Corp) Series 2007A	a,b,c	0.27%		10/11/12	4,675,000	4,675,000

Maryland 0.5%
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health) Series E	a	0.24%		06/05/12	8,000,000	8,000,000

CP Revenue Notes (John Hopkins Health) Series E	a	0.24%		06/06/12	10,000,000	10,000,000

						18,000,000

Massachusetts 0.0%
Massachusetts
GO Bonds Consolidated Loan Series 2002D		5.25%		08/01/12	445,000	452,196

GO Bonds Consolidated Loan Series 2007C		4.00%		08/01/12	250,000	253,011

						705,207

Michigan 0.3%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010F1		1.50%		06/01/12	3,300,000	3,306,743

Refunding & Project RB (Ascension Health) Series 2010F4		1.35%		04/01/13	175,000	176,828

Sub RB (Ascension Health) Series 2005A3		5.00%		05/01/12	1,700,000	1,706,351

Sub RB (Ascension Health) Series 2005A4		5.00%		11/01/12	7,000,000	7,184,495

						12,374,417

 3

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Missouri 0.1%
Missouri Health & Educational Facilities Auth
RB (Ascension Health) Series 2008C4		1.25%		05/16/12	4,370,000	4,375,010

RB (Ascension Health) Series 2008C5		1.25%		05/16/12	1,000,000	1,001,105

						5,376,115

Nevada 0.8%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2	a,b,c	0.34%		04/19/12	4,810,000	4,810,000

Nevada System of Higher Education
Univ RB Series 2011A		3.00%		07/01/12	4,225,000	4,252,037

Truckee Meadows Water Auth
Water Revenue CP Series 2006B	a	0.18%		04/03/12	18,100,000	18,100,000

Water Revenue CP Series 2006B	a	0.18%		04/04/12	4,000,000	4,000,000

						31,162,037

New Jersey 1.0%
Burlington Cnty Bridge Commission
Solid Waste Project Notes Series 2011		2.00%		10/10/12	4,400,000	4,435,135

Cherry Hill Township
General & Sewer Capital BAN Series 2011		1.50%		10/17/12	6,850,000	6,890,409

East Brunswick
BAN		2.00%		04/13/12	5,000,000	5,001,982

Hamilton Township
BAN Series 2011A&B		2.00%		06/14/12	14,687,000	14,731,307

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A	a,b,c	0.25%		05/09/12	6,160,000	6,160,000

						37,218,833

New York 4.9%
Baldwinsville Central SD
BAN 2011		1.25%		07/26/12	8,750,000	8,773,271

Burnt Hills - Ballston Lake CSD
GO BAN 2011		1.25%		06/28/12	9,950,000	9,965,215

Grand Island
BAN 2011		1.25%		10/17/12	7,380,000	7,412,752

Metropolitan Transportation Auth
Transportation RB Series 2008B1		2.00%		11/15/12	10,000,000	10,096,184

Transportation RB Series 2011D		2.50%		11/15/12	8,430,000	8,540,350

Miller Place UFSD
TAN 2011-2012		1.50%		06/28/12	14,600,000	14,637,716

New York City
GO Bonds Fiscal 2003 Series B		5.50%		08/01/12	1,000,000	1,017,527

GO Bonds Fiscal 2003 Series C		5.50%		08/01/12	100,000	101,690

GO Bonds Fiscal 2004 Series A		5.00%		08/01/12	205,000	208,161

GO Bonds Fiscal 2004 Series G		5.00%		08/01/12	755,000	766,304

GO Bonds Fiscal 2004 Series J		4.00%		05/15/12	215,000	215,891

GO Bonds Fiscal 2005 Series H		5.00%		08/01/12	250,000	253,872

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/13	100,000	103,429

GO Bonds Fiscal 2007 Series D		5.00%		02/01/13	370,000	384,478

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/12	300,000	304,646

GO Bonds Fiscal 2008 Series C1		5.00%		10/01/12	300,000	306,875

4

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2008 Series E		5.00%		08/01/12	640,000	649,921

GO Bonds Fiscal 2008 Series G		5.00%		08/01/12	500,000	507,536

GO Bonds Fiscal 2008 Series I1		4.00%		02/01/13	100,000	102,872

GO Bonds Fiscal 2009 Series I1	a,b,c	0.25%		05/09/12	24,385,000	24,385,000

GO Bonds Fiscal 2011 Series B		4.00%		08/01/12	1,475,000	1,492,753

New York City Municipal Water Finance Auth
CP Series 6		0.23%		06/07/12	5,000,000	5,000,000

Extendible CP Series 8		0.18%	05/04/12	12/14/12	30,000,000	30,000,000

Water & Sewer System RB Fiscal 2008 Series C		5.00%		06/15/12	1,000,000	1,009,602

New York Liberty Development Corp
Liberty Refunding RB (World Trade Center Towers 3&4) Series 2011A	a	0.28%		11/08/12	20,000,000	20,000,000

New York State Dormitory Auth
Court Facilities Lease RB Series 2003A		5.25%		05/15/12	100,000	100,577

Mental Health Services Facilities RB Series 1996B		6.00%		08/15/12	200,000	204,041

New York State Thruway Auth
General Revenue BAN Series 2011A		2.00%		07/12/12	15,000,000	15,068,703

North Tonawanda SD
BAN 2011		1.25%		09/20/12	4,964,000	4,984,141

Seaford UFSD
TAN 2011-2012		2.00%		06/21/12	9,700,000	9,731,585

Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2009A1		4.00%		11/15/12	400,000	408,821

Warwick Valley CSD
BAN 2011		1.25%		07/20/12	7,000,000	7,014,853

						183,748,766

Ohio 0.9%
Cuyahoga Cnty
RB (Cleveland Clinic) Series 2004B2	b	0.14%		04/05/12	12,165,000	12,165,000

Montgomery Cnty
RB (Catholic Health Initiatives) Series 2009A	b,c	0.25%		05/09/12	13,685,000	13,685,000

Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale Public Infrastructure) Series 2006	a	0.65%		02/01/13	8,575,000	8,575,000

						34,425,000

Pennsylvania 0.3%
Philadelphia
TRAN 2011-2012 Series A		2.00%		06/29/12	6,000,000	6,024,017

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2007A	a	0.47%		07/01/12	4,450,000	4,450,000

						10,474,017

South Carolina 0.1%
South Carolina Public Service Auth
Refunding RB Series 2009D		5.00%		01/01/13	410,000	423,953

Refunding RB Series 2010B		5.00%		01/01/13	400,000	413,826

Refunding Revenue Obligations Series 2002D		5.25%		01/01/13	130,000	134,776

Revenue Notes CP Series B		0.15%		05/10/12	379,000	379,000

Revenue Obligations (Santee Cooper) Series 2009E		3.00%		01/01/13	100,000	101,914

Revenue Obligations Series 2009E		5.00%		01/01/13	870,000	900,577

						2,354,046

 5

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Texas 6.4%
Austin
Water & Wastewater System Refunding RB Series 2009A	b,c	0.27%		11/29/12	20,125,000	20,125,000

Dallas
Waterworks & Sewer System CP Series D	b	0.17%		05/30/12	14,645,000	14,645,000

Dallas-Fort Worth International Airport
Joint Revenue Improvement Bonds Series 2010A	a,b,c	0.27%		10/11/12	24,830,000	24,830,000

Dickinson ISD
Unlimited Tax GO Bonds Series 2008A	a,b	0.50%		08/01/12	6,200,000	6,199,994

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2011A		2.00%		08/15/12	6,000,000	6,038,036

Toll Road Sub Lien Unlimited Tax Refunding RB Series 2007C	b,c	0.20%		07/19/12	12,910,000	12,910,000

Unlimited Tax Road Refunding Bonds Series 2011A		2.00%		10/01/12	1,000,000	1,008,801

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.28%		07/10/12	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		10/03/12	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.28%		04/05/12	6,480,000	6,480,000

Refunding RB (Methodist Hospital) Series 2009C2		0.28%		08/06/12	7,000,000	7,000,000

Jefferson Cnty Industrial Development Corp
RB (Jefferson Refinery) Series 2010	a	0.45%		06/28/12	38,700,000	38,700,000

Lower Colorado River Auth
CP Notes Series A	b	0.16%		04/04/12	5,150,000	5,150,000

CP Notes Series A	b	0.18%		06/05/12	7,100,000	7,100,000

Transmission Contract Revenue CP Notes	a	0.14%		04/02/12	6,000,000	6,000,000

San Antonio
Electric & Gas System Refunding RB New Series 2003		5.25%		02/01/13	335,000	348,670

Electric & Gas System Refunding RB New Series 2008A		5.50%		02/01/13	250,000	260,630

Tax & Revenue Certificates of Obligation Series 2006	b,c	0.20%		07/19/12	9,038,000	9,038,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010	b,c	0.27%		10/11/12	17,555,000	17,555,000

Texas
TRAN Series 2011A		2.50%		08/30/12	300,000	302,709

Texas Municipal Power Agency
CP Notes Series 2005	a	0.19%		06/05/12	16,000,000	16,000,000

Texas Public Finance Auth
Revenue CP Notes Series 2003	b	0.15%		04/05/12	1,000,000	1,000,000

Revenue CP Notes Series 2003	b	0.15%		06/18/12	6,360,000	6,360,000

						239,051,840

Washington 0.2%
Energy Northwest
Electric Refunding RB (Columbia Generating Station) Series 2003A		5.50%		07/01/12	950,000	962,173

Electric Refunding RB (Columbia Generating Station) Series 2008D		5.00%		07/01/12	100,000	101,150

Electric Refunding RB (Project No. 1) Series 2006A		5.00%		07/01/12	395,000	399,524

Electric Refunding RB (Project No. 1) Series 2010A		3.00%		07/01/12	100,000	100,597

Electric Refunding RB (Project No. 2) Series 1992A		6.30%		07/01/12	350,000	355,097

Electric Refunding RB (Project No. 3) Series 2003A		5.50%		07/01/12	845,000	855,706

Port of Seattle
Refunding RB Series 2011A		2.00%		09/01/12	1,680,000	1,691,875

Washington
GO Bonds Series 2005A		5.00%		07/01/12	785,000	794,052

6

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2005D		5.00%		01/01/13	200,000	206,871

GO Bonds Series 2008C		4.25%		01/01/13	270,000	277,768

Motor Vehicle Fuel Tax GO Bonds Series 2009B		5.00%		07/01/12	150,000	151,711

Motor Vehicle Fuel Tax Refunding GO Bonds Series R-2004D		4.50%		01/01/13	100,000	103,057

						5,999,581

Wisconsin 0.5%
Badger Tobacco Asset Securitization Corp
Tobacco Settlement Asset-Backed Bonds	a	6.38%		06/01/12	8,020,000	8,101,214

Racine USD
TRAN		1.50%		06/28/12	9,000,000	9,023,666

						17,124,880

Total Fixed-Rate Securities
(Cost $999,734,946)						999,734,946

Variable-Rate Securities 71.6% of net assets

Alabama 5.6%
Alabama
GO Bonds Series 2007A	b,c	0.21%		04/06/12	6,503,000	6,503,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006	a	0.19%		04/06/12	11,840,000	11,840,000

Municipal Funding Notes Series 2008A, 2009B&2010A	a	0.19%		04/06/12	39,650,000	39,650,000

Alabama Public School & College Auth
Capital Improvement Bonds Series 2007	a,b,c	0.22%		04/06/12	28,655,000	28,655,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2	b,c	0.29%		04/06/12	6,180,000	6,180,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011	a	0.22%		04/06/12	30,000,000	30,000,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A	a	0.21%		04/06/12	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C	a	0.21%		04/06/12	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A	a	0.21%		04/06/12	30,000,000	30,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H	a	0.16%		04/06/12	25,000,000	25,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011I	a	0.16%		04/06/12	12,000,000	12,000,000

						209,828,000

Arizona 1.8%
Apache Cnty IDA
IDRB (Tucson Electric Power) Series 1983A	a	0.16%		04/06/12	11,800,000	11,800,000

Arizona Health Facilities Auth
Refunding RB (The Terraces) Series 2007	a	0.42%		04/06/12	22,485,000	22,485,000

Arizona School Facilities Board
State School Improvement Refunding RB Series 2005	b,c	0.21%		04/06/12	10,000,000	10,000,000

Arizona Transportation Board
Sub Highway RB Series 2011A	b,c	0.26%		04/06/12	6,695,000	6,695,000

Chandler IDA
RB (Tri-City Baptist Church) Series 2010	a	0.24%		04/06/12	4,800,000	4,800,000

Maricopa Cnty IDA
Sr Living Facilities Refunding RB (Christian Care Retirements Apts) Series 2005A	a	0.19%		04/06/12	10,775,000	10,775,000

						66,555,000

 7

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Arkansas 0.2%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010	a	0.19%		04/06/12	8,000,000	8,000,000

California 3.7%
ABAG Finance Auth
RB (Marin Country Day School) Series 2007	a	0.16%		04/06/12	12,175,000	12,175,000

Bay Area Toll Auth
Toll Bridge RB Series 2009F1	b,c	0.25%		04/06/12	8,870,000	8,870,000

California
GO Bonds Series 2004A5	a	0.18%		04/02/12	5,395,000	5,395,000

California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2011B	a	0.17%		04/06/12	6,725,000	6,725,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009	a	0.29%		04/06/12	3,680,000	3,680,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010	a	0.16%		04/06/12	5,285,000	5,285,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010	a	0.22%		04/06/12	12,265,000	12,265,000

California Statewide Communities Development Auth
RB (Sea Crest School) Series 2008	a	0.30%		04/06/12	4,365,000	4,365,000

Hartnell Community College District
GO Bonds Series D	a,b,c	0.19%		04/06/12	9,310,000	9,310,000

Loma Linda
RB (Loma Linda Univ Medical Center) Series 2007B1	a	0.15%		04/06/12	20,000,000	20,000,000

Los Angeles Cnty Metropolitan Transportation Auth
Second Sr Sales Tax RB Series 2004A	b,c	0.21%		04/02/12	3,700,000	3,700,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A	b,c	0.25%		04/06/12	3,330,000	3,330,000

Los Angeles USD
GO Bonds Series 2009D&I	b,c	0.22%		04/06/12	13,005,000	13,005,000

GO Refunding Bonds Series 2007A2	b,c	0.18%		04/06/12	5,000,000	5,000,000

Oxnard Financing Auth
Lease RB Series 2006	a	0.20%		04/06/12	10,990,000	10,990,000

Wastewater RB Series 2004B	a	0.20%		04/06/12	10,735,000	10,735,000

Santa Clara Valley Transportation Auth
Refunding Tax RB Series 2008C	b	0.17%		04/06/12	5,975,000	5,975,000

						140,805,000

Colorado 2.5%
Aspen Valley Hospital District
RB Series 2003	a	0.20%		04/06/12	10,335,000	10,335,000

Buffalo Ridge Metropolitan District
GO Refunding Bonds Series 2009	a	0.21%		04/06/12	9,210,000	9,210,000

Colorado Educational & Cultural Facilities Auth
RB (Northwestern College) Series 2008A	a	0.20%		04/06/12	6,000,000	6,000,000

Refunding RB (Nature Conservancy) Series 2012		0.17%		04/06/12	11,600,000	11,600,000

Colorado Springs
Hospital (Memorial Health) Refunding RB Series 2009	a,b,c	0.20%		04/06/12	5,347,000	5,347,000

Commerce City Northern Infrastructure General Improvement District
GO Bonds Series 2006	a	0.21%		04/06/12	1,250,000	1,250,000

GO Bonds Series 2008	a	0.21%		04/06/12	8,625,000	8,625,000

Lafayette
M/F Housing RB (The Traditions At Lafayette) Series 2011A	a	0.25%		04/06/12	4,800,000	4,800,000

8

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Meridian Ranch Metropolitan District
GO Limited Tax Refunding Bonds Series 2009	a	0.21%		04/06/12	3,110,000	3,110,000

NBC Metropolitan District
GO Bonds Series 2004	a	0.21%		04/06/12	9,140,000	9,140,000

Parker Automotive Metropolitan District
GO Bonds Series 2005	a	0.21%		04/06/12	900,000	900,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Dr) Series 2011A1	a	0.22%		04/06/12	10,000,000	10,000,000

Univ of Colorado
Univ Enterprise RB Series 2011A	b,c	0.21%		04/06/12	8,000,000	8,000,000

Univ Enterprise Refunding & Improvement RB Series 2005A	b,c	0.17%		04/06/12	6,165,000	6,165,000

						94,482,000

Connecticut 0.2%
Connecticut
GO Bonds Series 2005D	b,c	0.21%		04/06/12	3,600,000	3,600,000

Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A1	b	0.20%		04/02/12	3,050,000	3,050,000

						6,650,000

District of Columbia 0.6%
District of Columbia
GO Bonds Series 2008E	a,b,c	0.29%		04/06/12	3,305,000	3,305,000

District of Columbia Water & Sewer Auth
Public Utility Sub Lien Refunding RB Series 2008A	b,c	0.22%		04/06/12	9,360,000	9,360,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A	a,b,c	0.17%		04/06/12	10,890,000	10,890,000

						23,555,000

Florida 5.3%
Collier Cnty Educational Facilities Auth
Limited Obligation RB (Ave Maria Univ) Series 2006	a	0.22%		04/02/12	8,750,000	8,750,000

Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1	a	0.21%		04/06/12	6,400,000	6,400,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B	b,c	0.17%		04/06/12	10,000,000	10,000,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2006C&G	b,c	0.21%		04/06/12	3,375,000	3,375,000

Jacksonville
Transportation Refunding RB Series 2012A	a,b,c	0.20%		04/06/12	5,380,000	5,380,000

Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal HS) Series 2002	a	0.33%		04/06/12	4,945,000	4,945,000

JEA
Electric System RB Series Three 2006A	b,c	0.21%		04/06/12	6,220,000	6,220,000

Water & Sewer System Sub RB Series 2008B1	b	0.18%		04/06/12	23,880,000	23,880,000

Miami-Dade Cnty
Water & Sewer System RB Series 2010	b,c	0.22%		04/06/12	13,000,000	13,000,000

Miami-Dade Cnty IDA
RB (United Way) Series 2008	a	0.20%		04/06/12	11,210,000	11,210,000

RB (Univ of Miami Life Science & Technology Park) Series 2010	a	0.24%		04/06/12	20,000,000	20,000,000

Orlando Utilities Commission
Utility System Refunding RB Series 2009B	b,c	0.20%		04/06/12	14,790,000	14,790,000

Utility System Refunding RB Series 2011A	d	0.30%		10/26/12	5,000,000	5,000,000

 9

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Orlando-Orange Cnty Expressway Auth
RB Series 2007A	a,b,c	0.20%		04/06/12	5,000,000	5,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995	a	0.24%		04/06/12	3,385,000	3,385,000

Refunding RB (Pine Crest Preparatory School) Series 2008	a	0.29%		04/06/12	18,000,000	18,000,000

Polk Cnty
Utility System RB Series 2004A	a,b,c	0.20%		04/06/12	14,305,000	14,305,000

South Florida Water Management District
COP Series 2006	b,c	0.21%		04/06/12	4,000,000	4,000,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007	b,c	0.19%		04/06/12	21,995,000	21,995,000

						199,635,000

Georgia 1.0%
Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.25%		04/06/12	25,000,000	25,000,000

Georgia
GO Bonds Series 2007E	b,c	0.21%		04/06/12	4,623,000	4,623,000

GO Refunding Bonds Series 2005B	b,c	0.21%		04/06/12	1,435,000	1,435,000

Georgia Ports Auth
RB (Garden City Terminal) Series 2007	a	0.18%		04/06/12	1,610,000	1,610,000

Griffin-Spalding Cnty Development Auth
IDRB (Woodland Industries) Series 2007	a	0.24%		04/06/12	3,460,000	3,460,000

						36,128,000

Hawaii 0.1%
Honolulu
GO Bonds Series 2005AC&D	b,c	0.21%		04/06/12	2,320,000	2,320,000

Idaho 0.3%
Shoshone Cnty Industrial Develoment Corp
Recovery Zone Facility RB (Essential Metals Corp) Series 2010A	a	0.24%		04/06/12	11,600,000	11,600,000

Illinois 7.8%
Bloomington
GO Bonds Series 2004	b	0.22%		04/06/12	9,350,000	9,350,000

Bolingbrook
Tax Increment Jr Lien RB Series 2005	a	0.43%		04/06/12	7,425,000	7,425,000

Chicago
GO Bonds (City Colleges of Chicago) Series 1999	b,c	0.25%		04/06/12	5,060,000	5,060,000

GO Bonds Series 2002B3	a	0.26%		04/02/12	4,885,000	4,885,000

GO Project & Refunding Bonds Series 2006A	b,c	0.26%		04/06/12	940,000	940,000

GO Project & Refunding Bonds Series 2007A	b,c	0.22%		04/06/12	15,000,000	15,000,000

GO Refunding Bonds Series 2009A	b,c	0.21%		04/06/12	5,000,000	5,000,000

Chicago Board of Education
Unlimited Tax GO Refunding Bonds Series 2009A2	a	0.16%		04/06/12	5,900,000	5,900,000

Unlimited Tax GO Refunding Bonds Series 2010F	b,c	0.20%		04/06/12	15,370,000	15,370,000

Cook Cnty
RB (Catholic Theological Union) Series 2005	a	0.21%		04/06/12	1,490,000	1,490,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1	a,b,c	0.19%		04/06/12	13,795,000	13,795,000

10

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hopedale
RB (Hopedale Medical Foundation) Series 2009	a	0.24%		04/06/12	4,050,000	4,050,000

Illinois
Sales Tax RB Series October 2011	b,c	0.20%		04/06/12	4,425,000	4,425,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997	a	0.30%		04/06/12	1,185,000	1,185,000

RB (Advocate Health Care) Series 2011B	d	0.31%		10/26/12	11,900,000	11,900,000

RB (Chicago Symphony Orchestra) Series 1994	a	0.18%		04/06/12	15,500,000	15,500,000

RB (Elim Christian Services) Series 2007	a	0.25%		04/06/12	15,000,000	15,000,000

RB (Fenwick High School) Series 2007	a	0.23%		04/06/12	15,635,000	15,635,000

RB (Kohl Children’s Museum) Series 2004	a	0.19%		04/06/12	1,395,000	1,395,000

RB (Lake Forest College) Series 2008	a	0.19%		04/06/12	2,500,000	2,500,000

RB (Lake Forest Country Day School) Series 2005	a	0.19%		04/06/12	3,000,000	3,000,000

RB (Loyola Academy) Series 2007	a	0.19%		04/06/12	11,500,000	11,500,000

RB (Northwestern Memorial Hospital) Series 2007A1	b	0.19%		04/06/12	7,900,000	7,900,000

RB (Northwestern Memorial Hospital) Series 2007A3	b	0.19%		04/06/12	23,300,000	23,300,000

RB (Perspectives Charter School) Series 2003	a	0.24%		04/06/12	4,900,000	4,900,000

RB (Planned Parenthood) Series 2007A	a	0.20%		04/06/12	7,350,000	7,350,000

RB (Provena Health) Series 2010C	a	0.20%		04/02/12	6,900,000	6,900,000

RB (Regency Park at Lincolnwood) Series 1991B	a,b,c	0.19%		04/06/12	1,160,000	1,160,000

RB (Riverside Health System) Series 2004	a	0.20%		04/06/12	9,925,000	9,925,000

RB (The Landing at Plymouth Place) Series 2005B	a	0.42%		04/06/12	10,640,000	10,640,000

RB (Univ of Chicago Medical Center) Series 2009E1	a	0.20%		04/02/12	3,090,000	3,090,000

RB (Univ of Chicago Medical Center) Series 2011C	b,c	0.20%		04/06/12	9,560,000	9,560,000

Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008	a	0.25%		04/06/12	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A	b,c	0.32%		04/06/12	6,665,000	6,665,000

GO Refunding Bonds Series 1999	b,c	0.21%		04/06/12	9,900,000	9,900,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005	a,b,c	0.19%		04/06/12	11,705,000	11,705,000

						291,905,000

Indiana 2.3%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012	a	0.20%		04/06/12	28,500,000	28,500,000

Environmental Refunding RB (Ispat Inland) Series 2005	a	0.23%		04/06/12	9,700,000	9,700,000

Health System RB (Sisters of St. Francis) Series 2009A	b,c	0.25%		04/06/12	10,000,000	10,000,000

Hospital RB (Indiana Univ Health) Series 2011C	a	0.14%		04/06/12	4,845,000	4,845,000

RB (Indiana Univ Health) Series 2011L&M	a,b,c	0.19%		04/06/12	8,500,000	8,500,000

Indiana Health Facility Financing Auth
RB (Memorial Hospital) Series 2004A	a	0.21%		04/06/12	15,180,000	15,180,000

Terre Haute
RB (Westminister Village) Series 2006A	a	0.42%		04/06/12	9,245,000	9,245,000

						85,970,000

Iowa 1.6%
Iowa Finance Auth
Midwestern Disaster Area RB (Archer Daniels Midland) Series 2011		0.19%		04/06/12	16,000,000	16,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.24%		04/06/12	19,000,000	19,000,000

 11

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010	a	0.16%		04/06/12	10,000,000	10,000,000

Pollution Control Facility Refunding RB (MidAmerican Energy) Series 2008B		0.18%		04/06/12	14,000,000	14,000,000

						59,000,000

Kansas 0.1%
Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A	a	0.19%		04/06/12	5,375,000	5,375,000

Kentucky 0.4%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2011B3	d	0.29%		10/26/12	14,300,000	14,300,000

Louisiana 1.1%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.32%		04/06/12	15,000,000	15,000,000

Louisiana Local Government Environmental Facilities & Community Development Auth
Healthcare Facilities Refunding RB (St. James Place of Baton Rouge) Series 2007A	a	0.36%		04/06/12	11,520,000	11,520,000

RB (Louise S. McGehee School) Series 2010	a	0.20%		04/06/12	6,650,000	6,650,000

St. Tammany Parish Development District
RB (BCS Development) Series 2008	a	0.20%		04/06/12	3,525,000	3,525,000

RB (Main St Holdings of Tammany) Series 2006A	a	0.20%		04/06/12	5,320,000	5,320,000

						42,015,000

Maryland 0.9%
Montgomery Cnty
Economic Development RB (Georgetown Preparatory School) Series 2005	a	0.29%		04/06/12	5,745,000	5,745,000

Economic Development RB (Riderwood Village) Series 2004	a	0.19%		04/06/12	4,555,000	4,555,000

RB (George Meany Center For Labor Studies) Series 2004	a	0.32%		04/06/12	5,400,000	5,400,000

Refunding RB (Trinity Health) Series 2011MD	b,c	0.20%		04/06/12	6,665,000	6,665,000

Washington Cnty
RB (LSN\TLS) Series 2003E	a	0.19%		04/06/12	9,965,000	9,965,000

						32,330,000

Massachusetts 0.9%
Massachusetts
GO Refunding Bonds Series 1997B	b	0.20%		04/06/12	7,000,000	7,000,000

GO Refunding Bonds Series 2001C	b	0.17%		04/06/12	2,000,000	2,000,000

GO Refunding Bonds Series 2004A	b,c	0.20%		04/06/12	4,880,000	4,880,000

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	d	0.28%		10/26/12	4,235,000	4,235,000

Massachusetts Development Finance Agency
RB (Assumption College) Series 2002A	a	0.70%		04/06/12	3,010,000	3,010,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B	a	0.24%		04/06/12	4,965,000	4,965,000

Massachusetts Health & Educational Facilities Auth
RB (MIT) Series 2008N	b,c	0.17%		04/06/12	685,000	685,000

RB (Partners HealthCare) Series 2010J1	b,c	0.19%		04/06/12	4,900,000	4,900,000

Massachusetts School Building Auth
GO Dedicated Sales Tax Bonds Series 2007A	b,c	0.20%		04/06/12	785,000	785,000

						32,460,000

12

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Michigan 2.0%
Michigan Finance Auth
Unemployment Obligation Assessment RB Series 2011	a	0.21%		04/06/12	19,000,000	19,000,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	d	0.28%		10/26/12	11,200,000	11,200,000

Refunding RB (Crittenton Hospital Medical Center) Series 2003A	a	0.22%		04/02/12	15,385,000	15,385,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010	a	0.19%		04/06/12	9,500,000	9,500,000

Limited Obligation RB (Legal Aid & Defender Assoc) Series 2007	a	0.21%		04/06/12	11,570,000	11,570,000

Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital) Series 2001	a	0.23%		04/06/12	9,955,000	9,955,000

						76,610,000

Minnesota 0.5%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1	a	0.20%		04/06/12	3,200,000	3,200,000

Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008B	b	0.16%		04/06/12	10,000,000	10,000,000

Roseville
Private School Facility RB (Northwestern College) Series 2002	a	0.20%		04/06/12	4,390,000	4,390,000

						17,590,000

Mississippi 1.0%
Mississippi
GO Bonds (Capital Improvements) Series 2011A	b,c	0.20%		04/06/12	9,210,000	9,210,000

Mississippi Business Finance Corp
RB (200 Renaissance) Series 2008	a	0.20%		04/06/12	11,760,000	11,760,000

RB (PSL North America) Series 2007A	a	0.21%		04/06/12	18,000,000	18,000,000

						38,970,000

Missouri 1.5%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts) Series 2004	a	0.21%		04/06/12	29,560,000	29,560,000

Missouri Highway & Transportation Commission
State Road Bonds Third Lien Series 2005B	a	0.16%		04/06/12	19,875,000	19,875,000

St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007	a	0.22%		04/06/12	6,815,000	6,815,000

						56,250,000

Nebraska 1.4%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011	a	0.20%		04/06/12	21,000,000	21,000,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010	a	0.26%		04/06/12	25,000,000	25,000,000

Washington Cnty
IDRB (Cargill) Series 2010		0.24%		04/06/12	5,000,000	5,000,000

						51,000,000

Nevada 0.4%
Clark Cnty SD
Limited Tax GO Bonds Series 2006B	b,c	0.24%		04/06/12	10,000,000	10,000,000

Limited Tax GO Bonds Series 2006B	b,c	0.26%		04/06/12	6,675,000	6,675,000

						16,675,000

 13

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Hampshire 0.7%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010	a	0.27%		04/06/12	10,000,000	10,000,000

New Hampshire Health & Education Facilities Auth
RB (New London Hospital) Series 2007	a	0.70%		04/06/12	7,505,000	7,505,000

RB (St. Anselm College) Series 2008	a	0.19%		04/06/12	10,000,000	10,000,000

						27,505,000

New Jersey 1.3%
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2005A	b,c	0.19%		04/06/12	100,000	100,000

New Jersey Building Auth
State Building RB Series 2003A1	a	0.16%		04/06/12	12,790,000	12,790,000

State Building RB Series 2003A4	a	0.16%		04/06/12	16,000,000	16,000,000

New Jersey Economic Development Auth
RB (Princeton Montessori Society) Series 2006	a	0.70%		04/06/12	2,940,000	2,940,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K	a,b,c	0.19%		04/06/12	8,520,000	8,520,000

New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2005P	b	0.15%		04/06/12	7,430,000	7,430,000

						47,780,000

New Mexico 1.5%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3	a,b,c	0.20%		04/06/12	12,000,000	12,000,000

Education Loan Bonds Series 2010-2A2	a,b,c	0.20%		04/06/12	29,995,000	29,995,000

Portales
Student Housing RB (CHF-Portales at Eastern NMU) Series 2006A	a	0.75%		04/06/12	13,380,000	13,380,000

						55,375,000

New York 2.6%
New York City
GO Bonds Fiscal 2009 Series J-1	b,c	0.21%		04/06/12	11,325,000	11,325,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1	b,c	0.19%		04/06/12	3,620,000	3,620,000

New York City IDA
Liberty RB (F.C. Hanson Office Assoc) Series 2004	a	0.16%		04/06/12	12,095,000	12,095,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1	b,c	0.20%		04/06/12	2,990,000	2,990,000

Building Aid RB Fiscal 2007 Series S2	b,c	0.20%		04/06/12	1,000,000	1,000,000

Building Aid RB Fiscal 2007 Series S2	b,c	0.23%		04/06/12	12,300,000	12,300,000

Recovery Bonds Fiscal 2003 Series 3G	b	0.17%		04/06/12	14,685,000	14,685,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011	b,c	0.19%		04/06/12	26,550,000	26,550,000

New York State Power Auth
RB Series 2007A	b,c	0.23%		04/06/12	3,625,000	3,625,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series	b,c	0.19%		04/06/12	525,000	525,000

Consolidated Bonds 148th Series	b,c	0.20%		04/06/12	4,900,000	4,900,000

Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998	a	0.29%		04/06/12	6,210,000	6,210,000

						99,825,000

14

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

North Carolina 1.7%
Mecklenburg Cnty
GO Refunding Bonds Series 2009D	d	0.29%		10/26/12	9,490,000	9,490,000

North Carolina Capital Facilities Finance Agency
RB (Elon Univ) Series 2011	a	0.26%		04/06/12	20,000,000	20,000,000

North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health) Series 2006	a,b,c	0.20%		04/06/12	19,100,000	19,100,000

Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina) Series 2008B2	a	0.17%		04/06/12	4,795,000	4,795,000

Hospital Refunding RB (Cone Health) Series 2011B	d	0.31%		10/26/12	5,000,000	5,000,000

Hospital Refunding RB (Wayne Memorial Hospital) Series 2009	a	0.17%		04/06/12	5,000,000	5,000,000

						63,385,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B	a	0.20%		04/06/12	7,000,000	7,000,000

Ohio 1.1%
Bellefontaine
Refunding RB (Mary Rutan Hospital) Series 2005	a	0.21%		04/06/12	9,125,000	9,125,000

Franklin Cnty
RB (Children’s Hospital) Series 1992B	b	0.25%		04/06/12	2,500,000	2,500,000

Hocking Technical College District
COP Series 2008	a	0.21%		04/06/12	7,715,000	7,715,000

Ohio
Hospital Refunding RB (Cleveland Clinic) Series 2009A	b,c	0.19%		04/06/12	2,300,000	2,300,000

Ohio Higher Educational Facility Commission
Hospital RB (Univ Hospitals Health) Series 2007A	a,b,c	0.29%		04/06/12	5,900,000	5,900,000

Rickenbacker Port Auth
Economic Development RB (YMCA of Central Ohio) Series 2002	a	0.19%		04/06/12	10,280,000	10,280,000

Wood Cnty
Refunding & Improvement RB (Wood Cnty Hospital) Series 2008	a	0.21%		04/06/12	4,695,000	4,695,000

						42,515,000

Oregon 1.1%
Astoria Hospital Facilities Auth
Hospital RB (Columbia Memorial) Series 2007	a	0.21%		04/06/12	17,005,000	17,005,000

Oregon
Business Development RB (Sage Hollow Ranch) Series 223	a	0.20%		04/06/12	3,000,000	3,000,000

Veterans’ Welfare GO Bonds Series 88B	b	0.20%		04/02/12	5,200,000	5,200,000

Salem Hospital Facility Auth
RB (Capital Manor) Series 2006	a	0.44%		04/06/12	5,380,000	5,380,000

Refunding RB (Capital Manor) Series 2004	a	0.44%		04/06/12	12,025,000	12,025,000

						42,610,000

Pennsylvania 3.7%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010C	b,c	0.19%		04/06/12	7,000,000	7,000,000

Berks Cnty Municipal Auth
RB (Phoebe-Devitt Homes) Series 2008A	a	0.42%		04/06/12	21,710,000	21,710,000

Butler Cnty IDA
Refunding RB (Concordia Lutheran Health & Human Care) Series 2008A	a	0.17%		04/06/12	4,125,000	4,125,000

 15

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Chester Cnty IDA
RB (Archdiocese of Philadelphia) Series 2001	a	0.16%		04/06/12	5,500,000	5,500,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A	a	0.21%		04/06/12	4,000,000	4,000,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1	b,c	0.19%		04/06/12	5,000,000	5,000,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009	a	0.24%		04/06/12	6,935,000	6,935,000

Monroe Cnty Hospital Auth
Hospital RB (Pocono Medical Center) Series 2002B	a	0.20%		04/06/12	12,075,000	12,075,000

Montgomery Cnty IDA
RB (Waverly Heights) Series 2009	a	0.20%		04/06/12	5,350,000	5,350,000

Owen J. Roberts SD
GO Notes Series 2006	b,c	0.20%		04/06/12	1,625,000	1,625,000

Pennsylvania
GO Bonds First Series 2011	b,c	0.20%		04/06/12	7,995,000	7,995,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C	b,c	0.29%		04/06/12	3,000,000	3,000,000

Pennsylvania State Turnpike Commission
Motor License Fund Turnpike Sub Special RB Series 2011B	b,c	0.23%		04/06/12	3,350,000	3,350,000

Registration Fee Refunding RB Series 2005A	a,b,c	0.20%		04/06/12	6,905,000	6,905,000

Philadelphia
GO Refunding Bonds Series 2009B	a	0.16%		04/06/12	5,600,000	5,600,000

Water & Wastewater RB Series 1997B	a	0.17%		04/06/12	28,400,000	28,400,000

Philadelphia SD
GO Refunding Bonds Series 2010F	a	0.20%		04/06/12	2,490,000	2,490,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.18%		04/06/12	1,200,000	1,200,000

Univ of Pittsburgh
Capital Project Bonds Series 2005A	b,c	0.21%		04/06/12	6,665,000	6,665,000

Capital Project Bonds Series 2009B	b,c	0.19%		04/06/12	290,000	290,000

						139,215,000

Puerto Rico 0.0%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	b,c	0.26%		04/06/12	610,000	610,000

South Carolina 0.6%
South Carolina Jobs Economic Development Auth
RB (Ashley Hall) Series 2007	a	0.29%		04/06/12	16,100,000	16,100,000

South Carolina Public Service Auth
Revenue Obligations Series 2007A	b,c	0.20%		04/06/12	6,780,000	6,780,000

						22,880,000

South Dakota 0.0%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2009A	b	0.17%		04/06/12	590,000	590,000

Tennessee 2.0%
Chattanooga
Electric System RB Series 2008A	b,c	0.19%		04/06/12	1,200,000	1,200,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007	b,c	0.21%		04/06/12	11,305,000	11,305,000

16

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Clarksville Public Building Auth
Pooled Financing RB (TN Municipal Bond Fund) Series 1995	a	0.32%		04/06/12	8,935,000	8,935,000

Pooled Financing RB (TN Municipal Bond Fund) Series 1997	a	0.32%		04/06/12	7,760,000	7,760,000

Pooled Financing RB (TN Municipal Bond Fund) Series 1999	a	0.32%		04/06/12	7,270,000	7,270,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2001A	a,b,c	0.20%		04/06/12	800,000	800,000

Metro Government of Nashville & Davidson Cnty IDB
IDRB (YMCA) Series 1998	a	0.47%		04/06/12	11,285,000	11,285,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (TN Cnty Loan Pool) Series 1995	a,c	0.32%		04/06/12	4,820,000	4,820,000

Pooled Financing RB (TN Cnty Loan Pool) Series 1997	a	0.32%		04/06/12	400,000	400,000

Wilson Cnty Sports Auth
Infrastructure RB Series 1999	a	0.18%		04/06/12	20,300,000	20,300,000

						74,075,000

Texas 7.2%
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008	b,c	0.22%		04/06/12	7,600,000	7,600,000

Sr Lien Sales Tax Refunding RB Series 2007	b,c	0.21%		04/06/12	4,465,000	4,465,000

Del Valle ISD
Unlimited GO Bonds Series 2007	a,b,c	0.22%		04/06/12	11,015,000	11,015,000

El Paso Cnty Hospital District
Combination Tax & Revenue Certificates of Obligation Series 2005	b,c	0.33%		04/06/12	9,570,000	9,570,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B	a,b,c	0.19%		04/06/12	6,000,000	6,000,000

Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A	b,c	0.29%		04/06/12	5,500,000	5,500,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Baylor College of Medicine) Series 2007B	a	0.20%		04/02/12	9,090,000	9,090,000

Refunding RB (St. Luke’s Episcopal Health System) Series 2008A	b	0.30%		04/06/12	16,000,000	16,000,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A	b,c	0.19%		04/06/12	4,500,000	4,500,000

Sales & Use Tax Bonds Series 2011A	b,c	0.26%		04/06/12	7,745,000	7,745,000

Houston Combined Utility System
First Lien RB Series 2011D	b,c	0.19%		04/06/12	3,750,000	3,750,000

Houston Community College System
Maintenance Tax Notes Series 2008	b,c	0.25%		04/06/12	4,100,000	4,100,000

Houston ISD
Limited Tax GO Bonds Series 2008	a,b,c	0.22%		04/06/12	9,900,000	9,900,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009	a,b,c	0.20%		04/06/12	14,620,000	14,620,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (CP&L) Series 2001A	a,b,c	0.20%		04/06/12	7,500,000	7,500,000

Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008	a	0.20%		04/06/12	1,200,000	1,200,000

Northside ISD
Unlimited Tax GO Bonds Series 2003	a,b,c	0.19%		04/06/12	6,325,000	6,325,000

Northwest ISD
Unlimited Tax Refunding Bonds Series 2005	a,b,c	0.17%		04/06/12	19,480,000	19,480,000

Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A4	a,b,c	0.20%		04/06/12	41,215,000	41,215,000

San Antonio
Electric & Gas System RB New Series 2005	b,c	0.25%		04/06/12	10,270,000	10,270,000

 17

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Health Care) Series 2011B	d	0.32%		10/26/12	2,500,000	2,500,000

RB (Texas Health Resources) Series 2007B	b,c	0.29%		04/06/12	5,625,000	5,625,000

RB (Texas Health Resources) Series 2008A		0.16%		04/06/12	16,500,000	16,500,000

Refunding RB (Texas Health Resources) Series 2007A	b,c	0.25%		04/06/12	5,790,000	5,790,000

Texas
GO Bonds Series 2010C	b	0.23%		04/06/12	22,700,000	22,700,000

Texas A&M Univ
Revenue Financing System Bonds Series 2010B	b,c	0.21%		04/06/12	1,500,000	1,500,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2006B	b	0.15%		04/06/12	1,000,000	1,000,000

State Highway Fund First Tier RB Series 2007	b,c	0.25%		04/06/12	11,745,000	11,745,000

Univ of Houston
Consolidated Refunding RB Series 2008	b,c	0.29%		04/06/12	5,540,000	5,540,000

						272,745,000

Utah 0.6%
Intermountain Power Agency
Power Supply Refunding RB Series 2003A	b,c	0.29%		04/06/12	6,450,000	6,450,000

Utah Cnty
Hospital RB (IHC Health Services) Series 2002B	b	0.17%		04/06/12	10,000,000	10,000,000

Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A	a	0.24%		04/06/12	6,250,000	6,250,000

						22,700,000

Vermont 0.0%
Vermont Educational & Health Buildings Financing Agency
RB (Brattleboro Retreat) Series 2011A	a	0.18%		04/06/12	1,000,000	1,000,000

Virginia 0.8%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2010A1	d	0.31%		10/26/12	6,000,000	6,000,000

Henrico Economic Development Auth
Residential Care Facility RB (Westminster-Canterbury) Series 2008	a	0.21%		04/06/12	11,310,000	11,310,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C	d	0.31%		10/26/12	9,250,000	9,250,000

Virginia College Building Auth
Educational Facilities RB Series 2006A	b,c	0.21%		04/06/12	4,354,000	4,354,000

						30,914,000

Washington 1.4%
Everett Public Facilities District
RB Series 2007	a	0.15%		04/06/12	5,600,000	5,600,000

Washington
GO Refunding Bonds Series R2010B	b,c	0.25%		04/06/12	6,065,000	6,065,000

Motor Vehicle Fuel Tax GO Bonds Series 2005C	b,c	0.25%		04/06/12	2,990,000	2,990,000

Motor Vehicle Fuel Tax GO Bonds Series 2006E	b,c	0.25%		04/06/12	11,925,000	11,925,000

Motor Vehicle Fuel Tax GO Bonds Series 2012C	b,c	0.19%		04/06/12	5,030,000	5,030,000

Washington Health Care Facilities Auth
RB (Fred Hutchinson Cancer Research Center) Series 2009A	a,b,c	0.20%		04/06/12	14,995,000	14,995,000

RB (Swedish Health Services) Series 2009B	a	0.17%		04/06/12	7,350,000	7,350,000

						53,955,000

18

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

West Virginia 0.4%
West Virginia Hospital Finance Auth
Refunding & RB (Charleston Area Medical Center) Series 2009A	a,b,c	0.20%		04/06/12	15,530,000	15,530,000

Wisconsin 1.5%
Milwaukee Redevelopment Auth
Redevelopment Lease RB (Univ of Wisconsin) Series 2005	a	0.19%		04/06/12	4,000,000	4,000,000

Refunding RB (YMCA of Metropolitan Milwaukee) Series 2010	a	0.19%		04/06/12	19,025,000	19,025,000

Wisconsin
General Fund Annual Appropriation Bonds Series 2009A	b,c	0.21%		04/06/12	12,500,000	12,500,000

GO Bonds Series 2011A	b,c	0.20%		04/06/12	10,000,000	10,000,000

Wisconsin Health & Educational Facilities Auth
RB (St. Norbert College) Series 2008	a	0.19%		04/06/12	5,960,000	5,960,000

Refunding RB (Concordia Univ) Series 2009	a	0.19%		04/06/12	2,300,000	2,300,000

Refunding RB (Lawrence Univ) Series 2009	a	0.19%		04/06/12	1,910,000	1,910,000

						55,695,000

Total Variable-Rate Securities
(Cost $2,695,912,000)						2,695,912,000

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $3,695,646,946.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,191,110,000 or 31.6% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $78,875,000 or 2.1% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’administrator and investment manager have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reaasonably reflect fair market value. Among other things,these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 19

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47707MAR12

20

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

27.6%	Fixed-Rate Securities	583,694,998	583,694,998
71.9%	Variable-Rate Securities	1,519,855,000	1,519,855,000

99.5%	Total Investments	2,103,549,998	2,103,549,998
0.5%	Other Assets and Liabilities, Net		10,196,553

100.0%	Net Assets		2,113,746,551

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 27.6% of net assets

New York 27.6%
Albany Cnty
BAN 2011		1.25%		09/21/12	7,886,369	7,915,301

Amherst
BAN 2011		1.25%		07/19/12	10,290,000	10,315,628

Amityville UFSD
TAN 2011-2012		1.25%		06/28/12	12,750,000	12,778,158

Greene Cnty
BAN 2012		1.00%		03/29/13	10,000,000	10,062,157

Maine-Endwell CSD
BAN 2011		1.25%		06/28/12	9,600,000	9,614,680

Metropolitan Transportation Auth
State Service Contract Bonds Series 2002B		5.50%		01/01/13	440,000	457,115

Transportation RB Series 2008B1		2.00%		11/15/12	7,040,000	7,107,713

Transportation Revenue BAN Series CP2A	a	0.11%		07/10/12	11,000,000	11,000,000

Transportation Revenue BAN Series CP2B	a	0.14%		04/16/12	48,000,000	48,000,000

Transportation Revenue BAN Series CP2B	a	0.16%		05/17/12	29,100,000	29,100,000

Transportation Revenue BAN Series CP2B	a	0.20%		06/13/12	19,300,000	19,300,000

Transportation Revenue BAN Series CP2C	a	0.15%		08/07/12	28,500,000	28,500,000

Nassau Health Care Corp
Bonds Series 2009C2	a	0.12%		04/07/12	2,500,000	2,500,000

New York City
GO Bonds Fiscal 2003 Series A		4.40%		08/01/12	100,000	101,325

GO Bonds Fiscal 2003 Series C		5.50%		08/01/12	475,000	483,184

GO Bonds Fiscal 2004 Series G		5.00%		08/01/12	110,000	111,694

GO Bonds Fiscal 2004 Series I		4.50%		08/01/12	3,140,000	3,184,823

GO Bonds Fiscal 2005 Series E		5.00%		11/01/12	885,000	909,343

GO Bonds Fiscal 2005 Series H		5.00%		08/01/12	750,000	761,407

 1

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2005 Series M		5.00%		04/01/12	110,000	110,000

GO Bonds Fiscal 2006 Series A		5.00%		08/01/12	200,000	203,111

GO Bonds Fiscal 2006 Series G		5.00%		08/01/12	585,000	594,103

GO Bonds Fiscal 2007 Series A		5.00%		08/01/12	100,000	101,462

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/13	525,000	543,481

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/12	1,125,000	1,142,536

GO Bonds Fiscal 2008 Series C1		5.00%		10/01/12	150,000	153,490

GO Bonds Fiscal 2008 Series D		5.00%		12/01/12	415,000	427,950

GO Bonds Fiscal 2008 Series E		5.00%		08/01/12	150,000	152,292

GO Bonds Fiscal 2008 Series G		5.00%		08/01/12	100,000	101,564

GO Bonds Fiscal 2009 Series A1		5.00%		08/15/12	185,000	188,200

GO Bonds Fiscal 2009 Series I1		2.50%		04/01/12	200,000	200,000

GO Bonds Fiscal 2010 Series C		5.00%		08/01/12	235,000	238,625

GO Bonds Fiscal 2010 Series E		3.00%		08/01/12	1,150,000	1,160,390

GO Bonds Fiscal 2010 Series F		2.00%		08/01/12	100,000	100,529

GO Bonds Fiscal 2011 Series B		4.00%		08/01/12	450,000	455,351

New York City Municipal Water Finance Auth
CP Series 6		0.23%		06/07/12	35,000,000	35,000,000

Water & Sewer System RB Fiscal 2003 Series D		5.00%		06/15/12	100,000	100,948

Water & Sewer System RB Fiscal 2004 Series B		5.00%		06/15/12	300,000	302,889

Water & Sewer System RB Fiscal 2008 Series C		5.00%		06/15/12	300,000	302,884

New York City Transitional Finance Auth
Future Tax Secured Refunding Bonds Fiscal 2004 Series D2		5.00%		11/01/12	750,000	770,672

Future Tax Secured Sub Bonds Fiscal 2007 Series A1		5.00%		08/01/12	880,000	893,568

Future Tax Secured Sub Bonds Fiscal 2010 Series D		5.00%		11/01/12	100,000	102,701

Future Tax Secured Sub Bonds Fiscal 2011 Series B3		2.00%		11/01/12	500,000	504,364

New York Liberty Development Corp
Liberty Refunding RB (World Trade Center Towers 3&4) Series 2011A	a	0.28%		11/08/12	800,000	800,000

New York State
GO Refunding Bonds Series 2005C		4.00%		04/15/12	950,000	951,226

New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2010		4.00%		07/01/12	500,000	504,550

CP (Cornell Univ)		0.13%		05/09/12	5,845,000	5,845,000

CP (Cornell Univ)		0.17%		05/09/12	20,000,000	20,000,000

CP (Cornell Univ)		0.14%		06/06/12	7,655,000	7,655,000

Mental Health Services Facilities Improvement RB Series 2005A		4.25%		02/15/13	250,000	258,382

Mental Health Services Facilities Improvement RB Series 2007D		5.00%		08/15/12	320,000	325,493

Mental Health Services Facilities Improvement RB Series 2009A1		5.00%		02/15/13	2,500,000	2,602,440

Mental Health Services Facilities RB Series 1996B		6.00%		08/15/12	200,000	203,961

RB (NYU) Series 2009A	b,c	0.30%		12/20/12	25,145,000	25,145,000

Refunding RB (Consolidated Service Contract) Series 2009A		3.00%		07/01/12	600,000	603,693

State Personal Income Tax RB Series 2005F		5.00%		03/15/13	525,000	548,516

State Personal Income Tax RB Series 2006C		5.00%		12/15/12	340,000	351,193

State Personal Income Tax RB Series 2007A		4.25%		03/15/13	100,000	103,628

State Personal Income Tax RB Series 2008A		4.00%		03/15/13	645,000	667,819

State Personal Income Tax RB Series 2008A		5.00%		03/15/13	100,000	104,371

State Personal Income Tax Refunding RB Series 2008B		5.00%		03/15/13	150,000	156,555

2

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Environmental Facilities Corp
State Personal Income Tax RB Series 2004A		5.25%		12/15/12	100,000	103,442

New York State Power Auth
CP Series 1		0.11%		04/04/12	10,000,000	10,000,000

CP Series 1		0.10%		04/19/12	13,473,000	13,473,000

CP Series 1		0.15%		08/07/12	27,584,000	27,584,000

CP Series 1		0.22%	06/14/12	12/11/12	4,000,000	4,000,000

CP Series 2		0.14%		06/15/12	16,585,000	16,585,000

New York State Thruway Auth
General Revenue BAN Series 2011A		2.00%		07/12/12	2,000,000	2,009,943

State Personal Income Tax RB Series 2010A		5.00%		03/15/13	200,000	208,802

State Personal Income Tax RB Series 2003A		3.50%		03/15/13	600,000	618,251

New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2003B1		4.00%		06/01/12	250,000	251,410

Asset-Backed RB Series 2008A		4.00%		06/01/12	1,000,000	1,005,844

Asset-Backed RB Series 2008B		5.00%		06/01/12	3,440,000	3,465,476

New York State Urban Development Corp
Service Contract Refunding RB Series 2005A		5.00%		01/01/13	1,500,000	1,553,387

Service Contract Refunding RB Series 2007A		5.00%		01/01/13	1,875,000	1,941,520

Service Contract Refunding RB Series 2008D		4.00%		01/01/13	955,000	981,465

Service Contract Refunding RB Series 2010B		5.00%		01/01/13	8,205,000	8,495,377

State Personal Income Tax RB Series 2007C		4.50%		03/15/13	350,000	363,880

State Personal Income Tax RB Series 2008A1		4.00%		12/15/12	200,000	205,210

State Personal Income Tax RB Series 2009C		5.00%		12/15/12	185,000	191,062

State Personal Income Tax RB Series 2011A		5.00%		03/15/13	445,000	464,892

North Hempstead
BAN 2012A	d	1.00%		04/10/13	12,701,000	12,790,796

North Tonawanda SD
BAN 2011		1.25%		09/20/12	4,964,000	4,984,141

Oceanside UFSD
TAN 2011-2012		1.25%		06/14/12	20,000,000	20,037,864

Plainedge UFSD
TAN 2011		1.25%		06/28/12	13,000,000	13,024,886

Plattsburgh City SD
GO BAN 2011		1.50%		06/29/12	7,064,388	7,081,125

Port Auth of New York & New Jersey
Consolidated Bonds 154th Series		5.00%		09/01/12	115,000	117,116

CP Series B		0.20%		05/01/12	8,115,000	8,115,000

Rensselaer Cnty
GO BAN 2011		1.50%		08/17/12	10,763,000	10,800,112

Rochester
BAN Series 2011-II		1.00%		08/16/12	4,390,000	4,398,988

Seaford UFSD
BAN 2011		2.00%		07/13/12	4,000,000	4,015,996

Tarrytowns UFSD
BAN 2012		1.00%		02/15/13	10,400,000	10,464,281

Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2008A		5.00%		11/15/12	180,000	185,116

General RB (MTA Bridges & Tunnels) Series 2009A1		4.00%		11/15/12	25,225,000	25,789,535

General Refunding RB Series 2002B		5.25%		11/15/12	100,000	103,012

Ulster Cnty
BAN 2011		1.50%		06/08/12	7,500,000	7,515,528

 3

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Vestal
BAN 2011		1.50%		05/18/12	10,316,000	10,326,386

Watertown SD
BAN 2011		1.25%		07/26/12	15,975,000	16,011,415

Westhill CSD
GO BAN 2011		1.25%		07/27/12	21,500,000	21,551,275

Total Fixed-Rate Securities
(Cost $583,694,998)						583,694,998

Variable-Rate Securities 71.9% of net assets

New York 70.4%
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B	a	0.24%		04/06/12	3,690,000	3,690,000

Brookhaven IDA
Civic Facility RB (Methodist Retirement Community Development Corp) Series 2001	a	0.19%		04/06/12	3,750,000	3,750,000

Chautauqua Cny IDA
Civic Facility RB (Jamestown Center City Development Corp) Series 2000A	a	0.21%		04/06/12	11,010,000	11,010,000

Colonie Local Development Corp
RB (Shaker Point at Carondelet) Series 2011	a	0.19%		04/06/12	10,000,000	10,000,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008	a	0.20%		04/06/12	13,965,000	13,965,000

Hempstead IDA
Civic Facility RB (Hebrew Academy of the Five Towns & Rockaway Civic Facility) Series 2006	a	0.40%		04/06/12	9,370,000	9,370,000

Lancaster IDA
Civic Facility RB (2000 GreenField Manor)	a	0.21%		04/06/12	9,735,000	9,735,000

Madison Cnty IDA
Civic Facility RB (Colgate Univ) Series 2005A	a,b,c	0.19%		04/06/12	11,845,000	11,845,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B1	a	0.16%		04/06/12	10,000,000	10,000,000

Dedicated Tax Fund Bonds Series 2004B2	b,c	0.19%		04/06/12	8,055,000	8,055,000

Dedicated Tax Fund Bonds Series 2006A	b,c	0.18%		04/06/12	7,855,000	7,855,000

Dedicated Tax Fund Bonds Series 2006A	b,c	0.27%		04/06/12	3,740,000	3,740,000

Dedicated Tax Fund Refunding Bonds Series 2008A1	a	0.23%		04/06/12	20,875,000	20,875,000

Transportation RB Series 2005B	a,b,c	0.19%		04/06/12	4,995,000	4,995,000

Transportation RB Series 2007A	a,b,c,e	0.22%		04/06/12	26,000,000	26,000,000

Transportation Refunding RB Series 2002G1	a	0.16%		04/06/12	42,000,000	42,000,000

Monroe Cnty IDA
Civic Facility RB (Cherry Ridge Apts) Series 2005	a	0.17%		04/06/12	2,800,000	2,800,000

Civic Facility RB (Glen at Cherry Ridge) Series 2005	a	0.17%		04/06/12	13,610,000	13,610,000

Civic Facility RB Series 2004	a	0.29%		04/06/12	1,660,000	1,660,000

RB (Univ of Rochester) Series 2011A&B	a,b,c	0.20%		04/06/12	7,515,000	7,515,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008D1	b,e	0.28%		04/06/12	36,000,000	36,000,000

Nassau Cnty Local Economic Assistance Corp
RB Series 2011A	a	0.18%		04/06/12	5,000,000	5,000,000

New York City
GO Bonds Fiscal 1994 Series A6	a	0.24%		04/06/12	3,300,000	3,300,000

GO Bonds Fiscal 1995 Series F6	a	0.17%		04/06/12	50,000	50,000

GO Bonds Fiscal 2003 Series C3A	b	0.16%		04/06/12	41,715,000	41,715,000

4

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2003 Series C3B	b	0.18%		04/06/12	27,000,000	27,000,000

GO Bonds Fiscal 2003 Series C4	a	0.17%		04/06/12	36,500,000	36,500,000

GO Bonds Fiscal 2004 Series H3	a	0.14%		04/06/12	19,000,000	19,000,000

GO Bonds Fiscal 2004 Series J	b,c	0.19%		04/06/12	7,670,000	7,670,000

GO Bonds Fiscal 2005 Series G	b,c	0.19%		04/06/12	7,555,000	7,555,000

GO Bonds Fiscal 2005 Series J	b,c	0.19%		04/06/12	7,015,000	7,015,000

GO Bonds Fiscal 2005 Series O	b,c	0.21%		04/06/12	7,000,000	7,000,000

GO Bonds Fiscal 2006 Series F4B	a	0.15%		04/06/12	5,300,000	5,300,000

GO Bonds Fiscal 2006 Series I5	a	0.21%		04/02/12	10,100,000	10,100,000

GO Bonds Fiscal 2006 Series I6	a	0.21%		04/02/12	5,660,000	5,660,000

GO Bonds Fiscal 2008 Series E	b,c	0.20%		04/06/12	18,695,000	18,695,000

GO Bonds Fiscal 2008 Series J10	a	0.16%		04/06/12	12,000,000	12,000,000

GO Bonds Fiscal 2008 Series J9	b	0.17%		04/06/12	4,820,000	4,820,000

GO Bonds Fiscal 2008 Series L1	b,c	0.19%		04/06/12	6,660,000	6,660,000

GO Bonds Fiscal 2008 Series L3	b	0.20%		04/02/12	1,195,000	1,195,000

GO Bonds Fiscal 2009 Series B3	a	0.17%		04/06/12	5,110,000	5,110,000

GO Bonds Fiscal 2009 Series I1	b,c	0.19%		04/06/12	14,740,000	14,740,000

GO Bonds Fiscal 2009 Series J-1	b,c	0.21%		04/06/12	11,900,000	11,900,000

New York City Health & Hospitals Corp
Health System Bonds Series 2008C	a	0.16%		04/06/12	3,200,000	3,200,000

Health System Bonds Series 2008E	a	0.21%		04/06/12	18,000,000	18,000,000

New York City Housing Development Corp
M/F Housing RB (James Tower) Series 2002A	a	0.15%		04/06/12	3,000,000	3,000,000

M/F Housing RB Series 2009C1	b,c	0.19%		04/06/12	9,000,000	9,000,000

M/F Housing RB Series 2010B	b,c	0.21%		04/06/12	27,920,000	27,920,000

M/F Mortgage RB (101 Ave D Apts) Series 2010A	a	0.26%		04/06/12	15,000,000	15,000,000

M/F Rental Housing RB (90 Washington St) Series 2005A	a	0.15%		04/06/12	18,800,000	18,800,000

M/F Rental RB (Related-Monterey) Series 1997A	a	0.15%		04/06/12	6,100,000	6,100,000

New York City IDA
Liberty RB (F.C. Hanson Office Assoc) Series 2004	a	0.16%		04/06/12	3,415,000	3,415,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2003 Series E	b,c	0.19%		04/06/12	4,995,000	4,995,000

Water & Sewer System RB Fiscal 2005 Series D	b,c	0.19%		04/06/12	8,895,000	8,895,000

Water & Sewer System RB Fiscal 2005 Series D	b,c	0.35%		04/06/12	5,800,000	5,800,000

Water & Sewer System RB Fiscal 2006 Series A	a,b,c	0.17%		04/06/12	9,935,000	9,935,000

Water & Sewer System RB Fiscal 2006 Series A	b,c	0.19%		04/06/12	22,920,000	22,920,000

Water & Sewer System RB Fiscal 2006 Series AA1	b	0.21%		04/02/12	3,475,000	3,475,000

Water & Sewer System RB Fiscal 2006 Series D	b,c	0.25%		04/06/12	13,000,000	13,000,000

Water & Sewer System RB Fiscal 2007 Series A	b,c	0.25%		04/06/12	14,750,000	14,750,000

Water & Sewer System RB Fiscal 2008 Series B4	b	0.16%		04/06/12	1,875,000	1,875,000

Water & Sewer System RB Fiscal 2011 Series HH	b,c	0.16%		04/06/12	5,000,000	5,000,000

Water & Sewer System RB Fiscal 2011 Series HH	b,c	0.24%		04/06/12	14,700,000	14,700,000

Water & Sewer System RB Fiscal 2012 Series A1	b	0.20%		04/02/12	3,345,000	3,345,000

Water & Sewer System RB Fiscal 2012 Series BB	b,c	0.16%		04/06/12	11,765,000	11,765,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2	b,c	0.20%		04/06/12	7,090,000	7,090,000

Building Aid RB Fiscal 2009 Series S4	a,b,c	0.20%		04/06/12	16,435,000	16,435,000

Building Aid RB Fiscal 2009 Series S5	a,b,c	0.20%		04/06/12	15,645,000	15,645,000

Future Tax Secured Bonds Fiscal 2010 Series A1	b,c	0.19%		04/06/12	11,000,000	11,000,000

 5

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Future Tax Secured Refunding Sr Bonds Fiscal 2003 Series A2	a	0.19%		04/02/12	9,000,000	9,000,000

Future Tax Secured Sub Bonds Fiscal 2007 Series C1	b,c	0.35%		04/06/12	6,000,000	6,000,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1	b,c	0.19%		04/06/12	3,750,000	3,750,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1	b,c	0.20%		04/06/12	2,800,000	2,800,000

Recovery Bonds Fiscal 2003 Series 2C	b	0.16%		04/06/12	7,000,000	7,000,000

Recovery Bonds Fiscal 2003 Series 2D	b	0.21%		04/06/12	2,500,000	2,500,000

Recovery Bonds Fiscal 2003 Series 3G	b	0.17%		04/06/12	4,665,000	4,665,000

Recovery Bonds Fiscal 2003 Series 3H	b	0.18%		04/02/12	7,655,000	7,655,000

New York City Trust for Cultural Resources
RB (Lincoln Center for the Performing Arts) Series 2008B1	a	0.17%		04/06/12	8,100,000	8,100,000

Refunding RB (American Museum of Natural History) Series 2004A	b,c	0.20%		04/06/12	3,745,000	3,745,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011	b,c	0.19%		04/06/12	6,380,000	6,380,000

Liberty RB (1 World Trade Center) Series 2011	b,c	0.24%		04/06/12	21,850,000	21,850,000

New York State Dormitory Auth
RB (Catholic Health) Series 2006B	a	0.18%		04/06/12	9,410,000	9,410,000

RB (Cornell Univ) Series 2006A	b,c	0.29%		04/06/12	9,865,000	9,865,000

RB (Cornell Univ) Series 2009A	b,c	0.25%		04/06/12	5,025,000	5,025,000

RB (Culinary Institute of America) Series 2004C	a	0.15%		04/06/12	12,800,000	12,800,000

RB (Culinary Institute of America) Series 2004D	a	0.15%		04/06/12	11,950,000	11,950,000

RB (Highland Community Development Corp) Series 1994B	a	0.15%		04/06/12	8,700,000	8,700,000

RB (New York Law School) Series 2009	a	0.19%		04/06/12	7,200,000	7,200,000

RB (North Shore-Long Island Jewish) Series 2009B	a	0.16%		04/06/12	22,950,000	22,950,000

RB (NYC Public Library) Series 1999A	a	0.17%		04/06/12	1,000,000	1,000,000

RB (NYU) Series 2007A	b,c	0.26%		04/06/12	5,600,000	5,600,000

RB (NYU) Series 2009A	b,c	0.19%		04/06/12	2,555,000	2,555,000

RB (Univ of Rochester) Series 2003C	a	0.18%		04/06/12	26,660,000	26,660,000

State Personal Income Tax RB Series 2005F	b,c	0.19%		04/06/12	11,930,000	11,930,000

State Personal Income Tax RB Series 2006C	b,c	0.25%		04/06/12	7,245,000	7,245,000

State Personal Income Tax RB Series 2007A	b,c	0.19%		04/06/12	3,000,000	3,000,000

State Personal Income Tax RB Series 2009A	b,c	0.19%		04/06/12	2,500,000	2,500,000

State Personal Income Tax RB Series 2010F	b,c	0.29%		04/06/12	5,000,000	5,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3	a	0.17%		04/06/12	15,820,000	15,820,000

New York State Environmental Facilities Corp
State Revolving Funds RB Series 2010C	b,c	0.19%		04/06/12	6,600,000	6,600,000

New York State HFA
Housing RB (100 Maiden Lane) Series 2004A	a	0.20%		04/06/12	25,390,000	25,390,000

Housing RB (160 W 62nd St) Series 2011A1	a	0.17%		04/06/12	15,210,000	15,210,000

Housing RB (2180 Broadway) Series 2011A	a	0.20%		04/06/12	10,000,000	10,000,000

Housing RB (600 W 42nd St) Series 2009A	a	0.15%		04/06/12	102,160,000	102,160,000

Housing RB (College Arms Apts) Series 2008A	a	0.15%		04/06/12	6,995,000	6,995,000

Housing RB (Normandie Court I) Series 1991A	a	0.20%		04/06/12	14,000,000	14,000,000

Housing RB (North End Ave) Series 2004A	a	0.17%		04/06/12	2,300,000	2,300,000

Housing RB (Related-Taconic W17th St) Series 2009A	a	0.14%		04/06/12	2,400,000	2,400,000

Service Contract Refunding RB Series 2003M2	a	0.30%		04/06/12	3,250,000	3,250,000

New York State Local Government Assistance Corp
Refunding Bonds Series 1993E	b,c	0.25%		04/06/12	3,500,000	3,500,000

6

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Power Auth
RB Series 2007A	b,c	0.23%		04/06/12	3,210,000	3,210,000

New York State Thruway Auth
2nd General Highway and Bridge Trust Fund Bonds	b,c	0.19%		04/06/12	2,000,000	2,000,000

General RB Series H	a,b,c	0.17%		04/06/12	19,495,000	19,495,000

New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2003A1C	b,c	0.21%		04/06/12	4,795,000	4,795,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C	b	0.20%		04/06/12	7,000,000	7,000,000

State Personal Income Tax RB Series 2005B	b,c	0.19%		04/06/12	9,195,000	9,195,000

State Personal Income Tax RB Series 2009A1	b,c	0.19%		04/06/12	4,995,000	4,995,000

Niagara Cnty IDA
Civic Facility RB (Niagara Univ) Series 2001B	a	0.17%		04/06/12	5,000,000	5,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series	a,b,c	0.17%		04/06/12	5,215,000	5,215,000

Consolidated Bonds 144th Series	b,c	0.19%		04/06/12	750,000	750,000

Consolidated Bonds 148th Series	b,c	0.20%		04/06/12	8,230,000	8,230,000

Consolidated Bonds 148th Series	b,c,e	0.20%		04/06/12	36,350,000	36,350,000

Consolidated Bonds 148th Series	b,c	0.34%		04/06/12	13,000,000	13,000,000

Consolidated Bonds 160th Series	b,c	0.19%		04/06/12	1,875,000	1,875,000

Consolidated Bonds 166th Series	b,c	0.18%		04/06/12	2,150,000	2,150,000

Rockland County IDA
RB (Assisted Living At Northern Riverview) Series 1999	a	0.29%		04/06/12	8,765,000	8,765,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A	b,c	0.20%		04/06/12	8,815,000	8,815,000

RB Fiscal 2005 Series A	b,c	0.26%		04/06/12	6,665,000	6,665,000

Schenectady IDA
RB (Sunnyview Hospital & Rehabilitation Center) Series 2003A	a	0.24%		04/06/12	6,645,000	6,645,000

RB (Sunnyview Hospital & Rehabilitation Center) Series 2003B	a	0.24%		04/06/12	4,070,000	4,070,000

Syracuse IDA
Civic Facility RB (Syracuse Univ) Series 2005B	a	0.17%		04/06/12	9,585,000	9,585,000

Civic Facility Refunding RB (Crouse Health) Series 2003A	a	0.18%		04/06/12	8,760,000	8,760,000

Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2003B1	a	0.18%		04/06/12	13,090,000	13,090,000

General RB (MTA Bridges & Tunnels) Series 2003B2	a	0.18%		04/06/12	1,000,000	1,000,000

General RB (MTA Bridges & Tunnels) Series 2008C	b,c	0.29%		04/06/12	6,000,000	6,000,000

General RB (MTA Bridges & Tunnels) Series 2009A2	b,c	0.35%		04/06/12	6,500,000	6,500,000

Sub Refunding RB Series 2002E	b,c	0.20%		04/06/12	13,720,000	13,720,000

Ulster Cnty IDA
Civic Facility RB (Kingston Regional Sr Living Corp) Series 2007C	a	0.40%		04/06/12	6,690,000	6,690,000

Westchester Cnty IDA
Mortgage RB (Kendal on Hudson) Series 2007	a	0.40%		04/06/12	28,000,000	28,000,000

						1,487,540,000

Puerto Rico 1.5%
Puerto Rico
Public Improvement Refunding Bonds Series 2003C52	a	0.18%		04/06/12	16,000,000	16,000,000

Puerto Rico Highway & Transportation Auth
Transportation RB Series A	a	0.16%		04/06/12	1,950,000	1,950,000

 7

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	b,c	0.26%		04/06/12	14,365,000	14,365,000

						32,315,000

Total Variable-Rate Securities
(Cost $1,519,855,000)						1,519,855,000

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $2,103,549,998.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $649,905,000 or 30.7% of net assets.
d	Delayed-delivery security.
e	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to

8

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47706MAR12

 9

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

19.9%	Fixed-Rate Securities	121,422,473	121,422,473
76.5%	Variable-Rate Securities	466,230,000	466,230,000

96.4%	Total Investments	587,652,473	587,652,473
3.6%	Other Assets and Liabilities, Net		21,729,283

100.0%	Net Assets		609,381,756

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 19.9% of net assets

New Jersey 19.9%
Brick Township
BAN Series 2011A		1.25%		09/28/12	14,700,611	14,766,836

Burlington Cnty Bridge Commission
Solid Waste Project Notes Series 2011		2.00%		10/10/12	4,575,000	4,611,521

East Brunswick
BAN		2.00%		04/13/12	7,000,000	7,002,775

BAN		2.00%		01/04/13	12,777,000	12,889,513

Essex Cnty
BAN Series 2011		1.25%		09/28/12	4,000,000	4,020,002

Hamilton Township
BAN Series 2011A&B		2.00%		06/14/12	8,046,000	8,070,273

Hudson Cnty Improvement Auth
Pooled Notes Series 2011-I1		2.00%		08/17/12	7,000,000	7,034,061

Livingston Township
BAN		1.25%		01/17/13	6,375,000	6,414,339

Middlesex Cnty Improvement Auth
Open Space Trust Fund Refunding RB Series 2011		1.25%		09/15/12	845,000	847,413

New Jersey
GO Refunding Bonds Series D		6.00%		02/15/13	100,000	104,821

GO Refunding Bonds Series H		5.25%		07/01/12	4,100,000	4,150,288

GO Refunding Bonds Series O		4.00%		08/01/12	400,000	404,678

GO Refunding Bonds Series S		5.00%		02/15/13	100,000	103,989

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C		5.75%		12/15/12	250,000	259,546

Transportation System Bonds Series 2004B		5.25%		12/15/12	2,790,000	2,884,975

Transportation System Bonds Series 2005A		5.25%		12/15/12	4,525,000	4,682,777

Transportation System Bonds Series 2009A	a,b,c	0.25%		05/09/12	14,080,000	14,080,000

 1

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Port Auth of New York & New Jersey
Consolidated Bonds 154th Series		5.00%		09/01/12	115,000	117,278

CP Series B		0.17%		05/09/12	6,000,000	6,000,000

CP Series B		0.11%		07/12/12	9,895,000	9,895,000

Rutgers State Univ
CP Series A&B	b	0.09%		04/03/12	4,000,000	4,000,000

CP Series A&B	b	0.15%		06/06/12	1,850,000	1,850,000

Sparta
BAN		1.00%		02/22/13	7,199,750	7,232,388

Total Fixed-Rate Securities
(Cost $121,422,473)						121,422,473

Variable-Rate Securities 76.5% of net assets

New Jersey 72.2%
Camden Cnty Improvement Auth
Health Care Redevelopment RB (Cooper Health) Series 2004B	a	0.15%		04/06/12	9,200,000	9,200,000

Delaware River Port Auth
Refunding RB Series 2008A	a	0.26%		04/06/12	31,780,000	31,780,000

Refunding RB Series 2008B	a	0.16%		04/06/12	4,470,000	4,470,000

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003B	b,c	0.25%		04/06/12	3,500,000	3,500,000

Open Space & Farmland Preservation Bonds Series 2005A	b,c	0.19%		04/06/12	8,275,000	8,275,000

Gloucester Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.04%		04/02/12	800,000	800,000

New Jersey Building Auth
State Building RB Series 2003A3	a	0.16%		04/06/12	13,125,000	13,125,000

State Building RB Series 2003A4	a	0.16%		04/06/12	10,130,000	10,130,000

New Jersey Economic Development Auth
Economic Development Bonds (Frisch School) Series 2006	a	0.39%		04/06/12	14,000,000	14,000,000

Gas Facilities Refunding RB (Pivotal Utility Holdings) Series 2005	a	0.15%		04/02/12	8,200,000	8,200,000

Motor Vehicle Surcharge RB Series 2004A	a,b,c	0.29%		04/06/12	5,715,000	5,715,000

RB (Cooper Health) Series 2008A	a	0.16%		04/06/12	3,800,000	3,800,000

RB (Crane’s Mill) Series 2008B	a	0.18%		04/06/12	2,270,000	2,270,000

RB (Princeton Day School) Series 2005	a	0.16%		04/06/12	10,000,000	10,000,000

RB (Princeton Montessori Society) Series 2006	a	0.70%		04/06/12	4,905,000	4,905,000

RB (Wyckoff Family YMCA) 2003	a	0.18%		04/06/12	3,440,000	3,440,000

Refunding RB (Crane’s Mill) Series 2005B	a	0.18%		04/06/12	1,445,000	1,445,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K	a,b,c	0.19%		04/06/12	11,395,000	11,395,000

New Jersey Educational Facilities Auth
Refunding RB (Princeton Univ) Series 2005A&2007E	b,c	0.18%		04/06/12	3,595,000	3,595,000

Refunding RB (Seton Hall Univ) Series 2008D	a	0.16%		04/06/12	1,680,000	1,680,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health System Hospital Corp) Series 2008C	a	0.16%		04/06/12	7,000,000	7,000,000

RB (Atlantic Health System Hospital Corp) Series 2011	a,b,c	0.20%		04/06/12	12,445,000	12,445,000

RB (Composite Program) Series 2003A2	a	0.30%		04/06/12	2,200,000	2,200,000

RB (Composite Program) Series 2003A3	a	0.15%		04/06/12	10,435,000	10,435,000

RB (Composite Program) Series 2003AB	a	0.15%		04/06/12	9,680,000	9,680,000

RB (Composite Program) Series 2006A3	a	0.15%		04/06/12	3,165,000	3,165,000

RB (Composite Program) Series 2006A4	a	0.15%		04/06/12	10,000,000	10,000,000

2

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Hospital Capital Asset Financing Program) Series 1985A	a	0.17%		04/06/12	11,175,000	11,175,000

RB (Meridian Health) Series 2003A	a	0.16%		04/06/12	27,000,000	27,000,000

RB (Recovery Management Systems) Series 2005	a	0.18%		04/06/12	865,000	865,000

RB (Robert Wood Johnson Univ Hospital) Series 2004	a	0.15%		04/06/12	14,305,000	14,305,000

RB (RWJ Health Care Corp at Hamilton) Series 2002	a	0.16%		04/06/12	1,000,000	1,000,000

RB (Somerset Medical Center) Series 2008	a	0.16%		04/06/12	3,810,000	3,810,000

RB (Virtua Health) Series 2004	a	0.15%		04/06/12	3,710,000	3,710,000

RB (Virtua Health) Series 2009B	a	0.20%		04/02/12	2,000,000	2,000,000

RB (Virtua Health) Series 2009D	a	0.16%		04/06/12	5,500,000	5,500,000

Refunding RB (Underwood-Memorial Hospital) Series 2008	a	0.16%		04/06/12	6,175,000	6,175,000

New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B	a	0.23%		04/06/12	8,820,000	8,820,000

S/F Housing RB Series 2005N	b	0.17%		04/06/12	7,100,000	7,100,000

S/F Housing RB Series 2008BB	b	0.17%		04/06/12	17,000,000	17,000,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B&2006A	a,b,c	0.20%		04/06/12	12,000,000	12,000,000

Transportation System Bonds Series 2006C	a,b,c	0.18%		04/06/12	12,755,000	12,755,000

Transportation System Bonds Series 2006C	a,b,c	0.23%		04/06/12	14,005,000	14,005,000

Transportation System Bonds Series 2006C	a,b,c	0.26%		04/06/12	1,200,000	1,200,000

Transportation System Bonds Series 2007A	a,b,c	0.25%		04/06/12	7,400,000	7,400,000

New Jersey Turnpike Auth
RB Series 2009A	a	0.17%		04/06/12	4,225,000	4,225,000

RB Series 2009C	a	0.16%		04/06/12	2,400,000	2,400,000

Refunding RB Series 2005A	a,b,c	0.34%		04/06/12	6,500,000	6,500,000

Turnpike RB Series 2009B	a	0.16%		04/06/12	5,000,000	5,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series	a,b,c	0.17%		04/06/12	8,610,000	8,610,000

Consolidated Bonds 144th Series	b,c	0.19%		04/06/12	10,135,000	10,135,000

Consolidated Bonds 148th Series	b,c	0.20%		04/06/12	17,000,000	17,000,000

Consolidated Bonds 156th Series	b,c	0.19%		04/06/12	1,400,000	1,400,000

Consolidated Bonds 160th Series	b,c	0.19%		04/06/12	625,000	625,000

Consolidated Bonds 166th Series	b,c	0.18%		04/06/12	2,150,000	2,150,000

Rutgers State Univ
GO Bonds Series 2009F	b,c	0.19%		04/06/12	2,815,000	2,815,000

GO Bonds Series 2009G	b	0.19%		04/02/12	3,300,000	3,300,000

GO Refunding Bonds Series 2002A	b	0.20%		04/02/12	3,110,000	3,110,000

Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.07%		04/02/12	7,400,000	7,400,000

Refunding RB (Exxon) Series 1994		0.04%		04/02/12	2,800,000	2,800,000

						439,940,000

Puerto Rico 4.3%
Puerto Rico Highway & Transportation Auth
Transportation RB Series A	a	0.16%		04/06/12	15,375,000	15,375,000

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	b,c	0.26%		04/06/12	4,115,000	4,115,000

 3

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sales Tax RB Sr Series 2011C	b,c	0.20%		04/06/12	6,800,000	6,800,000

						26,290,000

Total Variable-Rate Securities
(Cost $466,230,000)						466,230,000

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $587,652,473.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $166,515,000 or 27.3% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs

4

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47710MAR12

 5

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

20.6%		Fixed-Rate Securities	94,839,191	94,839,191
84.8%		Variable-Rate Securities	391,477,911	391,477,911

105.4%		Total Investments	486,317,102	486,317,102
(5	.4)%	Other Assets and Liabilities, Net		(24,799,219)

100.0%		Net Assets		461,517,883

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 20.6% of net assets

Pennsylvania 20.6%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008B		5.00%		06/15/12	2,400,000	2,422,717

RB (Univ of Pittsburgh Medical Center) Series 2009A		4.00%		08/15/12	325,000	329,410

RB (Univ of Pittsburgh Medical Center) Series 2010A		4.00%		05/15/12	855,000	858,688

Allegheny Cnty IDA
RB (St. Joseph High School) Series 2009	a	0.45%		12/01/12	6,000,000	6,000,000

Pennsylvania
GO Bonds First Series 2006		5.00%		10/01/12	100,000	102,285

GO Bonds First Series 2010A		5.00%		02/15/13	100,000	104,054

GO Bonds Fourth Series 2004		5.00%		07/01/12	1,095,000	1,107,831

GO Bonds Second Series 2002		5.50%		05/01/12	600,000	602,600

GO Bonds Second Series 2010A		5.00%		05/01/12	2,665,000	2,675,413

GO Bonds Third Series 2004		5.00%		09/01/12	600,000	611,298

GO Refunding Bonds First Series 2008		5.00%		08/01/12	425,000	431,637

Pennsylvania Higher Educational Facilities Auth
RB (Robert Morris College) Series 2000F2	a	0.60%		05/01/12	2,400,000	2,400,000

RB (Univ of Pittsburgh Medical Center) Series 2010E		3.50%		05/15/12	1,695,000	1,701,107

Pennsylvania Infrastructure Investment Auth
CP Series 2010A	a	0.17%		04/03/12	11,200,000	11,200,000

CP Series 2010A	a	0.20%		04/09/12	6,000,000	6,000,000

Philadelphia
TRAN 2011-2012 Series A		2.00%		06/29/12	10,000,000	10,040,028

Pittsburgh Water & Sewer Auth
Sub Refunding RB Series 2008C1A	a	0.45%		09/01/12	2,500,000	2,500,000

Sub Refunding RB Series 2008C1B	a	0.45%		09/01/12	5,300,000	5,299,963

Temple Univ
Univ Funding Obligations Series 2012	d	1.25%		12/12/12	12,000,000	12,086,160

 1

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2005C		0.11%		04/04/12	20,000,000	20,000,000

Capital Project & Refunding Bonds Series 2007B		0.10%		05/03/12	4,866,000	4,866,000

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B	a	0.47%		07/01/12	3,500,000	3,500,000

Total Fixed-Rate Securities
(Cost $94,839,191)						94,839,191

Variable-Rate Securities 84.8% of net assets

Pennsylvania 74.7%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007	a	0.17%		04/06/12	6,815,000	6,815,000

Allegheny Cnty Hospital Development Auth
RB (UPMC Senior Communities) Series 2003	a,e	0.19%		04/06/12	6,600,000	6,600,000

Allegheny Cnty IDA
Heath Care Facilities RB (Longwood at Oakmont) Series 2011A	a	0.17%		04/02/12	4,600,000	4,600,000

Beaver Cnty IDA
Pollution Control Refunding RB (PA Electric Co) Series 2005B	a	0.17%		04/02/12	9,350,000	9,350,000

Berks Cnty IDA
Student Housing RB (CHF-Kutztown Servicing UPenn) Series 2007A	a	0.75%		04/06/12	5,425,000	5,425,000

Berks Cnty Municipal Auth
RB (Phoebe-Devitt Homes) Series 2008A	a	0.42%		04/06/12	10,000,000	10,000,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005	a	0.23%		04/06/12	4,135,000	4,135,000

Chester Cnty IDA
RB (Archdiocese of Philadelphia) Series 2001	a	0.16%		04/06/12	9,745,000	9,745,000

Commonwealth Financing Auth
RB Series 2006A	b,c	0.20%		04/06/12	9,850,000	9,850,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A	a	0.21%		04/06/12	2,000,000	2,000,000

Delaware Cnty IDA
Refunding RB (Resource Recovery Facility) Series 1997G		0.15%		04/06/12	1,775,000	1,775,000

Resource Recovery Refunding RB Series 1997G		0.14%		04/06/12	4,910,000	4,910,000

Water Facilities RB (Aqua Pennsylvania) Series 2005A	a,b,c	0.24%		04/06/12	315,000	315,000

Emmaus General Auth
Local Government RB (East Penn SD) Series 1989F19	a	0.20%		04/06/12	500,000	500,000

Local Government RB (Saucon Valley SD) Series 1989G19	a	0.20%		04/06/12	1,100,000	1,100,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1	b,c	0.20%		04/06/12	4,795,000	4,795,000

Health System RB (Geisinger Health) Series 2011C	b	0.20%		04/02/12	2,270,000	2,270,000

Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D	a	0.20%		04/02/12	3,060,000	3,060,000

RB (Landis Homes Retirement Community) Series 2002	a	0.24%		04/06/12	4,535,000	4,535,000

RB (Landis Homes Retirement Community) Series 2009	a	0.24%		04/06/12	12,255,000	12,255,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2004A	a,b,c	0.25%		04/06/12	5,000,000	5,000,000

Water Facility Refunding RB (Pennsylvania-American Water) Series 2009	a,b,c	0.20%		04/06/12	5,000,000	5,000,000

North Hampton Cnty
RB (Binney & Smith) Series 1997A	a	0.35%		04/06/12	7,500,000	7,500,000

2

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Owen J. Roberts SD
GO Notes Series 2006	b,c	0.20%		04/06/12	1,375,000	1,375,000

Pennsylvania
GO Bonds Second Series 2007A	b,c	0.18%		04/06/12	6,530,000	6,530,000

Pennsylvania Economic Development Financing Auth
Refunding RB (Aqua Pennsylvania) Series 2010A	a,b,c	0.25%		04/06/12	7,500,000	7,500,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-73A&74B	b,c	0.28%		04/06/12	1,005,000	1,005,000

S/F Mortgage RB Series 2002-74A	b,e	0.19%		04/06/12	17,700,000	17,700,000

S/F Mortgage RB Series 2002-75A	b	0.19%		04/06/12	10,090,000	10,090,000

S/F Mortgage RB Series 2004-81C	b	0.18%		04/06/12	6,695,000	6,695,000

S/F Mortgage RB Series 2005-91B	b	0.19%		04/06/12	10,305,000	10,305,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A	b,c	0.40%		04/06/12	1,144,911	1,144,911

S/F Mortgage RB Series 2006-94B	b	0.17%		04/06/12	2,700,000	2,700,000

S/F Mortgage RB Series 2006-96A	b,c	0.32%		04/06/12	9,145,000	9,145,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A	b,c	0.25%		04/06/12	1,905,000	1,905,000

S/F Mortgage RB Series 2007-100A	b,c	0.36%		04/06/12	1,573,000	1,573,000

S/F Mortgage RB Series 2007-99A	b,c	0.40%		04/06/12	4,680,000	4,680,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1	a,e	0.22%		04/06/12	5,500,000	5,500,000

RB (Drexel Univ) Second Series 2000	a	0.16%		04/06/12	5,450,000	5,450,000

RB (Drexel Univ) Series 2005C	a,b,c	0.20%		04/06/12	4,020,000	4,020,000

RB (Thomas Jefferson Univ) Series 2008B	a	0.17%		04/06/12	1,085,000	1,085,000

Pennsylvania State Turnpike Commission
Motor License Fund Turnpike Sub Special RB Series 2011B	b,c	0.23%		04/06/12	3,980,000	3,980,000

Sub Special RB Series 2011B	b,c	0.20%		04/06/12	5,210,000	5,210,000

Turnpike RB Series 2011C1	a,b,c	0.19%		04/06/12	6,980,000	6,980,000

Philadelphia
Airport Refunding RB Series 2005C1	a	0.18%		04/06/12	10,000,000	10,000,000

GO Refunding Bonds Series 2009B	a	0.16%		04/06/12	19,485,000	19,485,000

Water & Wastewater RB Series 1997B	a	0.17%		04/06/12	8,250,000	8,250,000

Water & Wastewater Refunding RB Series 2007B	a,b,c	0.20%		04/06/12	13,700,000	13,700,000

Philadelphia IDA
Lease Refunding RB Series 2007B3	a	0.16%		04/06/12	2,000,000	2,000,000

Philadelphia Municipal Auth
Lease RB Series 2009	a,b,c	0.20%		04/06/12	6,875,000	6,875,000

Philadelphia SD
GO Refunding Bonds Series 2009C	a	0.16%		04/06/12	2,595,000	2,595,000

GO Refunding Bonds Series 2010F	a	0.20%		04/06/12	10,000,000	10,000,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.18%		04/06/12	22,400,000	22,400,000

Univ of Pittsburgh
Capital Project Bonds Series 2009B	b,c	0.19%		04/06/12	4,135,000	4,135,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.17%		04/06/12	6,890,000	6,890,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A	a	0.16%		04/06/12	2,540,000	2,540,000

						344,977,911

Puerto Rico 2.8%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	b,c	0.26%		04/06/12	13,000,000	13,000,000

 3

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Other Investments 7.3%
BlackRock MuniYield Pennsylvania Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.33%		04/06/12	12,500,000	12,500,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.33%		04/06/12	11,000,000	11,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1	a,c	0.33%		04/06/12	10,000,000	10,000,000

						33,500,000

Total Variable-Rate Securities
(Cost $391,477,911)						391,477,911

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $486,317,102.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $151,217,911 or 32.8% of net assets.
d	Delayed-delivery security.
e	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these

4

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47709MAR12

 5

The Charles Schwab Family of Funds
Schwab Massachusetts AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

16.2%	Fixed-Rate Securities	69,719,476	69,719,476
83.8%	Variable-Rate Securities	360,157,000	360,157,000

100.0%	Total Investments	429,876,476	429,876,476
0.0%	Other Assets and Liabilities, Net		(68,113)

100.0%	Net Assets		429,808,363

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 16.2% of net assets

Massachusetts 16.2%
Boston Water & Sewer Commission
CP BAN Series A	a	0.23%		06/11/12	15,000,000	15,000,000

Bourne
GO BAN		1.25%		12/18/12	5,121,000	5,156,666

Canton
BAN		1.50%		03/27/13	3,280,331	3,321,647

Hull
GO BAN		1.25%		08/15/12	4,250,000	4,262,571

Longmeadow
GO BAN		1.25%		10/10/12	3,000,000	3,015,373

Massachusetts
GO Bonds Series 2002E		5.50%		01/01/13	100,000	103,810

GO Consolidated Loan Series 2005B		5.00%		08/01/12	800,000	812,557

RAN Series 2011B		2.00%		05/31/12	5,000,000	5,015,063

Special Obligation RB Consolidated Loan Series 1997A		5.50%		06/01/12	100,000	100,853

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2008H1		0.16%		04/04/12	15,300,000	15,300,000

RB (Partners HealthCare) Series 2010J2		5.00%		07/01/12	2,250,000	2,274,794

New Bedford
GO BAN Series C		1.50%		02/08/13	6,000,000	6,051,026

Plymouth
GO BAN		1.50%		05/11/12	4,280,000	4,284,559

Quincy
GO BAN		1.25%		09/14/12	5,000,000	5,020,557

Total Fixed-Rate Securities
(Cost $69,719,476)						69,719,476

 1

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 83.8% of net assets

Massachusetts 83.8%
Massachusetts
GO Bonds Consolidated Loan Series 2002C	b,c	0.19%		04/06/12	5,055,000	5,055,000

GO Bonds Consolidated Loan Series 2006A	b	0.19%		04/02/12	1,650,000	1,650,000

GO Consolidated Loan Series 2007C	b,c	0.19%		04/06/12	10,400,000	10,400,000

GO Consolidated Loan Series 2007C	b,c,f	0.34%		04/06/12	5,000,000	5,000,000

GO Refunding Bonds Series 1997B	b	0.20%		04/06/12	6,500,000	6,500,000

GO Refunding Bonds Series 2001B	a,b,c	0.18%		04/06/12	20,000,000	20,000,000

GO Refunding Bonds Series 2001C	b	0.17%		04/06/12	650,000	650,000

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	d	0.28%		10/26/12	5,815,000	5,815,000

Massachusetts Dept of Transportation
Metropolitan Highway System Sub RB Series 2010A5	b	0.13%		04/06/12	2,845,000	2,845,000

Sub RB Series 2010A1	b	0.16%		04/06/12	1,255,000	1,255,000

Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B	a	0.38%		04/06/12	3,485,000	3,485,000

Higher Education Refunding RB (Smith College) Series 2002		0.16%		04/06/12	9,537,000	9,537,000

RB (Abby Kelley Foster Charter Public School) Series 2008	a	0.18%		04/06/12	4,865,000	4,865,000

RB (Assumption College) Series 2002A	a	0.70%		04/06/12	9,130,000	9,130,000

RB (Boston Univ) Series U5B	a	0.15%		04/06/12	10,000,000	10,000,000

RB (Boston Univ) Series U6C	a	0.20%		04/02/12	3,100,000	3,100,000

RB (Jewish Rehabilitation Centers for Living) Series 2011A	a	0.26%		04/06/12	9,930,000	9,930,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B	a,f	0.24%		04/06/12	4,965,000	4,965,000

RB (Marine Biological Laboratory) Series 2006	a	0.17%		04/06/12	11,505,000	11,505,000

RB (Masonic Nursing Home) Series 2002A	a	0.21%		04/06/12	7,700,000	7,700,000

RB (Newbury College) Series 2009	a	0.17%		04/06/12	4,660,000	4,660,000

RB (Partners Healthcare System) Series 2012L	b,c	0.19%		04/06/12	1,800,000	1,800,000

RB (Tabor Academy) Series 2007B	a	0.18%		04/06/12	2,790,000	2,790,000

RB (YMCA of Greater Worcester) Series 2006	a	0.16%		04/06/12	4,130,000	4,130,000

Refunding RB (Wentworth Institute of Technology) Series 2007A	a	0.17%		04/06/12	8,680,000	8,680,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I	f	0.15%		04/06/12	11,695,000	11,695,000

RB (Capital Asset Program) Series 2004M4A	a	0.27%		04/06/12	17,785,000	17,785,000

RB (Capital Asset Program) Series M2	a	0.27%		04/06/12	2,095,000	2,095,000

RB (Children’s Hospital) Series 2010N1	a	0.13%		04/06/12	12,000,000	12,000,000

RB (Children’s Hospital) Series 2010N2	a	0.15%		04/06/12	5,600,000	5,600,000

RB (Hebrew Rehabilitation Center) Series 2007D	a	0.29%		04/06/12	1,830,000	1,830,000

RB (MIT) Series 2001J2		0.15%		04/06/12	4,025,000	4,025,000

RB (MIT) Series 2008N	b,c	0.17%		04/06/12	2,565,000	2,565,000

RB (MIT) Series 2008N	b,c	0.19%		04/06/12	2,000,000	2,000,000

RB (Partners HealthCare) Series 2005F3	a	0.14%		04/06/12	625,000	625,000

RB (UMass) Series 2007E&F	b,c,f	0.17%		04/06/12	16,320,000	16,320,000

RB (Worcester Campus - UMass) Series 2005D	a,b,c	0.19%		04/06/12	12,820,000	12,820,000

Massachusetts Industrial Finance Agency
RB (Groton School) Series 1998B	b	0.16%		04/06/12	11,000,000	11,000,000

Massachusetts Port Auth
RB Series 2005A	a,b,c	0.17%		04/06/12	6,765,000	6,765,000

2

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts School Building Auth
GO Dedicated Sales Tax Bonds Series 2005A	b,c	0.18%		04/06/12	995,000	995,000

GO Dedicated Sales Tax Bonds Series 2005A	b,c	0.19%		04/06/12	6,975,000	6,975,000

GO Dedicated Sales Tax Bonds Series 2005A	b,c,e	0.19%		04/06/12	11,000,000	11,000,000

GO Dedicated Sales Tax Bonds Series 2007A	b,c	0.19%		04/06/12	10,670,000	10,670,000

GO Dedicated Sales Tax Bonds Series 2007A	b,c	0.20%		04/06/12	1,315,000	1,315,000

Sr Dedicated Sales Tax Bonds Series 2011B	b,c	0.18%		04/06/12	12,000,000	12,000,000

Massachusetts State College Building Auth
Project & Refunding RB Series 2003B	b,c	0.25%		04/06/12	11,010,000	11,010,000

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006	b,c,f	0.35%		04/06/12	7,600,000	7,600,000

State Revolving Fund Bonds Series 14	b,c	0.35%		04/06/12	6,665,000	6,665,000

Massachusetts Water Resources Auth
General Refunding RB Series 2005A	b,c	0.29%		04/06/12	1,000,000	1,000,000

General Refunding RB Series 2007B	b,c	0.18%		04/06/12	5,320,000	5,320,000

Sub General Refunding RB Series 2008A2	b	0.17%		04/06/12	10,655,000	10,655,000

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011	a,b,c	0.20%		04/06/12	3,000,000	3,000,000

Univ of Massachusetts Building Auth
Refunding RB Sr Series 2011-1	b	0.15%		04/06/12	300,000	300,000

Refunding RB Sr Series 2011-2	d	0.28%		10/26/12	9,080,000	9,080,000

Total Variable-Rate Securities
(Cost $360,157,000)						360,157,000

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $ 429,876,476.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $160,275,000 or 37.3% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $14,895,000 or 3.5% of net assets.
e	Delayed-delivery security.
f	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

 3

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

4

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47708MAR12

 5

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

26.6%	Fixed-Rate Securities	1,737,938,711	1,737,938,711
72.1%	Variable-Rate Securities	4,712,964,583	4,712,964,583

98.7%	Total Investments	6,450,903,294	6,450,903,294
1.3%	Other Assets and Liabilities, Net		83,258,757

100.0%	Net Assets		6,534,162,051

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 26.6% of net assets

California 26.6%
Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes Series A	a	0.17%		06/05/12	10,000,000	10,000,000

Bay Area Toll Auth
Toll Bridge RB Series 2008F1	b,c	0.28%		04/25/12	9,880,000	9,880,000

Toll Bridge RB Series 2009F1	b,c	0.27%		10/18/12	29,775,000	29,775,000

California
RAN 2011-2012 Series B1	a,c	0.23%		06/28/12	91,000,000	91,000,000

California Dept of Water Resources
Power Supply RB Series 2002A		5.25%		05/01/12	855,000	858,427

Power Supply RB Series 2002A	a	5.50%		05/01/12	10,000,000	10,143,456

California Education Notes Program
Note Participation Fiscal 2011-2012 Series B		2.00%		04/30/12	10,000,000	10,013,254

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.26%		04/05/12	2,500,000	2,500,000

RB (Kaiser Permanente) Series 2006E		0.26%		06/18/12	28,500,000	28,500,000

California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	b,c	0.27%		10/11/12	14,245,000	14,245,000

Refunding RB (J. Paul Getty Trust) Series 2007A3		2.25%		04/02/12	2,200,000	2,200,126

California School Cash Reserve Program Auth
Bonds 2011-2012 Series E		2.00%		06/01/12	22,150,000	22,211,007

Sr Bonds 2011-2012 Series B		2.00%		06/01/12	14,000,000	14,035,253

California State Univ
CP Series A	a	0.10%		04/03/12	3,000,000	3,000,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2002C		3.85%		06/01/12	1,390,000	1,398,375

RB (Kaiser Permanente) Series 2004E		0.28%		04/02/12	23,000,000	23,000,000

RB (Kaiser Permanente) Series 2004E		0.23%		09/20/12	4,000,000	4,000,000

RB (Kaiser Permanente) Series 2004I		0.26%		06/26/12	16,700,000	16,700,000

 1

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2004K		0.26%		04/05/12	12,400,000	12,400,000

RB (Kaiser Permanente) Series 2004K		0.28%		05/03/12	15,300,000	15,300,000

RB (Kaiser Permanente) Series 2004K		0.24%		11/27/12	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2006D		0.26%		04/05/12	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.26%		06/11/12	21,000,000	21,000,000

RB (Kaiser Permanente) Series 2008B		0.26%		07/11/12	15,000,000	15,000,000

RB (Kaiser Permanente) Series 2008B		0.25%		10/24/12	45,000,000	45,000,000

RB (Kaiser Permanente) Series 2008C		0.20%		07/06/12	18,195,000	18,195,000

RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	200,000	209,257

RB (Kaiser Permanente) Series 2009B6		0.24%		08/15/12	14,000,000	14,000,000

Carlsbad USD
GO Bonds Series 2009B	b,c	0.27%		10/18/12	10,725,000	10,725,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.24%	05/15/12	11/12/12	15,000,000	15,000,000

Water System Extendible CP		0.20%	06/05/12	11/04/12	5,000,000	5,000,000

Water System Extendible CP		0.24%	05/15/12	11/12/12	20,800,000	20,800,000

Water System Extendible CP		0.19%	06/05/12	12/01/12	15,000,000	15,000,000

Fresno USD
GO Bonds Series 2010B		2.00%		08/01/12	2,855,000	2,869,396

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.18%		04/04/12	30,500,000	30,500,000

Imperial Irrigation District
Electric System Refunding RB Series 2011B	a,b,c	0.27%		10/11/12	15,825,000	15,825,000

Kern Cnty
TRAN 2011-2012		3.00%		06/29/12	40,000,000	40,263,681

Long Beach
Harbor Refunding RB Series 1998A		6.00%		05/15/12	2,000,000	2,013,629

Los Angeles
TRAN 2011		2.50%		04/30/12	46,000,000	46,079,416

Los Angeles Cnty
TRAN 2011-2012 Series C		2.50%		06/29/12	48,630,000	48,881,936

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A	a	0.13%		04/03/12	8,000,000	8,000,000

Lease Revenue CP Notes Series A	a	0.14%		04/24/12	20,775,000	20,775,000

Lease Revenue CP Notes Series C	a	0.12%		04/04/12	12,000,000	12,000,000

Lease Revenue CP Notes Series C	a	0.13%		04/11/12	12,500,000	12,500,000

Lease Revenue CP Notes Series C	a	0.15%		06/01/12	17,000,000	17,000,000

Los Angeles Dept of Airports
Airport Sub Revenue CP Notes Series B2	a	0.16%		05/08/12	27,182,000	27,182,000

Airport Sub Revenue CP Notes Series B2	a	0.19%		06/07/12	10,017,000	10,016,920

Airport Sub Revenue CP Notes Series D4	a	0.14%		05/08/12	40,000,000	40,000,000

Refunding RB Series 2003B		5.00%		05/15/12	600,000	603,341

Los Angeles Dept of Water & Power
Power System Revenue CP Notes	b	0.14%		05/07/12	75,000,000	75,000,000

Power System Revenue CP Notes	b	0.14%		05/17/12	20,000,000	20,000,000

Water System RB Series 2006A1&2007A2	b,c	0.27%		11/29/12	24,210,000	24,210,000

Los Angeles Harbor Dept
CP Notes Series AB&C	b	0.16%		05/09/12	50,000,000	50,000,000

RB Series 2006D		5.00%		08/01/12	400,000	406,080

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1	a	0.13%		04/05/12	7,600,000	7,600,000

2

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lease Revenue CP Series A1	a	0.15%		04/06/12	9,688,000	9,688,000

Lease Revenue CP Series A1	a	0.17%		05/09/12	4,000,000	4,000,000

Lease Revenue CP Series A1	a	0.17%		06/05/12	8,878,000	8,878,000

Special Tax Lease Refunding RB Series 2002G		5.00%		09/01/12	7,480,000	7,618,148

Los Angeles USD
GO Refunding Bonds Series 2007A1	b,c	0.30%		12/20/12	24,775,000	24,775,000

TRAN 2011-2012 Series A		2.00%		08/01/12	25,000,000	25,146,182

Marin Cnty
COP Series 2010	b,c	0.27%		10/11/12	11,150,000	11,150,000

Mt. Diablo USD
GO Bonds Series 2010A	a,b,c	0.23%		06/28/12	16,235,000	16,235,000

Oakland
TRAN 2011-2012		2.00%		06/29/12	14,830,000	14,888,156

Orange Cnty Sanitation District
Revenue Refunding Certificate Anticipation Notes Series 2011B		2.00%		11/09/12	70,600,000	71,358,325

Oxnard Financing Auth
Water RB Series 2006	a,b,c	0.35%		05/03/12	22,510,000	22,510,000

Riverside Cnty
TRAN 2011-2012 Series B		2.00%		06/29/12	33,000,000	33,134,343

San Bernardino Cnty Transportation Auth
Limited Sales Tax Revenue Notes Series 2009A		4.00%		05/01/12	6,210,000	6,228,790

Limited Sales Tax Revenue Notes Series 2009A		5.00%		05/01/12	12,340,000	12,384,761

San Diego Cnty Regional Airport Auth
Sub Revenue CP Notes Series A&B	a	0.25%		04/09/12	21,509,000	21,509,000

San Diego Cnty Water Auth
CP Series 4	b	0.14%		04/04/12	11,800,000	11,800,000

CP Series 4	b	0.14%		04/09/12	11,800,000	11,800,000

CP Series 4	b	0.17%		05/10/12	12,900,000	12,900,000

CP Series 4	b	0.18%		06/07/12	20,000,000	20,000,000

CP Series 6	b	0.19%		04/20/12	12,500,000	12,500,000

San Diego Community College District
GO Bonds Series 2009	b,c	0.27%		10/18/12	12,825,000	12,825,000

San Francisco
GO Improvement Bonds Series 2009A	b,c	0.27%		10/18/12	38,295,000	38,295,000

San Francisco Airport Commission
Second Series Refunding RB 2011A		4.00%		05/01/12	800,000	802,437

Second Series Refunding RB 2011C	a,b,c	0.27%		10/11/12	13,075,000	13,075,000

Second Series Refunding RB 28A		5.00%		05/01/12	1,290,000	1,294,747

San Joaquin Cnty Transportation Auth
Sales Tax Revenue CP	a	0.18%		06/07/12	73,000,000	73,000,000

San Jose
Airport Sub CP Notes Series A3a&b, B3	a	0.18%		06/12/12	15,769,000	15,769,000

San Mateo Cnty Community College District
GO Bonds Series 2005B	b,c	0.25%		10/25/12	9,865,000	9,865,000

Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities) Series 2007K	b,c	0.38%		12/06/12	47,500,000	47,500,000

Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	a	1.00%		01/10/13	19,000,000	19,000,413

Southern California Public Power Auth
RB (Milford Wind Corridor) 2010-1		2.00%		07/01/12	1,135,000	1,139,418

RB (Windy Point/Windy Flats) Series 2010-1		3.00%		07/01/12	1,610,000	1,620,693

Torrance
TRAN 2011-2012		3.00%		07/12/12	36,000,000	36,268,006

 3

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ of California
General RB Series 2003A		5.00%		05/15/12	495,000	497,761

General RB Series 2007J	b,c	0.23%		07/12/12	15,635,000	15,635,000

General RB Series 2009-O		5.00%		05/15/12	350,000	351,977

Whittier UHSD
GO Bonds Series 2009A	a,b,c	0.32%		12/20/12	11,185,000	11,185,000

William S. Hart UHSD
GO Bonds Series A	a,b,c	0.25%		05/09/12	21,995,000	21,995,000

Total Fixed-Rate Securities
(Cost $1,737,938,711)						1,737,938,711

Variable-Rate Securities 72.1% of net assets

California 67.0%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A	a	0.18%		04/06/12	7,620,000	7,620,000

M/F Housing RB (Crossing Apts) Series 2002A	a	0.18%		04/06/12	9,000,000	9,000,000

M/F Housing RB (Darling Florist Building) Series 2002A	a	0.18%		04/06/12	4,710,000	4,710,000

M/F Housing RB (GAIA Building) Series 2000A	a	0.18%		04/06/12	12,165,000	12,165,000

M/F Housing RB (La Terrazza Apts) Series 2002A	a	0.18%		04/06/12	8,295,000	8,295,000

M/F Housing RB (Lakeside Village Apts) Series 2011A	a	0.16%		04/06/12	43,000,000	43,000,000

M/F Housing RB (Mountain View Apts) Series 1997A	a	0.38%		04/06/12	5,205,000	5,205,000

M/F Housing Refunding RB (The Berkeleyan) Series 2003A	a	0.18%		04/06/12	5,790,000	5,790,000

RB (Branson School) Series 2008	a	0.15%		04/06/12	8,250,000	8,250,000

RB (Jewish Home of San Francisco) Series 2005	a	0.14%		04/02/12	500,000	500,000

RB (Pacific Primary) Series 2008	a	0.25%		04/06/12	4,550,000	4,550,000

RB (Sharp HealthCare) Series 2011A	a,b,c	0.19%		04/06/12	16,750,000	16,750,000

Refunding RB (Eskaton Properties) Series 2008A	a	0.19%		04/06/12	10,375,000	10,375,000

Refunding RB (Eskaton Properties) Series 2008B	a	0.19%		04/06/12	14,900,000	14,900,000

Alameda Cnty IDA
RB (Aitchison Family) Series 1993A	a	0.21%		04/06/12	1,000,000	1,000,000

RB (California Brazing) Series 2011	a	0.22%		04/06/12	5,000,000	5,000,000

Alameda-Contra Costa School Financing Auth
COP Series N	a	0.17%		04/06/12	7,040,000	7,040,000

Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts) Series 1997A	a	0.19%		04/06/12	2,995,000	2,995,000

M/F Housing RB (Port Trinidad Apts) Series 1997C	a	0.19%		04/06/12	1,640,000	1,640,000

M/F Housing Refunding RB (Sage Park) Series 1998A	a	0.19%		04/06/12	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2009A	b,c	0.19%		04/06/12	7,500,000	7,500,000

Electric System Second Lien RB Series 2004	a,b,c	0.35%		04/06/12	2,795,000	2,795,000

Bakersfield
Wastewater RB Series 2007A	b,c	0.29%		04/06/12	7,975,000	7,975,000

Wastewater Refunding RB Series 2012A	b	0.18%		04/06/12	12,500,000	12,500,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F	b,c	0.19%		04/06/12	19,485,000	19,485,000

Toll Bridge RB Series 2007F	b,c	0.19%		04/06/12	7,245,000	7,245,000

Toll Bridge RB Series 2007F, 2008F1&2009F1	b,c	0.34%		04/06/12	24,316,583	24,316,583

Toll Bridge RB Series 2008D1	a	0.15%		04/06/12	3,200,000	3,200,000

Toll Bridge RB Series 2008F1	b,c	0.21%		04/06/12	5,000,000	5,000,000

4

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Toll Bridge RB Series 2009F1	b,c	0.25%		04/06/12	5,000,000	5,000,000

Toll Bridge RB Series 2009F1	b,c	0.29%		04/06/12	7,705,000	7,705,000

Cabrillo Community College District
GO Bonds Series B	b,c	0.19%		04/06/12	12,300,000	12,300,000

California
GO Bonds	a,b,c	0.28%		04/06/12	23,825,000	23,825,000

GO Bonds Series 2003A1	a	0.18%		04/02/12	11,800,000	11,800,000

GO Bonds Series 2003B2	a	0.16%		04/06/12	75,000,000	75,000,000

GO Bonds Series 2003B3	a	0.18%		04/06/12	8,000,000	8,000,000

GO Bonds Series 2003B4	a	0.16%		04/06/12	5,800,000	5,800,000

GO Bonds Series 2004A1	a	0.21%		04/02/12	27,750,000	27,750,000

GO Bonds Series 2004A3	a	0.18%		04/02/12	10,000,000	10,000,000

GO Bonds Series 2005B3	a	0.15%		04/06/12	10,000,000	10,000,000

GO Bonds Series 2005B5	a	0.18%		04/06/12	57,660,000	57,660,000

GO Bonds Series CB	b,c	0.24%		04/06/12	8,790,000	8,790,000

GO Refunding Bonds	a,b,c	0.23%		04/06/12	13,300,000	13,300,000

California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group) Series 1998	a	0.37%		04/06/12	6,500,000	6,500,000

IDRB (Calco) Series 1997	a	0.29%		04/06/12	800,000	800,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2009	b,c	0.19%		04/06/12	9,900,000	9,900,000

RB (Univ of San Francisco) Series 2003	a	0.16%		04/06/12	18,600,000	18,600,000

RB (Univ of Southern California) Series 2007A	b,c	0.19%		04/06/12	4,735,000	4,735,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A	a	0.22%		04/06/12	10,000,000	10,000,000

California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2011B	a	0.17%		04/06/12	6,725,000	6,725,000

Health Facility RB (Catholic Healthcare West) Series 2011C	a	0.14%		04/06/12	16,300,000	16,300,000

RB (Children’s Hospital of Orange Cnty) Series 2009C	a	0.16%		04/06/12	17,800,000	17,800,000

RB (Kaiser Permanente) Series 2011A,B,C&D	a,b,c	0.23%	04/05/12	05/03/12	35,000,000	35,000,000

RB (Northern California Presbyterian Homes & Services) Series 2004	a	0.17%		04/06/12	4,885,000	4,885,000

RB (Providence Health & Services) Series 2008C	b,c	0.19%		04/06/12	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B	b,c	0.19%		04/06/12	5,150,000	5,150,000

RB (Scripps Health) Series 2001A	a	0.17%		04/06/12	4,000,000	4,000,000

RB (Scripps Health) Series 2008B	a	0.18%		04/06/12	5,000,000	5,000,000

RB (Scripps Health) Series 2012B		0.15%		04/06/12	9,125,000	9,125,000

RB (St. Joseph Health) Series 2009A	b,c	0.34%		04/06/12	11,565,000	11,565,000

RB (Sutter Health) Series 2007A	b,c	0.19%		04/06/12	9,695,000	9,695,000

RB (Sutter Health) Series 2007A	b,c	0.35%		04/06/12	4,500,000	4,500,000

RB (Sutter Health) Series 2011B	b,c	0.19%		04/06/12	1,680,000	1,680,000

California HFA
Home Mortgage RB Series 2002J	a	0.16%		04/06/12	12,870,000	12,870,000

Home Mortgage RB Series 2003K	a	0.15%		04/06/12	1,890,000	1,890,000

Home Mortgage RB Series 2004E	a	0.15%		04/06/12	1,500,000	1,500,000

Home Mortgage RB Series 2005B	a	0.15%		04/06/12	16,660,000	16,660,000

Home Mortgage RB Series 2006C	a	0.17%		04/06/12	54,475,000	54,475,000

Home Mortgage RB Series 2006F	a	0.18%		04/06/12	23,730,000	23,730,000

Home Mortgage RB Series 2007H	a	0.18%		04/06/12	71,755,000	71,755,000

 5

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Home Mortgage RB Series 2007K	a	0.18%		04/06/12	33,240,000	33,240,000

Home Mortgage RB Series 2008C	a	0.18%		04/06/12	7,550,000	7,550,000

Home Mortgage RB Series 2008D	a	0.18%		04/06/12	17,620,000	17,620,000

Home Mortgage RB Series 2008F	a	0.18%		04/06/12	3,100,000	3,100,000

Housing Program Bonds Series 2004A	a	0.16%		04/06/12	26,000,000	26,000,000

California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005	a	0.19%		04/06/12	5,110,000	5,110,000

IDRB (American-De Rosa Lamp Arts) Series 1999	a	0.21%		04/06/12	4,950,000	4,950,000

RB (St. Margaret’s Episcopal School) Series 2008	a	0.32%		04/29/12	11,955,000	11,955,000

California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A		0.15%		04/02/12	32,100,000	32,100,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (Exxon) Series 1989		0.10%		04/02/12	200,000	200,000

Pollution Control Refunding RB (PG&E) Series 1996E	a	0.20%		04/02/12	500,000	500,000

Solid Waste Disposal RB (Ag Resources III) Series 2004	a	0.25%		04/06/12	5,570,000	5,570,000

Solid Waste Disposal RB (Agrifab) Series 2003	a	0.22%		04/06/12	5,800,000	5,800,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A	a	0.62%		04/06/12	3,330,000	3,330,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A	a	0.22%		04/06/12	3,500,000	3,500,000

Solid Waste Disposal RB (Athens Disposal) Series 1999A	a	0.22%		04/06/12	3,685,000	3,685,000

Solid Waste Disposal RB (Athens Services) Series 2001A	a	0.22%		04/06/12	2,895,000	2,895,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A	a	0.22%		04/06/12	4,369,000	4,369,000

Solid Waste Disposal RB (AVI-PGS) Series 2008A	a	0.22%		04/06/12	4,250,000	4,250,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A	a	0.29%		04/06/12	6,700,000	6,700,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A	a	0.32%		04/06/12	14,365,000	14,365,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2004	a	0.22%		04/06/12	1,920,000	1,920,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A	a	0.22%		04/06/12	13,445,000	13,445,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A	a	0.22%		04/06/12	8,380,000	8,380,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 1997B	a	0.22%		04/06/12	1,000,000	1,000,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2000A	a	0.22%		04/06/12	4,705,000	4,705,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2002A	a	0.22%		04/06/12	6,260,000	6,260,000

Solid Waste Disposal RB (California Waste Solutions) Series 2002A	a	0.22%		04/06/12	5,260,000	5,260,000

Solid Waste Disposal RB (California Waste Solutions) Series 2004A	a	0.22%		04/06/12	980,000	980,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A	a	0.22%		04/06/12	20,685,000	20,685,000

Solid Waste Disposal RB (Cedar Avenue Recycling & Transfer Station) Series 2003A	a	0.22%		04/06/12	1,600,000	1,600,000

Solid Waste Disposal RB (CR&R) Series 2006A	a	0.22%		04/06/12	19,600,000	19,600,000

Solid Waste Disposal RB (CR&R) Series 2007A	a	0.22%		04/06/12	34,615,000	34,615,000

Solid Waste Disposal RB (Crown Disposal) Series 2010A	a	0.22%		04/06/12	2,825,000	2,825,000

Solid Waste Disposal RB (Desert Properties) Series 2006B	a	0.25%		04/06/12	2,045,000	2,045,000

Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment) Series 1998A	a	0.32%		04/06/12	6,125,000	6,125,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A	a	0.32%		04/06/12	7,170,000	7,170,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A	a	0.32%		04/06/12	10,715,000	10,715,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009A	a	0.22%		04/06/12	8,450,000	8,450,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009B	a	0.26%		04/06/12	4,655,000	4,655,000

Solid Waste Disposal RB (GreenTeam of San Jose) Series 1997A	a	0.32%		04/06/12	160,000	160,000

6

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (GreenTeam of San Jose) Series 2001A	a	0.32%		04/06/12	2,580,000	2,580,000

Solid Waste Disposal RB (GreenWaste of Tehama) Series 1999A	a	0.32%		04/06/12	370,000	370,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A	a	0.29%		04/06/12	2,475,000	2,475,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A	a	0.29%		04/06/12	8,810,000	8,810,000

Solid Waste Disposal RB (Madera Disposal Systems) Series 1998A	a	0.32%		04/06/12	1,800,000	1,800,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A	a	0.29%		04/06/12	2,615,000	2,615,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A	a	0.25%		04/06/12	2,765,000	2,765,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2003A	a	0.22%		04/06/12	1,125,000	1,125,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A	a	0.26%		04/06/12	2,875,000	2,875,000

Solid Waste Disposal RB (Mottra Corp) Series 2002A	a	0.25%		04/06/12	640,000	640,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A	a	0.25%		04/06/12	2,045,000	2,045,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A	a	0.25%		04/06/12	2,540,000	2,540,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A	a	0.22%		04/06/12	4,785,000	4,785,000

Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill) Series 2003A	a	0.22%		04/06/12	2,700,000	2,700,000

Solid Waste Disposal RB (Rainbow Disposal) Series 2006A	a	0.25%		04/06/12	8,910,000	8,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A	a	0.22%		04/06/12	2,910,000	2,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A	a	0.29%		04/06/12	18,010,000	18,010,000

Solid Waste Disposal RB (Recycling Industries) Series 2011	a	0.29%		04/06/12	2,420,000	2,420,000

Solid Waste Disposal RB (Sanco Services) Series 2002A	a	0.32%		04/06/12	4,315,000	4,315,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A	a	0.29%		04/06/12	835,000	835,000

Solid Waste Disposal RB (Solag Disposal) Series 1997A	a	0.22%		04/06/12	1,135,000	1,135,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B	a	0.22%		04/06/12	2,840,000	2,840,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A	a	0.25%		04/06/12	4,245,000	4,245,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A	a	0.21%		04/06/12	2,350,000	2,350,000

Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A	a	0.25%		04/06/12	1,585,000	1,585,000

Solid Waste Disposal RB (Valley Vista Services) Series 2003A	a	0.29%		04/06/12	1,100,000	1,100,000

Solid Waste Disposal RB (Valley Vista Services) Series 2007A	a	0.29%		04/06/12	2,205,000	2,205,000

Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy) Series 2004	a	0.22%		04/06/12	2,500,000	2,500,000

Solid Waste Disposal RB (West Valley MRF) Series 1997A	a	0.25%		04/06/12	415,000	415,000

Solid Waste Disposal RB (Zanker Road Landfill) Series 1999C	a	0.29%		04/06/12	1,875,000	1,875,000

Solid Waste Disposal RB (Zanker Road Management) Series 2011A	a	0.29%		04/06/12	2,500,000	2,500,000

Solid Waste Disposal RB (Zerep Management Corp) Series 2011A	a	0.29%		04/06/12	2,810,000	2,810,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A	a	0.22%		04/06/12	3,335,000	3,335,000

California Public Works Board
Lease RB (Univ of California) Series 2005D	b,c	0.25%		04/06/12	11,660,000	11,660,000

Lease RB (Univ of California) Series 2009E	b,c	0.24%		04/06/12	4,495,000	4,495,000

Lease Refunding RB (Univ of California) Series 2007A	b,c	0.18%		04/06/12	8,780,000	8,780,000

Lease Refunding RB (Univ of California) Series 2007A	b,c	0.19%		04/06/12	32,870,000	32,870,000

Lease Refunding RB (Univ of California) Series 2007C	b,c	0.18%		04/06/12	11,090,000	11,090,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C	a	0.20%		04/06/12	1,260,000	1,260,000

 7

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Campus Pointe Apts) Series 2008J	a	0.19%		04/06/12	12,100,000	12,100,000

M/F Housing RB (Charter Court Apts) Series 2008L	a	0.18%		04/06/12	10,125,000	10,125,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH	a	0.19%		04/06/12	8,995,000	8,995,000

M/F Housing RB (Crossings West Apts) Series 2009E	a	0.16%		04/06/12	15,000,000	15,000,000

M/F Housing RB (Cypress Villa Apts) Series 2000F	a	0.23%		04/06/12	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO	a	0.19%		04/06/12	15,090,000	15,090,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G	a	0.20%		04/06/12	5,010,000	5,010,000

M/F Housing RB (Emerald Gardens Apts) Series 2000E	a	0.19%		04/06/12	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP	a	0.18%		04/06/12	3,000,000	3,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H	a	0.19%		04/06/12	7,000,000	7,000,000

M/F Housing RB (Heritage Oaks Apts) Series 2004YY	a	0.19%		04/06/12	6,900,000	6,900,000

M/F Housing RB (Las Flores Village Apts) Series 2004JJ	a	0.25%		04/06/12	13,500,000	13,500,000

M/F Housing RB (Laurel Park Sr Apts) Series 2002H	a	0.18%		04/06/12	5,500,000	5,500,000

M/F Housing RB (Martin Luther Tower) Series 2005D	a	0.20%		04/06/12	7,650,000	7,650,000

M/F Housing RB (Oak Center Towers) Series 2005L	a	0.20%		04/06/12	3,620,000	3,620,000

M/F Housing RB (Oakmont of Concord) Series 2002Q	a	0.19%		04/06/12	10,000,000	10,000,000

M/F Housing RB (Plaza Club Apts) Series 1997A	a	0.18%		04/06/12	14,790,000	14,790,000

M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE	a	0.25%		04/06/12	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC	a	0.19%		04/06/12	9,100,000	9,100,000

M/F Housing RB (Sharps & Flats Apts) Series 2002X	a	0.19%		04/06/12	13,800,000	13,800,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B	a	0.18%		04/06/12	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D	a	0.19%		04/06/12	6,070,000	6,070,000

RB (Cottage Health) Series 2010	a,b,c	0.19%		04/06/12	36,045,000	36,045,000

RB (Kaiser Permanente) Series 2006B	a,b,c	0.20%		04/06/12	4,950,000	4,950,000

RB (Sutter Health) Series 2002B	b,c	0.19%		04/06/12	2,200,000	2,200,000

RB (Univ of San Diego) Series 2005	a	0.16%		04/06/12	23,415,000	23,415,000

Refunding RB (Los Angeles Cnty Museum of Art) Series 2008A	a	0.14%		04/06/12	6,625,000	6,625,000

Refunding RB (Trinity Health) Series 2011CA	b,c	0.19%		04/06/12	2,175,000	2,175,000

Chino Basin Regional Financing Auth
RB (Inland Empire Utilities Agency) Series 2008A	b,c	0.25%		04/06/12	8,070,000	8,070,000

Refunding RB (Inland Empire Utilities Agency) Series 2008B	a	0.17%		04/06/12	11,580,000	11,580,000

Chula Vista
Refunding IDRB (SDG&E) Series 2004E	a,b,c	0.19%		04/06/12	9,995,000	9,995,000

Refunding RB (SDG&E) Series 2006A		0.18%		04/06/12	69,200,000	69,200,000

Coast Community College District
GO Bonds Series 2006B	b,c	0.17%		04/06/12	9,450,000	9,450,000

GO Bonds Series 2006B	b,c	0.19%		04/06/12	12,095,000	12,095,000

GO Bonds Series 2006B	b,c	0.25%		04/06/12	13,880,000	13,880,000

GO Bonds Series 2006C	b,c	0.17%		04/06/12	17,675,000	17,675,000

Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B	a	0.20%		04/06/12	26,200,000	26,200,000

M/F Mortgage RB (El Cerrito Royale) Series 1987A	a	0.27%		04/06/12	1,980,000	1,980,000

Contra Costa Water District
Water Refunding RB Series N	b,c	0.25%		04/06/12	15,350,000	15,350,000

Dublin USD
GO Bonds Series 2004E	b,c	0.19%		04/06/12	30,660,000	30,660,000

East Bay Municipal Utility District
Wastewater System Refunding RB Series 2011A		0.19%	04/05/12	02/01/13	24,125,000	24,125,000

8

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water System Refunding RB Series 2008B3	b	0.15%		04/06/12	35,000,000	35,000,000

Water System Refunding RB Series 2009A1		0.19%	04/05/12	12/03/12	53,000,000	53,000,000

Water System Refunding RB Series 2009A2		0.20%	04/05/12	03/01/13	11,000,000	11,000,000

Water System Sub Refunding RB Series 2010A	b,c	0.19%		04/06/12	9,760,000	9,760,000

Eastern Municipal Water District
Revenue COP Series 2008F	b	0.19%		04/06/12	3,000,000	3,000,000

Revenue COP Series 2008G	b	0.15%		04/06/12	33,400,000	33,400,000

Water & Sewer Revenue COP Series 2008A	b	0.14%		04/06/12	32,030,000	32,030,000

El Cajon
M/F Housing RB (Park-Mollison & Madison Apts) Series 1998	a	0.18%		04/06/12	4,400,000	4,400,000

El Camino Community College District
GO Bonds Series 2006B	b,c	0.25%		04/06/12	9,485,000	9,485,000

El Camino Hospital District
GO Bonds Series 2006	b,c	0.25%		04/06/12	11,320,000	11,320,000

Elsinore Valley Municipal Water District
Refunding COP Series 2011A	a	0.16%		04/06/12	5,250,000	5,250,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A	a	0.18%		04/06/12	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A	a	0.20%		04/06/12	6,900,000	6,900,000

Escondido USD
GO Bonds Series 2009B	a,b,c	0.45%		04/06/12	23,195,000	23,195,000

Foothill-DeAnza Community College District
GO Bonds Series A	b,c	0.25%		04/06/12	8,725,000	8,725,000

GO Bonds Series B	b,c	0.25%		04/06/12	13,675,000	13,675,000

GO Bonds Series C	b,c	0.18%		04/06/12	23,780,000	23,780,000

GO Bonds Series C	b,c	0.19%		04/06/12	7,615,000	7,615,000

GO Bonds Series C	b,c	0.35%		04/06/12	2,500,000	2,500,000

Fremont USD
GO Bonds Series B	b,c	0.29%		04/06/12	5,000,000	5,000,000

Fresno
Sewer System RB Series 2008A	b,c	0.22%		04/06/12	10,000,000	10,000,000

Fresno IDA
IDRB (Keiser Corp) Series 1997	a	0.21%		04/06/12	750,000	750,000

Fresno USD
GO Bonds Series 2001G&2010B	a,b,c	0.19%		04/06/12	8,030,000	8,030,000

Grossmont UHSD
GO Bonds Series 2006	b,c	0.26%		04/06/12	5,410,000	5,410,000

GO Bonds Series 2008	b,c	0.19%		04/06/12	3,275,000	3,275,000

GO Bonds Series 2009A	b,c	0.23%		04/06/12	7,525,000	7,525,000

GO Bonds Series 2010B	b,c	0.19%		04/06/12	4,000,000	4,000,000

GO Bonds Series 2010B	b,c	0.34%		04/06/12	5,000,000	5,000,000

Hayward
M/F Housing RB (Timbers Apts) Series 1998A	a	0.18%		04/06/12	9,500,000	9,500,000

Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A	a	0.18%		04/06/12	9,500,000	9,500,000

Long Beach Community College District
GO Bonds Series 2007D	b,c	0.19%		04/06/12	25,180,000	25,180,000

Los Angeles
COP (Windward School) Series 2007A	a	0.16%		04/06/12	19,750,000	19,750,000

Wastewater System Refunding RB Series 2003A	b,c	0.19%		04/06/12	34,620,000	34,620,000

Wastewater System Refunding RB Series 2005A	b,c	0.19%		04/06/12	5,715,000	5,715,000

 9

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts) Series 2003C	a	0.19%		04/06/12	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B	a	0.19%		04/06/12	14,200,000	14,200,000

M/F Housing Refunding RB (Malibu Meadows) Series 1998B	a	0.16%		04/06/12	14,550,000	14,550,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C	a	0.19%		04/06/12	17,000,000	17,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2005A	b,c	0.19%		04/06/12	7,910,000	7,910,000

First Tier Sr Sales Tax Refunding RB Series 2008A3&A4	a,b,c	0.23%		04/02/12	18,000,000	18,000,000

Second Sr Sales Tax RB Series 2004A	b,c	0.21%		04/02/12	17,450,000	17,450,000

Second Sr Sales Tax Refunding RB Series 2009C1	a	0.15%		04/06/12	7,070,000	7,070,000

Sr Sales Tax Refunding RB Series 2009A2	b	0.20%		04/02/12	38,525,000	38,525,000

Los Angeles Community College District
GO Bonds Series 2006E	b,c	0.19%		04/06/12	4,785,000	4,785,000

GO Bonds Series 2007A	b,c	0.19%		04/06/12	13,560,000	13,560,000

GO Bonds Series 2007A	b,c	0.35%		04/06/12	5,225,000	5,225,000

GO Bonds Series 2008F1	b,c	0.19%		04/06/12	6,665,000	6,665,000

GO Refunding Bonds Series 2005A	b,c	0.25%		04/06/12	9,575,000	9,575,000

Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A	a	0.18%		04/06/12	3,955,000	3,955,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A	b,c	0.25%		04/06/12	37,165,000	37,165,000

Airport Sr RB Series 2008A	b,c	0.40%		04/06/12	13,475,000	13,475,000

Airport Sr RB Series 2010A	b,c	0.16%		04/06/12	8,665,000	8,665,000

Airport Sr RB Series 2010A	b,c	0.19%	04/05/12	04/06/12	7,925,000	7,925,000

Airport Sr RB Series 2010A	b,c	0.25%		04/06/12	18,015,000	18,015,000

Airport Sr RB Series 2010A&D	b,c	0.18%		04/06/12	32,625,000	32,625,000

Airport Sr RB Series 2010D	b,c	0.19%		04/06/12	4,665,000	4,665,000

Airport Sub RB Series 2010B	b,c	0.23%		04/06/12	8,830,000	8,830,000

Los Angeles Dept of Water & Power
Power System RB Series 2001B5	b	0.17%		04/06/12	30,000,000	30,000,000

Power System RB Series 2002A1	b	0.16%		04/06/12	21,500,000	21,500,000

Power System RB Series 2002A4	b	0.18%		04/06/12	8,300,000	8,300,000

Power System RB Series 2005A1	b,c	0.19%		04/06/12	12,875,000	12,875,000

Power System RB Series 2005A2&2007A2	b,c	0.25%		04/06/12	2,630,000	2,630,000

Power System RB Series 2007A1	b,c	0.19%		04/06/12	10,255,000	10,255,000

Power System RB Series 2007A2	b,c	0.29%		04/06/12	3,690,000	3,690,000

Water System RB Series 2003A	b,c	0.21%		04/06/12	7,000,000	7,000,000

Water System RB Series 2006A2	b,c	0.25%		04/06/12	5,450,000	5,450,000

Water System RB Series 2011B2	b	0.17%		04/02/12	13,300,000	13,300,000

Los Angeles Harbor Dept
RB Series 2006D	b,c	0.25%		04/06/12	7,390,000	7,390,000

Refunding RB Series 2006B	b,c	0.24%		04/06/12	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008	a	0.27%		04/06/12	1,665,000	1,665,000

RB (AAA Packing & Shipping) Series 2000	a	0.20%		04/06/12	3,000,000	3,000,000

RB (Green Farms) Series 2003	a	0.24%		04/06/12	2,270,000	2,270,000

Los Angeles USD
GO Bonds Series 2005E	b,c	0.19%		04/06/12	6,735,000	6,735,000

GO Bonds Series 2007B & Refunding Series 2007B	b,c	0.22%		04/06/12	7,290,000	7,290,000

GO Bonds Series 2007C	b,c	0.35%		04/06/12	8,250,000	8,250,000

10

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2007H	b,c	0.19%		04/06/12	9,995,000	9,995,000

GO Bonds Series 2009D&F	b,c	0.19%		04/06/12	6,230,000	6,230,000

GO Bonds Series 2009F	b,c	0.35%		04/06/12	6,265,000	6,265,000

GO Bonds Series 2009I	b,c	0.19%		04/06/12	3,500,000	3,500,000

GO Refunding Bonds Series 2007A2	b,c	0.18%		04/06/12	3,000,000	3,000,000

Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian) Series 2008E	a	0.17%		04/06/12	12,500,000	12,500,000

Newport-Mesa USD
GO Bonds Series 2011	b,c	0.19%		04/06/12	5,915,000	5,915,000

Oakland
GO Bonds Series 2009B	a,b,c	0.19%		04/06/12	10,080,000	10,080,000

Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum) Series 2000C1	a	0.17%		04/06/12	1,445,000	1,445,000

Oceanside
M/F Mortgage RB (Riverview Springs Apts) Series 1990A	a	0.18%		04/06/12	12,170,000	12,170,000

Ohlone Community College District
GO Bonds Series 2002B	b,c	0.19%		04/06/12	12,255,000	12,255,000

GO Bonds Series 2010A	b,c	0.19%		04/06/12	12,305,000	12,305,000

Orange Cnty
Airport RB Series 2009B	b,c	0.35%		04/06/12	6,520,000	6,520,000

Refunding RB (Riverbend Apts) 1999B	a	0.17%		04/06/12	20,000,000	20,000,000

Orange Cnty Housing Auth
Apt Development RB (Lantern Pines) Series 1985CC	a	0.17%		04/06/12	1,400,000	1,400,000

Refunding RB (Villa La Paz) Series 1998F	a	0.17%		04/06/12	9,900,000	9,900,000

Orange Cnty Sanitation District
COP Series 2003	b,c	0.34%		04/06/12	5,250,000	5,250,000

Oxnard Financing Auth
Lease RB Series 2003B	a	0.20%		04/06/12	5,945,000	5,945,000

Lease RB Series 2006	a	0.20%		04/06/12	11,000,000	11,000,000

Wastewater RB Series 2004B	a	0.20%		04/06/12	10,715,000	10,715,000

Palomar Community College District
GO Bonds Series 2006B	a,b,c	0.19%		04/06/12	16,175,000	16,175,000

Peralta Community College District
GO Bonds Series 2009C	a,b,c	0.19%		04/06/12	6,150,000	6,150,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A	a	0.27%		04/06/12	2,750,000	2,750,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A	a	0.38%		04/06/12	4,959,000	4,959,000

Pittsburg RDA
Sub Tax Allocation Bonds (Los Medanos) Series 2004A	a	0.20%		04/02/12	2,915,000	2,915,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B	b,c	0.19%		04/06/12	27,335,000	27,335,000

Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A	a	0.19%		04/06/12	13,360,000	13,360,000

Pomona PFA
Water Facilities RB Series 2007AY	a,b,c	0.22%		04/06/12	8,955,000	8,955,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A	a	0.18%		04/06/12	10,890,000	10,890,000

Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts) Series 1989C	a	0.18%		04/06/12	9,000,000	9,000,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009B	b	0.18%		04/06/12	10,740,000	10,740,000

Limited Sales Tax RB Series 2009C	b	0.19%		04/06/12	14,125,000	14,125,000

 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Riverside Community College District
GO Bonds Series 2007C	b,c	0.32%		04/06/12	5,940,000	5,940,000

Roseville Jt UHSD
GO Bonds Series C	b,c	0.26%		04/06/12	7,530,000	7,530,000

Sacramento Cnty
COP Series 2007	a,b,c	0.17%		04/06/12	21,100,000	21,100,000

M/F Housing RB (Ashford Heights Apts) Series 2006H	a	0.19%		04/06/12	7,255,000	7,255,000

Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E	a	0.18%		04/06/12	6,000,000	6,000,000

M/F Housing RB (Hastings Park Apts) Series 2004G	a	0.19%		04/06/12	5,300,000	5,300,000

M/F Housing RB (Logan Park Apts) Series 2007E	a	0.18%		04/06/12	12,500,000	12,500,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C	a	0.18%		04/06/12	8,000,000	8,000,000

Sacramento Cnty Sanitation District Financing Auth
RB Series 2006	b,c	0.19%		04/06/12	4,750,000	4,750,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G	a	0.19%		04/06/12	17,200,000	17,200,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E	a	0.19%		04/06/12	10,265,000	10,265,000

M/F Housing RB (St. Anton Building Apts) Series 2003I	a	0.19%		04/06/12	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I	a	0.19%		04/06/12	5,150,000	5,150,000

Sacramento Suburban Water District
Refunding Revenue COP Series 2009A	a	0.17%		04/06/12	5,000,000	5,000,000

San Bernardino Cnty
M/F Housing Refunding RB (Rialto Heritage Park Apts) Series 1993A	a	0.15%		04/06/12	4,330,000	4,330,000

San Bernardino Community College District
GO Bonds Series C	b,c	0.19%		04/06/12	13,660,000	13,660,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003	a	0.20%		04/06/12	8,100,000	8,100,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B	b	0.16%		04/06/12	4,495,000	4,495,000

Limited Sales Tax RB Series 2008D	b	0.16%		04/06/12	85,045,000	85,045,000

San Diego Cnty Water Auth
Water Revenue COP Series 2004A	b,c	0.19%		04/06/12	8,710,000	8,710,000

Water Revenue COP Series 2008A	b,c	0.19%		04/06/12	38,880,000	38,880,000

San Diego Community College District
GO Bonds Series 2005	b,c	0.19%		04/06/12	3,330,000	3,330,000

GO Bonds Series 2005	b,c	0.35%		04/06/12	3,100,000	3,100,000

GO Bonds Series 2007	b,c	0.19%		04/06/12	4,000,000	4,000,000

GO Bonds Series 2011	b,c	0.19%		04/06/12	6,100,000	6,100,000

GO Bonds Series 2011	b,c	0.26%		04/06/12	2,500,000	2,500,000

San Diego Housing Auth
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B	a	0.18%		04/06/12	6,000,000	6,000,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A	a,b,c	0.19%		04/06/12	6,000,000	6,000,000

San Diego USD
GO Refunding Bonds Series 2005 G1&C2	b,c	0.19%		04/06/12	9,910,000	9,910,000

San Francisco
GO Refunding Bonds (Laguna Honda Hospital) Series 2008R3	b,c	0.25%		04/06/12	6,780,000	6,780,000

M/F Housing RB (Carter Terrace Apts) Series 2002B	a	0.25%		04/06/12	4,775,000	4,775,000

San Francisco Redevelopment Agency
M/F Housing RB (Derek Silva Community) Series 2002D	a	0.25%		04/06/12	1,945,000	1,945,000

M/F Housing Refunding RB (Fillmore Center) Series 1992A1	a	0.17%		04/06/12	26,300,000	26,300,000

12

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing Refunding RB (Fillmore Center) Series 1992A2	a	0.19%		04/06/12	3,750,000	3,750,000

San Francisco Airport Commission
Second Series Refunding RB Series 2009A	a,b,c	0.19%		04/06/12	9,995,000	9,995,000

Second Series Refunding RB Series 2010A3	a	0.15%		04/06/12	17,300,000	17,300,000

Second Series Refunding RB Series 37C	a	0.16%		04/06/12	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A	b,c	0.19%		04/06/12	13,400,000	13,400,000

Sales Tax Refunding RB Series 2006A	b,c	0.19%		04/06/12	6,125,000	6,125,000

San Francisco Public Utilities Commission
San Francisco Water RB Series 2011A	b,c	0.19%		04/06/12	5,945,000	5,945,000

San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007	a,b,c	0.17%		04/06/12	40,870,000	40,870,000

San Jose
Airport RB Series 2007A	a,b,c	0.25%		04/06/12	8,225,000	8,225,000

M/F Housing RB (Pollard Plaza Apts) Series 2002D	a	0.18%		04/06/12	6,995,000	6,995,000

M/F Housing RB (Villa Monterey Apts) Series 2002F	a	0.19%		04/06/12	2,000,000	2,000,000

San Jose Financing Auth
Lease RB (Civic Center) Series 2002B	a,b,c	0.19%		04/06/12	24,010,000	24,010,000

Lease Refunding RB (Civic Center Garage) Series 2008B2	a	0.16%		04/06/12	16,780,000	16,780,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A	a	0.25%		04/06/12	13,390,000	13,390,000

San Mateo Cnty Community College District
GO Bonds Series 2005B&2006A	b,c	0.17%		04/06/12	15,455,000	15,455,000

GO Bonds Series 2006B	b,c	0.19%		04/06/12	1,600,000	1,600,000

San Mateo Cnty Transit District
Limited Tax Refunding Bonds Series 2005A	b,c	0.25%		04/06/12	10,280,000	10,280,000

San Mateo UHSD
GO Bonds Series 2011A	b,c	0.35%		04/06/12	5,000,000	5,000,000

Santa Clara Cnty
GO Bonds Series 2009A	b,c	0.25%		04/06/12	25,260,000	25,260,000

M/F Housing Refunding RB (Briarwood Apts) Series 2011A	a	0.17%		04/06/12	4,400,000	4,400,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C	a	0.26%		04/06/12	9,190,000	9,190,000

M/F Housing Refunding RB (Williows Apts) Series 2005A	a	0.24%		04/06/12	4,180,000	4,180,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A	b,c	0.19%		04/06/12	2,500,000	2,500,000

Sales Tax Refunding RB Series 2008B	b	0.15%		04/06/12	12,275,000	12,275,000

Sausalito
M/F Housing RB (Rotary Village Sr Housing ) Series 2003	a	0.60%		04/06/12	2,140,000	2,140,000

Sequoia UHSD
GO Bonds Series 2005B	b,c	0.19%		04/06/12	7,360,000	7,360,000

Southern California Metropolitan Water District
Water RB Series 1997B	b	0.20%		04/06/12	10,000,000	10,000,000

Water RB Series 2005C	b,c	0.19%		04/06/12	12,235,000	12,235,000

Water RB Series 2006A	b,c	0.19%		04/06/12	5,590,000	5,590,000

Water RB Series 2006A	b,c	0.25%		04/06/12	9,300,000	9,300,000

Water RB Series 2008A	b,c	0.19%		04/06/12	5,000,000	5,000,000

Water Refunding RB Series 2009A1		0.19%	04/06/12	10/08/12	53,000,000	53,000,000

Water Refunding RB Series 2009A2		0.19%	04/06/12	07/09/12	53,000,000	53,000,000

Water Refunding RB Series 2011A1		0.19%	04/05/12	03/08/13	19,000,000	19,000,000

Water Refunding RB Series 2011A3		0.21%	04/05/12	03/08/13	25,000,000	25,000,000

 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Southern California Public Power Auth
Refunding RB (Magnolia Power) Series 2009-1	a	0.17%		04/06/12	25,000,000	25,000,000

Univ of California
General RB Series 2005C	b,c	0.32%		04/06/12	7,500,000	7,500,000

General RB Series 2005G	b,c	0.19%		04/06/12	25,365,000	25,365,000

General RB Series 2005G	b,c	0.20%		04/06/12	10,320,000	10,320,000

General RB Series 2007J	b,c	0.19%		04/06/12	9,550,000	9,550,000

General RB Series 2007J	b,c	0.25%		04/06/12	15,000,000	15,000,000

General RB Series 2008L	b,c	0.25%		04/06/12	6,660,000	6,660,000

General RB Series 2009O	b,c	0.19%		04/06/12	3,500,000	3,500,000

General RB Series 2009Q	b,c	0.17%		04/06/12	6,665,000	6,665,000

Limited Project RB Series 2005B	b,c	0.16%		04/06/12	12,460,000	12,460,000

Limited Project RB Series 2005B	b,c	0.19%		04/06/12	16,540,000	16,540,000

Medical Center Pooled RB Series 2007C2	b,c	0.19%		04/06/12	13,615,000	13,615,000

West Hills Community College District
COP (2008 Refunding)	a	0.17%		04/06/12	50,575,000	50,575,000

Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living) Series 2000A	a	0.90%		04/06/12	6,145,000	6,145,000

Whittier
Refunding RB (Whittier College) Series 2008	a	0.17%		04/06/12	36,715,000	36,715,000

William S. Hart UHSD
GO Bonds Series B	a,b,c	0.22%		04/06/12	6,320,000	6,320,000

Yosemite Community College District
GO Bonds Series 2008C	b,c	0.29%		04/06/12	8,000,000	8,000,000

						4,375,754,583

Other Investments 5.1%
BlackRock MuniYield California Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.31%		04/06/12	35,000,000	35,000,000

BlackRock MuniYield California Quality Fund
Variable Rate Demand Preferred Shares Series W7	a,c	0.31%		04/06/12	39,000,000	39,000,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.39%		04/06/12	55,000,000	55,000,000

Nuveen California Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.31%		04/06/12	18,000,000	18,000,000

Nuveen California Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.33%		04/06/12	29,800,000	29,800,000

Nuveen California Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.31%		04/06/12	15,000,000	15,000,000

Nuveen California Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.31%		04/06/12	31,000,000	31,000,000

Nuveen California Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.31%		04/06/12	35,900,000	35,900,000

Nuveen Insured California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,c	0.39%		04/06/12	40,300,000	40,300,000

Nuveen Insured California Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1	a,c	0.31%		04/06/12	20,000,000	20,000,000

Nuveen Insured California Tax-Free Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 2	a,c	0.29%		04/06/12	17,700,000	17,700,000

						336,700,000

14

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Puerto Rico 0.0%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	b,c	0.26%		04/06/12	510,000	510,000

Total Variable-Rate Securities
(Cost $4,712,964,583)						4,712,964,583

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $6,450,903,294.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,416,481,583 or 37.0% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or

 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47704MAR12

16

The Charles Schwab Family of Funds
Schwab California AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

29.5%	Fixed-Rate Securities	51,173,471	51,173,471
70.3%	Variable-Rate Securities	122,162,000	122,162,000

99.8%	Total Investments	173,335,471	173,335,471
0.2%	Other Assets and Liabilities, Net		426,499

100.0%	Net Assets		173,761,970

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 29.5% of net assets

California 29.5%
Bay Area Toll Auth
Toll Bridge RB Series 2006F		3.75%		04/01/12	1,200,000	1,200,000

Toll Bridge RB Series 2006F		5.00%		04/01/12	600,000	600,000

California
RAN 2011-2012 Series B1	a,c	0.23%		06/28/12	1,000,000	1,000,000

California Dept of Water Resources
Power Supply RB Series 2002A		5.25%		05/01/12	1,250,000	1,255,106

California Infrastructure & Economic Development Bank
Refunding RB (J. Paul Getty Trust) Series 2007A1		2.50%		04/01/13	620,000	633,245

Refunding RB (J. Paul Getty Trust) Series 2007A3		2.25%		04/02/12	475,000	475,024

California School Cash Reserve Program Auth
Bonds 2011-2012 Series E		2.00%		06/01/12	1,000,000	1,002,736

Sr Bonds 2011-2012 Series B		2.00%		06/01/12	2,250,000	2,255,723

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2002C		3.85%		06/01/12	2,130,000	2,141,804

Contra Costa Water District
Water Revenue Notes Series A		1.00%		10/01/12	1,000,000	1,003,621

East Bay Municipal Utility District
Water System Extendible CP		0.24%	05/15/12	11/12/12	1,000,000	1,000,000

Fresno USD
GO Bonds Series 2010B		2.00%		08/01/12	2,000,000	2,010,085

Kern Cnty
TRAN 2011-2012		3.00%		06/29/12	1,800,000	1,811,866

Los Angeles
TRAN 2011		2.50%		04/30/12	300,000	300,484

Los Angeles Cnty
TRAN 2011-2012 Series C		2.50%		06/29/12	4,750,000	4,775,381

 1

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A	a	0.13%		04/03/12	2,000,000	2,000,000

Lease Revenue CP Notes Series C	a	0.12%		04/04/12	2,000,000	2,000,000

Los Angeles Dept of Water & Power
Power System RB Series 2011A		2.00%		07/01/12	500,000	502,009

Los Angeles Harbor Dept
RB Series 2009A		3.25%		08/01/12	500,000	504,998

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1	a	0.13%		04/05/12	2,400,000	2,400,000

Lease Revenue CP Series A1	a	0.18%		06/21/12	1,000,000	1,000,000

Oxnard Financing Auth
Water RB Series 2006	a,b,c	0.35%		05/03/12	1,000,000	1,000,000

Sacramento Municipal Utility District
Electric RB Series 2003R		5.00%		08/15/12	1,000,000	1,017,224

San Bernardino Cnty Transportation Auth
Limited Sales Tax Revenue Notes Series 2009A		4.00%		05/01/12	1,805,000	1,810,268

San Diego Cnty Water Auth
Water Revenue Refunding COP Series 2005A		5.00%		05/01/12	500,000	501,833

San Francisco
GO Improvement Bonds Series 2009A	b,c	0.27%		10/18/12	530,000	530,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2006A		5.00%		07/01/12	1,220,000	1,234,252

San Joaquin Cnty Transportation Auth
Sales Tax Revenue CP	a	0.18%		06/07/12	2,000,000	2,000,000

San Mateo Cnty Community College District
GO Bonds Series 2005B	b,c	0.25%		10/25/12	215,000	215,000

Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	a	1.00%		01/10/13	1,000,000	1,000,022

Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1		3.00%		07/01/12	300,000	301,822

Torrance
TRAN 2011-2012		3.00%		07/12/12	2,000,000	2,014,889

Univ of California
General RB Series 2003A		5.00%		05/15/12	1,250,000	1,256,972

General RB Series 2007J	b,c	0.23%		07/12/12	3,665,000	3,665,000

General RB Series 2009-O		5.00%		05/15/12	750,000	754,107

William S. Hart UHSD
GO Bonds Series A	a,b,c	0.25%		05/09/12	4,000,000	4,000,000

Total Fixed-Rate Securities
(Cost $51,173,471)						51,173,471

Variable-Rate Securities 70.3% of net assets

California 70.3%
ABAG Finance Auth
RB (899 Charleston) Series 2007	a	0.26%		04/02/12	215,000	215,000

Alameda Cnty IDA
RB (Dale Hardware) Series 2010	a	0.26%		04/06/12	2,665,000	2,665,000

Anaheim Public Financing Auth
Electric System Second Lien RB Series 2004	a,b,c	0.35%		04/06/12	2,700,000	2,700,000

Bay Area Toll Auth
Toll Bridge RB Series 2009F1	b,c	0.29%		04/06/12	1,305,000	1,305,000

Toll Bridge Sub RB Series 2010S2	a,b,c	0.19%		04/06/12	1,300,000	1,300,000

2

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California
GO Bonds Series 2003B3	a	0.18%		04/06/12	5,000,000	5,000,000

California Educational Facilities Auth
RB (Univ of Southern California) Series 2009A	b,c	0.25%		04/06/12	2,220,000	2,220,000

California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2011B	a	0.18%		04/02/12	900,000	900,000

RB (Sutter Health) Series 2011B	b,c	0.19%		04/06/12	2,100,000	2,100,000

California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008	a	0.24%		04/06/12	3,330,000	3,330,000

RB (Casa Loma College) Series 2009	a	0.29%		04/06/12	1,960,000	1,960,000

California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A		0.15%		04/02/12	395,000	395,000

Recovery Zone Facility RB (Chevron) Series 2010C		0.18%		04/02/12	1,500,000	1,500,000

California Pollution Control Financing Auth
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010	a	0.22%		04/06/12	2,335,000	2,335,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2003B		0.18%		04/06/12	4,200,000	4,200,000

RB (Kaiser Permanente) Series 2009C1		0.18%		04/06/12	2,500,000	2,500,000

Refunding RB (Los Angeles Cnty Museum of Art) Series 2008A	a	0.14%		04/06/12	2,505,000	2,505,000

Chaffey Community College District
GO Bonds Series 2005B	b,c	0.32%		04/06/12	6,600,000	6,600,000

Chula Vista
Refunding RB (SDG&E) Series 2006A		0.18%		04/06/12	4,450,000	4,450,000

Coast Community College District
GO Bonds Series 2006B	b,c	0.25%		04/06/12	1,225,000	1,225,000

East Bay Municipal Utility District
Water System Refunding RB Series 2009A1		0.19%	04/05/12	12/03/12	1,000,000	1,000,000

Water System Refunding RB Series 2009A2		0.20%	04/05/12	03/01/13	1,000,000	1,000,000

Water System Sub Refunding RB Series 2010A	b,c	0.19%		04/06/12	240,000	240,000

Eastern Municipal Water District
Water & Sewer Revenue COP Series 2008A	b	0.14%		04/06/12	4,100,000	4,100,000

Foothill-DeAnza Community College District
GO Bonds Series A	b,c	0.25%		04/06/12	242,000	242,000

GO Bonds Series B	b,c	0.25%		04/06/12	355,000	355,000

GO Bonds Series C	b,c	0.18%		04/06/12	585,000	585,000

Grossmont UHSD
GO Bonds Series 2006	b,c	0.26%		04/06/12	150,000	150,000

Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A	a	0.16%		04/06/12	2,300,000	2,300,000

Los Angeles
Wastewater System Refunding RB Series 2003A	b,c	0.19%		04/06/12	1,000,000	1,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4	a,b,c	0.23%		04/02/12	2,000,000	2,000,000

Second Sr Sales Tax Refunding RB Series 2009C1	a	0.15%		04/06/12	330,000	330,000

Sr Sales Tax Refunding RB Series 2009A2	b	0.20%		04/02/12	900,000	900,000

Los Angeles Community College District
GO Bonds Series 2007A	b,c	0.22%		04/06/12	3,000,000	3,000,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A	b,c	0.25%		04/06/12	2,160,000	2,160,000

Los Angeles Dept of Water & Power
Power System RB Series 2001B5	b	0.17%		04/06/12	2,000,000	2,000,000

Power System RB Series 2007A1	b,c	0.21%		04/06/12	6,000,000	6,000,000

 3

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles USD
GO Bonds Series 2009D&I	b,c	0.22%		04/06/12	400,000	400,000

Newport-Mesa USD
GO Bonds Series 2007	b,c	0.25%		04/06/12	5,240,000	5,240,000

Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum) Series 2000C1	a	0.17%		04/06/12	100,000	100,000

Peralta Community College District
GO Bonds Series 2009C	a,b,c	0.19%		04/06/12	2,000,000	2,000,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009B	b	0.18%		04/06/12	3,315,000	3,315,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003	a	0.20%		04/06/12	945,000	945,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B	b	0.16%		04/06/12	1,655,000	1,655,000

Limited Sales Tax RB Series 2008D	b	0.16%		04/06/12	3,120,000	3,120,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A	b,c	0.19%		04/06/12	1,000,000	1,000,000

San Diego Community College District
GO Bonds Series 2009	b,c	0.21%		04/06/12	3,125,000	3,125,000

GO Bonds Series 2011	b,c	0.26%		04/06/12	3,500,000	3,500,000

San Francisco Airport Commission
Second Series Refunding RB Series 37C	a	0.16%		04/06/12	1,300,000	1,300,000

San Jose-Evergreen Community College District
GO Bonds Series A	b,c	0.20%		04/06/12	3,980,000	3,980,000

San Mateo Cnty Community College District
GO Bonds Series 2005B&2006A	b,c	0.17%		04/06/12	380,000	380,000

San Pablo Redevelopment Agency
Sub Tax Allocation Bonds Series 2006	a	0.20%		04/02/12	1,380,000	1,380,000

Southern California Metropolitan Water District
Water RB Series 2000B4	b	0.17%		04/06/12	700,000	700,000

Water Refunding RB Series 2009A1		0.19%	04/05/12	10/08/12	2,000,000	2,000,000

Water Refunding RB Series 2009A2		0.19%	04/05/12	07/09/12	2,160,000	2,160,000

Water Refunding RB Series 2011A1		0.19%	04/05/12	03/08/13	1,000,000	1,000,000

Sunnyvale
Refunding COP Series 2009A	a	0.20%		04/06/12	2,510,000	2,510,000

Univ of California
Limited Project RB Series 2005B	b,c	0.16%		04/06/12	1,000,000	1,000,000

Medical Center Pooled RB Series 2007B2	b	0.15%		04/02/12	635,000	635,000

West Hills Community College District
COP (2008 Refunding)	a	0.17%		04/06/12	3,950,000	3,950,000

Total Variable-Rate Securities
(Cost $122,162,000)						122,162,000

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $173,335,471.

a	Credit-enhanced security.
b	Liquidity-enhanced security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $64,217,000 or 37.0% of net assets.

4

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

 5

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47705MAR12

6

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 17, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 17, 2012

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	May 15, 2012